UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices)

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

TCW Funds, Inc.

To Our Valued Shareholders

Megan McClellan President, Principal Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2024. I would like to express our appreciation for your continued investment in the TCW Funds as well as to welcome new shareholders to our Fund family. As of April 30, 2024, the TCW Funds held total assets of approximately $8.1 billion.

This report contains information highlighting fund performance and listing portfolio holdings as of April 30, 2024 for the TCW Funds’ Equity Funds and the TCW Conservative Allocation Fund.

The U.S. Stock Market

U.S. stocks advanced 21.0% (S&P 500 Total Return Index) during the 6-month period under review, fueled by the prospect that a “soft landing” of the U.S. economy might be achievable with inflation, growth, and jobs data all contributing to the favorable backdrop. In November, when Fed Chair Powell’s favored “super-core inflation” (excludes food, energy, and shelter) gauge increased just 2.1%, the 10-year U.S. Treasury note yield plunged from its most recent peak of 4.99% in late October to 3.79% by the end of the year. Powell suggested that a continued decline in inflation would allow the Fed to pivot to interest rate cuts, and investors quickly imputed the possibility of up to six cuts during the course of 2024. At the same time, other macroeconomic data remained impressively resilient, with fourth quarter GDP growing at a 3.2% annual pace. However, the timing of the Fed’s prospective interest rate cuts was called into question by stickier than expected March inflation data, with both the Core Consumer Price Index (CPI) (3.8% year-over-year) and personal consumption expenditures price index (PCE) (2.8% year-over-year) remaining at elevated levels, and investors worried that the Fed would be forced to keep interest rates “higher for longer.” Yet, stock prices were supported by the strongest quarterly earnings per share growth in two years, with first-quarter EPS (earnings per share) growth up just over 5% (year-over-year), fueled in large part by the impact of spending related to the promise of generative AI fueling the “Magnificent 7” names.

Looking forward, there remains a substantial chance that inflation resumes its downward trajectory, thereby allowing the Fed to pursue interest rate cuts in the second half of the year. A key question, of course, is whether the economy is already starting to show signs of weakness. Indeed, the more recent April labor market report showed that job creation slowed markedly during the month, with 175,000 jobs created versus an expectation for 240,000 new jobs. And, despite generally solid earnings reports, a number of companies (e.g., McDonalds and Starbucks) called out weaker consumer demand, so it bears watching the degree to which the consumer is challenged. Stocks are presently trading at an elevated valuation of around 21 times forward earnings (based on Bloomberg consensus earnings estimates), so the health of the consumer and the implications for corporate earnings will be critical to the equity market’s trajectory, especially since consensus earnings estimates are still looking for high single-digit EPS growth this year. While we believe that there are many attractive secular trends and investment opportunities even in the midst of an indeterminate macroeconomic backdrop, we continue to think that some caution is warranted in the near term. Longer term, we believe investors are best served by focusing on those all-weather businesses which exhibit proven management skill, low levels of indebtedness, strong free cash flow generation, and secular advantages which represent compelling investment opportunities and a measure of resilience in the face of a slowing economy.

Fund Performance

During the period under review, our equity fund performance excelled, with nearly all funds outperforming their respective benchmarks. Our more growth-oriented funds were boosted by their exposure to technology names, including many of those where generative AI’s

1

Letter to Shareholders (Continued)

growth prospects served as an important catalyst for revenues and earnings. The Relative Value suite of funds benefitted from their broad sector diversification and exposure to a wide cross-section of the economy. While the economic growth outlook for both the U.S. and global economies remains uncertain, we think that our fund participants will continue to be well served over the longer term by our emphasis on rigorous bottom-up stock research. Our research effort remains focused on identifying those companies which we believe possess the resilience to profitably grow in an economic environment likely to be characterized by structurally lower growth. As always, we remain committed to our aim of achieving compelling risk-adjusted returns over the long-term for the benefit of our clients.

We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

Megan McClellan

President, Principal Executive Officer and Director

2

TCW Funds, Inc.

Performance Summary (Unaudited)

			Total Return Annualized as of April 30, 2024(1)(2)
	NAV	Six Months Return as of April 30, 2024	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Artificial Intelligence Equity Fund
I Class	$24.24	30.96%	47.90%	14.35%	N/A	14.96%		08/31/17

TCW Conservative Allocation Fund
I Class	$11.31	11.26%	6.98%	4.54%	4.60%	4.97%		11/16/06
N Class	$11.33	11.10%	6.72%	4.24%	4.21%	4.69%		11/16/06

TCW Global Real Estate Fund
I Class	$11.20	17.73%	2.43%	5.64%	N/A	4.42%		11/28/14
N Class	$11.19	17.82%	2.42%	5.51%	N/A	4.33%		11/28/14

TCW New America Premier Equities Fund
I Class	$31.43	22.21%	23.75%	13.42%	N/A	17.69%		01/29/16

TCW Relative Value Dividend Appreciation Fund
I Class	$22.33	23.23%	19.71%	12.15%	9.01%	8.28%		10/29/04
N Class	$22.85	23.08%	19.54%	11.93%	8.77%	9.33	% (3)	09/19/86	(4)

TCW Relative Value Large Cap Fund
I Class	$14.85	22.88%	20.13%	11.21%	8.56%	8.25%		12/31/03
N Class	$14.80	22.81%	19.96%	11.01%	8.34%	7.13	% (3)	12/31/97	(4)

TCW Relative Value Mid Cap Fund
I Class	$27.85	22.63%	20.56%	9.68%	7.32%	9.95	% (5)	11/01/96	(4)
N Class	$26.91	22.55%	20.46%	9.57%	7.17%	8.00%		10/31/00

TCW Select Equities Fund
I Class	$28.83	27.55%	34.38%	13.39%	14.00%	11.01	% (5)	07/01/91	(4)
N Class	$22.89	27.44%	34.17%	13.20%	13.76%	8.25%		02/26/99

(1)	Past performance is not indicative of future performance.
(2)

The Funds’ Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

(3)

Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

(4)	Inception date of the predecessor entity.
(5)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

3

TCW Artificial Intelligence Equity Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 96.6% of Net Assets

Advertising — 2.0%

Trade Desk, Inc. (1)	14,276	$1,182,767

Agricultural & Farm Machinery — 1.5%

Deere & Co.	2,224	870,496

Application Software — 4.5%

Datadog, Inc. (1)	10,646	1,336,073

Salesforce, Inc.	5,018	1,349,541

		2,685,614

Automobile Manufacturers — 1.3%

Tesla, Inc. (1)	4,123	755,663

Automotive Parts & Equipment — 1.1%

Mobileye Global, Inc. (1)	23,037	634,669

Broadline Retail — 5.2%

Amazon.com, Inc. (1)	17,516	3,065,300

Communications Equipment — 7.7%

Arista Networks, Inc. (1)	11,714	3,005,344

Motorola Solutions, Inc.	4,603	1,561,107

		4,566,451

Electrical Components & Equipment — 4.4%

Eaton Corp. PLC	4,214	1,341,148

Vertiv Holdings Co.	13,689	1,273,077

		2,614,225

Electronic Equipment & Instruments — 1.6%

Cognex Corp.	23,056	957,746

Industrial Machinery & Supplies & Components — 1.4%

Symbotic, Inc. (1)	21,536	830,644

Interactive Media & Services — 12.8%

Alphabet, Inc. (1)	18,596	3,027,057

Meta Platforms, Inc.	8,014	3,447,382

Pinterest, Inc. (1)	33,285	1,113,383

		7,587,822

Internet Services & Infrastructure — 1.2%

Snowflake, Inc. (1)	4,646	721,059

IT Consulting & Other Services — 1.5%

International Business Machines Corp.	5,130	852,606

Semiconductor Materials & Equipment — 6.0%

ASML Holding NV (Netherlands)	2,100	1,832,187

Lam Research Corp.	1,890	1,690,435

		3,522,622

Issues	Shares	Value

Semiconductors — 19.7%

Advanced Micro Devices, Inc. (1)	3,863	$611,822

Marvell Technology, Inc.	13,390	882,535

Micron Technology, Inc.	24,334	2,748,769

NVIDIA Corp.	4,457	3,850,937

ON Semiconductor Corp. (1)	16,205	1,136,943

QUALCOMM, Inc.	7,131	1,182,676

Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR) (Taiwan)	8,764	1,203,648

		11,617,330

Systems Software — 19.5%

Crowdstrike Holdings, Inc. (1)	9,975	2,918,086

CyberArk Software Ltd. (1)	6,553	1,567,805

Microsoft Corp.	6,717	2,615,130

Palo Alto Networks, Inc. (1)	8,507	2,474,601

ServiceNow, Inc. (1)	2,847	1,973,911

		11,549,533

Technology Hardware, Storage & Peripherals — 5.2%

Apple, Inc.	7,798	1,328,233

Samsung Electronics Co. Ltd. (GDR) (South Korea)	850	1,186,137

Super Micro Computer, Inc. (1)	681	584,843

		3,099,213

Total Common Stock

(Cost: $45,167,563)		57,113,760

MONEY MARKET INVESTMENTS — 3.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.25% (2)	2,076,227	2,076,227

Total Money Market Investments

(Cost: $2,076,227)		2,076,227

Total Investments (100.1%)

(Cost: $47,243,790)		59,189,987

Liabilities In Excess Of Other Assets (-0.1%)		(47,455)

Net Assets (100.0%)		$59,142,532

Notes to the Schedule of Investments:

SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

4

TCW Artificial Intelligence Equity Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
Semiconductors	19.7%
Systems Software	19.5
Interactive Media & Services	12.8
Communications Equipment	7.7
Semiconductor Materials & Equipment	6.0
Broadline Retail	5.2
Technology Hardware, Storage & Peripherals	5.2
Application Software	4.5
Electrical Components & Equipment	4.4
Money Market Investments	3.5
Advertising	2.0
Electronic Equipment & Instruments	1.6
Agricultural & Farm Machinery	1.5
IT Consulting & Other Services	1.5
Industrial Machinery & Supplies & Components	1.4
Automobile Manufacturers	1.3
Internet Services & Infrastructure	1.2
Automotive Parts & Equipment	1.1

Total	100.1%

See accompanying Notes to Financial Statements.

5

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Semiconductors	$11,617,330	$—	$—	$11,617,330
Systems Software	11,549,533	—	—	11,549,533
Interactive Media & Services	7,587,822	—	—	7,587,822
Communications Equipment	4,566,451	—	—	4,566,451
Semiconductor Materials & Equipment	3,522,622	—	—	3,522,622
Technology Hardware, Storage & Peripherals	1,913,076	1,186,137	—	3,099,213
Broadline Retail	3,065,300	—	—	3,065,300
Application Software	2,685,614	—	—	2,685,614
Electrical Components & Equipment	2,614,225	—	—	2,614,225
Advertising	1,182,767	—	—	1,182,767
Electronic Equipment & Instruments	957,746	—	—	957,746
Agricultural & Farm Machinery	870,496	—	—	870,496
IT Consulting & Other Services	852,606	—	—	852,606
Industrial Machinery & Supplies & Components	830,644	—	—	830,644
Automobile Manufacturers	755,663	—	—	755,663
Internet Services & Infrastructure	721,059	—	—	721,059
Automotive Parts & Equipment	634,669	—	—	634,669

Total Common Stock	55,927,623	1,186,137	—	57,113,760

Money Market Investments	2,076,227	—	—	2,076,227

Total Investments	$58,003,850	$1,186,137	$—	$59,189,987

See accompanying Notes to Financial Statements.

6

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	April 30, 2024

Issues	Shares	Value

EXCHANGE-TRADED FUNDS — 4.7% of Net Assets

iShares Gold Trust (1)	12,525	$542,332

iShares MSCI EAFE ETF	11,810	912,559

Total Exchange-Traded Funds

(Cost: $1,220,032)		1,454,891

INVESTMENT COMPANIES — 95.0%

Diversified Equity Funds — 32.9%

TCW Artificial Intelligence Equity Fund — I Class (1),(2)	15,412	373,594

TCW Global Real Estate Fund — I Class (2)	134,932	1,511,243

TCW New America Premier Equities Fund — I Class (2)	63,364	1,991,543

TCW Relative Value Large Cap Fund — I Class (2)	217,248	3,226,137

TCW Relative Value Mid Cap Fund — I Class (2)	27,798	774,172

TCW Select Equities Fund — I Class (2)	79,477	2,291,334

		10,168,023

Diversified Fixed Income Funds — 62.1%

Metropolitan West High Yield Bond Fund — I Class (2)	17,239	157,396

Metropolitan West Low Duration Bond Fund — I Class (2)	230,570	1,886,063

Issues	Shares	Value

Diversified Fixed Income Funds (Continued)

Metropolitan West Total Return Bond Fund — I Class (2)	745,560	$6,501,282

Metropolitan West Unconstrained Bond Fund — I Class (2)	123,685	1,250,458

TCW Emerging Markets Income Fund — I Class (2)	63,882	405,652

TCW Enhanced Commodity Strategy Fund — I Class (2)	84,462	497,483

TCW Global Bond Fund — I Class (2)	136,591	1,081,803

TCW Total Return Bond Fund — I Class (2)	976,912	7,414,762

		19,194,899

Total Investment Companies

(Cost: $28,390,236)		29,362,922

Total Investments (99.7%)

(Cost: $29,610,268)		30,817,813

Excess Of Other Assets Over Liabilities (0.3%)		100,286

Net Assets (100.0%)		$30,918,099

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
(1)	Non-income producing security.
(2)	Affiliated issuer.

See accompanying Notes to Financial Statements.

7

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended April 30, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2024	Value at April 30, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
Metropolitan West High Yield Bond Fund—I Class
	$292,786	$8,993	$159,576	17,239	$157,396	$8,909	$—	$(2,762)	$17,955
Metropolitan West Low Duration Bond Fund—I Class
	1,696,769	205,553	39,403	230,570	1,886,063	39,394	—	(3,021)	26,165
Metropolitan West Total Return Bond Fund—I Class
	5,502,102	1,008,581	165,499	745,560	6,501,282	131,000	—	(41,313)	197,411
Metropolitan West Unconstrained Bond Fund—I Class
	2,593,970	76,133	1,506,442	123,685	1,250,458	75,217	—	(228,793)	315,590
TCW Artificial Intelligence Fund—I Class
	288,774	—	4,208	15,412	373,594	—	—	755	88,273
TCW Emerging Markets Income Fund—I Class
	365,767	12,678	4,921	63,882	405,652	11,005	—	(948)	33,076
TCW Enhanced Commodity Strategy Fund—I Class
	683,702	14,384	188,791	84,462	497,483	14,384	—	(16,497)	4,685
TCW Global Bond Fund—I Class
	958,033	115,616	23,323	136,591	1,081,803	16,514	—	(5,291)	36,768
TCW Global Real Estate Fund—I Class
	1,149,963	207,107	31,516	134,932	1,511,243	14,684	—	800	184,889
TCW New America Premier Equities Fund—I Class
	2,780,908	3,805	1,352,990	63,364	1,991,543	3,805	—	619,035	(59,215)
TCW Relative Value Large Cap Fund—I Class
	2,197,046	690,877	65,800	217,248	3,226,137	37,293	90,114	1,021	402,993
TCW Relative Value Mid Cap Fund—I Class
	372,130	502,532	169,533	27,798	774,172	4,335	8,585	5,971	63,072
TCW Select Equities Fund—I Class
	2,201,355	248,194	495,965	79,477	2,291,334	—	248,194	99,425	238,325
TCW Total Return Bond Fund—I Class
	5,181,172	2,484,296	286,970	976,912	7,414,762	218,389	—	(71,548)	107,812

Total					$29,362,922	$574,929	$346,893	$356,834	$1,657,799

See accompanying Notes to Financial Statements.

8

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	62.1%
Diversified Equity Funds	32.9
Exchange-Traded Funds	4.7

Total	99.7%

See accompanying Notes to Financial Statements.

9

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$29,362,922	$—	$—	$29,362,922
Exchange-Traded Funds	1,454,891	—	—	1,454,891

Total Investments	$30,817,813	$—	$—	$30,817,813

See accompanying Notes to Financial Statements.

10

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	April 30, 2024

Issues	Shares	Value

COMMON STOCK — 96.7% of Net Assets

Australia — 4.4% (Cost: $932,879)

Goodman Group	60,528	$1,225,568

Canada — 7.1%

BSR Real Estate Investment Trust	21,367	226,490

Killam Apartment Real Estate Investment Trust	62,923	787,311

Minto Apartment Real Estate Investment Trust	92,557	977,546

Total Canada

(Cost: $2,462,558)		1,991,347

Germany — 4.9% (Cost: $923,892)

Stroeer SE & Co. KGaA	21,089	1,354,948

Japan — 7.0%

Mitsubishi Estate Co. Ltd.	50,200	921,946

Mitsui Fudosan Co. Ltd.	69,900	712,959

Nippon Prologis REIT, Inc.	190	329,133

Total Japan

(Cost: $1,658,718)		1,964,038

Singapore — 1.6% (Cost: $674,107)

CapitaLand Investment Ltd. (1)	231,100	447,339

Spain — 4.4% (Cost: $1,396,100)

Cellnex Telecom SA	37,440	1,239,944

United Kingdom — 2.7% (Cost: $803,549)

Segro PLC	70,545	743,545

United States — 64.6%

American Tower Corp.	11,385	1,953,211

Brixmor Property Group, Inc.	15,676	346,440

Crown Castle, Inc.	5,827	546,456

Elme Communities	42,747	648,045

Equinix, Inc.	1,136	807,821

Gaming & Leisure Properties, Inc.	21,324	911,174

Hilton Grand Vacations, Inc. (1)	6,375	265,455

Invitation Homes, Inc.	24,821	848,878

Kite Realty Group Trust	24,669	537,784

LXP Industrial Trust	68,035	568,092

Mid-America Apartment Communities, Inc.	8,333	1,083,290

NET Lease Office Properties	32,319	738,812

Issues	Shares	Value

United States (Continued)

NexPoint Residential Trust, Inc.	24,064	$823,951

Prologis, Inc.	9,667	986,517

Public Storage	3,900	1,011,855

Simon Property Group, Inc.	3,323	466,981

Sun Communities, Inc.	3,180	353,998

Taylor Morrison Home Corp. (1)	26,270	1,471,383

TPG RE Finance Trust, Inc.	59,684	437,484

Travel & Leisure Co.	14,730	641,344

Ventas, Inc.	19,760	874,973

VICI Properties, Inc.	33,098	944,948

Wyndham Hotels & Resorts, Inc.	9,920	729,219

Total United States

(Cost: $17,057,849)		17,998,111

Total Common Stock

(Cost: $25,909,652)		26,964,840

MONEY MARKET INVESTMENTS — 3.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.25% (2)	1,021,702	1,021,702

Total Money Market Investments

(Cost: $1,021,702)		1,021,702

Total Investments (100.4%)

(Cost: $26,931,354)		27,986,542

Liabilities In Excess Of Other Assets (-0.4%)		(103,950)

Net Assets (100.0%)		$27,882,592

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

11

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
Specialized REITs	22.2%
Industrial REITs	13.8
Multi-Family Residential REITs	13.3
Single-Family Residential REITs	7.3
Diversified Real Estate Activities	5.8
Homebuilding	5.3
Advertising	4.9
Retail REITs	4.8
Wireless Telecommunication Services	4.4
Money Market Investments	3.7
Hotels, Resorts & Cruise Lines	3.3
Health Care REITs	3.1
Office REITs	2.7
Hotel & Resort REITs	2.6
Mortgage REITs	1.6
Real Estate Operating Companies	1.6

Total	100.4%

See accompanying Notes to Financial Statements.

12

TCW Global Real Estate Fund

Investments by Country (Unaudited)	April 30, 2024

Country	Percentage of Net Assets
United States	68.3%
Canada	7.1
Japan	7.0
Germany	4.9
Australia	4.4
Spain	4.4
United Kingdom	2.7
Singapore	1.6

Total	100.4%

See accompanying Notes to Financial Statements.

13

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Specialized REITs	$6,175,465	$—	$—	$6,175,465
Industrial REITs	1,883,742	1,969,113	—	3,852,855
Multi-Family Residential REITs	3,496,192	226,490	—	3,722,682
Single-Family Residential REITs	2,026,827	—	—	2,026,827
Diversified Real Estate Activities	—	1,634,905	—	1,634,905
Homebuilding	1,471,383	—	—	1,471,383
Advertising	—	1,354,948	—	1,354,948
Retail REITs	1,351,205	—	—	1,351,205
Wireless Telecommunication Services	—	1,239,944	—	1,239,944
Hotels, Resorts & Cruise Lines	906,799	—	—	906,799
Health Care REITs	874,973	—	—	874,973
Office REITs	738,812	—	—	738,812
Hotel & Resort REITs	729,219	—	—	729,219
Real Estate Operating Companies	—	447,339	—	447,339
Mortgage REITs	437,484	—	—	437,484

Total Common Stock	20,092,101	6,872,739	—	26,964,840

Money Market Investments	1,021,702	—	—	1,021,702

Total Investments	$21,113,803	$6,872,739	$—	$27,986,542

See accompanying Notes to Financial Statements.

14

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)	April 30, 2024

Issues	Shares	Value

COMMON STOCK — 99.8% of Net Assets

Advertising — 1.9%

Trade Desk, Inc. (1)	41,979	$3,477,960

Aerospace & Defense — 16.1%

HEICO Corp.	64,681	13,414,839

Loar Holdings, Inc. (1)	125,361	6,558,888

TransDigm Group, Inc.	7,205	8,992,056

		28,965,783

Application Software — 25.3%

Constellation Software, Inc.	13,693	35,325,419

Fair Isaac Corp. (1)	2,992	3,390,923

Roper Technologies, Inc.	13,689	7,001,376

		45,717,718

Electrical Components & Equipment — 4.2%

AMETEK, Inc.	43,409	7,581,816

Environmental & Facilities Services — 5.8%

Waste Connections, Inc. (Canada)	64,574	10,466,800

Financial Exchanges & Data — 5.7%

MSCI, Inc.	11,754	5,474,896

S&P Global, Inc.	11,370	4,727,987

		10,202,883

Food Retail — 1.6%

Alimentation Couche-Tard, Inc.	52,352	2,907,492

Industrial Gases — 4.0%

Linde PLC	16,543	7,294,801

Life Sciences Tools & Services — 2.1%

Danaher Corp.	15,301	3,773,532

Research & Consulting Services — 4.6%

Wolters Kluwer NV (Netherlands)	55,631	8,344,315

Issues	Shares	Value

Semiconductors — 8.2%

Broadcom, Inc.	11,324	$14,724,257

Systems Software — 10.0%

Microsoft Corp.	46,243	18,003,787

Transaction & Payment Processing Services — 10.3%

Fiserv, Inc. (1)	68,035	10,386,903

Visa, Inc.	30,773	8,265,936

		18,652,839

Total Common Stock

(Cost: $95,271,588)		180,113,983

WARRANTS — 0.0%

Application Software — 0.0%

Constellation Software, Inc. (1) (2)	14,592	1

Total Warrants

(Cost: $0)		1

EXCHANGE-TRADED FUNDS — 0.3%

iShares Russell 1000 ETF	2,012	555,272

Total Exchange-Traded Funds

(Cost: $559,628)		555,272

Total Investments (100.1%)

(Cost: $95,831,216)		180,669,256

Liabilities In Excess Of Other Assets (-0.1%)		(132,775)

Net Assets (100.0%)		$180,536,481

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.

See accompanying Notes to Financial Statements.

15

TCW New America Premier Equities Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
Application Software	25.3%
Aerospace & Defense	16.1
Transaction & Payment Processing Services	10.3
Systems Software	10.0
Semiconductors	8.2
Environmental & Facilities Services	5.8
Financial Exchanges & Data	5.7
Research & Consulting Services	4.6
Electrical Components & Equipment	4.2
Industrial Gases	4.0
Life Sciences Tools & Services	2.1
Advertising	1.9
Food Retail	1.6
Exchange-Traded Funds	0.3

Total	100.1%

See accompanying Notes to Financial Statements.

16

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Application Software	$45,717,718	$—	$—	$45,717,718
Aerospace & Defense	28,965,783	—	—	28,965,783
Transaction & Payment Processing Services	18,652,839	—	—	18,652,839
Systems Software	18,003,787	—	—	18,003,787
Semiconductors	14,724,257	—	—	14,724,257
Environmental & Facilities Services	10,466,800	—	—	10,466,800
Financial Exchanges & Data	10,202,883	—	—	10,202,883
Research & Consulting Services	—	8,344,315	—	8,344,315
Electrical Components & Equipment	7,581,816	—	—	7,581,816
Industrial Gases	7,294,801	—	—	7,294,801
Life Sciences Tools & Services	3,773,532	—	—	3,773,532
Advertising	3,477,960	—	—	3,477,960
Food Retail	2,907,492	—	—	2,907,492

Total Common Stock	171,769,668	8,344,315	—	180,113,983

Exchange-Traded Funds	555,272	—	—	555,272

Warrants	—	—	1	1

Total Investments	$172,324,940	$8,344,315	$1	$180,669,256

See accompanying Notes to Financial Statements.

17

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 98.8% of Net Assets

Aerospace & Defense — 5.2%

General Electric Co.	72,825	$11,784,541

Textron, Inc.	35,674	3,017,664

		14,802,205

Air Freight & Logistics — 2.0%

United Parcel Service, Inc. — Class B	39,163	5,775,759

Banks — 8.7%

JPMorgan Chase & Co.	61,263	11,746,568

Wells Fargo & Co.	225,010	13,347,593

		25,094,161

Beverages — 2.6%

PepsiCo, Inc.	42,719	7,514,699

Biotechnology — 6.4%

AbbVie, Inc.	44,512	7,239,432

Amgen, Inc.	24,577	6,732,623

Gilead Sciences, Inc.	66,260	4,320,152

		18,292,207

Building Products — 3.8%

Carlisle Cos., Inc.	15,627	6,067,183

Johnson Controls International PLC (Ireland)	74,084	4,820,646

		10,887,829

Capital Markets — 12.2%

Ameriprise Financial, Inc.	22,115	9,106,736

Bank of New York Mellon Corp.	110,985	6,269,543

Blackstone, Inc.	44,527	5,192,294

Intercontinental Exchange, Inc.	56,511	7,276,356

Morgan Stanley	79,266	7,200,523

		35,045,452

Chemicals — 2.5%

Corteva, Inc.	35,974	1,947,273

DuPont de Nemours, Inc.	73,667	5,340,857

		7,288,130

Consumer Staples Distribution & Retail — 1.3%

Target Corp.	23,808	3,832,612

Electrical Equipment — 4.5%

GE Vernova, Inc. (1)	18,206	2,798,444

nVent Electric PLC (Ireland)	139,612	10,061,837

		12,860,281

Energy Equipment & Services — 2.5%

Baker Hughes Co.	217,052	7,080,236

Entertainment — 0.7%

Walt Disney Co.	16,835	1,870,369

Issues	Shares	Value

Health Care Equipment & Supplies — 1.4%

GE HealthCare Technologies, Inc.	50,897	$3,880,387

Health Care Providers & Services — 6.4%

Elevance Health, Inc.	15,799	8,351,035

McKesson Corp.	18,685	10,037,769

		18,388,804

Hotels, Restaurants & Leisure — 1.3%

Darden Restaurants, Inc.	24,340	3,733,999

Household Durables — 3.3%

Lennar Corp.	63,062	9,561,461

Independent Power and Renewable Electricity Producers — 1.6%

AES Corp.	263,088	4,709,275

Insurance — 2.4%

MetLife, Inc.	98,673	7,013,677

IT Services — 3.4%

International Business Machines Corp.	58,425	9,710,235

Machinery — 1.1%

Xylem, Inc.	24,689	3,226,852

Media — 1.8%

Comcast Corp.	135,446	5,161,847

Metals & Mining — 1.4%

Freeport-McMoRan, Inc.	80,925	4,041,395

Multi-Utilities — 0.8%

NiSource, Inc.	77,000	2,145,220

Oil, Gas & Consumable Fuels — 5.0%

Chevron Corp.	25,836	4,166,572

Exxon Mobil Corp.	66,360	7,848,397

Marathon Petroleum Corp.	12,604	2,290,399

		14,305,368

Pharmaceuticals — 4.7%

Johnson & Johnson	21,718	3,140,205

Merck & Co., Inc.	21,835	2,821,519

Novartis AG (SP ADR) (Switzerland)	73,639	7,152,556

Sandoz Group AG (ADR) (Switzerland) (1)	14,460	489,905

		13,604,185

Retail REITs — 2.5%

Simon Property Group, Inc.	50,249	7,061,492

Semiconductors & Semiconductor Equipment — 4.2%

Broadcom, Inc.	9,201	11,963,784

Software — 1.5%

Salesforce, Inc.	15,771	4,241,453

Specialty Retail — 2.4%

Dick’s Sporting Goods, Inc.	34,330	6,898,270

See accompanying Notes to Financial Statements.

18

TCW Relative Value Dividend Appreciation Fund

April 30, 2024

Issues	Shares	Value

Technology Hardware, Storage & Peripherals — 1.2%

Seagate Technology Holdings PLC	40,737	$3,499,716

Total Common Stock

(Cost: $163,693,692)		283,491,360

MONEY MARKET INVESTMENTS— 0.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.25% (2)	575,567	575,567

Total Money Market Investments

(Cost: $575,567)		575,567

Total Investments (99.0%)

(Cost: $164,269,259)		284,066,927

Excess Of Other Assets Over Liabilities (1.0%)		2,941,288

Net Assets (100.0%)		$287,008,215

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

19

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
Capital Markets	12.2%
Banks	8.7
Biotechnology	6.4
Health Care Providers & Services	6.4
Aerospace & Defense	5.2
Oil, Gas & Consumable Fuels	5.0
Pharmaceuticals	4.7
Electrical Equipment	4.5
Semiconductors & Semiconductor Equipment	4.2
Building Products	3.8
IT Services	3.4
Household Durables	3.3
Beverages	2.6
Chemicals	2.5
Energy Equipment & Services	2.5
Retail REITs	2.5
Insurance	2.4
Specialty Retail	2.4
Air Freight & Logistics	2.0
Media	1.8
Independent Power and Renewable Electricity Producers	1.6
Software	1.5
Health Care Equipment & Supplies	1.4
Metals & Mining	1.4
Consumer Staples Distribution & Retail	1.3
Hotels, Restaurants & Leisure	1.3
Technology Hardware, Storage & Peripherals	1.2
Machinery	1.1
Multi-Utilities	0.8
Entertainment	0.7
Money Market Investments	0.2

Total	99.0%

See accompanying Notes to Financial Statements.

20

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$35,045,452	$—	$—	$35,045,452
Banks	25,094,161	—	—	25,094,161
Health Care Providers & Services	18,388,804	—	—	18,388,804
Biotechnology	18,292,207	—	—	18,292,207
Aerospace & Defense	14,802,205	—	—	14,802,205
Oil, Gas & Consumable Fuels	14,305,368	—	—	14,305,368
Pharmaceuticals	13,604,185	—	—	13,604,185
Electrical Equipment	12,860,281	—	—	12,860,281
Semiconductors & Semiconductor Equipment	11,963,784	—	—	11,963,784
Building Products	10,887,829	—	—	10,887,829
IT Services	9,710,235	—	—	9,710,235
Household Durables	9,561,461	—	—	9,561,461
Beverages	7,514,699	—	—	7,514,699
Chemicals	7,288,130	—	—	7,288,130
Energy Equipment & Services	7,080,236	—	—	7,080,236
Retail REITs	7,061,492	—	—	7,061,492
Insurance	7,013,677	—	—	7,013,677
Specialty Retail	6,898,270	—	—	6,898,270
Air Freight & Logistics	5,775,759	—	—	5,775,759
Media	5,161,847	—	—	5,161,847
Independent Power and Renewable Electricity Producers	4,709,275	—	—	4,709,275
Software	4,241,453	—	—	4,241,453
Metals & Mining	4,041,395	—	—	4,041,395
Health Care Equipment & Supplies	3,880,387	—	—	3,880,387
Consumer Staples Distribution & Retail	3,832,612	—	—	3,832,612
Hotels, Restaurants & Leisure	3,733,999	—	—	3,733,999
Technology Hardware, Storage & Peripherals	3,499,716	—	—	3,499,716
Machinery	3,226,852	—	—	3,226,852
Multi-Utilities	2,145,220	—	—	2,145,220
Entertainment	1,870,369	—	—	1,870,369

Total Common Stock	283,491,360	—	—	283,491,360

Money Market Investments	575,567	—	—	575,567

Total Investments	$284,066,927	$—	$—	$284,066,927

See accompanying Notes to Financial Statements.

21

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 99.9% of Net Assets

Aerospace & Defense — 6.6%

General Electric Co.	32,064	$5,188,596

Textron, Inc.	43,262	3,659,533

		8,848,129

Air Freight & Logistics — 1.9%

United Parcel Service, Inc. — Class B	17,548	2,587,979

Automobiles — 1.9%

General Motors Co.	58,572	2,608,211

Banks — 4.3%

JPMorgan Chase & Co.	30,085	5,768,498

Beverages — 2.2%

PepsiCo, Inc.	17,113	3,010,348

Biotechnology — 5.1%

AbbVie, Inc.	18,623	3,028,844

Amgen, Inc.	9,738	2,667,628

Gilead Sciences, Inc.	18,844	1,228,629

		6,925,101

Building Products — 2.0%

Johnson Controls International PLC (Ireland)	40,614	2,642,753

Capital Markets — 9.9%

Ameriprise Financial, Inc.	9,093	3,744,406

Bank of New York Mellon Corp.	46,138	2,606,336

Intercontinental Exchange, Inc.	31,569	4,064,824

Morgan Stanley	32,552	2,957,024

		13,372,590

Chemicals — 1.6%

DuPont de Nemours, Inc.	29,266	2,121,785

Consumer Staples Distribution & Retail — 1.3%

Target Corp.	10,573	1,702,042

Electrical Equipment — 0.9%

GE Vernova, Inc. (1)	8,016	1,232,139

Electronic Equipment, Instruments & Components — 3.0%

Flex Ltd. (1)	143,661	4,115,888

Energy Equipment & Services — 2.1%

Baker Hughes Co.	85,764	2,797,622

Entertainment — 2.4%

Walt Disney Co.	29,266	3,251,453

Financial Services — 7.1%

Apollo Global Management, Inc.	39,155	4,243,619

Fiserv, Inc. (1)	35,161	5,368,030

		9,611,649

Health Care Equipment & Supplies — 1.5%

GE HealthCare Technologies, Inc.	26,118	1,991,236

Issues	Shares	Value

Health Care Providers & Services — 7.9%

Centene Corp. (1)	50,507	$3,690,042

McKesson Corp.	9,632	5,174,407

Molina Healthcare, Inc. (1)	5,154	1,763,183

		10,627,632

Hotels, Restaurants & Leisure — 1.4%

Darden Restaurants, Inc.	11,900	1,825,579

Household Durables — 3.9%

Lennar Corp.	34,889	5,289,870

Independent Power and Renewable Electricity Producers — 1.5%

AES Corp.	116,927	2,092,993

Insurance — 2.4%

MetLife, Inc.	46,482	3,303,941

IT Services — 3.1%

International Business Machines Corp.	24,891	4,136,884

Machinery — 1.1%

Xylem, Inc.	11,733	1,533,503

Media — 1.9%

Comcast Corp.	67,367	2,567,356

Metals & Mining — 2.2%

Freeport-McMoRan, Inc.	58,644	2,928,681

Multi-Utilities — 1.4%

NiSource, Inc.	69,483	1,935,796

Oil, Gas & Consumable Fuels — 2.8%

Exxon Mobil Corp.	31,700	3,749,159

Personal Care Products — 0.5%

Coty, Inc. (1)	54,822	627,164

Pharmaceuticals — 1.0%

Merck & Co., Inc.	10,313	1,332,646

Real Estate Management & Development — 1.9%

Jones Lang LaSalle, Inc. (1)	14,452	2,611,476

Retail REITs — 1.4%

Simon Property Group, Inc.	13,722	1,928,353

Semiconductors & Semiconductor Equipment — 4.5%

Broadcom, Inc.	4,327	5,626,268

ON Semiconductor Corp. (1)	5,474	384,056

		6,010,324

Software — 1.8%

Salesforce, Inc.	9,239	2,484,737

Specialized REITs — 1.0%

Weyerhaeuser Co.	42,955	1,295,952

Specialty Retail — 2.6%

Dick’s Sporting Goods, Inc.	17,300	3,476,262

See accompanying Notes to Financial Statements.

22

TCW Relative Value Large Cap Fund

April 30, 2024

Issues	Shares	Value

Technology Hardware, Storage & Peripherals — 1.1%

NetApp, Inc.	14,150	$1,446,271

Textiles, Apparel & Luxury Goods — 0.7%

Tapestry, Inc.	25,214	1,006,543

Total Common Stock

(Cost: $75,039,094)		134,798,545

MONEY MARKET INVESTMENTS — 0.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.25% (2)	329,477	329,477

Total Money Market Investments

(Cost: $329,477)

Total Investments (100.1%)

(Cost: $75,368,571)		135,128,022

Liabilities In Excess Of Other Assets (-0.1%)		(152,084)

Net Assets (100.0%)		$134,975,938

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

23

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
Capital Markets	9.9%
Health Care Providers & Services	7.9
Financial Services	7.1
Aerospace & Defense	6.6
Biotechnology	5.1
Semiconductors & Semiconductor Equipment	4.5
Banks	4.3
Household Durables	3.9
IT Services	3.1
Electronic Equipment, Instruments & Components	3.0
Oil, Gas & Consumable Fuels	2.8
Specialty Retail	2.6
Entertainment	2.4
Insurance	2.4
Beverages	2.2
Metals & Mining	2.2
Energy Equipment & Services	2.1
Building Products	2.0
Air Freight & Logistics	1.9
Automobiles	1.9
Media	1.9
Real Estate Management & Development	1.9
Software	1.8
Chemicals	1.6
Health Care Equipment & Supplies	1.5
Independent Power and Renewable Electricity Producers	1.5
Hotels, Restaurants & Leisure	1.4
Multi-Utilities	1.4
Retail REITs	1.4
Consumer Staples Distribution & Retail	1.3
Machinery	1.1
Technology Hardware, Storage & Peripherals	1.1
Pharmaceuticals	1.0
Specialized REITs	1.0
Electrical Equipment	0.9
Textiles, Apparel & Luxury Goods	0.7
Personal Care Products	0.5
Money Market Investments	0.2

Total	100.1%

See accompanying Notes to Financial Statements.

24

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$13,372,590	$—	$—	$13,372,590
Health Care Providers & Services	10,627,632	—	—	10,627,632
Financial Services	9,611,649	—	—	9,611,649
Aerospace & Defense	8,848,129	—	—	8,848,129
Biotechnology	6,925,101	—	—	6,925,101
Semiconductors & Semiconductor Equipment	6,010,324	—	—	6,010,324
Banks	5,768,498	—	—	5,768,498
Household Durables	5,289,870	—	—	5,289,870
IT Services	4,136,884	—	—	4,136,884
Electronic Equipment, Instruments & Components	4,115,888	—	—	4,115,888
Oil, Gas & Consumable Fuels	3,749,159	—	—	3,749,159
Specialty Retail	3,476,262	—	—	3,476,262
Insurance	3,303,941	—	—	3,303,941
Entertainment	3,251,453	—	—	3,251,453
Beverages	3,010,348	—	—	3,010,348
Metals & Mining	2,928,681	—	—	2,928,681
Energy Equipment & Services	2,797,622	—	—	2,797,622
Building Products	2,642,753	—	—	2,642,753
Real Estate Management & Development	2,611,476	—	—	2,611,476
Automobiles	2,608,211	—	—	2,608,211
Air Freight & Logistics	2,587,979	—	—	2,587,979
Media	2,567,356	—	—	2,567,356
Software	2,484,737	—	—	2,484,737
Chemicals	2,121,785	—	—	2,121,785
Independent Power and Renewable Electricity Producers	2,092,993	—	—	2,092,993
Health Care Equipment & Supplies	1,991,236	—	—	1,991,236
Multi-Utilities	1,935,796	—	—	1,935,796
Retail REITs	1,928,353	—	—	1,928,353
Hotels, Restaurants & Leisure	1,825,579	—	—	1,825,579
Consumer Staples Distribution & Retail	1,702,042	—	—	1,702,042
Machinery	1,533,503	—	—	1,533,503
Technology Hardware, Storage & Peripherals	1,446,271	—	—	1,446,271
Pharmaceuticals	1,332,646	—	—	1,332,646
Specialized REITs	1,295,952	—	—	1,295,952
Electrical Equipment	1,232,139	—	—	1,232,139
Textiles, Apparel & Luxury Goods	1,006,543	—	—	1,006,543
Personal Care Products	627,164	—	—	627,164

Total Common Stock	134,798,545	—	—	134,798,545

Money Market Investments	329,477	—	—	329,477

Total Investments	$135,128,022	$—	$—	$135,128,022

See accompanying Notes to Financial Statements.

25

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 96.8% of Net Assets

Aerospace & Defense — 3.1%

Textron, Inc.	31,588	$2,672,029

Air Freight & Logistics — 2.9%

CH Robinson Worldwide, Inc.	9,648	685,008

FedEx Corp.	7,060	1,848,167

		2,533,175

Banks — 5.6%

First Citizens BancShares, Inc.	796	1,342,661

Popular, Inc.	41,197	3,501,333

		4,843,994

Broadline Retail — 0.4%

eBay, Inc.	6,847	352,894

Building Products — 1.1%

Carlisle Cos., Inc.	2,429	943,059

Capital Markets — 2.8%

Evercore, Inc.	5,665	1,028,198

Interactive Brokers Group, Inc.	12,260	1,411,371

		2,439,569

Chemicals — 2.1%

Corteva, Inc.	15,520	840,098

DuPont de Nemours, Inc.	13,562	983,245

		1,823,343

Construction & Engineering — 1.8%

Arcosa, Inc.	20,430	1,553,089

Consumer Finance — 1.3%

OneMain Holdings, Inc.	21,603	1,125,732

Consumer Staples Distribution & Retail — 2.5%

Dollar Tree, Inc. (1)	10,423	1,232,520

Sprouts Farmers Market, Inc. (1)	13,683	903,488

		2,136,008

Electronic Equipment, Instruments & Components — 5.0%

Avnet, Inc.	29,445	1,438,977

Flex Ltd. (1)	101,606	2,911,012

		4,349,989

Energy Equipment & Services — 2.9%

Baker Hughes Co.	46,421	1,514,253

NOV, Inc.	55,896	1,033,517

		2,547,770

Financial Services — 9.1%

Apollo Global Management, Inc.	30,320	3,286,082

Corpay, Inc. (1)	7,849	2,371,497

Equitable Holdings, Inc.	59,476	2,195,259

		7,852,838

Issues	Shares	Value

Health Care Providers & Services — 7.5%

Acadia Healthcare Co., Inc. (1)	31,379	$2,320,163

Centene Corp. (1)	32,572	2,379,710

Henry Schein, Inc. (1)	12,345	855,262

Molina Healthcare, Inc. (1)	2,884	986,617

		6,541,752

Health Care REITs — 1.6%

Welltower, Inc.	14,609	1,391,945

Hotels, Restaurants & Leisure — 2.4%

Darden Restaurants, Inc.	7,849	1,204,115

Travel & Leisure Co.	20,976	913,295

		2,117,410

Household Durables — 4.6%

Lennar Corp.	8,184	1,240,858

Toll Brothers, Inc.	23,365	2,783,005

		4,023,863

Independent Power and Renewable Electricity Producers — 1.6%

AES Corp.	79,070	1,415,353

Insurance — 4.5%

Arch Capital Group Ltd. (1)	36,536	3,417,577

Assured Guaranty Ltd.	6,018	461,581

		3,879,158

Machinery — 5.6%

AGCO Corp.	7,970	910,094

Manitowoc Co., Inc. (1)	81,097	981,274

Terex Corp.	5,774	323,633

Westinghouse Air Brake Technologies Corp.	16,216	2,612,073

		4,827,074

Marine Transportation — 1.5%

Kirby Corp. (1)	11,569	1,262,525

Media — 1.6%

Interpublic Group of Cos., Inc.	44,768	1,362,738

Metals & Mining — 2.0%

Freeport-McMoRan, Inc.	35,585	1,777,115

Multi-Utilities — 2.7%

NiSource, Inc.	45,607	1,270,611

Sempra	15,580	1,115,995

		2,386,606

Oil, Gas & Consumable Fuels — 3.9%

ConocoPhillips	6,671	838,011

Marathon Petroleum Corp.	6,535	1,187,540

Range Resources Corp.	23,267	835,518

Southwestern Energy Co. (1)	68,000	509,320

		3,370,389

See accompanying Notes to Financial Statements.

26

TCW Relative Value Mid Cap Fund

April 30, 2024

Issues	Shares	Value

Passenger Airlines — 1.2%

United Airlines Holdings, Inc. (1)	20,771	$1,068,876

Personal Care Products — 1.8%

Coty, Inc. (1)	138,785	1,587,700

Professional Services — 0.8%

Jacobs Solutions, Inc.	4,704	675,165

Real Estate Management & Development — 2.6%

Jones Lang LaSalle, Inc. (1)	12,257	2,214,840

Retail REITs — 1.7%

SITE Centers Corp.	106,920	1,442,351

Semiconductors & Semiconductor Equipment — 0.6%

Analog Devices, Inc.	2,652	532,018

Specialized REITs — 0.7%

Weyerhaeuser Co.	19,145	577,605

Specialty Retail — 4.8%

Dick’s Sporting Goods, Inc.	8,311	1,670,012

Gap, Inc.	35,014	718,487

Guess?, Inc.	37,748	1,010,892

National Vision Holdings, Inc. (1)	9,439	164,427

Williams-Sonoma, Inc.	2,206	632,637

		4,196,455

Issues	Shares	Value

Technology Hardware, Storage & Peripherals — 1.5%

Seagate Technology Holdings PLC	14,751	$1,267,258

Textiles, Apparel & Luxury Goods — 1.0%

Tapestry, Inc.	21,131	843,550

Total Common Stock

(Cost: $51,005,273)		83,935,235

MONEY MARKET INVESTMENTS — 3.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.25% (2)	2,667,729	2,667,729

Total Money Market Investments

(Cost: $2,667,729)		2,667,729

Total Investments (99.9%)

(Cost: $53,673,002)		86,602,964

Excess Of Other Assets Over Liabilities (0.1%)		48,898

Net Assets (100.0%)		$86,651,862

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

27

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
Financial Services	9.1%
Health Care Providers & Services	7.5
Banks	5.6
Machinery	5.6
Electronic Equipment, Instruments & Components	5.0
Specialty Retail	4.8
Household Durables	4.6
Insurance	4.5
Oil, Gas & Consumable Fuels	3.9
Aerospace & Defense	3.1
Money Market Investments	3.1
Air Freight & Logistics	2.9
Energy Equipment & Services	2.9
Capital Markets	2.8
Multi-Utilities	2.7
Real Estate Management & Development	2.6
Consumer Staples Distribution & Retail	2.5
Hotels, Restaurants & Leisure	2.4
Chemicals	2.1
Metals & Mining	2.0
Construction & Engineering	1.8
Personal Care Products	1.8
Retail REITs	1.7
Health Care REITs	1.6
Independent Power and Renewable Electricity Producers	1.6
Media	1.6
Marine Transportation	1.5
Technology Hardware, Storage & Peripherals	1.5
Consumer Finance	1.3
Passenger Airlines	1.2
Building Products	1.1
Textiles, Apparel & Luxury Goods	1.0
Professional Services	0.8
Specialized REITs	0.7
Semiconductors & Semiconductor Equipment	0.6
Broadline Retail	0.4

Total	99.9%

See accompanying Notes to Financial Statements.

28

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Financial Services	$7,852,838	$—	$—	$7,852,838
Health Care Providers & Services	6,541,752	—	—	6,541,752
Banks	4,843,994	—	—	4,843,994
Machinery	4,827,074	—	—	4,827,074
Electronic Equipment, Instruments & Components	4,349,989	—	—	4,349,989
Specialty Retail	4,196,455	—	—	4,196,455
Household Durables	4,023,863	—	—	4,023,863
Insurance	3,879,158	—	—	3,879,158
Oil, Gas & Consumable Fuels	3,370,389	—	—	3,370,389
Aerospace & Defense	2,672,029	—	—	2,672,029
Energy Equipment & Services	2,547,770	—	—	2,547,770
Air Freight & Logistics	2,533,175	—	—	2,533,175
Capital Markets	2,439,569	—	—	2,439,569
Multi-Utilities	2,386,606	—	—	2,386,606
Real Estate Management & Development	2,214,840	—	—	2,214,840
Consumer Staples Distribution & Retail	2,136,008	—	—	2,136,008
Hotels, Restaurants & Leisure	2,117,410	—	—	2,117,410
Chemicals	1,823,343	—	—	1,823,343
Metals & Mining	1,777,115	—	—	1,777,115
Personal Care Products	1,587,700	—	—	1,587,700
Construction & Engineering	1,553,089	—	—	1,553,089
Retail REITs	1,442,351	—	—	1,442,351
Independent Power and Renewable Electricity Producers	1,415,353	—	—	1,415,353
Health Care REITs	1,391,945	—	—	1,391,945
Media	1,362,738	—	—	1,362,738
Technology Hardware, Storage & Peripherals	1,267,258	—	—	1,267,258
Marine Transportation	1,262,525	—	—	1,262,525
Consumer Finance	1,125,732	—	—	1,125,732
Passenger Airlines	1,068,876	—	—	1,068,876
Building Products	943,059	—	—	943,059
Textiles, Apparel & Luxury Goods	843,550	—	—	843,550
Professional Services	675,165	—	—	675,165
Specialized REITs	577,605	—	—	577,605
Semiconductors & Semiconductor Equipment	532,018	—	—	532,018
Broadline Retail	352,894	—	—	352,894

Total Common Stock	83,935,235	—	—	83,935,235

Money Market Investments	2,667,729	—	—	2,667,729

Total Investments	$86,602,964	$—	$—	$86,602,964

See accompanying Notes to Financial Statements.

29

TCW Select Equities Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 98.3% of Net Assets

Broadline Retail — 6.5%

Amazon.com, Inc. (1)	234,633	$41,060,775

Capital Markets — 3.1%

S&P Global, Inc.	46,645	19,396,390

Commercial Services & Supplies — 2.0%

Waste Connections, Inc. (Canada)	77,449	12,553,708

Consumer Staples Distribution & Retail — 3.4%

Costco Wholesale Corp.	29,930	21,636,397

Financial Services — 8.1%

Mastercard, Inc.	48,849	22,040,669

Visa, Inc.	108,592	29,168,897

		51,209,566

Health Care Equipment & Supplies — 7.3%

Boston Scientific Corp. (1)	239,402	17,205,822

Dexcom, Inc. (1)	108,626	13,837,866

Intuitive Surgical, Inc. (1)	40,468	14,998,250

		46,041,938

Health Care Providers & Services — 2.6%

UnitedHealth Group, Inc.	33,445	16,177,346

Interactive Media & Services — 10.3%

Alphabet, Inc. — Class C (1)	276,595	45,538,601

Meta Platforms, Inc.	45,857	19,726,305

		65,264,906

IT Services — 4.3%

Gartner, Inc. (1)	28,791	11,878,879

Shopify, Inc. (1)	140,467	9,860,783

Snowflake, Inc. (1)	34,705	5,386,216

		27,125,878

Media — 1.9%

Trade Desk, Inc. (1)	142,310	11,790,384

Pharmaceuticals — 2.3%

Zoetis, Inc.	91,574	14,582,244

Semiconductors & Semiconductor Equipment — 14.6%

ASML Holding NV (Netherlands)	20,523	17,905,702

NVIDIA Corp.	85,888	74,208,950

		92,114,652

Software — 24.7%

Adobe, Inc. (1)	29,684	13,738,646

Cadence Design Systems, Inc. (1)	27,984	7,713,230

Crowdstrike Holdings, Inc. (1)	66,590	19,480,238

Microsoft Corp.	112,399	43,760,303

Palo Alto Networks, Inc. (1)	50,750	14,762,667

Salesforce, Inc.	68,588	18,446,057

ServiceNow, Inc. (1)	54,689	37,917,524

		155,818,665

Issues	Shares	Value

Specialized REITs — 1.9%

American Tower Corp.	69,435	$11,912,269

Specialty Retail — 5.3%

Home Depot, Inc.	41,180	13,763,180

O’Reilly Automotive, Inc. (1)	10,728	10,870,253

Ulta Beauty, Inc. (1)	21,627	8,755,475

		33,388,908

Total Common Stock

(Cost: $218,902,536)		620,074,026

MONEY MARKET INVESTMENTS — 1.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.25% (2)	12,025,115	12,025,115

Total Money Market Investments

(Cost: $12,025,115)		12,025,115

Total Investments (100.2%)

(Cost: $230,927,651)		632,099,141

Liabilities In Excess Of Other Assets (-0.2%)		(1,012,016)

Net Assets (100.0%)		$631,087,125

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

30

TCW Select Equities Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
Software	24.7%
Semiconductors & Semiconductor Equipment	14.6
Interactive Media & Services	10.3
Financial Services	8.1
Health Care Equipment & Supplies	7.3
Broadline Retail	6.5
Specialty Retail	5.3
IT Services	4.3
Consumer Staples Distribution & Retail	3.4
Capital Markets	3.1
Health Care Providers & Services	2.6
Pharmaceuticals	2.3
Commercial Services & Supplies	2.0
Media	1.9
Specialized REITs	1.9
Money Market Investments	1.9

Total	100.2%

See accompanying Notes to Financial Statements.

31

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Software	$155,818,665	$—	$—	$155,818,665
Semiconductors & Semiconductor Equipment	92,114,652	—	—	92,114,652
Interactive Media & Services	65,264,906	—	—	65,264,906
Financial Services	51,209,566	—	—	51,209,566
Health Care Equipment & Supplies	46,041,938	—	—	46,041,938
Broadline Retail	41,060,775	—	—	41,060,775
Specialty Retail	33,388,908	—	—	33,388,908
IT Services	27,125,878	—	—	27,125,878
Consumer Staples Distribution & Retail	21,636,397	—	—	21,636,397
Capital Markets	19,396,390	—	—	19,396,390
Health Care Providers & Services	16,177,346	—	—	16,177,346
Pharmaceuticals	14,582,244	—	—	14,582,244
Commercial Services & Supplies	12,553,708	—	—	12,553,708
Specialized REITs	11,912,269	—	—	11,912,269
Media	11,790,384	—	—	11,790,384

Total Common Stock	620,074,026	—	—	620,074,026

Money Market Investments	12,025,115	—	—	12,025,115

Total Investments	$632,099,141	$—	$—	$632,099,141

See accompanying Notes to Financial Statements.

32

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2024

	TCW Artificial Intelligence Equity Fund	TCW Conservative Allocation Fund		TCW Global Real Estate Fund	TCW New America Premier Equities Fund
ASSETS
Investments, at Value (1)	$59,189,987	$1,454,891		$27,986,542	$180,669,256
Investment in Affiliated Issuers, at Value	—	29,362,922	(2)	—	—
Foreign Currency, at Value (3)	—	—		—	143
Receivable for Securities Sold	—	300,377		—	4,558,295
Receivable for Fund Shares Sold	87,913	—		120	18,864
Dividends Receivable	19,988	896		35,982	474
Foreign Tax Reclaims Receivable	—	—		14,716	—
Receivable from Investment Advisor	19,720	2,172		11,485	—
Cash Collateral Held for Brokers	—	—		—	3
Prepaid Expenses	3,382	21,694		22,511	3,452

Total Assets	59,320,990	31,142,952		28,071,356	185,250,487

LIABILITIES
Payable for Securities Purchased	92,305	—		—	—
Payable for Fund Shares Redeemed	—	—		107,380	19,448
Disbursements in Excess of Available Cash	—	171,277		—	4,505,855
Accrued Directors’ Fees and Expenses	16,054	16,954		16,954	16,025
Deferred Accrued Directors’ Fees and Expenses	259	761		761	260
Accrued Management Fees	37,099	—		19,843	110,421
Accrued Distribution Fees	—	116		1,721	—
Transfer Agent Fees Payable	4,557	3,622		7,645	15,022
Administration Fee Payable	14,455	—		—	24,315
Audit Fees Payable	1,951	13,120		17,201	2,405
Accounting Fees Payable	4,221	1,036		1,800	9,690
Custodian Fees Payable	5,319	6,041		8,655	8,136
Legal Fees Payable	—	—		59	—
Other Accrued Expenses	2,238	11,926		6,745	2,429

Total Liabilities	178,458	224,853		188,764	4,714,006

NET ASSETS	$59,142,532	$30,918,099		$27,882,592	$180,536,481

NET ASSETS CONSIST OF:
Paid-in Capital	$49,774,928	$29,171,845		$36,853,190	$88,873,744
Accumulated Earnings (Loss)	9,367,604	1,746,254		(8,970,598)	91,662,737

NET ASSETS	$59,142,532	$30,918,099		$27,882,592	$180,536,481

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$59,142,532	$30,392,699		$20,234,814	$180,536,481

N Class Share	$—	$525,400		$7,647,778	$—

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	2,439,763	2,686,757		1,806,854	5,744,552

N Class Share	—	46,358		683,723	—

NET ASSET VALUE PER SHARE: (5)
I Class Share	$24.24	$11.31		$11.20	$31.43

N Class Share	$—	$11.33		$11.19	$—

(1)

The identified cost for the TCW Artificial Intelligence Equity Fund, the TCW Conservative Allocation Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund at April 30, 2024 was $47,243,790, $1,220,032, $26,931,354 and $95,831,216, respectively.

(2)	The identified cost for the TCW Conservative Allocation Fund at April 30, 2024 was $28,390,236.
(3)	The identified cost for the TCW New America Premier Equities Fund at April 30, 2024 was $144.
(4)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

33

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2024

	TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
ASSETS
Investments, at Value (1)	$284,066,927	$135,128,022	$86,602,964	$632,099,141
Receivable for Securities Sold	2,847,036	1,425,884	—	—
Receivable for Fund Shares Sold	638,680	17,048	293	1,114,468
Dividends Receivable	399,068	162,896	163,731	170,319
Foreign Tax Reclaims Receivable	258,326	—	—	—
Receivable from Investment Advisor	29,899	7,074	9,309	14,953
Prepaid Expenses	26,712	23,212	20,704	36,183

Total Assets	288,266,648	136,764,136	86,797,001	633,435,064

LIABILITIES
Payable for Securities Purchased	780,892	1,515,430	—	1,289,123
Payable for Fund Shares Redeemed	133,550	70,361	7,581	325,561
Accrued Directors’ Fees and Expenses	16,908	16,936	16,944	16,843
Deferred Accrued Directors’ Fees and Expenses	761	761	761	761
Accrued Management Fees	152,807	72,646	53,605	370,289
Accrued Distribution Fees	43,840	2,200	2,996	29,086
Transfer Agent Fees Payable	39,480	17,785	14,714	95,819
Administration Fee Payable	18,111	4,205	523	47,321
Audit Fees Payable	19,127	52,376	19,025	20,413
Accounting Fees Payable	22,310	8,866	5,247	72,530
Custodian Fees Payable	25,043	14,684	13,250	60,636
Other Accrued Expenses	5,604	11,948	10,493	19,557

Total Liabilities	1,258,433	1,788,198	145,139	2,347,939

NET ASSETS	$287,008,215	$134,975,938	$86,651,862	$631,087,125

NET ASSETS CONSIST OF:
Paid-in Capital	$164,733,597	$71,681,847	$49,619,417	$174,164,303
Accumulated Earnings (Loss)	122,274,618	63,294,091	37,032,445	456,922,822

NET ASSETS	$287,008,215	$134,975,938	$86,651,862	$631,087,125

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$90,201,877	$125,503,394	$73,139,178	$502,628,514

N Class Share	$196,806,338	$9,472,544	$13,512,684	$128,458,611

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	4,039,817	8,450,051	2,626,513	17,434,288

N Class Share	8,613,806	640,075	502,157	5,612,952

NET ASSET VALUE PER SHARE: (3)
I Class Share	$22.33	$14.85	$27.85	$28.83

N Class Share	$22.85	$14.80	$26.91	$22.89

(1)

The identified cost for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Large Cap Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund at April 30, 2024 was $164,269,259, $75,368,571, $53,673,002 and $230,927,651, respectively.

(2)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

34

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2024

	TCW Artificial Intelligence Equity Fund	TCW Conservative Allocation Fund	TCW Global Real Estate Fund	TCW New America Premier Equities Fund
INVESTMENT INCOME
Income:
Dividends	$127,635 (1)	$16,798	$439,551 (1)	$751,152 (1)
Dividends from Investment in Affiliated Issuers	—	574,929	—	—

Total	127,635	591,727	439,551	751,152

Expenses:
Management Fees	150,987	—	108,816	622,766
Accounting Services Fees	477	1,148	1,518	645
Administration Fees	23,121	1,170	1,264	22,830
Transfer Agent Fees:
I Class	12,594	5,164	6,439	33,657
N Class	4,330	3,723	5,888	11,618
Custodian Fees	—	2,473	4,254	—
Professional Fees	1,084	9,771	12,869	4,091
Directors’ Fees and Expenses	21,796	23,198	23,198	21,796
Registration Fees:
I Class	24,194	7,747	7,090	20,538
N Class	20,761	7,747	7,016	22,240
Distribution Fees:
N Class	6,439	591	10,126	25,608
Compliance Expense	—	582	582	—
Shareholder Reporting Expense	3,477	1,014	1,294	5,570
Other	5,574	1,871	1,961	7,033

Total	274,834	66,199	192,315	798,392

Less Expenses Borne by Investment Advisor:
I Class	(45,990)	—	(36,620)	—
N Class	(33,478)	(11,127)	(29,229)	(25,482)

Net Expenses	195,366	55,072	126,466	772,910

Net Investment Income (Loss)	(67,731)	536,655	313,085	(21,758)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(346,315)	—	(38,063)	8,757,305
Investments in Affiliated Issuers	—	356,834	—	—
Realized Gain Received as Distribution from Affiliated Issuers	—	346,893	—	—
Foreign Currency	(726)	—	(5,893)	7,351
Options Written	—	—	31,939	—
Change in Unrealized Appreciation on:
Investments	8,585,146	191,410	3,817,417	28,612,160
Foreign Currency	3	—	(362)	(1)
Investments in Affiliated Issuers	—	1,657,799	—	—
Options Written	—	—	(18,742)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	8,238,108	2,552,936	3,786,296	37,376,815

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,170,377	$3,089,591	$4,099,381	$37,355,057

(1)

Net of foreign taxes withheld. Total amounts withheld for the TCW Artificial Intelligence Equity Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund were $4,344, $11,770 and $14,892, respectively.

See accompanying Notes to Financial Statements.

35

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2024

	TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
INVESTMENT INCOME
Income:
Dividends	$3,474,189 (1)	$1,260,013	$744,251 (1)	$2,407,283 (1)

Total	3,474,189	1,260,013	744,251	2,407,283

Expenses:
Management Fees	817,152	378,132	287,128	2,042,326
Accounting Services Fees	9,350	4,214	2,913	26,989
Administration Fees	10,634	4,722	3,174	22,822
Transfer Agent Fees:
I Class	21,901	34,665	27,895	180,450
N Class	87,089	6,595	8,045	56,894
Custodian Fees	8,969	5,444	4,982	20,829
Professional Fees	20,025	9,825	15,975	28,205
Directors’ Fees and Expenses	23,198	23,198	23,198	23,198
Registration Fees:
I Class	8,461	8,649	7,702	12,649
N Class	8,201	7,158	7,710	8,242
Distribution Fees:
N Class	237,790	11,892	16,483	158,655
Compliance Expense	582	582	582	582
Shareholder Reporting Expense	2,994	2,695	2,717	3,532
Other	9,203	3,157	2,517	23,943

Total	1,265,549	500,928	411,021	2,609,316

Less Expenses Borne by Investment Advisor:
I Class	(14,537)	(34,523)	(30,659)	—
N Class	(120,651)	(16,406)	(25,121)	(77,268)

Net Expenses	1,130,361	449,999	355,241	2,532,048

Net Investment Income (Loss)	2,343,828	810,014	389,010	(124,765)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	5,513,221	4,011,016	4,885,417	57,173,467
Foreign Currency	—	—	—	(145)
Change in Unrealized Appreciation (Depreciation) on:
Investments	46,963,700	19,552,756	10,728,173	88,074,829

Net Realized and Unrealized Gain (Loss) on Investments	52,476,921	23,563,772	15,613,590	145,248,151

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,820,749	$24,373,786	$16,002,600	$145,123,386

(1)

Net of foreign taxes withheld. Total amounts withheld for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund were $41,306, $5,276 and $22,828, respectively.

See accompanying Notes to Financial Statements.

36

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Artificial Intelligence Equity Fund		TCW Conservative Allocation Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net Investment Income (Loss)	$(67,731)	$(37,745)	$536,655	$862,451
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(347,041)	(505,919)	703,727	(250,522)
Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	8,585,149	2,670,335	1,849,209	528,793

Increase in Net Assets Resulting from Operations	8,170,377	2,126,671	3,089,591	1,140,722

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	—	(911,222)	(1,303,274)

NET CAPITAL SHARE TRANSACTIONS
I Class	31,539,054	11,306,051	1,069,813	(297,406)
N Class	(5,279,776)	306,020	187,132	(28,153)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	26,259,278	11,612,071	1,256,945	(325,559)

Increase (Decrease) in Net Assets	34,429,655	13,738,742	3,435,314	(488,111)
NET ASSETS
Beginning of period	24,712,877	10,974,135	27,482,785	27,970,896

End of period	$59,142,532	$24,712,877	$30,918,099	$27,482,785

See accompanying Notes to Financial Statements.

37

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Global Real Estate Fund		TCW New America Premier Equities Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net Investment Income (Loss)	$313,085	$733,837	$(21,758)	$371,160
Net Realized Gain (Loss) on Investments, Options Written and Foreign Currency Transactions	(12,017)	(2,539,961)	8,764,656	4,389,252
Change in Unrealized Appreciation on Investments, Options Written and Foreign Currency Transactions	3,798,313	701,592	28,612,159	19,815,695

Increase (Decrease) in Net Assets Resulting from Operations	4,099,381	(1,104,532)	37,355,057	24,576,107

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(285,181)	(424,761)	(295,115)	(6,701)

NET CAPITAL SHARE TRANSACTIONS
I Class	1,661,448	(609,032)	2,428,632	(3,710,481)
N Class	(1,189,582)	(3,614,047)	(26,383,814)	(1,294,103)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	471,866	(4,223,079)	(23,955,182)	(5,004,584)

Increase (Decrease) in Net Assets	4,286,066	(5,752,372)	13,104,760	19,564,822
NET ASSETS
Beginning of period	23,596,526	29,348,898	167,431,721	147,866,899

End of period	$27,882,592	$23,596,526	$180,536,481	$167,431,721

See accompanying Notes to Financial Statements.

38

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Relative Value Dividend Appreciation Fund		TCW Relative Value Large Cap Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net Investment Income	$2,343,828	$4,601,801	$810,014	$1,701,291
Net Realized Gain on Investments	5,513,221	7,879,414	4,011,016	4,506,070
Change in Unrealized Appreciation (Depreciation) on Investments	46,963,700	(3,259,810)	19,552,756	(1,916,031)

Increase in Net Assets Resulting from Operations	54,820,749	9,221,405	24,373,786	4,291,330

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(9,571,258)	(15,095,694)	(5,565,055)	(7,648,805)

NET CAPITAL SHARE TRANSACTIONS
I Class	6,496,485	1,735,314	10,990,975	(825,922)
N Class	(4,915,375)	(5,460,294)	(330,074)	(405,636)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	1,581,110	(3,724,980)	10,660,901	(1,231,558)

Increase (Decrease) in Net Assets	46,830,601	(9,599,269)	29,469,632	(4,589,033)
NET ASSETS
Beginning of period	240,177,614	249,776,883	105,506,306	110,095,339

End of period	$287,008,215	$240,177,614	$134,975,938	$105,506,306

See accompanying Notes to Financial Statements.

39

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Relative Value Mid Cap Fund		TCW Select Equities Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net Investment Income (Loss)	$389,010	$648,412	$(124,765)	$(1,062,270)
Net Realized Gain on Investments and Foreign Currency Transactions	4,885,417	1,275,486	57,173,322	79,884,872
Change in Unrealized Appreciation (Depreciation) on Investments	10,728,173	(941,368)	88,074,829	15,375,183

Increase in Net Assets Resulting from Operations	16,002,600	982,530	145,123,386	94,197,785

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(1,888,880)	(1,893,519)	(71,728,688)	(90,886,566)

NET CAPITAL SHARE TRANSACTIONS
I Class	1,685,647	(2,312,629)	12,285,416	(38,612,039)
N Class	(595,112)	(1,236,101)	9,878,856	3,302,527

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	1,090,535	(3,548,730)	22,164,272	(35,309,512)

Increase (Decrease) in Net Assets	15,204,255	(4,459,719)	95,558,970	(31,998,293)
NET ASSETS
Beginning of period	71,447,607	75,907,326	535,528,155	567,526,448

End of period	$86,651,862	$71,447,607	$631,087,125	$535,528,155

See accompanying Notes to Financial Statements.

40

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2024

Note 1 — Organization

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2024, the Company consisted of 16 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified U.S. Equity Funds

TCW Artificial Intelligence Equity Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in publicly traded equity securities of businesses that the portfolio managers believe are benefitting from or have the potential to benefit from advances in the use of artificial intelligence. Effective May 6, 2024, the Fund was reorganized into the TCW Artificial Intelligence ETF, a newly-created series of TCW ETF Trust.

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of real estate investment trusts (“REITs”) and real estate companies. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets, plus any borrowings for investment purposes, in securities of issuers domiciled outside the United States or whose primary business operations are outside the United States, including pooled investment vehicles domiciled in the United States that invest principally in non-U.S. securities.

TCW New America Premier Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies; intends to achieve its objective by investing primarily in a portfolio of companies the portfolio manager believes are enduring, cash generating businesses whose leaders prudently manage their environmental, social, and financial resources and whose shares are attractively valued relative to free cash flow generated by the businesses. Effective May 6, 2024, the Fund was reorganized into the TCW Compounders ETF, a newly-created series of the TCW ETF Trust.

41

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies

TCW Relative Value Dividend Appreciation Fund	Seeks to realize a high level of dividend income consistent with prudent investment management, with a secondary objective of capital appreciation, by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that have a record of paying dividends. Effective June 14, 2024, the Fund was reorganized into the TCW Relative Value Large Cap Fund, a series of the Trust.

TCW Relative Value Large Cap Fund	Seeks capital appreciation, with a secondary goal of current income, by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies. During the reporting period, the Fund defined large-capitalization companies as those with a market capitalization of greater than $1 billion at the time of purchase. Effective May 1, 2024, the Fund’s definition of large-capitalization companies changed to those with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 1000® Value Index, the Fund’s benchmark index. As of December 31, 2023, the market capitalization of companies included the Russell 1000® Value Index was between $270 million and $774 billion.

TCW Relative Value Mid Cap Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Index).

TCW Select Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests primarily in equity securities of mid- and large-capitalization companies.
Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income, and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles, such as growth and/or value investing.

42

TCW Funds, Inc.

April 30, 2024

Note 1 — Organization (Continued)

All of the Funds currently offer two classes of shares: I Class and N Class. The two classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

The TCW Conservative Allocation Fund is a “fund of funds” that invests in affiliated and unaffiliated funds which are identified on the Schedule of Investments.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Options on equity securities and options on indexes were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose

43

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign

44

TCW Funds, Inc.

April 30, 2024

Note 2 — Significant Accounting Policies (Continued)

securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of April 30, 2024 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW NEW AMERICA PREMIER EQUITIES FUND	WARRANTS	TOTAL
Balance as of October 31, 2023	$ 1	$1
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of April 30, 2024	$ 1	$1

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2024 was $0 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2024 are as follows:

Description	Fair Value at April 30, 2024	Valuation Techniques	Unobservable Input	Price or Price Range		Average Weighted Price		Impact to Valuation If Input Increases
TCW New America Premier Equities Fund
Warrants	$1	Broker Quote	Offered Quote	$0.000	*	$0.000	*	Increase

*	Amount rounds to less than $0.0005.

45

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund and the TCW Relative Value Dividend Appreciation Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trusts may include return of capital which is treated as a reduction in the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security is recognized as capital gain.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

46

TCW Funds, Inc.

April 30, 2024

Note 2 — Significant Accounting Policies (Continued)

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2024, the TCW Global Real Estate Fund had derivatives and transactions in derivatives, grouped in the following risk category:

TCW Global Real Estate Fund	Equity Risk
Statement of Operations:
Net Realized Gain (Loss)
Investments (1)	$121,035
Options Written	31,939

Net Realized Gain (Loss)	$152,974
Net Change in Appreciation (Depreciation)
Investments (2)	(20,923)
Options Written	(18,742)

Net Change in Appreciation (Depreciation)	$(39,665)
Number of Contracts or Notional Amounts (3)
Options Purchased	356
Options Written	135

(1)	Represents realized gain (loss) for purchased options.
(2)	Represents change in unrealized appreciation (depreciation) for purchased options during the year.
(3)	Amount disclosed represents average notional amounts which are representative of the volume traded for the period ended April 30, 2024.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a

47

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral

48

TCW Funds, Inc.

April 30, 2024

Note 2 — Significant Accounting Policies (Continued)

exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The Funds had no OTC derivatives for offset under an ISDA Master Agreement as of April 30, 2024.

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended April 30, 2024.

49

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2024.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2024.

Derivatives:

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

50

TCW Funds, Inc.

April 30, 2024

Note 3 — Portfolio Investments (Continued)

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2024, TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

Note 4 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Equity Risk: Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

51

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

Concentration Risk: Although the TCW New America Premier Equities Fund and TCW Select Equities Fund technically remain diversified funds, as of the end of the reporting period, the relative increase in the market value of certain holdings has made each Fund’s portfolio sufficiently concentrated that investors in the Fund are subject to the same risks as investing in a non-diversified mutual fund. Non-diversification risk is the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers. There can be no assurances as to when or whether each Fund will become less concentrated.

For more information on risks related to investing in the Funds, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2024, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Artificial Intelligence Equity Fund	$12,438,467	$(953,809)	$11,484,658	$47,705,329
TCW Conservative Allocation Fund	3,396,225	(2,701,812)	694,413	30,123,400
TCW Global Real Estate Fund	2,988,128	(2,397,272)	590,856	27,395,686
TCW New America Premier Equities Fund	85,174,039	(490,279)	84,683,760	95,985,496
TCW Relative Value Dividend Appreciation Fund	120,289,988	(3,136,349)	117,153,639	166,913,288
TCW Relative Value Large Cap Fund	60,218,091	(1,230,460)	58,987,631	76,140,391
TCW Relative Value Mid Cap Fund	33,398,569	(749,263)	32,649,306	53,953,658
TCW Select Equities Fund	404,675,750	(4,922,846)	399,752,904	232,346,237

At October 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Conservative Allocation Fund	$673,081	$—	$673,081
TCW New America Premier Equities Fund	120,742	—	120,742
TCW Global Real Estate Fund	96,484	—	96,484
TCW Relative Value Dividend Appreciation Fund	354,565	7,477,960	7,832,525
TCW Relative Value Large Cap Fund	1,311,495	3,949,839	5,261,334
TCW Relative Value Mid Cap Fund	114,490	1,266,145	1,380,635
TCW Select Equities Fund	—	71,729,770	71,729,770

52

TCW Funds, Inc.

April 30, 2024

Note 5 — Federal Income Taxes (Continued)

For the fiscal year ended October 31, 2023, the tax character of distributions paid was as follows :

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Conservative Allocation Fund	$569,886	$733,388	$1,303,274
TCW Global Real Estate Fund	424,761	—	424,761
TCW New America Premier Equities Fund	6,701	—	6,701
TCW Relative Value Dividend Appreciation Fund	4,343,754	10,751,940	15,095,694
TCW Relative Value Large Cap Fund	1,637,144	6,011,662	7,648,806
TCW Relative Value Mid Cap Fund	634,208	1,259,311	1,893,519
TCW Select Equities Fund	—	90,886,566	90,886,566

At October 31, 2023, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Artificial Intelligence Equity Fund	$918,550	$1,045,926	$1,964,476
TCW Conservative Allocation Fund	—	72,358	72,358
TCW Global Real Estate Fund	8,247,454	1,304,928	9,552,382
TCW New America Premier Equities Fund	1,448,978	—	1,448,978

The Funds did not have any unrecognized tax benefits at April 30, 2024, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2024. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Artificial Intelligence Equity Fund	0.70%
TCW Global Real Estate Fund	0.80%
TCW New America Premier Equities Fund	0.65%
TCW Relative Value Dividend Appreciation Fund	0.60%
TCW Relative Value Large Cap Fund	0.60%
TCW Relative Value Mid Cap Fund	0.70%
TCW Select Equities Fund	0.65%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees indirectly as a shareholder in the underlying affiliated funds.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Artificial Intelligence Equity Fund
I Class	0.90	% (1)
TCW Conservative Allocation Fund
I Class	0.85	% (1)
N Class	0.85	% (1)
TCW Global Real Estate Fund
I Class	0.90	% (1)
N Class	1.00	% (1)
TCW New America Premier Equities Fund
I Class	1.06	% (2)

53

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Fund Management Fees and Other Expenses (Continued)

TCW Relative Value Dividend Appreciation Fund
I Class	0.70	% (1)
N Class	0.85	% (1)
TCW Relative Value Large Cap Fund
I Class	0.70	% (1)
N Class	0.85	% (1)
TCW Relative Value Mid Cap Fund
I Class	0.85	% (1)
N Class	0.95	% (1)
TCW Select Equities Fund
I Class	0.80	% (1)
N Class	1.00	% (1)

(1)	These limitations are based on an agreement between the Advisor and the Company.
(2)

Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2024. These limitations are voluntary and terminable in a six months’ notice.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement will be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisor may not receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

At April 30, 2024, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2027	Expires 10/31/2026
TCW Artificial Intelligence Equity Fund	$74,122	$70,312
TCW Conservative Allocation Fund	11,127	21,985
TCW Global Real Estate Fund	34,250	78,729
TCW New America Premier Equities Fund	25,482	30,770
TCW Relative Value Dividend Appreciation Fund	135,188	246,331
TCW Relative Value Large Cap Fund	62,390	110,649
TCW Relative Value Mid Cap Fund	63,925	120,182
TCW Select Equities Fund	77,268	139,470

Total	$483,752	$818,428

Directors’ Fees: Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

54

TCW Funds, Inc.

April 30, 2024

Note 8 — Transactions with Affiliates

The ownership percentage of the TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2024 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
Metropolitan West High Yield Bond Fund	0.03%
Metropolitan West Low Duration Bond Fund	0.15%
Metropolitan West Total Return Bond Fund	0.01%
Metropolitan West Unconstrained Bond Fund	0.05%
TCW Artificial Intelligence Equity Fund	0.63%
TCW Emerging Markets Income Fund	0.01%
TCW Enhanced Commodity Strategy Fund	4.32%
TCW Global Bond Fund	5.68%
TCW Global Real Estate Fund	5.42%
TCW New America Premier Equities Fund	1.10%
TCW Relative Value Large Cap Fund	2.39%
TCW Relative Value Mid Cap Fund	0.89%
TCW Select Equities Fund	0.36%
TCW Total Return Bond Fund	0.40%

(1)	Percentage ownership based on total net assets of the underlying fund.

The financial statements of the Funds not contained in this report are available by calling 800-FUND-TCW

(800-386-3829) or by going to the SEC website at www.sec.gov.

Note 9 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2024 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Artificial Intelligence Equity Fund	$32,778,530	$7,898,806	$—	$—
TCW Conservative Allocation Fund	5,686,343	4,494,937	—	—
TCW Global Real Estate Fund	5,199,082	4,150,659	—	—
TCW New America Premier Equities Fund	24,062,766	46,540,590	—	—
TCW Relative Value Dividend Appreciation Fund	32,547,047	40,074,561	—	—
TCW Relative Value Large Cap Fund	25,734,384	19,440,580	—	—
TCW Relative Value Mid Cap Fund	14,687,967	16,917,722	—	—
TCW Select Equities Fund	52,232,470	104,608,107	—	—

55

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Artificial Intelligence Equity Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,390,305	$33,213,356	1,045,470	$19,419,928
Shares Sold — shares converted from N Class (1)	335,598	7,898,270	—	—
Shares Redeemed	(399,813)	(9,572,572)	(454,533)	(8,113,877)

Net Increase	1,326,090	$31,539,054	590,937	$11,306,051

N Class	Shares	Amount	Shares	Amount
Shares Sold	208,726	$4,819,182	183,641	$3,284,464
Shares Redeemed	(94,137)	(2,200,688)	(176,269)	(2,978,444)
Shares Redeemed — shares converted to I Class (1)	(337,456)	(7,898,270)	—	—

Net Decrease	(222,867)	$(5,279,776)	7,372	$306,020

(1)	N Class shares were converted into I Class shares at the close of business on April 19, 2024.

TCW Conservative Allocation Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	135,222	$1,543,615	60,434	$653,546
Shares Issued upon Reinvestment of Dividends	78,306	887,216	122,846	1,271,450
Shares Redeemed	(119,237)	(1,361,018)	(205,301)	(2,222,402)

Net Increase	94,291	$1,069,813	(22,021)	$(297,406)

N Class	Shares	Amount	Shares	Amount
Shares Sold	15,417	$179,424	2,051	$22,475
Shares Issued upon Reinvestment of Dividends	1,242	14,107	1,353	14,048
Shares Redeemed	(563)	(6,399)	(5,993)	(64,676)

Net Increase	16,096	$187,132	(2,589)	$(28,153)

TCW Global Real Estate Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	302,407	$3,469,491	484,788	$5,181,030
Shares Issued upon Reinvestment of Dividends	15,915	186,016	24,560	259,411
Shares Redeemed	(177,620)	(1,994,059)	(563,913)	(6,049,473)

Net Increase	140,702	$1,661,448	(54,565)	$(609,032)

N Class	Shares	Amount	Shares	Amount
Shares Sold	36,786	$418,323	134,772	$1,495,099
Shares Issued upon Reinvestment of Dividends	7,121	83,056	13,699	144,573
Shares Redeemed	(152,044)	(1,690,961)	(483,858)	(5,253,719)

Net Decrease	(108,137)	$(1,189,582)	(335,387)	$(3,614,047)

56

TCW Funds, Inc.

April 30, 2024

Note 10 — Capital Share Transactions (Continued)

TCW New America Premier Equities Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	343,807	$10,550,543	1,054,217	$26,274,178
Shares Sold — shares converted from N Class (1)	826,378	25,868,131	—	—
Shares Issued upon Reinvestment of Dividends	7,525	225,005	243	5,457
Shares Redeemed	(1,090,479)	(34,215,047)	(1,204,249)	(29,990,116)

Net Increase	87,231	$2,428,632	(149,789)	$(3,710,481)

N Class	Shares	Amount	Shares	Amount
Shares Sold	35,868	$1,108,449	94,467	$2,371,333
Shares Issued upon Reinvestment of Dividends	785	23,219	40	888
Shares Redeemed	(53,723)	(1,647,351)	(146,033)	(3,666,324)
Shares Redeemed — shares converted to I Class (1)	(835,796)	(25,868,131)	—	—

Net Decrease	(852,866)	$(26,383,814)	(51,526)	$(1,294,103)

(1)	N Class shares were converted into I Class shares at the close of business on April 19, 2024.

TCW Relative Value Dividend Appreciation Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	323,848	$7,093,388	292,316	$5,755,665
Shares Issued upon Reinvestment of Dividends	130,411	2,770,708	217,906	4,121,241
Shares Redeemed	(156,957)	(3,367,611)	(417,017)	(8,141,592)

Net Increase	297,302	$6,496,485	93,205	$1,735,314

N Class	Shares	Amount	Shares	Amount
Shares Sold	58,676	$1,323,427	671,198	$13,451,783
Shares Issued upon Reinvestment of Dividends	300,976	6,539,645	548,000	10,600,521
Shares Redeemed	(584,354)	(12,778,447)	(1,474,846)	(29,512,598)

Net Decrease	(224,702)	$(4,915,375)	(255,648)	$(5,460,294)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	949,430	$13,637,980	888,849	$11,933,526
Shares Issued upon Reinvestment of Dividends	359,478	5,032,694	554,769	6,906,873
Shares Redeemed	(534,794)	(7,679,699)	(1,485,040)	(19,666,321)

Net Increase	774,114	$10,990,975	(41,422)	$(825,922)

N Class	Shares	Amount	Shares	Amount
Shares Sold	24,269	$352,911	58,321	$772,836
Shares Issued upon Reinvestment of Dividends	27,896	389,431	47,736	592,398
Shares Redeemed	(73,726)	(1,072,416)	(135,143)	(1,770,870)

Net Decrease	(21,561)	$(330,074)	(29,086)	$(405,636)

57

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Capital Share Transactions (Continued)

TCW Relative Value Mid Cap Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	71,179	$1,963,382	52,011	$1,283,356
Shares Issued upon Reinvestment of Dividends	58,706	1,557,469	67,268	1,543,805
Shares Redeemed	(69,651)	(1,835,204)	(214,215)	(5,139,790)

Net Increase	60,234	$1,685,647	(94,936)	$(2,312,629)

N Class	Shares	Amount	Shares	Amount
Shares Sold	2,937	$76,025	6,703	$152,630
Shares Issued upon Reinvestment of Dividends	11,479	294,319	14,014	311,117
Shares Redeemed	(37,641)	(965,456)	(73,691)	(1,699,848)

Net Decrease	(23,225)	$(595,112)	(52,974)	$(1,236,101)

TCW Select Equities Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,425,975	$40,943,593	2,779,100	$66,010,765
Shares Issued upon Reinvestment of Dividends	1,442,118	38,648,774	2,479,457	50,630,514
Shares Redeemed	(2,350,918)	(67,306,951)	(6,279,122)	(155,253,318)

Net Increase	517,175	$12,285,416	(1,020,565)	$(38,612,039)

N Class	Shares	Amount	Shares	Amount
Shares Sold	246,127	$5,681,425	223,311	$4,640,869
Shares Issued upon Reinvestment of Dividends	758,599	16,150,575	1,132,993	18,932,316
Shares Redeemed	(519,956)	(11,953,144)	(1,017,188)	(20,270,658)

Net Increase	484,770	$9,878,856	339,116	$3,302,527

Note 11 — Affiliate Ownership

As of April 30, 2024, affiliates of the Funds and Advisor owned 34.37% and 5.48% of the net assets of the TCW Global Real Estate Fund and the TCW Relative Value Large Cap Fund, respectively.

Note 12 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2024.

Note 13 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10% plus 1.25% or the Overnight Bank Funding Rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2024. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the

58

TCW Funds, Inc.

April 30, 2024

Note 13 — Committed Line Of Credit (Continued)

Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 14 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine whether to specify highly liquid investment minimum (and, if so, at what level), limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

On March 4, 2024, the Board reviewed the Program Administrator’s written annual report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the calendar year ended December 31, 2023 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 15 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is

59

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 15 — Indemnifications (Continued)

unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 16 — New Accounting Pronouncement

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. There have been no impacts to date.

Note 17 — Subsequent Events

Effective May 6, 2024, the TCW Artificial Intelligence Equity Fund and the TCW New America Premier Equities Fund, each a series of the Trust, were reorganized into the TCW Artificial Intelligence ETF and the TCW Compounders ETF, respectively, each a newly-created series of TCW ETF Trust.

Effective June 16, 2024, the TCW Relative Value Dividend Appreciation Fund, a series of the Trust, was reorganized into the TCW Relative Value Large Cap Fund, also a series of the Trust.

60

TCW Artificial Intelligence Equity Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$18.51		$14.88	$24.99	$18.31	$12.70	$11.18

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.04)	(0.07)	(0.11)	(0.06)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	5.77		3.67	(8.97)	6.79	5.67	1.54

Total from Investment Operations	5.73		3.63	(9.04)	6.68	5.61	1.52

Less Distributions:
Distributions from Net Realized Gain	—		—	(1.07)	—	—	—

Net Asset Value per Share, End of period	$24.24		$18.51	$14.88	$24.99	$18.31	$12.70

Total Return	30.96	% (2)	24.40%	(37.81%)	36.48%	44.17%	13.60%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$59,143		$20,609	$7,780	$13,452	$6,826	$2,940

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.15	% (3)	1.57%	1.78%	1.66%	2.81%	6.36%

After Expense Reimbursement	0.89	% (3)	0.90%	0.90%	0.90%	0.90%	0.92%

Ratio of Net Investment Loss to Average Net Assets	(0.30	%) (3)	(0.21%)	(0.38%)	(0.51%)	(0.41%)	(0.17%)

Portfolio Turnover Rate	19.03	% (2)	32.46%	46.67%	87.71%	24.16%	61.09%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

61

TCW Conservative Allocation Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$10.48		$10.57	$13.96	$12.22	$12.09	$11.68

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20		0.32	0.23	0.13	0.18	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.98		0.09	(2.35)	1.80	0.76	0.89

Total from Investment Operations	1.18		0.41	(2.12)	1.93	0.94	1.13

Less Distributions:
Distributions from Net Investment Income	(0.35)		(0.22)	(0.30)	(0.12)	(0.71)	(0.21)
Distributions from Net Realized Gain	—		(0.28)	(0.97)	(0.07)	(0.10)	(0.51)

Total Distributions	(0.35)		(0.50)	(1.27)	(0.19)	(0.81)	(0.72)

Net Asset Value per Share, End of period	$11.31		$10.48	$10.57	$13.96	$12.22	$12.09

Total Return	11.26	% (2)	3.97%	(16.80%)	15.92%	8.19%	10.46%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$30,393		$27,165	$27,624	$35,264	$36,714	$29,565

Ratio of Expenses to Average Net Assets: (3)

Before Expense Reimbursement	0.36	% (4)	0.44%	0.41%	0.44%	0.39%	0.44%

After Expense Reimbursement	N/A		N/A	0.41%	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	3.54	% (4)	3.00%	1.96%	0.94%	1.56%	2.03%

Portfolio Turnover Rate	14.86	% (2)	23.57%	16.20%	26.34%	26.22%	21.66%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying Notes to Financial Statements.

62

TCW Conservative Allocation Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$10.49		$10.57	$13.97	$12.22	$12.09	$11.67

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.30	0.17	0.09	0.15	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.98		0.09	(2.34)	1.81	0.75	0.90

Total from Investment Operations	1.17		0.39	(2.17)	1.90	0.90	1.10

Less Distributions:
Distributions from Net Investment Income	(0.33)		(0.19)	(0.26)	(0.08)	(0.67)	(0.17)
Distributions from Net Realized Gain	—		(0.28)	(0.97)	(0.07)	(0.10)	(0.51)

Total Distributions	(0.33)		(0.47)	(1.23)	(0.15)	(0.77)	(0.68)

Net Asset Value per Share, End of period	$11.33		$10.49	$10.57	$13.97	$12.22	$12.09

Total Return	11.10	% (2)	3.78%	(17.08%)	15.64%	7.85%	10.16%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$525		$317	$347	$736	$452	$350

Ratio of Expenses to Average Net Assets: (3)

Before Expense Reimbursement	5.38	% (4)	7.18%	4.18%	3.73%	6.06%	6.89%

After Expense Reimbursement	0.68	% (4)	0.67%	0.67%	0.68%	0.70%	0.74%

Ratio of Net Investment Income to Average Net Assets	3.32	% (4)	2.75%	1.41%	0.70%	1.23%	1.75%

Portfolio Turnover Rate	14.86	% (2)	23.57%	16.20%	26.34%	26.22%	21.66%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying Notes to Financial Statements.

63

TCW Global Real Estate Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$9.60		$10.31	$15.45	$11.07	$11.16	$9.30

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.28	0.27	0.36	0.17	0.33
Net Realized and Unrealized Gain (Loss) on Investments	1.59		(0.83)	(3.98)	4.30	(0.05)	1.78

Total from Investment Operations	1.72		(0.55)	(3.71)	4.66	0.12	2.11

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.16)	(0.45)	(0.28)	(0.16)	(0.25)
Distributions from Return of Capital	—		—	(0.13)	—	(0.05)	—
Distributions from Net Realized Gain	—		—	(0.85)	—	—	—

Total Distributions	(0.12)		(0.16)	(1.43)	(0.28)	(0.21)	(0.25)

Net Asset Value per Share, End of period	$11.20		$9.60	$10.31	$15.45	$11.07	$11.16

Total Return	17.73	% (2)	(5.34%)	(26.38%)	42.32%	1.15%	23.17%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$20,235		$16,001	$17,741	$24,949	$9,175	$6,518

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.28	% (3)	1.34%	1.32%	1.45%	2.80%	3.15%

After Expense Reimbursement	0.90	% (3)	0.90%	0.90%	0.92%	1.00%	1.00%

Ratio of Net Investment Income to Average Net Assets	2.34	% (3)	2.57%	2.12%	2.50%	1.59%	3.25%

Portfolio Turnover Rate	16.08	% (2)	65.26%	167.41%	164.29%	136.71%	85.18%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

64

TCW Global Real Estate Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$9.59		$10.30	$15.43	$11.06	$11.16	$9.30

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.26	0.25	0.33	0.13	0.39
Net Realized and Unrealized Gain (Loss) on Investments	1.59		(0.82)	(3.97)	4.30	(0.03)	1.71

Total from Investment Operations	1.71		(0.56)	(3.72)	4.63	0.10	2.10

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.15)	(0.44)	(0.26)	(0.15)	(0.24)
Distributions from Net Realized Gain	—		—	(0.85)	—	—	—
Distributions from Return of Capital	—		—	(0.12)	—	(0.05)	—

Total Distributions	(0.11)		(0.15)	(1.41)	(0.26)	(0.20)	(0.24)

Net Asset Value per Share, End of period	$11.19		$9.59	$10.30	$15.43	$11.06	$11.16

Total Return	17.82	% (2)	(5.54%)	(26.43%)	42.10%	0.94%	22.99%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$7,648		$7,595	$11,608	$14,634	$4,370	$658

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.72	% (3)	1.71%	1.64%	1.90%	5.14%	7.17%

After Expense Reimbursement	1.00	% (3)	1.00%	1.00%	1.03%	1.15%	1.15%

Ratio of Net Investment Income to Average Net Assets	2.22	% (3)	2.42%	1.95%	2.36%	1.21%	3.88%

Portfolio Turnover Rate	16.08	% (2)	65.26%	167.41%	164.29%	136.71%	85.18%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

65

TCW New America Premier Equities Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023		2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$25.76		$22.06		$31.80	$22.64	$20.34	$16.27

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.00	(2)	0.06		(0.05)	0.11	0.01	0.11
Net Realized and Unrealized Gain (Loss) on Investments	5.72		3.64		(6.03)	9.05	2.48	4.18

Total from Investment Operations	5.72		3.70		(6.08)	9.16	2.49	4.29

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.00	) (2)	—	(0.00)	(0.10)	(0.01)
Distributions from Net Realized Gain	—		—		(3.66)	—	(0.09)	(0.21)

Total Distributions	(0.05)		(0.00	) (2)	(3.66)	(0.00)	(0.19)	(0.22)

Net Asset Value per Share, End of period	$31.43		$25.76		$22.06	$31.80	$22.64	$20.34

Total Return	22.21	% (3)	16.78%		(21.95%)	40.46%	12.31%	26.79%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$180,536		$145,705		$128,086	$201,523	$153,647	$103,442

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.77	% (4)	0.79%		0.81%	0.80%	0.83%	0.93%

After Expense Reimbursement	N/A		N/A		N/A	N/A	N/A	0.82%

Ratio of Net Investment Income (Loss) to Average Net Assets	0.01	% (4)	0.25%		(0.19%)	0.37%	0.03%	0.56%

Portfolio Turnover Rate	12.78	% (3)	33.77%		52.08%	135.09%	88.08%	105.28%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

66

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$18.79		$19.30	$22.12	$14.91	$17.92	$17.47

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20		0.38	0.38	0.37	0.40	0.39
Net Realized and Unrealized Gain (Loss) on Investments	4.12		0.31	(0.79)	7.22	(1.81)	1.37

Total from Investment Operations	4.32		0.69	(0.41)	7.59	(1.41)	1.76

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.36)	(0.39)	(0.38)	(0.41)	(0.39)
Distributions from Net Realized Gain	(0.60)		(0.84)	(2.02)	—	(1.19)	(0.92)

Total Distributions	(0.78)		(1.20)	(2.41)	(0.38)	(1.60)	(1.31)

Net Asset Value per Share, End of period	$22.33		$18.79	$19.30	$22.12	$14.91	$17.92

Total Return	23.23	% (2)	3.61%	(2.36%)	51.22%	(8.71%)	11.27%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$90,202		$70,332	$70,448	$78,001	$55,326	$88,314

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.74	% (3)	0.74%	0.76%	0.75%	0.75%	0.75%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.71%	0.74%

Ratio of Net Investment Income to Average Net Assets	1.85	% (3)	1.91%	1.91%	1.86%	2.53%	2.28%

Portfolio Turnover Rate	12.06	% (2)	18.44%	14.76%	17.00%	19.68%	17.71%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

67

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$19.22		$19.72	$22.55	$15.20	$18.24	$17.77

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.34	0.35	0.34	0.37	0.37
Net Realized and Unrealized Gain (Loss) on Investments	4.21		0.33	(0.80)	7.35	(1.84)	1.38

Total from Investment Operations	4.39		0.67	(0.45)	7.69	(1.47)	1.75

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.33)	(0.36)	(0.34)	(0.38)	(0.36)
Distributions from Net Realized Gain	(0.60)		(0.84)	(2.02)	—	(1.19)	(0.92)

Total Distributions	(0.76)		(1.17)	(2.38)	(0.34)	(1.57)	(1.28)

Net Asset Value per Share, End of period	$22.85		$19.22	$19.72	$22.55	$15.20	$18.24

Total Return	23.08	% (2)	3.40%	(2.52%)	50.90%	(8.88%)	11.02%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$196,806		$169,845	$179,329	$202,187	$152,934	$223,322

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.01	% (3)	1.01%	1.05%	1.04%	1.02%	1.04%

After Expense Reimbursement	0.89	% (3)	0.90%	0.90%	0.90%	0.92%	0.96%

Ratio of Net Investment Income to Average Net Assets	1.67	% (3)	1.71%	1.71%	1.66%	2.32%	2.10%

Portfolio Turnover Rate	12.06	% (2)	18.44%	14.76%	17.00%	19.68%	17.71%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

68

TCW Relative Value Large Cap Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$12.66		$13.10	$15.04	$10.84	$18.69	$19.82

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.20	0.19	0.18	0.22	0.33
Net Realized and Unrealized Gain (Loss) on Investments	2.77		0.26	(0.90)	5.07	(0.57)	0.84

Total from Investment Operations	2.86		0.46	(0.71)	5.25	(0.35)	1.17

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.20)	(0.19)	(0.22)	(0.49)	(0.31)
Distributions from Net Realized Gain	(0.47)		(0.70)	(1.04)	(0.83)	(7.01)	(1.99)

Total Distributions	(0.67)		(0.90)	(1.23)	(1.05)	(7.50)	(2.30)

Net Asset Value per Share, End of period	$14.85		$12.66	$13.10	$15.04	$10.84	$18.69

Total Return	22.88	% (2)	3.61%	(5.56%)	50.84%	(7.02%)	8.13%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$125,503		$97,169	$101,088	$117,205	$83,765	$136,917

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.76	% (3)	0.82%	0.83%	0.80%	0.80%	0.78%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.71%	0.74%

Ratio of Net Investment Income to Average Net Assets	1.30	% (3)	1.49%	1.43%	1.31%	1.88%	1.79%

Portfolio Turnover Rate	15.52	% (2)	19.65%	17.81%	17.16%	31.17%	19.47%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

69

TCW Relative Value Large Cap Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$12.60		$13.04	$14.97	$10.79	$18.62	$19.74

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.17	0.17	0.15	0.19	0.28
Net Realized and Unrealized Gain (Loss) on Investments	2.76		0.26	(0.91)	5.05	(0.56)	0.86

Total from Investment Operations	2.84		0.43	(0.74)	5.20	(0.37)	1.14

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.17)	(0.15)	(0.19)	(0.45)	(0.27)
Distributions from Net Realized Gain	(0.47)		(0.70)	(1.04)	(0.83)	(7.01)	(1.99)

Total Distributions	(0.64)		(0.87)	(1.19)	(1.02)	(7.46)	(2.26)

Net Asset Value per Share, End of period	$14.80		$12.60	$13.04	$14.97	$10.79	$18.62

Total Return	22.81	% (2)	3.41%	(5.72%)	50.56%	(7.17%)	7.92%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$9,473		$8,337	$9,007	$10,506	$9,277	$11,535

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.23	% (3)	1.32%	1.34%	1.30%	1.32%	1.24%

After Expense Reimbursement	0.89	% (3)	0.90%	0.90%	0.90%	0.91%	0.95%

Ratio of Net Investment Income to Average Net Assets	1.11	% (3)	1.29%	1.23%	1.11%	1.67%	1.52%

Portfolio Turnover Rate	15.52	% (2)	19.65%	17.81%	17.16%	31.17%	19.47%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

70

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$23.24		$23.57	$29.62	$18.90	$21.06	$22.44

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.21	0.19	0.17	0.17	0.18
Net Realized and Unrealized Gain (Loss) on Investments	5.10		0.05	(2.80)	10.72	(1.78)	0.21

Total from Investment Operations	5.23		0.26	(2.61)	10.89	(1.61)	0.39

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.20)	(0.16)	(0.17)	(0.18)	(0.15)
Distributions from Net Realized Gain	(0.41)		(0.39)	(3.28)	—	(0.37)	(1.62)

Total Distributions	(0.62)		(0.59)	(3.44)	(0.17)	(0.55)	(1.77)

Net Asset Value per Share, End of period	$27.85		$23.24	$23.57	$29.62	$18.90	$21.06

Total Return	22.63	% (2)	1.15%	(10.35%)	57.90%	(8.07%)	3.18%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$73,139		$59,647	$62,726	$72,545	$51,021	$63,957

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.94	% (3)	0.97%	1.01%	0.97%	0.97%	0.95%

After Expense Reimbursement	0.85	% (3)	0.85%	0.85%	0.85%	0.87%	0.90%

Ratio of Net Investment Income to Average Net Assets	0.97	% (3)	0.86%	0.75%	0.63%	0.90%	0.86%

Portfolio Turnover Rate	18.37	% (2)	27.55%	28.82%	44.33%	42.07%	25.89%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

71

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$22.46		$22.79	$28.75	$18.34	$20.45	$21.82

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.18	0.16	0.14	0.15	0.15
Net Realized and Unrealized Gain (Loss) on Investments	4.93		0.05	(2.71)	10.42	(1.74)	0.21

Total from Investment Operations	5.04		0.23	(2.55)	10.56	(1.59)	0.36

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.17)	(0.13)	(0.15)	(0.15)	(0.11)
Distributions from Net Realized Gain	(0.41)		(0.39)	(3.28)	—	(0.37)	(1.62)

Total Distributions	(0.59)		(0.56)	(3.41)	(0.15)	(0.52)	(1.73)

Net Asset Value per Share, End of period	$26.91		$22.46	$22.79	$28.75	$18.34	$20.45

Total Return	22.55	% (2)	1.05%	(10.45%)	57.78%	(8.18%)	3.12%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$13,513		$11,801	$13,181	$16,708	$10,902	$14,448

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.33	% (3)	1.36%	1.39%	1.37%	1.42%	1.37%

After Expense Reimbursement	0.95	% (3)	0.95%	0.95%	0.95%	0.97%	1.00%

Ratio of Net Investment Income to Average Net Assets	0.86	% (3)	0.76%	0.65%	0.54%	0.81%	0.76%

Portfolio Turnover Rate	18.37	% (2)	27.55%	28.82%	44.33%	42.07%	25.89%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

72

TCW Select Equities Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$25.37		$25.79	$44.70	$34.13	$27.64	$27.13

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.00	) (2)	(0.04)	(0.12)	(0.14)	(0.08)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	6.74		3.82	(13.71)	13.23	9.04	4.21

Total from Investment Operations	6.74		3.78	(13.83)	13.09	8.96	4.15

Less Distributions:
Distributions from Net Realized Gain	(3.28)		(4.20)	(5.08)	(2.52)	(2.47)	(3.64)

Net Asset Value per Share, End of period	$28.83		$25.37	$25.79	$44.70	$34.13	$27.64

Total Return	27.55	% (3)	18.60%	(34.93%)	40.32%	34.59%	18.98%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$502,629		$429,236	$462,670	$801,597	$633,683	$770,079

Ratio of Expenses to Average Net Assets	0.77	% (4)	0.77%	0.79%	0.77%	0.76%	0.80%

Ratio of Net Investment Loss to Average Net Assets	(0.01	%) (4)	(0.16%)	(0.38%)	(0.37%)	(0.28%)	(0.25%)

Portfolio Turnover Rate	8.61	% (3)	10.42%	12.12%	8.17%	4.09%	6.41%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

73

TCW Select Equities Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$20.73		$21.89	$38.76	$29.95	$24.59	$24.61

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.02)		(0.06)	(0.15)	(0.19)	(0.13)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	5.46		3.10	(11.64)	11.52	7.96	3.73

Total from Investment Operations	5.44		3.04	(11.79)	11.33	7.83	3.62

Less Distributions:
Distributions from Net Realized Gain	(3.28)		(4.20)	(5.08)	(2.52)	(2.47)	(3.64)

Net Asset Value per Share, End of period	$22.89		$20.73	$21.89	$38.76	$29.95	$24.59

Total Return	27.44	% (2)	18.50%	(35.03%)	40.06%	34.26%	18.74%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$128,459		$106,292	$104,856	$193,727	$161,625	$132,332

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.05	% (3)	1.06%	1.08%	1.04%	1.06%	1.08%

After Expense Reimbursement	0.93	% (3)	0.93%	0.94%	0.96%	0.99%	1.01%

Ratio of Net Investment Loss to Average Net Assets	(0.17	%) (3)	(0.32%)	(0.53%)	(0.56%)	(0.51%)	(0.45%)

Portfolio Turnover Rate	8.61	% (2)	10.42%	12.12%	8.17%	4.09%	6.41%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

74

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024 (182 days).

Actual Expenses: The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2023 to April 30, 2024)
TCW Artificial Intelligence Equity Fund
I Class Shares
Actual	$1,000.00	$1,309.60	0.89%		$5.11
Hypothetical (5% return before expenses)	1,000.00	1,020.44	0.89%		4.47

TCW Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$1,112.60	0.36	% (1)	$1.89	(1)
Hypothetical (5% return before expenses)	1,000.00	1,023.07	0.36	% (1)	1.81	(1)

N Class Shares
Actual	$1,000.00	$1,111.00	0.68	% (1)	$3.57	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.48	0.68	% (1)	3.42	(1)

TCW Global Real Estate Fund
I Class Shares
Actual	$1,000.00	$1,177.30	0.90%		$4.87
Hypothetical (5% return before expenses)	1,000.00	1,020.39	0.90%		4.52

N Class Shares
Actual	$1,000.00	$1,178.20	1.00%		$5.42
Hypothetical (5% return before expenses)	1,000.00	1,019.89	1.00%		5.02

TCW New America Premier Equities Fund
I Class Shares
Actual	$1,000.00	$1,222.10	0.77%		$4.25
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.77%		3.87

75

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2023 to April 30, 2024)

TCW Relative Value Dividend Appreciation Fund
I Class Shares
Actual	$1,000.00	$1,232.30	0.70%	$3.89
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70%	3.52

N Class Shares
Actual	$1,000.00	$1,230.80	0.89%	$4.94
Hypothetical (5% return before expenses)	1,000.00	1,020.44	0.89%	4.47

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$1,228.80	0.70%	$3.88
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70%	3.52

N Class Shares
Actual	$1,000.00	$1,228.10	0.89%	$4.93
Hypothetical (5% return before expenses)	1,000.00	1,020.44	0.89%	4.47

TCW Relative Value Mid Cap Fund
I Class Shares
Actual	$1,000.00	$1,226.30	0.85%	$4.71
Hypothetical (5% return before expenses)	1,000.00	1,020.64	0.85%	4.27

N Class Shares
Actual	$1,000.00	$1,225.50	0.95%	$5.26
Hypothetical (5% return before expenses)	1,000.00	1,020.14	0.95%	4.77

TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,275.50	0.77%	$4.36
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.77%	3.87

N Class Shares
Actual	$1,000.00	$1,274.40	0.93%	$5.26
Hypothetical (5% return before expenses)	1,000.00	1,020.24	0.93%	4.67

(1)	Does not include expenses of the underlying affiliated investments.

76

TCW Funds, Inc.

Special Meeting of Shareholders to Approve Directors — Voting Results (Unaudited)

On February 15, 2024, the Corporation held a Special Meeting of Shareholders to elect nine Directors of the Corporation. Shareholders of record on January 5, 2024 were entitled to vote on the proposal to elect Directors. All Funds voted together. Each nominee for Director named below was elected and will hold office until his or her successor has been duly elected and qualified. The following votes were recorded:

PROPOSAL: Election of Directors.

Director Nominee	Shares Voted For	Shares Withheld
Patrick C. Haden	778,061,060	5,620,273
Martin Luther King III	778,550,805	6,106,575
Megan McClellan	779,047,346	5,392,670
Peter McMillan	777,261,038	5,676,943
Patrick Moore	779,274,376	5,718,850
Victoria B. Rogers	778,911,008	5,469,537
Robert G. Rooney	780,047,992	5,788,337
Michael Swell	780,102,419	5,562,293
Andrew Tarica	778,119,775	5,585,230

77

TCW Funds, Inc.

Special Meetings of Shareholders to Approve Reorganization of Certain Funds into ETFs — Voting Results (Unaudited)

TCW New America Premier Equities Fund

On March 22, 2024, the Corporation held a Special Meeting of the Shareholders to vote on the reorganization of this Fund into an exchange-traded fund designated as the TCW Compounders ETF, a series of TCW ETF Trust. Shareholders of record on February 12, 2024 were entitled to vote on the proposal. Shareholders approved the reorganization. The following votes were recorded:

Reorganization of the TCW New America Premier Equities Fund into the TCW Compounders ETF Trust
For		Against		Abstain
Shares	%	Shares	%	Shares	%
3,712,526	97.29%	12,305	0.32%	91,055	2.39%

TCW Artificial Intelligence Equity Fund

On April 18, 2024, the Corporation held a Special Meeting of the Shareholders to vote on the reorganization of this Fund into an exchange-traded fund designated as the TCW Artificial Intelligence ETF, a series of TCW ETF Trust. Shareholders of record on February 12, 2024 were entitled to vote on the proposal. Shareholders approved the reorganization. The following votes were recorded:

Reorganization of the TCW Artificial Intelligence Fund into the TCW Artificial Intelligence ETF Trust
For		Against		Abstain
Shares	%	Shares	%	Shares	%
749,918	77.24%	51,425	5.30%	169,539	17.46%

78

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

79

TCW Funds, Inc.

515 South Flower Street

Los Angeles, CA 90071

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

DISTRIBUTOR

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, CA 90071

DIRECTORS

Patrick C. Haden

Director and Vice Chairman of the Board

Martin Luther King III

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Robert Rooney

Director

Michael Swell

Director

Andrew Tarica

Director and Chairman of the Board

Megan McClellan

Director

Patrick Moore

Director

OFFICERS

Megan McClellan

President and Principal Executive Officer

Drew Bowden

Executive Vice President

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

FUNDarFI1021

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

TCW Funds, Inc.

To Our Valued Shareholders

Megan McClellan President, Principal Executive Officer and Director

Dear Valued Investors,

We are pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2024. Following the final interest rate hike of the Federal Reserve’s (Fed) current tightening cycle in July, capping the Fed Fund’s rate increase at 525 basis points (bps), the past six months have notably included a dovish pivot late in 2023, and a significant rate sell-off to start 2024 amid better-than-expected growth, price, and employment data that suggested no urgency to the Fed for a cut. This data did, however, help bolster positive investor sentiment that had been building throughout the period, resulting in outperformance of higher risk segments of the market. Against this backdrop, performance across TCW Funds was positive and generally ahead of benchmark results. AUM (Assets Under Management) across the TCW Fund complex ended the period at $8.1 billion. Looking forward, the return outlook benefits from the higher yield profile of the Funds, the prospect for interest rate cuts (and thus rising price levels for fixed income assets), and the attendant volatility that will likely present opportunities for our teams to apply their hallmark discipline to find value for client assets across the Fund complex.

This report contains information outlining performance and an inventory of holdings as of April 30, 2024 for the TCW Funds’ Fixed Income Funds.

Economic Review and Market Environment

Spurred by moderating inflation reports, stable employment figures, and a consensus that the FOMC (Federal Open Market Committee) had concluded their hiking cycle, the six-month period began with a vigorous rally that saw Treasury yields finish the calendar year 2023 anywhere from 90 to 115 bps lower from the highs in October. Alongside this significant decline in yields, positive investor sentiment and exuberant market pricing also drove credit spreads tighter across fixed income sectors as the “soft-landing” narrative firmly took hold into year-end. However, three above-consensus inflation reports to start 2024, and upside surprises to U.S. payrolls data, led market participants to reassess expectations for the future path of interest rates and Fed policy. The six cuts that were priced in for 2024 at the start of the year turned to just one by the end of April, while Treasury yields climbed across the curve, highlighted by the 10-Year up 80 bps from start of year levels. These developments did little to deter investors’ seemingly insatiable demand for risk, however, with credit spreads tightening significantly late in the reporting period (investment grade +82 bps over Treasuries, high yield +292 bps) and valuations suggesting market confidence in the FOMC’s ability to deftly navigate the macroeconomic backdrop. Equity markets also seemed unfazed by the potential postponement of a return to an accommodative Fed with the S&P 500 notching a 10%-plus gain for the first quarter of 2024, bringing the total return for the full period to over 20%.

Though rates have increased year-to-date through April, the net result for the reporting period was still one of lower yields across the curve given the magnitude of the 4Q23 rally, with the 2-Year finishing the period 5 bps lower and the 10-Year 25 bps lower. When combined with the significant compression of credit spreads, fixed income markets posted broadly positive total and excess returns over the period, with the Bloomberg U.S. Aggregate Bond Index advancing 5.0% and finishing ahead of duration-matched Treasuries by nearly 130 bps. Optimistic market pricing and strong demand for risk drove even better performance for the Bloomberg U.S. Corporate High Yield Index over the period, with the Index notching a 9.0% gain to finish 611 bps ahead of comparable Treasuries, while the Bloomberg U.S. Investment Grade Corporate Index gained 7.3%, with 355 bps of excess return over Treasuries. Among corporates, financials led, boosted by strong returns from insurance companies, REITs, brokers, and banks, though returns were solid across industrial and utility sectors as well. In the securitized markets, private

Letter to Shareholders (Continued)

label (non-agency) commercial mortgage-backed securities (CMBS) outperformed, gaining 5.9%, while non-agency residential MBS backed by legacy (pre-Global Financial Crisis) collateral gained more than 5.3% amid sustained demand and resilient home prices. Agency residential MBS gained 5.3%, buoyed by strong performance in late 2023, though year-to-date the sector has been weighed down by rate volatility. Finally, asset-backed securities (ABS) were up 3.7% for the period, with the sector benefitting from short durations and strong new-issue sponsorship on attractive yields.

A Disciplined Value Philosophy

Difficult economic and market conditions, no doubt, test the patience of investors and the discipline of asset managers. The upside, if we can cite one, is that cheaper prices create opportunities for better entry points, and a tendency for excessive risk aversion, that is, panic selling, which amplifies mispricing. This remains especially true in fixed income, as the size, structure and segmentation of the market continue to be a place where active strategy and disciplined implementation can generate outperformance and moderate risk under a value-oriented approach. The Funds and the management team are unwavering in that commitment and have been for more than 25 years.

We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

Megan McClellan

President, Principal Executive Officer and Director

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2024	Total Return Annualized as of April 30, 2024 (1)(2)					Inception Date
			1-Year	5-Year	10-Year	Since Inception
TCW Core Fixed Income Fund
I Class	$9.33	5.11%	(2.60)%	(0.27)%	1.01%	4.95	% (3)	01/01/90	(4)
N Class	$9.31	5.16%	(2.76)%	(0.44)%	0.78%	3.81%		02/26/99
Plan Class	$9.38	5.13%	(2.51)%	N/A	N/A	(2.35)%		02/28/20

TCW Enhanced Commodity Strategy Fund
I Class	$5.89	1.84%	1.53%	7.91%	(0.62)%	(1.28)%		03/31/11
N Class	$5.89	1.74%	1.41%	7.84%	(0.66)%	(1.31)%		03/31/11

TCW Global Bond Fund
I Class	$7.92	5.18%	(2.63)%	(1.09)%	(0.29)%	0.84%		11/30/11
N Class	$7.91	5.00%	(2.85)%	(1.21)%	(0.35)%	0.79%		11/30/11

TCW High Yield Bond Fund
I Class	$5.98	7.52%	6.95%	3.94%	4.16%	6.67	% (3)	02/01/89	(4)
N Class	$6.01	7.54%	6.67%	3.66%	3.90%	4.96%		02/26/99

TCW Short Term Bond Fund
I Class	$8.21	3.36%	3.58%	1.65%	1.36%	3.55	% (3)	02/01/90	(4)

TCW Total Return Bond Fund
I Class	$7.59	6.14%	(3.42)%	(1.12)%	0.67%	5.00%		06/17/93
N Class	$7.83	5.94%	(3.68)%	(1.35)%	0.40%	4.23%		02/26/99
Plan Class	$7.63	6.16%	(3.44)%	N/A	N/A	(3.39)%		02/28/20

(1)	Past performance is not indicative of future performance.
(2)

The Funds’ Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

(3)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(4)	Inception date of the predecessor entity.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date		Principal Amount	Value

FIXED INCOME SECURITIES — 106.4% of Net Assets

CORPORATE BONDS — 18.1%

Aerospace & Defense — 0.5%

Boeing Co.

4.88%	05/01/25	$	560,000	$553,106

5.81%	05/01/50		1,025,000	907,815

6.53% (1)	05/01/34		470,000	473,718

General Electric Co.

6.05% (3 mo. USD Term SOFR + 0.742%) (2)	08/15/36		3,045,000	2,851,104

				4,785,743

Agriculture — 0.7%

BAT Capital Corp. (United Kingdom)

4.54%	08/15/47		230,000	172,220

5.28%	04/02/50		1,285,000	1,068,415

Imperial Brands Finance PLC (United Kingdom)

3.13% (1)	07/26/24		2,300,000	2,284,475

3.88% (1)	07/26/29		35,000	32,097

Philip Morris International, Inc.

1.45%	08/01/39	EUR	310,000	220,772

1.88%	11/06/37	EUR	380,000	302,703
Reynolds American, Inc. (United Kingdom)

5.85%	08/15/45	$	2,270,000	2,047,903

				6,128,585

Airlines — 0.3%

U.S. Airways Pass-Through Trust Series 2012-2, Class A (EETC)

4.63%	12/03/26		355,414	349,027

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37		2,300,000	2,285,211

				2,634,238

Banks — 5.1%

Bank of America Corp.

1.66% (Secured Overnight Financing Rate + 0.910%) (2)	03/11/27		4,455,000	4,131,771

1.73% (Secured Overnight Financing Rate + 0.960%) (2)	07/22/27		1,485,000	1,362,369

1.92% (Secured Overnight Financing Rate + 1.370%) (2)	10/24/31		345,000	274,541

2.09% (Secured Overnight Financing Rate + 1.060%) (2)	06/14/29		2,155,000	1,875,884

Issues	Maturity Date		Principal Amount	Value

Banks (Continued)

2.30% (Secured Overnight Financing Rate + 1.220%) (2)	07/21/32	$	1,835,000	$1,463,724

2.50% (3 mo. USD Term SOFR + 1.252%) (2)	02/13/31		635,000	534,603

2.59% (Secured Overnight Financing Rate + 2.150%) (2)	04/29/31		135,000	113,635

Citigroup, Inc.

2.56% (Secured Overnight Financing Rate + 1.167%) (2)	05/01/32		35,000	28,506

2.98% (Secured Overnight Financing Rate + 1.422%) (2)	11/05/30		1,395,000	1,215,938

3.06% (Secured Overnight Financing Rate + 1.351%) (2)	01/25/33		260,000	215,449

3.89% (3 mo. USD Term SOFR + 1.825%) (2)	01/10/28		45,000	43,029

Goldman Sachs Group, Inc.

1.43% (Secured Overnight Financing Rate + 0.798%) (2)	03/09/27		4,260,000	3,937,901

1.95% (Secured Overnight Financing Rate + 0.913%) (2)	10/21/27		1,000,000	912,900

HSBC Holdings PLC (United Kingdom)

1.59% (Secured Overnight Financing Rate + 1.290%) (2)	05/24/27		1,195,000	1,095,111

2.21% (Secured Overnight Financing Rate + 1.285%) (2)	08/17/29		1,330,000	1,147,590

2.36% (Secured Overnight Financing Rate + 1.947%) (2)	08/18/31		930,000	756,787

JPMorgan Chase & Co.

0.97% (3 mo. USD Term SOFR + 0.580%) (2)	06/23/25		6,265,000	6,217,135

1.56% (Secured Overnight Financing Rate + 0.605%) (2)	12/10/25		2,080,000	2,026,232

1.95% (Secured Overnight Financing Rate + 1.065%) (2)	02/04/32		1,545,000	1,226,455

2.18% (Secured Overnight Financing Rate + 1.890%) (2)	06/01/28		905,000	818,347

2.58% (3 mo. USD Term SOFR + 1.250%) (2)	04/22/32		80,000	65,931

2.74% (3 mo. USD Term SOFR + 1.510%) (2)	10/15/30		1,070,000	928,230

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2024

Issues	Maturity Date		Principal Amount	Value

Banks (Continued)

Lloyds Banking Group PLC (United Kingdom)

3.87% (1 yr. CMT + 3.500%) (2)	07/09/25	$	1,600,000	$1,593,328

Morgan Stanley

1.51% (Secured Overnight Financing Rate + 0.858%) (2)	07/20/27		1,145,000	1,045,671

1.93% (Secured Overnight Financing Rate + 1.020%) (2)	04/28/32		1,035,000	809,964

3.77% (3 mo. USD Term SOFR + 1.402%) (2)	01/24/29		2,190,000	2,056,388

PNC Financial Services Group, Inc.

5.07% (Secured Overnight Financing Rate + 1.933%) (2)	01/24/34		1,500,000	1,413,810

5.68% (Secured Overnight Financing Rate + 1.902%) (2)	01/22/35		455,000	446,114

6.88% (Secured Overnight Financing Rate + 2.284%) (2)	10/20/34		65,000	69,076

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (Secured Overnight Financing Rate + 0.989%) (2)	06/14/27		1,531,000	1,397,681

2.47% (Secured Overnight Financing Rate + 1.220%) (2)	01/11/28		465,000	423,569

U.S. Bancorp

4.84% (Secured Overnight Financing Rate + 1.600%) (2)	02/01/34		1,215,000	1,122,113

5.68% (Secured Overnight Financing Rate + 1.860%) (2)	01/23/35		355,000	347,194

5.84% (Secured Overnight Financing Rate + 2.260%) (2)	06/12/34		175,000	173,017

5.85% (Secured Overnight Financing Rate + 2.090%) (2)	10/21/33		420,000	416,926

Wells Fargo & Co.

2.16% (3 mo. USD Term SOFR + 1.012%) (2)	02/11/26		355,000	344,977

2.88% (3 mo. USD Term SOFR + 1.432%) (2)	10/30/30		150,000	130,278

3.35% (Secured Overnight Financing Rate + 1.500%) (2)	03/02/33		1,955,000	1,650,743

3.53% (Secured Overnight Financing Rate + 1.510%) (2)	03/24/28		2,245,000	2,118,921

Issues	Maturity Date		Principal Amount	Value

Banks (Continued)

3.58% (3 mo. USD Term SOFR + 1.572%) (2)	05/22/28	$	260,000	$244,792

4.90% (Secured Overnight Financing Rate + 2.100%) (2)	07/25/33		1,045,000	981,534

5.39% (Secured Overnight Financing Rate + 2.020%) (2)	04/24/34		550,000	530,789

				47,708,953

Beverages — 0.2%

Bacardi Ltd.

2.75% (1)	07/15/26		750,000	702,840

4.45% (1)	05/15/25		1,095,000	1,080,522

				1,783,362

Chemicals — 0.3%

International Flavors & Fragrances, Inc.

2.30% (1)	11/01/30		1,185,000	961,631

3.27% (1)	11/15/40		235,000	160,038

3.47% (1)	12/01/50		125,000	79,103

4.38%	06/01/47		370,000	273,175

5.00%	09/26/48		2,040,000	1,684,509

				3,158,456

Commercial Services — 0.1%

Global Payments, Inc.

4.88%	03/17/31		225,000	247,994

Worldline SA (France)

4.13% (3)	09/12/28	EUR	300,000	314,187

				562,181

Diversified Financial Services — 0.9%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.00%	10/29/28	$	3,225,000	2,877,379

Air Lease Corp.

3.25%	03/01/25		1,300,000	1,272,084

3.63%	12/01/27		400,000	373,190

4.63%	10/01/28		1,500,000	1,438,050

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27		884,000	779,270

2.88% (1)	02/15/25		1,550,000	1,510,010

3.95% (1)	07/01/24		405,000	403,538

				8,653,521

Electric — 1.4%

American Electric Power Co., Inc.

5.95%	11/01/32		450,000	454,054

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date		Principal Amount	Value

Electric (Continued)

Appalachian Power Co.

4.45%	06/01/45	$	690,000	$541,551

5.65%	04/01/34		1,025,000	996,433

Arizona Public Service Co.

3.35%	05/15/50		1,675,000	1,095,684

Duke Energy Corp.

3.85%	06/15/34	EUR	800,000	826,718

Duke Energy Florida LLC

5.88%	11/15/33	$	190,000	194,404

Duke Energy Progress LLC

3.70%	10/15/46		1,325,000	960,771

5.10%	03/15/34		825,000	797,684

Indiana Michigan Power Co.

4.55%	03/15/46		420,000	343,818

ITC Holdings Corp.

2.95% (1)	05/14/30		1,000,000	861,535

Jersey Central Power & Light Co.

2.75% (1)	03/01/32		2,575,000	2,096,642

Public Service Co. of Colorado

5.25%	04/01/53		1,215,000	1,090,669

TenneT Holding BV (Netherlands)

2.75% (3)	05/17/42	EUR	775,000	752,614

4.50% (3)	10/28/34	EUR	410,000	470,666

4.75% (3)	10/28/42	EUR	1,015,000	1,210,753

				12,693,996

Electronics — 0.1%

Honeywell International, Inc.

3.75%	03/01/36	EUR	550,000	578,602

Entertainment — 0.5%

WarnerMedia Holdings, Inc.

4.28%	03/15/32	$	200,000	172,450

5.05%	03/15/42		3,135,000	2,515,649

5.14%	03/15/52		2,834,000	2,171,213

				4,859,312

Food — 0.9%

ELO SACA (France)

6.00% (3)	03/22/29	EUR	700,000	743,872

JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL

3.00%	02/02/29	$	1,445,000	1,258,494

3.00%	05/15/32		1,875,000	1,482,085

6.50%	12/01/52		1,000,000	948,500

6.75% (1)	03/15/34		1,740,000	1,774,539

Pilgrim’s Pride Corp.

6.25%	07/01/33		545,000	542,215

Smithfield Foods, Inc.

2.63% (1)	09/13/31		2,565,000	1,986,515

				8,736,220

Issues	Maturity Date		Principal Amount	Value

Gas — 0.4%

East Ohio Gas Co.

2.00% (1)	06/15/30	$	830,000	$666,845

KeySpan Gas East Corp.

3.59% (1)	01/18/52		1,150,000	736,081

5.82% (1)	04/01/41		1,551,000	1,461,631

5.99% (1)	03/06/33		530,000	523,947

National Gas Transmission PLC (United Kingdom)

4.25% (3)	04/05/30	EUR	560,000	606,840

				3,995,344

Health Care-Services — 0.5%

Centene Corp.

3.00%	10/15/30		1,683,000	1,412,255

CommonSpirit Health

2.78%	10/01/30		875,000	742,385

Fresenius Finance Ireland PLC

0.88% (3)	10/01/31		920,000	787,903

Fresenius Medical Care U.S. Finance III, Inc.

1.88% (1)	12/01/26		1,650,000	1,485,445

				4,427,988

Insurance — 1.2%

Aon Corp./Aon Global Holdings PLC

2.60%	12/02/31		940,000	768,121

Athene Global Funding

1.99% (1)	08/19/28		1,690,000	1,442,483

2.72% (1)	01/07/29		240,000	209,359

3.21% (1)	03/08/27		815,000	750,990

Farmers Exchange Capital

7.20% (1)	07/15/48		1,495,000	1,396,332

Farmers Exchange Capital II

6.15% (3 mo. USD LIBOR + 3.744%) (1),(2)	11/01/53		2,065,000	1,812,444

Nationwide Mutual Insurance Co.

7.88% (3 mo. USD LIBOR + 2.290%) (1),(2)	12/15/24		3,000,000	3,000,146

New York Life Insurance Co.

3.75% (1)	05/15/50		70,000	50,707

Teachers Insurance & Annuity Association of America

3.30% (1)	05/15/50		430,000	285,159

4.27% (1)	05/15/47		130,000	101,893

Willis North America, Inc.

4.50%	09/15/28		1,445,000	1,381,351

				11,198,985

Media — 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital

3.90%	06/01/52		1,000,000	608,020

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2024

Issues	Maturity Date	Principal Amount		Value

Media (Continued)

4.80%	03/01/50	EUR	495,000	$346,547

5.13%	07/01/49		580,000	428,347

5.38%	04/01/38		1,475,000	1,220,917

5.38%	05/01/47		2,755,000	2,111,101

5.75%	04/01/48		1,028,000	829,000

				5,543,932

Oil & Gas — 0.1%

Petroleos Mexicanos

6.35%	02/12/48		145,000	89,878

6.63%	06/15/35		332,000	246,460

6.75%	09/21/47		$321,000	205,140

				541,478

Packaging & Containers — 0.4%

Berry Global, Inc.

1.57%	01/15/26		1,584,000	1,475,448

1.65%	01/15/27		1,716,000	1,548,010

4.88% (1)	07/15/26		580,000	568,141

				3,591,599

Pharmaceuticals — 0.5%

Bayer U.S. Finance II LLC

4.38% (1)	12/15/28		2,023,000	1,882,789

4.63% (1)	06/25/38		500,000	400,384

4.88% (1)	06/25/48		1,930,000	1,498,337

Bayer U.S. Finance LLC

6.50% (1)	11/21/33		1,010,000	1,006,717

				4,788,227

Pipelines — 0.5%

Energy Transfer LP

5.95%	10/01/43		630,000	596,851

Rockies Express Pipeline LLC

4.95% (1)	07/15/29		980,000	900,669

Southern Natural Gas Co. LLC

7.35%	02/15/31		2,380,000	2,465,092

TC PipeLines LP

4.38%	03/13/25		710,000	700,875

TransCanada PipeLines Ltd.

4.63%	03/01/34		125,000	113,569

6.10%	06/01/40		375,000	369,435

				5,146,491

Real Estate — 0.3%

Annington Funding PLC (United Kingdom)

2.31% (3)	10/06/32	GBP	720,000	688,666

3.18% (3)	07/12/29	GBP	325,000	358,721

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (3)	05/04/28		425,000	395,337

Issues	Maturity Date	Principal Amount		Value

Real Estate (Continued)

1.63% (3)	04/20/30	EUR	325,000	$291,266

1.75% (3)	03/12/29	EUR	550,000	513,392

LEG Immobilien SE (Germany)

1.50% (3)	01/17/34	EUR	100,000	82,588

Vonovia SE (Germany)

0.75% (3)	09/01/32	EUR	300,000	242,163

1.00% (3)	06/16/33	EUR	300,000	240,636

2.25% (3)	04/07/30	EUR	100,000	96,117

5.00% (3)	11/23/30	EUR	100,000	110,771

				3,019,657

REIT — 1.9%

American Assets Trust LP

3.38%	02/01/31		1,655,000	1,325,341

American Homes 4 Rent LP

3.38%	07/15/51		730,000	460,564

American Tower Corp.

1.00%	01/15/32	EUR	500,000	426,891

2.70%	04/15/31		$310,000	256,193

CubeSmart LP

3.00%	02/15/30		317,000	273,824

Digital Dutch Finco BV

1.25% (3)	02/01/31	EUR	1,830,000	1,602,540

Digital Intrepid Holding BV

1.38% (3)	07/18/32	EUR	105,000	90,585

Extra Space Storage LP

2.40%	10/15/31		$2,000,000	1,591,600

3.90%	04/01/29		250,000	230,545

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/30		528,000	474,001

4.00%	01/15/31		170,000	148,825

5.75%	06/01/28		1,600,000	1,581,637

Healthcare Realty Holdings LP

2.00%	03/15/31		1,915,000	1,479,737

2.05%	03/15/31		164,000	124,266

3.10%	02/15/30		250,000	213,007

Hudson Pacific Properties LP

3.25%	01/15/30		1,752,000	1,331,520

4.65%	04/01/29		100,000	84,352

Invitation Homes Operating Partnership LP

2.00%	08/15/31		1,776,000	1,373,416

5.50%	08/15/33		215,000	207,939

Kilroy Realty LP

2.65%	11/15/33		521,000	372,804

LXP Industrial Trust

2.38%	10/01/31		1,592,000	1,240,677

Prologis Euro Finance LLC

4.25%	01/31/43		450,000	467,736

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

Realty Income Corp.

5.13%	07/06/34	EUR	830,000	$945,314

Rexford Industrial Realty LP

2.15%	09/01/31		$25,000	19,578

VICI Properties LP

4.95%	02/15/30		185,000	175,880

5.13%	05/15/32		572,000	532,046

VICI Properties LP/VICI Note Co., Inc.

3.88% (1)	02/15/29		325,000	295,106

4.13% (1)	08/15/30		41,000	36,473

4.50% (1)	01/15/28		192,000	182,409

4.63% (1)	06/15/25		160,000	157,626

				17,702,432

Savings & Loans — 0.1%

Nationwide Building Society (United Kingdom)

2.97% (Secured Overnight Financing Rate + 1.290%) (1),(2)	02/16/28		1,460,000	1,349,989

Telecommunications — 0.5%

Global Switch Finance BV (United Kingdom)

1.38% (3)	10/07/30	EUR	695,000	676,941

Qwest Corp.

7.25%	09/15/25		580,000	577,100

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

4.74% (1)	09/20/29		1,536,250	1,527,355

5.15% (1)	09/20/29		2,004,000	1,991,553

TDC Net AS (Denmark)

6.50% (3)	06/01/31		200,000	227,545

				5,000,494

Water — 0.1%

Thames Water Utilities Finance PLC (United Kingdom)

4.38% (3)	01/18/31	EUR	610,000	567,369

Total Corporate Bonds

(Cost: $183,073,033)				169,157,154

MUNICIPAL BONDS — 0.6%

California Health Facilities Financing Authority, Revenue Bond

3.00%	08/15/51		$690,000	526,845

City of New York, General Obligation Unlimited

3.00%	08/01/34		380,000	311,396

New York City Transitional Finance Authority Future Tax Secured Revenue

2.00%	08/01/35		1,000,000	713,119

2.45%	11/01/34		2,485,000	1,950,186

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (Continued)

Regents of the University of California Medical Center Pooled Revenue, Revenue Bond

3.26%	05/15/60	$3,060,000	$1,972,274

Total Municipal Bonds

(Cost: $7,474,217)			5,473,820

ASSET-BACKED SECURITIES — 7.9%

AGL CLO 7 Ltd. Series 2020-7A, Class BR

7.29% (3 mo. USD Term SOFR + 1.962%) (1),(2)	07/15/34	4,235,000	4,240,031

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2

1.94% (1)	08/15/46	3,372,000	3,055,902

Apidos CLO XXV Ltd. Series 2016-25A, Class A1R2

6.47% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/20/31	2,436,229	2,437,788

ARES LXII CLO Ltd. Series 2021-62A, Class B

7.24% (3 mo. USD Term SOFR + 1.912%) (1),(2)	01/25/34	4,000,000	4,006,276

Barings CLO Ltd. Series 2018-4A, Class A1R

6.48% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/15/30	2,500,000	2,500,638

Brazos Education Loan Authority, Inc. Series 2012-1, Class A1

6.14% (30 day USD SOFR Average + 0.814%) (2)	12/26/35	161,000	160,827

CIFC Funding Ltd. Series 2021-7A, Class A1

6.72% (3 mo. USD Term SOFR + 1.392%) (1),(2)	01/23/35	4,300,000	4,305,117

Clover CLO LLC Series 2018-1A, Class A1RR

6.85% (3 mo. USD Term SOFR + 1.530%) (1),(2)	04/20/37	4,190,000	4,195,330

Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR

6.49% (3 mo. USD Term SOFR + 1.162%) (1),(2)	04/15/29	1,459,696	1,461,593

Global SC Finance II SRL Series 2014-1A, Class A2

3.09% (1)	07/17/29	76,714	75,992

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (1)	01/17/73	984,249	901,649

JGWPT XXXII LLC Series 2014-2A, Class A

3.61% (1)	01/17/73	1,132,211	989,880

LCM Loan Income Fund I Ltd. Series 1A, Class B

7.04% (3 mo. USD Term SOFR + 1.712%) (1),(2)	04/20/31	50,000	50,050

Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A

6.74% (3 mo. USD Term SOFR + 1.412%) (1),(2)	04/19/33	4,317,519	4,321,836

Navient Private Education Refi Loan Trust Series 2021-GA, Class A

1.58% (1)	04/15/70	2,587,138	2,231,925

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Nelnet Student Loan Trust Series 2014-4A, Class A2

6.39% (30 day USD SOFR Average + 1.064%) (1),(2)	11/25/48	$2,331,725	$2,325,937

New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class B1

2.41% (1)	10/20/61	987,360	840,926

OCP CLO Ltd. Series 2020-19A, Class AR

6.74% (3 mo. USD Term SOFR + 1.412%) (1),(2)	10/20/34	3,600,000	3,606,160

Octagon Investment Partners XIV Ltd. Series 2012-1A, Class AARR

6.54% (3 mo. USD Term SOFR + 1.212%) (1),(2)	07/15/29	1,381,046	1,381,115

SBNA Auto Receivables Trust Series 2024-A, Class A3

5.32% (1)	12/15/28	2,440,000	2,427,321

Skyline Aviation, Inc. Series 2004-1, Class A

3.23% (4)	07/03/38	4,098,252	3,606,782

SLM Student Loan Trust Series 2003-7A, Class A5A

6.82% (90 day USD SOFR Average + 1.462%) (1),(2)	12/15/33	1,361,977	1,353,730

SLM Student Loan Trust Series 2008-2, Class B

6.81% (90 day USD SOFR Average + 1.462%) (2)	01/25/83	710,000	713,312

SLM Student Loan Trust Series 2008-3, Class B

6.81% (90 day USD SOFR Average + 1.462%) (2)	04/26/83	710,000	731,023

SLM Student Loan Trust Series 2008-4, Class A4

7.26% (90 day USD SOFR Average + 1.912%) (2)	07/25/22	1,892,354	1,895,452

SLM Student Loan Trust Series 2008-4, Class B

7.46% (90 day USD SOFR Average + 2.112%) (2)	04/25/73	710,000	721,669

SLM Student Loan Trust Series 2008-5, Class B

7.46% (90 day USD SOFR Average + 2.112%) (2)	07/25/73	710,000	710,118

SLM Student Loan Trust Series 2008-6, Class A4

6.71% (90 day USD SOFR Average + 1.362%) (2)	07/25/23	1,781,612	1,773,763

SLM Student Loan Trust Series 2008-6, Class B

7.46% (90 day USD SOFR Average + 2.112%) (2)	07/26/83	710,000	742,532

SLM Student Loan Trust Series 2008-7, Class B

7.46% (90 day USD SOFR Average + 2.112%) (2)	07/26/83	710,000	730,246

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2012-7, Class A3

6.09% (30 day USD SOFR Average + 0.764%) (2)	05/26/26	$1,120,497	$1,099,398

Stack Infrastructure Issuer LLC Series 2024-1A, Class A2

5.90% (1)	03/25/49	2,200,000	2,196,468

U.S. Small Business Administration Series 2022-25G, Class 1

3.93%	07/01/47	5,862,003	5,310,617

U.S. Small Business Administration Series 2022-25H, Class 1

3.80%	08/01/47	3,302,716	2,946,119

U.S. Small Business Administration Series 2022-25J, Class 1

5.04%	10/01/47	3,308,271	3,215,175

Total Asset-Backed Securities

(Cost: $75,120,206)			73,262,697

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3

3.75%	04/25/33	4,045,000	3,647,913

Federal National Mortgage Association, Pool #AN0245

3.42%	11/01/35	1,698,350	1,544,446

Federal National Mortgage Association, Pool #BL6060

2.46%	04/01/40	1,840,000	1,261,229

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $7,687,980)			6,453,588

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 3.5%

Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3, Class A

6.51% (1 mo. USD Term SOFR + 1.184%) (1),(2)	08/15/34	3,432,879	3,413,176

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.23% (1),(5)	08/10/38	1,930,000	1,760,173

Bank Series 2022-BNK42, Class A5

4.49% (5)	06/15/55	3,593,000	3,316,197

BPR Trust Series 2022-OANA, Class A

7.22% (1 mo. USD Term SOFR + 1.898%) (1),(2)	04/15/37	3,678,000	3,692,156

BX Commercial Mortgage Trust Series 2020-VIV4, Class A

2.84% (1)	03/09/44	2,415,000	2,043,354

BX Trust Series 2019-OC11, Class A

3.20% (1)	12/09/41	1,485,000	1,295,964

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BXHPP Trust Series 2021-FILM, Class A

6.09% (1 mo. USD Term SOFR + 0.764%) (1),(2)	08/15/36	$3,000,000	$2,878,439

COMM Mortgage Trust Series 2015-CR27, Class A3

3.35%	10/10/48	1,840,022	1,780,177

CSAIL Commercial Mortgage Trust Series 2020-C19, Class A3

2.56%	03/15/53	3,004,000	2,472,111

Hudson Yards Mortgage Trust Series 2019-30HY, Class A

3.23% (1)	07/10/39	2,185,000	1,909,145

Hudson Yards Mortgage Trust Series 2019-55HY, Class A

3.04% (1),(5)	12/10/41	1,180,000	1,007,670

JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A

3.40% (1)	06/05/39	1,160,000	1,018,914

Manhattan West Mortgage Trust Series 2020-1MW, Class A

2.13% (1)	09/10/39	1,720,000	1,502,975

One Bryant Park Trust Series 2019-OBP, Class A

2.52% (1)	09/15/54	1,495,000	1,240,930

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1

3.87% (1),(5)	01/05/43	1,710,000	1,446,401

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (1),(5)	01/05/43	70,000	56,109

Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class AS

3.58%	02/15/48	2,100,000	2,050,711

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $35,438,434)			32,884,602

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 38.1%

Federal Home Loan Mortgage Corp., Pool #A97179

4.50%	03/01/41	871,092	829,523

Federal Home Loan Mortgage Corp., Pool #G06360

4.00%	03/01/41	1,042,152	963,350

Federal Home Loan Mortgage Corp., Pool #G06498

4.00%	04/01/41	717,271	660,824

Federal Home Loan Mortgage Corp., Pool #G06499

4.00%	03/01/41	466,579	434,150

Federal Home Loan Mortgage Corp., Pool #G07849

3.50%	05/01/44	602,552	544,474

Federal Home Loan Mortgage Corp., Pool #G07924

3.50%	01/01/45	897,189	799,510

Federal Home Loan Mortgage Corp., Pool #G08710

3.00%	06/01/46	1,103,369	941,631

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G08711

3.50%	06/01/46	$1,776,506	$1,568,083

Federal Home Loan Mortgage Corp., Pool #G08715

3.00%	08/01/46	2,135,015	1,822,051

Federal Home Loan Mortgage Corp., Pool #G08716

3.50%	08/01/46	1,204,874	1,063,515

Federal Home Loan Mortgage Corp., Pool #G08721

3.00%	09/01/46	1,715,646	1,463,677

Federal Home Loan Mortgage Corp., Pool #G08722

3.50%	09/01/46	484,144	427,343

Federal Home Loan Mortgage Corp., Pool #G08726

3.00%	10/01/46	1,646,460	1,404,652

Federal Home Loan Mortgage Corp., Pool #G08732

3.00%	11/01/46	1,657,618	1,410,545

Federal Home Loan Mortgage Corp., Pool #G08792

3.50%	12/01/47	1,316,914	1,161,116

Federal Home Loan Mortgage Corp., Pool #G08816

3.50%	06/01/48	245,878	216,552

Federal Home Loan Mortgage Corp., Pool #G08826

5.00%	06/01/48	226,324	218,259

Federal Home Loan Mortgage Corp., Pool #G08843

4.50%	10/01/48	875,991	821,896

Federal Home Loan Mortgage Corp., Pool #G60038

3.50%	01/01/44	862,001	779,381

Federal Home Loan Mortgage Corp., Pool #G60344

4.00%	12/01/45	437,262	402,625

Federal Home Loan Mortgage Corp., Pool #G67700

3.50%	08/01/46	707,583	630,160

Federal Home Loan Mortgage Corp., Pool #G67706

3.50%	12/01/47	505,568	449,885

Federal Home Loan Mortgage Corp., Pool #G67707

3.50%	01/01/48	5,591,277	4,954,115

Federal Home Loan Mortgage Corp., Pool #G67711

4.00%	03/01/48	1,391,331	1,276,335

Federal Home Loan Mortgage Corp., Pool #G67718

4.00%	01/01/49	1,278,358	1,169,018

Federal Home Loan Mortgage Corp., Pool #Q05261

3.50%	12/01/41	917,997	824,642

Federal Home Loan Mortgage Corp., Pool #Q20178

3.50%	07/01/43	1,742,676	1,566,531

Federal Home Loan Mortgage Corp., Pool #QE0312

2.00%	04/01/52	5,115,815	3,866,494

Federal Home Loan Mortgage Corp., Pool #RA8693

4.50%	04/01/53	7,079,635	6,528,489

Federal Home Loan Mortgage Corp., Pool #SD0231

3.00%	01/01/50	3,931,434	3,319,799

Federal Home Loan Mortgage Corp., Pool #SD7513

3.50%	04/01/50	486,969	430,170

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #SD8178

2.50%	11/01/51	$5,123,818	$4,071,626

Federal Home Loan Mortgage Corp., Pool #SD8193

2.00%	02/01/52	7,634,246	5,777,212

Federal Home Loan Mortgage Corp., Pool #SD8194

2.50%	02/01/52	7,002,996	5,558,395

Federal Home Loan Mortgage Corp., Pool #SD8205

2.50%	04/01/52	2,055,734	1,629,778

Federal Home Loan Mortgage Corp., Pool #ZM1779

3.00%	09/01/46	1,039,970	885,976

Federal Home Loan Mortgage Corp., Pool #ZT1703

4.00%	01/01/49	870,371	794,886

Federal Home Loan Mortgage Corp. REMICS Series 2439, Class KZ

6.50%	04/15/32	48,639	49,434

Federal Home Loan Mortgage Corp. REMICS Series 2575, Class FD (PAC)

5.89% (30 day USD SOFR Average + 0.564%) (2)	02/15/33	131,402	130,272

Federal Home Loan Mortgage Corp. REMICS Series 2662, Class MT (TAC)

4.50%	08/15/33	37,025	35,858

Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)

0.97% (-30 day USD SOFR Average + 6.296%) (2)	05/15/37	5,655	348

Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/F)

7.45% (-30 day USD SOFR Average + 42.091%) (2)	07/15/37	161,591	193,772

Federal Home Loan Mortgage Corp. REMICS Series 3351, Class ZC

5.50%	07/15/37	131,861	132,441

Federal Home Loan Mortgage Corp. REMICS Series 3380, Class SM (I/O) (I/F)

0.97% (-30 day USD SOFR Average + 6.296%) (2)	10/15/37	196,735	15,694

Federal Home Loan Mortgage Corp. REMICS Series 3382, Class FL

6.14% (30 day USD SOFR Average + 0.814%) (2)	11/15/37	51,094	51,031

Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)

0.46% (-30 day USD SOFR Average + 5.786%) (2)	04/15/38	827,955	37,339

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3578, Class DI (I/O) (I/F)

1.21% (-30 day USD SOFR Average + 6.536%) (2)	04/15/36	$290,362	$16,150

Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA

3.00%	04/15/48	414,910	352,135

Federal National Mortgage Association, Pool #596686

6.50%	11/01/31	5,900	5,918

Federal National Mortgage Association, Pool #727575

5.00%	06/01/33	10,976	10,720

Federal National Mortgage Association, Pool #748751

5.50%	10/01/33	31,229	30,781

Federal National Mortgage Association, Pool #AL0209

4.50%	05/01/41	270,321	258,634

Federal National Mortgage Association, Pool #AL0851

6.00%	10/01/40	238,119	244,637

Federal National Mortgage Association, Pool #AS9830

4.00%	06/01/47	477,096	436,335

Federal National Mortgage Association, Pool #BN7755

3.00%	09/01/49	2,536,103	2,143,133

Federal National Mortgage Association, Pool #BQ6913

2.00%	12/01/51	8,398,847	6,359,562

Federal National Mortgage Association, Pool #BQ7006

2.00%	01/01/52	6,915,963	5,236,730

Federal National Mortgage Association, Pool #BV8464

3.00%	04/01/52	3,819,132	3,159,382

Federal National Mortgage Association, Pool #BX8625

5.00%	04/01/53	8,053,544	7,635,714

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	1,187,798	1,114,315

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	823,842	772,875

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	663,283	622,249

Federal National Mortgage Association, Pool #CA2327

4.00%	09/01/48	413,588	378,880

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #CB0290

2.00%	04/01/51	$6,962,510	$5,300,358

Federal National Mortgage Association, Pool #CB0610

2.50%	05/01/51	6,625,038	5,313,094

Federal National Mortgage Association, Pool #CB2313

2.50%	12/01/51	7,194,915	5,752,647

Federal National Mortgage Association, Pool #CB3289

2.00%	04/01/52	9,311,735	7,108,994

Federal National Mortgage Association, Pool #FM2318

3.50%	09/01/49	251,620	221,209

Federal National Mortgage Association, Pool #FM2870

3.00%	03/01/50	1,672,273	1,412,108

Federal National Mortgage Association, Pool #FS1598

2.00%	04/01/52	7,690,577	5,812,479

Federal National Mortgage Association, Pool #FS4233

4.50%	12/01/52	6,315,895	5,824,937

Federal National Mortgage Association, Pool #FS4701

4.50%	04/01/53	7,485,341	6,902,610

Federal National Mortgage Association, Pool #MA1146

4.00%	08/01/42	542,478	498,586

Federal National Mortgage Association, Pool #MA1561

3.00%	09/01/33	1,036,792	957,438

Federal National Mortgage Association, Pool #MA1584

3.50%	09/01/33	1,513,992	1,422,700

Federal National Mortgage Association, Pool #MA3182

3.50%	11/01/47	284,131	250,166

Federal National Mortgage Association, Pool #MA4093

2.00%	08/01/40	3,861,043	3,173,323

Federal National Mortgage Association, Pool #MA4281

2.00%	03/01/51	7,050,727	5,360,807

Federal National Mortgage Association, Pool #MA4387

2.00%	07/01/41	554,063	451,911

Federal National Mortgage Association, Pool #MA4465

2.00%	11/01/51	2,081,251	1,576,923

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA4512

2.50%	01/01/52	$7,627,922	$6,044,505

Federal National Mortgage Association, Pool #MA4548

2.50%	02/01/52	7,021,229	5,572,867

Federal National Mortgage Association, Pool #MA4579

3.00%	04/01/52	6,941,486	5,742,891

Federal National Mortgage Association REMICS Series 2001-14, Class SH (I/F)

8.77% (-30 day USD SOFR Average + 27.424%) (2)	03/25/30	30,221	32,605

Federal National Mortgage Association REMICS Series 2001-34, Class FV

5.94% (30 day USD SOFR Average + 0.614%) (2)	08/25/31	46,708	46,514

Federal National Mortgage Association REMICS Series 2007-89, Class GF

5.96% (30 day USD SOFR Average + 0.634%) (2)	09/25/37	227,138	226,120

Federal National Mortgage Association REMICS Series 2008-30, Class SA (I/O) (I/F)

1.41% (-30 day USD SOFR Average + 6.736%) (2)	04/25/38	39,074	3,485

Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F)

0.76% (-30 day USD SOFR Average + 6.086%) (2)	07/25/38	44,132	2,107

Federal National Mortgage Association REMICS Series 2009-64, Class TB

4.00%	08/25/29	383,804	371,473

Federal National Mortgage Association REMICS Series 2009-68, Class SA (I/O) (I/F)

1.31% (-30 day USD SOFR Average + 6.636%) (2)	09/25/39	33,310	3,370

Federal National Mortgage Association REMICS Series 2010-26, Class AS (I/O) (I/F)

0.89% (-30 day USD SOFR Average + 6.216%) (2)	03/25/40	481,451	25,142

Federal National Mortgage Association REMICS Series 2011-111, Class DB

4.00%	11/25/41	1,051,982	976,106

Federal National Mortgage Association REMICS Series 2018-38, Class LA

3.00%	06/25/48	794,920	678,654

Federal National Mortgage Association REMICS Series 2018-43, Class CT

3.00%	06/25/48	590,172	503,968

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2019-79, Class FA

5.94% (30 day USD SOFR Average + 0.614%) (2)	01/25/50	$1,418,371	$1,408,534

Federal National Mortgage Association REMICS Trust Series 2004-W10, Class A6 (PAC)

5.75%	08/25/34	566,049	556,731

Government National Mortgage Association, Pool #608259

4.50%	08/15/33	12,877	12,244

Government National Mortgage Association, Pool #782114

5.00%	09/15/36	50,664	49,975

Government National Mortgage Association, Pool #MA3521

3.50%	03/20/46	802,325	717,958

Government National Mortgage Association, Pool #MA3597

3.50%	04/20/46	776,754	695,889

Government National Mortgage Association, Pool #MA3662

3.00%	05/20/46	346,365	299,559

Government National Mortgage Association, Pool #MA3663

3.50%	05/20/46	761,376	682,056

Government National Mortgage Association, Pool #MA4126

3.00%	12/20/46	2,082,194	1,800,816

Government National Mortgage Association, Pool #MA4127

3.50%	12/20/46	1,090,914	975,234

Government National Mortgage Association, Pool #MA4196

3.50%	01/20/47	640,644	572,514

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	260,850	256,029

Government National Mortgage Association, Pool #MA4510

3.50%	06/20/47	308,428	275,321

Government National Mortgage Association, Pool #MA4589

5.00%	07/20/47	614,463	602,530

Government National Mortgage Association, Pool #MA4722

5.00%	09/20/47	201,008	196,979

Government National Mortgage Association, Pool #MA4777

3.00%	10/20/47	248,914	214,968

Government National Mortgage Association, Pool #MA4836

3.00%	11/20/47	970,795	838,401

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA4837

3.50%	11/20/47	$2,000,243	$1,784,366

Government National Mortgage Association, Pool #MA4838

4.00%	11/20/47	572,780	527,342

Government National Mortgage Association, Pool #MA4901

4.00%	12/20/47	978,244	900,641

Government National Mortgage Association, Pool #MA5078

4.00%	03/20/48	693,771	637,678

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	1,375,743	1,299,593

Government National Mortgage Association, Pool #MA5466

4.00%	09/20/48	47,596	43,641

Government National Mortgage Association, Pool #MA5467

4.50%	09/20/48	83,624	78,953

Government National Mortgage Association, Pool #MA6030

3.50%	07/20/49	71,426	62,000

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	533,470	445,192

Government National Mortgage Association REMICS Series 2008-27, Class SI (I/O) (I/F)

1.04% (-1 mo. USD Term SOFR + 6.356%) (2)	03/20/38	132,332	11,604

Government National Mortgage Association REMICS Series 2008-81, Class S (I/O) (I/F)

0.77% (-1 mo. USD Term SOFR + 6.086%) (2)	09/20/38	514,793	41,641

Government National Mortgage Association REMICS Series 2010-1, Class S (I/O) (I/F)

0.32% (- 1 mo. USD Term SOFR + 5.636%) (2)	01/20/40	765,497	47,117

Government National Mortgage Association REMICS Series 2018-124, Class NW

3.50%	09/20/48	689,937	597,943

Government National Mortgage Association REMICS Series 2023-134, Class F

6.33% (30 day USD SOFR Average + 1.000%) (2)	08/20/53	1,051,473	1,046,914

Government National Mortgage Association REMICS Series 2024-30, Class CF

6.50% (30 day USD SOFR Average + 1.250%) (2)	02/20/54	1,084,502	1,075,514

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, TBA

2.50% (6)	12/01/51	$17,100,000	$14,024,267

4.50% (6)	05/01/53	13,975,000	13,021,991

5.00% (6)	06/01/53	13,450,000	12,876,371

5.50% (6)	07/01/53	900,000	882,908

5.50% (6)	07/01/53	7,025,000	6,876,932

Uniform Mortgage-Backed Security, TBA

2.00% (6)	12/01/51	16,700,000	12,612,062

2.50% (6)	12/01/51	4,150,000	3,283,906

3.00% (6)	02/01/52	12,950,000	10,696,997

3.50% (6)	03/01/52	15,800,000	13,617,966

4.00% (6)	05/01/52	40,150,000	35,898,787

4.50% (6)	03/01/53	20,000,000	18,435,830

5.00% (6)	02/01/53	11,675,000	11,068,908

5.50% (6)	02/01/54	15,550,000	15,096,624

Total Residential Mortgage-Backed Securities — Agency

(Cost: $381,373,753)			355,810,530

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 7.7%

Ajax Mortgage Loan Trust Series 2019-F, Class A1

2.86% (1)	07/25/59	1,626,944	1,522,941

Bayview MSR Opportunity Master Fund Trust Series 2021-5, Class A5

2.50% (1),(5)	11/25/51	3,718,498	3,180,930

CIM Trust Series 2021-J1, Class A1

2.50% (1),(5)	03/25/51	9,196,269	7,099,448

Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 2A2

5.75% (7)	08/25/35	121,566	98,913

Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1

5.72% (1 mo. USD Term SOFR + 0.404%)(1),(2)	09/25/36	5,747,582	5,452,306

CSMC Trust Series 2018-RPL9, Class A

3.85% (1),(5)	09/25/57	2,072,488	1,936,343

CSMC Trust Series 2022-ATH2, Class A1

4.55% (1),(5)	05/25/67	3,214,997	3,086,577

Fremont Home Loan Trust Series 2005-E, Class 2A4

6.09% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/36	4,129,042	3,898,103

GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A

3.75% (1)	10/25/57	1,636,693	1,563,247

GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A6

2.50% (1),(5)	12/25/51	3,507,794	3,000,451

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

GSAA Home Equity Trust Series 2005-11, Class 2A2

6.07% (1 mo. USD Term SOFR + 0.754%) (2)	10/25/35	$619,918	$617,724

IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1

5.91% (1 mo. USD Term SOFR + 0.594%) (2)	04/25/35	425,462	320,931

JPMorgan Mortgage Trust Series 2021-14, Class A3

2.50% (1),(5)	05/25/52	4,663,992	3,607,853

JPMorgan Mortgage Trust Series 2021-INV3, Class A3

2.50% (1),(5)	12/25/51	6,825,299	5,847,401

JPMorgan Mortgage Trust Series 2021-INV5, Class A3

3.00% (1),(5)	12/25/51	5,273,035	4,615,463

JPMorgan Mortgage Trust Series 2022-1, Class A3

2.50% (1),(5)	07/25/52	8,209,640	6,350,605

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-WMC2, Class M1

6.35% (1 mo. USD Term SOFR + 1.029%) (2)	07/25/34	469,336	466,373

Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A

5.65% (5)	04/25/34	66,095	63,751

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M3

6.26% (1 mo. USD Term SOFR + 0.939%) (2)	07/25/35	10,000,000	9,167,620

Starwood Mortgage Residential Trust Series 2021-3, Class A1

1.13% (1),(5)	06/25/56	2,232,504	1,789,370

Structured Asset Investment Loan Trust Series 2004-6, Class A3

6.23% (1 mo. USD Term SOFR + 0.914%) (2)	07/25/34	1,523,158	1,515,560

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1

5.95% (1 mo. USD Term SOFR + 0.634%) (2)	11/25/45	3,829,659	3,360,525

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR3, Class A2

5.15% (5)	03/25/35	415,874	403,643

Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 2A1

6.00% (7)	07/25/37	40,114	33,752

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class A33

5.93% (1 mo. USD Term SOFR + 1.114%) (2)	10/25/34	2,486,195	2,465,057

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $77,355,364)			71,464,887

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2024

Issues	Maturity Date		Principal Amount	Value

U.S. TREASURY SECURITIES — 29.8%

U.S. Treasury Bonds

4.25%	02/15/54	$	29,189,000	$26,719,508

4.50%	02/15/44		75,770,000	71,943,009

U.S. Treasury Notes

4.00%	02/15/34		48,213,000	45,655,520

4.50%	04/15/27		12,025,000	11,904,280

4.63%	04/30/29		119,970,000	119,515,427

4.88%	04/30/26		2,272,000	2,265,299

Total U.S. Treasury Securities

(Cost: $285,463,632)				278,003,043

Total Fixed Income Securities

(Cost: $1,052,986,619)				992,510,321

			Shares

MONEY MARKET INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class,

5.25% (8)			44,187,076	44,187,076

Total Money Market Investments

(Cost: $44,187,076)				44,187,076

Issues	Maturity Date		Principal Amount	Value

SHORT TERM INVESTMENTS — 5.3%

U.S. TREASURY SECURITIES — 5.3%

U.S. Treasury Bills

5.21% (9)	07/11/24	$	25,000,000	$24,740,954

5.26% (9)	07/16/24		25,000,000	24,723,507

Total U.S. Treasury Securities

(Cost: $49,471,403)				49,464,461

Total Short Term Investments

(Cost: $49,471,403)				49,464,461

Total Investments (116.4%)

(Cost: $1,146,645,098)				1,086,161,858

Liabilities In Excess Of Other Assets (-16.4%)				(152,757,509)

Net Assets (100.0%)				$933,404,349

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1,381	2-Year U.S. Treasury Note Futures	06/28/24	$282,609,825	$279,868,281	$(2,741,544)
477	5-Year U.S. Treasury Note Futures	06/28/24	50,997,537	49,962,024	(1,035,513)
1	Euro SCHWATZ Futures	06/06/24	112,994	112,389	(605)

			$333,720,356	$329,942,694	$(3,777,662)

Short Futures
65	10-Year U.S. Treasury Note Futures	06/18/24	$(7,402,546)	$(7,164,219)	$238,327
12	30-Year Euro-Buxl Future	06/06/24	(1,707,278)	(1,654,172)	53,106
21	Euro-Bobl Future	06/06/24	(2,643,289)	(2,614,349)	28,940
56	Euro-Bund Future	06/06/24	(7,930,770)	(7,788,930)	141,840

			$(19,683,883)	$(19,221,670)	$462,213

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Goldman Sachs & Co.	EUR	758,000	07/12/24	$825,900	$812,911	$(12,989)

				$825,900	$812,911	$(12,989)

SELL (11)
Citibank N.A.	GBP	858,000	07/12/24	$1,090,080	1,074,761	15,319
Citibank N.A.	EUR	14,386,000	07/12/24	15,712,965	15,428,140	284,825

				$16,803,045	$16,502,901	$300,144

Centrally Cleared — Interest Rate Swap Agreements

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
$8,888,000 (12)	12/20/53	Annual	3.520%	Annual	12-Month SOFR	$771,044	$—	$771,044

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
JPY	Japanese Yen.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $162,131,488 or 17.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2024.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2024, the value of these securities amounted to $11,071,472 or 1.2% of net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2024.
(9)	Rate shown represents yield-to-maturity.
(10)	Fund buys foreign currency, sells U.S. Dollar.
(11)	Fund sells foreign currency, buys U.S. Dollar.
(12)	This instrument has a forward starting effective date. See Note 3, Portfolio Investments in the Notes to Financial Statements for further information.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Agency	38.1%
U.S. Treasury Securities	35.1
Corporate Bonds	18.1
Asset-Backed Securities	7.9
Residential Mortgage-Backed Securities — Non-Agency	7.7
Money Market Investments	4.7
Commercial Mortgage-Backed Securities — Non-Agency	3.5
Commercial Mortgage-Backed Securities — Agency	0.7
Municipal Bonds	0.6
Other*	(16.4)

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited) April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$355,810,530	$—	$355,810,530
U.S. Treasury Securities	278,003,043	—	—	278,003,043
Corporate Bonds*	—	169,157,154	—	169,157,154
Asset-Backed Securities	—	69,655,915	3,606,782	73,262,697
Residential Mortgage-Backed Securities — Non-Agency	—	71,464,887	—	71,464,887
Commercial Mortgage-Backed Securities — Non-Agency	—	32,884,602	—	32,884,602
Commercial Mortgage-Backed Securities — Agency	—	6,453,588	—	6,453,588
Municipal Bonds	—	5,473,820	—	5,473,820

Total Fixed Income Securities	278,003,043	710,900,496	3,606,782	992,510,321

Short Term Investments	49,464,461	—	—	49,464,461
Money Market Investments	44,187,076	—	—	44,187,076

Total Investments	$371,654,580	$710,900,496	$3,606,782	$1,086,161,858

Asset Derivatives
Swap Agreements
Interest Rate Risk	—	771,044	—	771,044
Futures Contracts
Interest Rate Risk	462,213	—	—	462,213
Forward Currency Exchange Contracts
Foreign Currency Risk	—	300,144	—	300,144

Total	$372,116,793	$711,971,684	$3,606,782	$1,087,695,259

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(3,777,662)	$—	$—	$(3,777,662)
Forward Currency Exchange Contracts
Foreign Currency Risk	—	(12,989)	—	(12,989)

Total	$(3,777,662)	$(12,989)	$—	$(3,790,651)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	April 30, 2024

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 61.6%

ASSET-BACKED SECURITIES — 11.2%

Barings CLO Ltd. Series 2018-4A, Class A1R

6.48% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/15/30	$55,000	$55,014

Global SC Finance II SRL Series 2014-1A, Class A2

3.09% (1)	07/17/29	2,188	2,168

GoldenTree Loan Management U.S. CLO 4 Ltd. Series 2019-4A, Class ARR

6.47% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/24/31	55,000	55,134

Navient Private Education Refi Loan Trust Series 2020-BA, Class A2

2.12% (1)	01/15/69	13,991	12,780

Navient Private Education Refi Loan Trust Series 2021-BA, Class A

0.94% (1)	07/15/69	174,515	150,791

Navient Private Education Refi Loan Trust Series 2021-CA, Class A

1.06% (1)	10/15/69	86,141	74,808

NYACK Park CLO Ltd. Series 2021-1A, Class X

6.24% (3 mo. USD Term SOFR + 0.912%) (1),(2)	10/20/34	1,339	1,338

OCP CLO Ltd. Series 2014-6A, Class A1R2

6.47% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/17/30	60,000	60,028

Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR

6.73% (3 mo. USD Term SOFR + 1.400%) (1),(2)	04/15/31	50,000	50,018

Progress Residential Trust Series 2021-SFR1, Class C

1.56% (1)	04/17/38	252,000	230,501

ReadyCap Commercial Mortgage Trust Series 2018-4, Class A

3.39% (1)	02/27/51	58,135	55,939

SLM Student Loan Trust Series 2008-3, Class A3

6.61% (90 day USD SOFR Average + 1.262%) (2)	10/25/21	4,080	4,044

SLM Student Loan Trust Series 2008-3, Class B

6.81% (90 day USD SOFR Average + 1.462%) (2)	04/26/83	10,000	10,296

SoFi Professional Loan Program LLC Series 2017-F, Class A2FX

2.84% (1)	01/25/41	68,165	66,468

SoFi Professional Loan Program LLC Series 2019-A, Class A2FX

3.69% (1)	06/15/48	90,363	87,197

SoFi Professional Loan Program LLC Series 2021-B, Class AFX

1.14% (1)	02/15/47	153,039	128,101

Stack Infrastructure Issuer LLC Series 2020-1A, Class A2

1.89% (1)	08/25/45	200,000	188,026

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

U.S. Small Business Administration Series 2009-20G, Class 1

4.30%	07/01/29	$34,165	$33,342

U.S. Small Business Administration Series 2010-20E, Class 1

4.11%	05/01/30	19,126	18,442

Total Asset-Backed Securities

(Cost: $1,318,354)			1,284,435

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 2.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS07, Class X (I/O)

0.73% (3)	09/25/25	469,172	3,760

Government National Mortgage Association, Pool #776870

4.90%	12/15/52	38,256	38,037

Government National Mortgage Association, Pool #767414

5.55%	02/15/26	6,273	6,248

Government National Mortgage Association, Pool #669551

5.75%	10/15/32	32,113	31,834

Government National Mortgage Association, Pool #625835

6.00%	11/15/34	23,411	23,503

Government National Mortgage Association, Pool #669522

6.00%	07/15/43	25,206	25,158

Government National Mortgage Association, Pool #749547

6.00%	04/15/53	51,968	51,790

Government National Mortgage Association Series 2012-123, Class IO (I/O)

0.62% (3)	12/16/51	82,589	974

Government National Mortgage Association Series 2013-1, Class IO (I/O)

0.58% (3)	02/16/54	37,805	427

Government National Mortgage Association Series 2014-157, Class C

3.15% (3)	10/16/54	70,398	67,304

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $259,461)			249,035

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 6.2%

Bank Series 2018-BN14, Class A2

4.13%	09/15/60	1,568	1,527

BB-UBS Trust Series 2012-SHOW, Class XA (I/O)

0.73% (1),(3)	11/05/36	6,396,000	10,682

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Benchmark Mortgage Trust Series 2018-B6, Class A2

4.20%	10/10/51	$5,354	$5,278

BX Commercial Mortgage Trust Series 2021-CIP, Class A

6.36% (1 mo. USD Term SOFR + 1.035%) (1),(2)	12/15/38	110,000	108,881

BX Trust Series 2021-MFM1, Class A

6.14% (1 mo. USD Term SOFR + 0.814%) (1),(2)	01/15/34	15,325	15,208

BXHPP Trust Series 2021-FILM, Class A

6.09% (1 mo. USD Term SOFR + 0.764%) (1),(2)	08/15/36	100,000	95,948

Citigroup Commercial Mortgage Trust Series 2014-GC21, Class XA (I/O)

1.11% (3)	05/10/47	606,220	479

Citigroup Commercial Mortgage Trust Series 2015-GC27, Class XA (I/O)

1.45% (3)	02/10/48	1,790,392	7,239

COMM Mortgage Trust Series 2012-CR4, Class A3

2.85%	10/15/45	62,633	57,841

COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)

1.29% (3)	10/15/45	140,668	1,020

COMM Mortgage Trust Series 2014-CR17, Class XA (I/O)

0.87% (3)	05/10/47	$1,628,888	$1,924

COMM Mortgage Trust Series 2015-PC1, Class A4

3.62%	07/10/50	38,610	38,037

FS Rialto Issuer LLC Series 2019-FL1, Class A

6.63% (1 mo. USD Term SOFR + 1.314%) (1),(2)	12/16/36	32,996	33,003

GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O)

0.09% (1),(3)	08/10/44	129,141	1

Houston Galleria Mall Trust Series 2015-HGLR, Class A1A1

3.09% (1)	03/05/37	250,000	242,729

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11, Class XA (I/O)

1.08% (3)	04/15/46	356,259	14

LB-UBS Commercial Mortgage Trust Series 2006-C6, Class XCL (I/O)

0.43% (1),(3),(4)	09/15/39	289,760	1,073

MF1 Ltd. Series 2020-FL4, Class A

7.13% (1 mo. USD Term SOFR + 1.814%) (1),(2)	11/15/35	44,514	44,599

Morgan Stanley Capital I Trust Series 2015-MS1, Class ASB

3.46%	05/15/48	2,155	2,123

Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class A1

1.86%	02/15/53	43,352	42,619

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O)

0.48% (3)	06/15/46	$27,060	$56

WFRBS Commercial Mortgage Trust Series 2014-C20, Class XA (I/O)

0.89% (3)	05/15/47	109,416	57

WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA (I/O)

1.11% (3)	08/15/47	2,771,113	2,975

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $793,951)			713,313

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 4.4%

Federal Home Loan Mortgage Corp. REMICS Series 3016, Class GF

5.79% (30 day USD SOFR Average + 0.464%) (2)	08/15/25	4,571	4,570

Federal Home Loan Mortgage Corp. REMICS Series 3954, Class PF (PAC)

5.94% (30 day USD SOFR Average + 0.614%) (2)	07/15/41	192,091	190,898

Federal Home Loan Mortgage Corp. REMICS Series 3738, Class FD

5.74% (30 day USD SOFR Average + 0.414%) (2)	08/15/40	98,990	98,626

Federal National Mortgage Association REMICS Series 2002-41, Class F

5.99% (30 day USD SOFR Average + 0.664%) (2)	07/25/32	8,711	8,705

Federal National Mortgage Association REMICS Series 2011-110, Class FE (PAC)

5.84% (30 day USD SOFR Average + 0.514%) (2)	04/25/41	7,220	7,197

Federal National Mortgage Association REMICS Series 2018-94, Class KD (PAC)

3.50%	12/25/48	39,502	34,525

Federal National Mortgage Association Trust Series 2005-W3, Class 2AF

5.66% (30 day USD SOFR Average + 0.334%) (2)	03/25/45	4,238	4,200

Government National Mortgage Association, Pool #MA6081

3.50%	08/20/49	45,610	39,590

Government National Mortgage Association REMICS Series 2023-116, Class FL

6.48% (30 day USD SOFR Average + 1.150%) (2)	08/20/53	118,849	119,090

Total Residential Mortgage-backed Securities — Agency

(Cost: $518,983)			507,401

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 10.3%

American Home Mortgage Investment Trust Series 2004-3, Class 4A

4.69% (6 mo. USD Term SOFR + 1.928%) (2)	10/25/34	$8,415	$8,428

Angel Oak Mortgage Trust Series 2022-2, Class A1

3.35% (1),(3)	01/25/67	117,599	105,520

Bear Stearns Asset-Backed Securities I Trust Series 2006-HE9, Class 3A

5.71% (1 mo. USD Term SOFR + 0.394%) (2)	11/25/36	73,128	71,205

Bear Stearns Asset-Backed Securities Trust Series 2004-AC1, Class A2

5.93% (1 mo. USD Term SOFR + 0.614%) (2)	03/25/34	22,415	23,083

BNC Mortgage Loan Trust Series 2006-2, Class A4

5.75% (1 mo. USD Term SOFR + 0.434%) (2)	11/25/36	27,515	26,345

Centex Home Equity Loan Trust Series 2005-A, Class M1

6.15% (1 mo. USD Term SOFR + 0.834%) (2)	01/25/35	18,284	18,171

Centex Home Equity Loan Trust Series 2005-B, Class M3

6.12% (1 mo. USD Term SOFR + 0.804%) (2)	03/25/35	54,563	53,051

CHL Mortgage Pass-Through Trust Series 2004-25, Class 1A1

6.09% (1 mo. USD Term SOFR + 0.774%) (2)	02/25/35	76,630	73,313

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2004-OPT1, Class M3

6.38% (1 mo. USD Term SOFR + 1.059%) (2)	10/25/34	56,085	53,730

Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH3, Class M2

5.88% (1 mo. USD Term SOFR + 0.564%) (2)	10/25/36	11,717	11,686

COLT Mortgage Loan Trust Series 2021-2, Class A1

0.92% (1),(3)	08/25/66	137,803	109,948

Countrywide Alternative Loan Trust Series 2005-56, Class 4A1

6.05% (1 mo. USD Term SOFR + 0.734%) (2)	11/25/35	19,797	17,824

Countrywide Asset-Backed Certificates Trust Series 2004-7, Class MV4

3.96% (1 mo. USD Term SOFR + 1.764%) (2)	12/25/34	44,367	43,616

DSLA Mortgage Loan Trust Series 2005-AR1, Class 2A1A

5.93% (1 mo. USD Term SOFR + 0.614%) (2)	02/19/45	63,507	61,258

Encore Credit Receivables Trust Series 2005-3, Class M4

6.33% (1 mo. USD Term SOFR + 1.014%) (2)	10/25/35	11,735	11,483

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Franklin Mortgage Loan Trust Series 2004-FF5, Class A3C

6.43% (1 mo. USD Term SOFR + 1.114%) (2)	08/25/34	$3,447	$3,075

Impac CMB Trust Series 2004-6, Class 1A1

6.23% (1 mo. USD Term SOFR + 0.914%) (2)	10/25/34	34,805	33,907

JPMorgan Alternative Loan Trust Series 2007-S1, Class A1

5.99% (1 mo. USD Term SOFR + 0.674%) (2)	04/25/47	58,592	54,159

JPMorgan Mortgage Trust Series 2005-A5, Class TA1

5.93% (3)	08/25/35	337	312

JPMorgan Mortgage Trust Series 2005-A6, Class 7A1

5.04% (3)	08/25/35	4,806	3,904

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1

5.37% (3)	11/21/34	9,638	9,027

MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I2A1

5.75% (1 mo. USD Term SOFR + 0.434%) (2)	01/25/47	6,017	6,006

MASTR Seasoned Securitization Trust Series 2005-1, Class 4A1

6.27% (3)	10/25/32	4,389	4,127

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1

6.11% (1 mo. USD Term SOFR + 0.789%) (2)	12/25/34	21,687	20,868

MortgageIT Trust Series 2005-3, Class A1

6.03% (1 mo. USD Term SOFR + 0.714%) (2)	08/25/35	2,255	2,131

MortgageIT Trust Series 2005-3, Class A2

6.13% (1 mo. USD Term SOFR + 0.814%) (2)	08/25/35	11,273	10,654

MortgageIT Trust Series 2005-5, Class A1

5.95% (1 mo. USD Term SOFR + 0.634%) (2)	12/25/35	10,381	10,004

Nationstar Home Equity Loan Trust Series 2007-C, Class 1AV1

5.61% (1 mo. USD Term SOFR + 0.289%) (2)	06/25/37	29,650	28,427

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ2, Class M3

6.15% (1 mo. USD Term SOFR + 0.834%) (2)	05/25/35	29,156	28,419

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB5, Class A3

5.71% (1 mo. USD Term SOFR + 0.394%) (2)	06/25/36	62,692	40,939

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Structured Adjustable Rate Mortgage Loan Trust Series 2005-17, Class 3A1

4.74% (3)	08/25/35	$9,234	$7,760

Structured Asset Investment Loan Trust Series 2005-HE2, Class M2

6.18% (1 mo. USD Term SOFR + 0.864%) (2)	07/25/35	97,668	90,196

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1

6.01% (1 mo. USD Term SOFR + 0.694%) (2)	10/25/45	36,265	34,679

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1B

6.17% (1 mo. USD Term SOFR + 0.854%) (2)	01/25/45	78,643	78,351

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-2, Class A3

5.89% (1 mo. USD Term SOFR + 0.574%) (2)	04/25/37	32,177	31,047

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $1,214,728)			1,186,653

CORPORATE BONDS — 27.2%

Aerospace & Defense — 0.3%

Boeing Co.

6.26% (1)	05/01/27	25,000	25,079

General Electric Co.

6.05% (3 mo. USD Term SOFR + 0.742%) (2)	08/15/36	10,000	9,363

			34,442

Agriculture — 0.7%

BAT Capital Corp. (United Kingdom)

3.56%	08/15/27	48,000	45,058

Imperial Brands Finance PLC (United Kingdom)

3.13% (1)	07/26/24	40,000	39,730

			84,788

Airlines — 0.0%

U.S. Airways Pass-Through Trust Series 2012-1, Class A (EETC)

5.90%	04/01/26	3,758	3,758

Banks — 9.8%

Bank of America Corp.

1.73% (Secured Overnight Financing Rate + 0.960%) (2)	07/22/27	100,000	91,742

2.55% (Secured Overnight Financing Rate + 1.050%) (2)	02/04/28	85,000	78,291

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

4.38% (5 yr. CMT + 2.760%) (2),(5)	01/27/27	$10,000	$9,209

Citigroup, Inc.

3.07% (Secured Overnight Financing Rate + 1.280%) (2)	02/24/28	110,000	102,643

Goldman Sachs Group, Inc.

3.81% (3 mo. USD Term SOFR + 1.420%) (2)	04/23/29	170,000	158,908

HSBC Holdings PLC (United Kingdom)

2.21% (Secured Overnight Financing Rate + 1.285%) (2)	08/17/29	55,000	47,457

2.80% (Secured Overnight Financing Rate + 1.187%) (2)	05/24/32	110,000	89,854

ING Groep NV (Netherlands)

3.87% (Secured Overnight Financing Rate + 1.640%) (2)	03/28/26	80,000	78,542

JPMorgan Chase & Co.

1.95% (Secured Overnight Financing Rate + 1.065%) (2)	02/04/32	35,000	27,784

2.07% (Secured Overnight Financing Rate + 1.015%) (2)	06/01/29	150,000	130,924

2.55% (Secured Overnight Financing Rate + 1.180%) (2)	11/08/32	20,000	16,228

Morgan Stanley

1.51% (Secured Overnight Financing Rate + 0.858%) (2)	07/20/27	130,000	118,722

PNC Financial Services Group, Inc.

5.58% (Secured Overnight Financing Rate + 1.841%) (2)	06/12/29	10,000	9,959

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (Secured Overnight Financing Rate + 0.989%) (2)	06/14/27	20,000	18,258

U.S. Bancorp

5.84% (Secured Overnight Financing Rate + 2.260%) (2)	06/12/34	5,000	4,943

Wells Fargo & Co.

2.57% (3 mo. USD Term SOFR + 1.262%) (2)	02/11/31	5,000	4,231

5.57% (Secured Overnight Financing Rate + 1.740%) (2)	07/25/29	140,000	139,713

			1,127,408

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

Beverages — 0.4%

Bacardi Ltd.

4.45% (1)	05/15/25	$40,000	$39,471

Biotechnology — 0.4%

Amgen, Inc.

5.15%	03/02/28	50,000	49,570

Chemicals — 0.5%

International Flavors & Fragrances, Inc.

1.23% (1)	10/01/25	65,000	60,875

Commercial Services — 0.5%

Global Payments, Inc.

4.45%	06/01/28	55,000	52,457

Diversified Financial Services — 1.2%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26	55,000	50,839

Air Lease Corp.

2.88%	01/15/26	30,000	28,560

3.25%	03/01/25	35,000	34,249

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27	25,000	22,038

			135,686

Electric — 2.8%

Alliant Energy Finance LLC

1.40% (1)	03/15/26	175,000	159,963

Eversource Energy

2.90%	03/01/27	50,000	46,433

ITC Holdings Corp.

4.95% (1)	09/22/27	50,000	48,982

Jersey Central Power & Light Co.

4.30% (1)	01/15/26	70,000	68,133

			323,511

Entertainment — 0.6%

WarnerMedia Holdings, Inc.

3.76%	03/15/27	25,000	23,562

4.28%	03/15/32	10,000	8,623

5.05%	03/15/42	45,000	36,110

			68,295

Food — 1.2%

JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL

3.00%	05/15/32	95,000	75,092

Smithfield Foods, Inc.

4.25% (1)	02/01/27	65,000	61,874

			136,966

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 2.6%

Fresenius Medical Care U.S. Finance III, Inc.

1.88% (1)	12/01/26	$60,000	$54,016

HCA, Inc.

3.13%	03/15/27	85,000	79,517

Premier Health Partners

2.91%	11/15/26	125,000	114,485

Universal Health Services, Inc.

1.65%	09/01/26	50,000	45,429

			293,447

Insurance — 1.2%

Athene Global Funding

3.21% (1)	03/08/27	60,000	55,288

Nationwide Mutual Insurance Co.

7.88% (3 mo. USD LIBOR + 2.290%) (1),(2)	12/15/24	70,000	70,003

Willis North America, Inc.

2.95%	09/15/29	20,000	17,523

			142,814

Packaging & Containers — 0.3%

Berry Global, Inc.

4.88% (1)	07/15/26	30,000	29,387

Pharmaceuticals — 0.8%

Bayer U.S. Finance II LLC

4.38% (1)	12/15/28	100,000	93,069

Pipelines — 0.5%

Energy Transfer LP

4.95%	06/15/28	60,000	58,447

REIT — 1.8%

American Assets Trust LP

3.38%	02/01/31	10,000	8,008

Crown Castle, Inc.

3.80%	02/15/28	30,000	28,011

Extra Space Storage LP

2.20%	10/15/30	8,000	6,459

2.40%	10/15/31	5,000	3,979

GLP Capital LP/GLP Financing II, Inc.

3.25%	01/15/32	26,000	21,374

5.25%	06/01/25	15,000	14,823

Healthcare Realty Holdings LP

3.50%	08/01/26	10,000	9,492

3.63%	01/15/28	55,000	50,085

Hudson Pacific Properties LP

3.95%	11/01/27	21,000	18,570

Ventas Realty LP

2.65%	01/15/25	5,000	4,886

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

VICI Properties LP/VICI Note Co., Inc.

5.75% (1)	02/01/27	$45,000	$44,652

			210,339

Savings & Loans — 0.1%

EverBank Financial Corp.

5.75%	07/02/25	10,000	9,386

Software — 0.7%

Open Text Corp. (Canada)

6.90% (1)	12/01/27	25,000	25,594

Oracle Corp.

2.80%	04/01/27	60,000	55,780

			81,374

Telecommunications — 0.8%

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (1)	09/20/29	52,000	51,677

T-Mobile USA, Inc.

3.75%	04/15/27	40,000	38,113

			89,790

Total Corporate Bonds

(Cost: $3,224,586)			3,125,280

MUNICIPAL BONDS — 0.1%

City of Baltimore, General Obligation Unlimited

5.00%	10/15/25	5,000	4,963

New York State Urban Development Corp., Revenue Bond

2.54%	03/15/34	5,000	4,074

2.54%	03/15/34	10,000	7,923

Total Municipal Bonds

(Cost: $19,583)			16,960

Total Fixed Income Securities

(Cost: $7,349,646)			7,083,077

Issues	Maturity Date	Principal Amount	Value

SHORT TERM INVESTMENTS — 27.3%

Money Market Investments — 14.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.25% (6),(7)		$1,701,943	$1,701,943

Total Money Market Investments

(Cost: $1,701,943)			1,701,943

U.S. Treasury Securities — 12.5%

U.S. Treasury Bills

5.16% (8)	05/30/24	500,000	497,874

5.31% (8)	07/18/24	950,000	939,189

Total U.S. Treasury Securities

(Cost: $1,437,092)			1,437,063

Total Investments (88.9%)

(Cost: $10,488,681)			10,222,083

Excess Of Other Assets Over Liabilities (11.1%)			1,282,528

Net Assets (100.0%)			$11,504,611

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2024

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
25	Bloomberg Commodity Index Future (7)	06/18/24	$253,389	$254,175	$786

Total Return Swaps (7)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid	Value
OTC Swaps
$8,438,169	5/21/24	Citigroup	0.14%	Citigroup Commodity Total Return Index (9)	Monthly	$(107,871)	$—	$(107,871)
2,950,509	5/21/24	Citigroup	0.18%	Citigroup Commodity Total Return Index (9)	Monthly	(30,124)	—	(30,124)

						$(137,995)	$—	$(137,995)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $2,935,734 or 25.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2024.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Restricted security (Note 11).
(5)	Perpetual maturity.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2024.
(7)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(8)	Rate shown represents yield-to-maturity.
(9)	Custom Index has exposure to the following commodities as shown on the two pages.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)

Components of Total Return Swap

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$1,295,259	15.35%	$(61,244)
Brent Crude Oil	672,522	7.97%	(511)
WTI Crude Oil	662,396	7.85%	(2,413)
Copper High Grade	507,978	6.02%	4,232
Corn	450,598	5.34%	3,742
Soybeans	448,911	5.32%	(1,049)
Natural Gas	419,377	4.97%	917
Silver	399,125	4.73%	(36,548)
Aluminium Primary	373,811	4.43%	(11,674)
Live Cattle	297,867	3.53%	(1,100)
Soybean Meal	280,991	3.33%	6,852
Coffee ‘C’ Arabica	276,772	3.28%	(19,141)
Nickel Primary	243,019	2.88%	(1,271)
Soybean Oil	241,332	2.86%	(10,700)
Gasoil	231,206	2.74%	(1,982)
RBOB Gasoline	227,831	2.70%	1,145
Zinc High Grade	226,987	2.69%	5,541
SRW Wheat	225,299	2.67%	13,445
Sugar #11	216,017	2.56%	(989)
Lean Hogs	211,798	2.51%	(2,390)
Heating Oil	169,607	2.01%	(1,317)
HRW Wheat	157,794	1.87%	12,836
Cotton	124,885	1.48%	(4,083)
Lead Standard	76,787	0.91%	(169)

	$$8,438,169	100.00%	$(107,871)

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	April 30, 2024

Components of Total Return Swap

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$451,723	15.31%	$(21,119)
Brent Crude Oil	236,336	8.01%	56
WTI Crude Oil	232,500	7.88%	(179)
Copper High Grade	176,735	5.99%	1,567
Soybeans	157,557	5.34%	(201)
Corn	155,787	5.28%	1,212
Natural Gas	149,001	5.05%	2,367
Silver	139,264	4.72%	(12,567)
Aluminium Primary	129,822	4.40%	(3,679)
Live Cattle	105,038	3.56%	176
Soybean Meal	96,777	3.28%	2,349
Coffee ‘C’ Arabica	95,892	3.25%	(6,839)
Soybean Oil	86,450	2.93%	(2,487)
Nickel Primary	84,385	2.86%	(450)
Gasoil	81,729	2.77%	(406)
RBOB Gasoline	79,369	2.69%	153
SRW Wheat	78,779	2.67%	4,906
Zinc High Grade	78,483	2.66%	1,940
Sugar #11	75,533	2.56%	(385)
Lean Hogs	71,402	2.42%	(538)
Heating Oil	59,895	2.03%	(204)
HRW Wheat	54,879	1.86%	4,625
Cotton	46,618	1.58%	(432)
Lead Standard	26,555	0.90%	11

	$2,950,509	100.00%	$(30,124)

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
Corporate Bonds	27.2%
Money Market Investments	14.8
U.S. Treasury Securities	12.5
Asset-Backed Securities	11.2
Residential Mortgage-Backed Securities — Non-Agency	10.3
Commercial Mortgage-Backed Securities — Non-Agency	6.2
Residential Mortgage-Backed Securities — Agency	4.4
Commercial Mortgage-Backed Securities — Agency	2.2
Municipal Bonds	0.1
Other*	11.1

Total	100.0%

*	Includes swaps, futures, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$3,125,280	$—	$3,125,280
Asset-Backed Securities	—	1,284,435	—	1,284,435
Residential Mortgage-Backed Securities — Non-Agency	—	1,186,653	—	1,186,653
Commercial Mortgage-Backed Securities — Non-Agency	—	713,313	—	713,313
Residential Mortgage-Backed Securities — Agency	—	507,401	—	507,401
Commercial Mortgage-Backed Securities — Agency	—	249,035	—	249,035
Municipal Bonds	—	16,960	—	16,960

Total Fixed Income Securities	—	7,083,077	—	7,083,077
Money Market Investments	1,701,943	—	—	1,701,943
Short Term Investments	1,437,063	—	—	1,437,063

Total Investments	$3,139,006	$7,083,077	$—	$10,222,083

Asset Derivatives
Futures Contracts
Commodity Risk	786	—	—	786

Total	$3,139,792	$7,083,077	$—	$10,222,869

Liability Derivatives
Swap Agreements
Commodity Risk	$—	$(137,995)	$—	$(137,995)

Total	$—	$(137,995)	$—	$(137,995)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 109.7% of Net Assets

CORPORATE BONDS — 19.3%

Aerospace & Defense — 0.6%

Boeing Co.

6.53% (1)	05/01/34		$10,000	$10,079

General Electric Co.

6.05% (3 mo. USD Term SOFR + 0.742%) (2)	08/15/36		100,000	93,632

				103,711

Agriculture — 0.5%

BAT International Finance PLC (United Kingdom)

2.25% (3)	01/16/30		100,000	96,820

Airlines — 0.3%

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29		71,165	63,693

Banks — 4.6%

Bank of America Corp.

2.30% (Secured Overnight Financing Rate + 1.220%) (2)	07/21/32		75,000	59,825

China Development Bank

2.77%	10/24/32	CNY	410,000	58,040

3.09%	06/18/30	CNY	1,290,000	185,569

3.48%	01/08/29	CNY	200,000	29,084

Citigroup, Inc.

3.06% (Secured Overnight Financing Rate + 1.351%) (2)	01/25/33		5,000	4,143

HSBC Holdings PLC (United Kingdom)

1.75% (Sterling Overnight Index Average + 1.307%) (2)	07/24/27		100,000	114,930

JPMorgan Chase & Co.

2.55% (Secured Overnight Financing Rate + 1.180%) (2)	11/08/32		20,000	16,228

Kreditanstalt fuer Wiederaufbau (Germany)

0.63%	01/07/28		181,000	177,605

Morgan Stanley

2.24% (Secured Overnight Financing Rate + 1.178%) (2)	07/21/32		$5,000	3,978

3.96% (3 mo. EUR EURIBOR + 1.242%) (2)	03/21/35	EUR	100,000	106,185

PNC Financial Services Group, Inc.

6.88% (Secured Overnight Financing Rate + 2.284%) (2)	10/20/34		30,000	31,881

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)

U.S. Bancorp

4.84% (Secured Overnight Financing Rate + 1.600%) (2)	02/01/34	EUR	30,000	$27,706

5.84% (Secured Overnight Financing Rate + 2.260%) (2)	06/12/34		10,000	9,887

Wells Fargo & Co.

2.57% (3 mo. USD LIBOR + 1.000%) (2)	02/11/31		5,000	4,231

3.35% (Secured Overnight Financing Rate + 1.500%) (2)	03/02/33		65,000	54,884

				884,176

Beverages — 0.1%

Triton Water Holdings, Inc.

6.25% (1)	04/01/29		15,000	13,469

Building Materials — 1.1%

Cemex SAB de CV (Mexico)

9.13% (5 yr. CMT + 5.157%) (1),(2),(4)	03/14/28		200,000	214,580

Chemicals — 0.5%

International Flavors & Fragrances, Inc.

1.80%	09/25/26		100,000	101,360

Commercial Services — 0.1%

Valvoline, Inc.

3.63% (1)	06/15/31		10,000	8,421

WASH Multifamily Acquisition, Inc.

5.75% (1)	04/15/26		4,000	3,884

				12,305

Diversified Financial Services — 0.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26		20,000	18,487

3.88%	01/23/28		10,000	9,354

Air Lease Corp.

5.85%	12/15/27		20,000	20,068

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27		24,000	21,157

2.88% (1)	02/15/25		30,000	29,226

GGAM Finance Ltd. (Ireland)

8.00% (1)	02/15/27		15,000	15,384

				113,676

Electric — 0.6%

Duke Energy Corp.

3.75%	04/01/31		100,000	104,996

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

Engineering & Construction — 0.0%

Artera Services LLC

8.50% (1)	02/15/31	$5,000	$5,120

Entertainment — 0.4%

WarnerMedia Holdings, Inc.

5.05%	03/15/42	10,000	8,024

5.14%	03/15/52	85,000	65,121

			73,145

Environmental Control — 0.0%

GFL Environmental, Inc. (Canada)

3.75% (1)	08/01/25	7,000	6,815

Food — 0.4%

JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL

4.38%	02/02/52	20,000	13,897

6.50%	12/01/52	25,000	23,713

Pilgrim’s Pride Corp.

4.25%	04/15/31	37,000	32,768

Post Holdings, Inc.

4.63% (1)	04/15/30	12,000	10,845

			81,223

Health Care-Services — 0.2%

Catalent Pharma Solutions, Inc.

3.50% (1)	04/01/30	10,000	9,523

Fortrea Holdings, Inc.

7.50% (1)	07/01/30	3,000	3,041

Kedrion SpA (Italy)

6.50% (1)	09/01/29	11,000	9,950

ModivCare Escrow Issuer, Inc.

5.00% (1)	10/01/29	16,000	11,212

ModivCare, Inc.

5.88% (1)	11/15/25	5,000	4,882

			38,608

Household Products/Wares — 0.1%

Central Garden & Pet Co.

4.13%	10/15/30	6,000	5,262

Spectrum Brands, Inc.

3.88% (1)	03/15/31	5,000	4,693

5.50% (1)	07/15/30	10,000	9,750

			19,705

Insurance — 0.4%

Acrisure LLC/Acrisure Finance, Inc.

4.25% (1)	02/15/29	9,000	8,086

Athene Global Funding

1.99% (1)	08/19/28	55,000	46,945

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

Farmers Exchange Capital II

6.15% (3 mo. USD LIBOR + 3.744%) (1),(2)	11/01/53	$30,000	$26,331

			81,362

Internet — 0.2%

Alibaba Group Holding Ltd. (China)

2.13%	02/09/31	50,000	40,431

Investment Companies — 0.1%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

5.25%	05/15/27	9,000	8,265

9.75% (1)	01/15/29	5,000	5,184

			13,449

Media — 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital

5.38%	05/01/47	81,000	62,069

CSC Holdings LLC

6.50% (1)	02/01/29	45,000	33,603

Sirius XM Radio, Inc.

3.88% (1)	09/01/31	7,000	5,636

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32	23,000	19,437

			120,745

Oil & Gas — 2.1%

Empresa Nacional del Petroleo (Chile)

6.15% (1)	05/10/33	200,000	198,600

KazMunayGas National Co. JSC

4.75% (3)	04/19/27	200,000	192,073

			390,673

Packaging & Containers — 0.6%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.13% (1)	08/15/26	5,000	4,177

Ball Corp.

6.88%	03/15/28	8,000	8,152

Berry Global, Inc.

1.00% (3)	01/15/25	100,000	104,612

Trivium Packaging Finance BV (Netherlands)

8.50% (1)	08/15/27	2,000	1,990

			118,931

Pharmaceuticals — 0.5%

1375209 BC Ltd. (Canada)

9.00% (1)	01/30/28	15,000	14,742

Bayer U.S. Finance II LLC

4.63% (1)	06/25/38	51,000	40,839

4.88% (1)	06/25/48	10,000	7,764

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals (Continued)

Grifols SA (Spain)

4.75% (1)	10/15/28	$15,000	$12,071

Prestige Brands, Inc.

3.75% (1)	04/01/31	22,000	18,737

			94,153

Pipelines — 1.1%

Energy Transfer LP

6.55%	12/01/33	3,000	3,125

Greensaif Pipelines Bidco SARL

6.13% (1)	02/23/38	200,000	197,500

Venture Global LNG, Inc.

9.50% (1)	02/01/29	9,000	9,681

			210,306

Real Estate — 0.5%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.75% (3)	03/12/29	100,000	93,344

REIT — 1.4%

American Assets Trust LP

3.38%	02/01/31	40,000	32,032

American Homes 4 Rent LP

3.38%	07/15/51	35,000	22,082

4.30%	04/15/52	10,000	7,504

American Tower Corp.

2.70%	04/15/31	20,000	16,529

GLP Capital LP/GLP Financing II, Inc.

3.35%	09/01/24	15,000	14,925

4.00%	01/15/30	15,000	13,466

5.38%	04/15/26	10,000	9,879

5.75%	06/01/28	5,000	4,943

Healthcare Realty Holdings LP

3.10%	02/15/30	50,000	42,601

Hudson Pacific Properties LP

3.25%	01/15/30	30,000	22,800

3.95%	11/01/27	1,000	884

4.65%	04/01/29	5,000	4,218

Kilroy Realty LP

2.65%	11/15/33	10,000	7,155

LXP Industrial Trust

2.70%	09/15/30	20,000	16,409

VICI Properties LP

5.13%	05/15/32	2,000	1,860

VICI Properties LP/VICI Note Co., Inc.

5.75% (1)	02/01/27	50,000	49,613

			266,900

Retail — 0.1%

Ferrellgas LP/Ferrellgas Finance Corp.

5.88% (1)	04/01/29	7,000	6,668

Issues	Maturity Date	Principal Amount		Value

Retail (Continued)

Michaels Cos., Inc.

5.25% (1)	05/01/28		$20,000	$16,950

				23,618

Semiconductors — 1.1%

SK Hynix, Inc.

6.38% (3)	01/17/28		200,000	202,733

Software — 0.0%

Open Text Corp. (Canada)

6.90% (1)	12/01/27		5,000	5,119

Telecommunications — 0.5%

Frontier Communications Holdings LLC

5.00% (1)	05/01/28		6,000	5,525

8.63% (1)	03/15/31		10,000	10,110

Qwest Corp.

7.25%	09/15/25		8,000	7,960

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

4.74% (1)	09/20/29		17,500	17,399

T-Mobile USA, Inc.

2.63%	04/15/26		55,000	52,009

				93,003

Total Corporate Bonds

(Cost: $3,881,137)				3,688,169

MUNICIPAL BONDS — 0.4%

Alabama Economic Settlement Authority, Revenue Bond

4.26%	09/15/32		40,000	37,784

County of Miami-Dade Aviation Revenue, Revenue Bond

2.86%	10/01/35		50,000	39,414

Total Municipal Bonds

(Cost: $90,781)				77,198

FOREIGN GOVERNMENT BONDS — 46.5%

Australia Government Bonds

3.00% (3)	11/21/33	AUD	203,000	117,473

4.75% (3)	04/21/27	AUD	93,000	61,590

4.75% (3)	06/21/54	AUD	25,000	16,293

Brazil Notas do Tesouro Nacional Series F

10.00%	01/01/27	BRL	1,490,000	281,708

Bundesobligation

2.10% (3)	04/12/29	EUR	78,000	81,436

Bundesrepublik Deutschland Bundesanleihe

0.00% (3),(5)	08/15/52	EUR	67,000	34,169

2.20% (3)	02/15/34	EUR	57,000	58,948

2.50% (3)	08/15/54	EUR	118,000	121,301

Canada Government Bonds

1.25%	03/01/27	CAD	293,000	197,114

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

China Government Bonds

2.85%	06/04/27	CNY	810,000	$114,653

3.02%	05/27/31	CNY	200,000	28,943

3.13%	11/21/29	CNY	2,530,000	367,151

3.72%	04/12/51	CNY	980,000	163,504

Colombia TES Series B

7.00%	06/30/32	COP	105,300,000	22,064

European Union

0.00% (3),(5)	06/02/28	EUR	129,000	122,249

0.00% (3),(5)	07/04/29	EUR	150,000	137,749

0.20% (3)	06/04/36	EUR	223,000	168,384

2.75% (3)	02/04/33	EUR	102,000	106,958

French Republic Government Bonds OAT

0.00% (3),(5)	11/25/29	EUR	56,000	51,114

0.50% (3)	06/25/44	EUR	55,000	34,465

0.75% (3)	05/25/52	EUR	85,000	47,707

0.75% (3)	05/25/53	EUR	53,000	29,074

1.00% (3)	05/25/27	EUR	395,000	398,123

3.50% (3)	11/25/33	EUR	115,000	127,462

Hungary Government Bonds

3.00%	08/21/30	HUF	2,250,000	4,888

Indonesia Treasury Bonds

6.63%	05/15/33	IDR	1,520,000,000	91,560

International Bank for Reconstruction & Development

1.75% (3)	03/13/25	NOK	650,000	57,256

Israel Government Bonds — Fixed

1.30%	04/30/32	ILS$	116,000	24,243

Italy Buoni Poliennali Del Tesoro

0.50% (3)	02/01/26	EUR	245,000	248,999

1.10% (3)	04/01/27	EUR	20,000	20,048

4.40% (3)	05/01/33	EUR	165,000	185,175

Japan Government Thirty Year Bonds

0.40%	03/20/50	JPY	45,350,000	203,172

Korea Treasury Bonds

1.88%	03/10/51	KRW	81,510,000	42,725

2.00%	06/10/31	KRW	376,090,000	244,250

2.38%	03/10/27	KRW	63,350,000	44,274

Magyar Export-Import Bank Zrt

6.13% (1)	12/04/27		$200,000	200,625

Malaysia Government Bonds

4.64%	11/07/33	MYR	562,000	123,940
Mexico Bonos

8.00%	07/31/53	MXN	400,000	18,994

Netherlands Government Bonds

0.50% (3)	07/15/32	EUR	76,000	67,758

New Zealand Government Bonds

0.50%	05/15/26	NZD	794,000	430,138

1.75%	05/15/41	NZD	180,000	65,685

2.00%	05/15/32	NZD	71,000	34,175

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

3.00%	04/20/29	NZD	73,000	$39,951

3.50% (3)	04/14/33	NZD	273,000	145,790

4.50% (3)	04/15/27	NZD	845,000	496,325

Portugal Obrigacoes do Tesouro OT

1.65% (3)	07/16/32	EUR	95,000	91,866

Province of Ontario

4.05%	02/02/32	CAD	209,000	148,800

Republic of Poland Government Bonds

1.75%	04/25/32	PLN	165,000	30,703

Republic of South Africa Government Bonds

8.88%	02/28/35	ZAR	570,000	24,358

Romania Government Bonds

6.70%	02/25/32	RON	300,000	64,156

Singapore Government Bonds

1.63%	07/01/31	SGD	75,000	48,709

Spain Government Bonds

0.70% (3)	04/30/32	EUR	24,000	21,239

0.80% (3)	07/30/27	EUR	42,000	41,800

1.00% (3)	07/30/42	EUR	32,000	22,069

1.85% (3)	07/30/35	EUR	98,000	89,651

1.90% (3)	10/31/52	EUR	26,000	18,532

Sweden Government Bonds

0.75% (3)	05/12/28	SEK	690,000	58,441

Thailand Government Bonds

1.59%	12/17/35	THB	1,298,000	30,640
U.K. Gilts

0.50% (3)	01/31/29	GBP	39,000	41,034

1.25% (3)	10/22/41	GBP	99,000	73,664

1.25% (3)	07/31/51	GBP	80,000	46,931

1.63% (3)	10/22/28	GBP	1,040,000	1,165,762

1.75% (3)	09/07/37	GBP	95,000	86,074

3.50% (3)	10/22/25	GBP	700,000	859,826

4.63% (3)	01/31/34	GBP	168,000	214,968

Total Foreign Government Bonds

(Cost: $9,614,459)				8,858,826

ASSET-BACKED SECURITIES — 6.7%

Arbour CLO II DAC Series 2014-2X, Class ARR

4.77% (3 mo. EUR EURIBOR + 0.860%) (2),(3)	04/15/34		100,000	105,786

Arbour CLO III DAC Series 3X, Class B1RR

5.56% (3 mo. EUR EURIBOR + 1.650%) (2),(3)	07/15/34		$100,000	105,631

Aurium CLO IX DAC Series 9X, Class A

4.81% (3 mo. EUR EURIBOR + 0.950%) (2),(3)	10/28/34		100,000	105,936

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Aurium CLO V DAC Series 5X, Class AR

4.68% (3 mo. EUR EURIBOR + 0.790%) (2),(3)	04/17/34	$100,000	$105,722

Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class D

8.83% (30 day USD SOFR Average + 2.750%) (1),(2)	06/25/47	100,000	100,228

Contego CLO VI DAC Series 6X, Class AR

4.70% (3 mo. EUR EURIBOR + 0.790%) (2),(3)	04/15/34	100,000	105,776

Henley CLO VI DAC Series 6X, Class A

4.88% (3 mo. EUR EURIBOR + 1.000%) (2),(3)	06/10/34	100,000	106,128

Rockford Tower Europe CLO DAC Series 2021-2X, Class A

4.85% (3 mo. EUR EURIBOR + 0.960%) (2),(3)	01/24/35	100,000	105,880

RRE 2 Loan Management DAC Series 2X, Class A2R

5.36% (3 mo. EUR EURIBOR + 1.450%) (2),(3)	07/15/35	100,000	105,550

Segovia European CLO DAC Series 2018-5X, Class B1

5.38% (3 mo. EUR EURIBOR + 1.480%) (2),(3)	10/18/31	100,000	106,937

SLM Student Loan Trust Series 2008-5, Class B

7.46% (90 day USD SOFR Average + 2.112%) (2)	07/25/73	50,000	50,008

Student Loan Consolidation Center Student Loan Trust I Series 2002-2, Class B2

1.65% (28 day ARS) (1),(2)	07/01/42	50,000	46,208

TAL Advantage VII LLC Series 2020-1A, Class A

2.05% (1)	09/20/45	62,375	56,378

Textainer Marine Containers VII Ltd. Series 2021-2A, Class A

2.23% (1)	04/20/46	87,400	77,360

Total Asset-Backed Securities

(Cost: $1,273,653)			1,283,528

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.1%

Federal National Mortgage Association-Aces Series 2016-M2, Class X3 (I/O)

2.04% (6)	04/25/36	125,524	1,101

Federal National Mortgage Association-Aces Series 2016-M4, Class X2 (I/O)

2.71% (6)	01/25/39	423,714	5,077

Government National Mortgage Association Series 2011-147, Class IO (I/O)

0.00% (6)	10/16/44	34,807	—

Government National Mortgage Association Series 2012-144, Class IO (I/O)

0.33% (6)	01/16/53	1,425,965	9,745

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $35,939)			15,923

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 2.0%

BHMS Mortgage Trust Series 2018-ATLS, Class C

7.52% (1 mo. USD Term SOFR + 2.197%) (1),(2)	07/15/35	$100,000	$98,599

BX Mortgage Trust Series 2021-PAC, Class E

7.38% (1 mo. USD Term SOFR + 2.062%) (1),(2)	10/15/36	100,000	98,401

BXHPP Trust Series 2021-FILM, Class C

6.54% (1 mo. USD Term SOFR + 1.214%) (1),(2)	08/15/36	89,000	82,932

COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)

1.29% (6)	10/15/45	167,201	1,212

COMM Mortgage Trust Series 2017-PANW, Class D

4.34% (1),(6)	10/10/29	100,000	89,807

GS Mortgage Securities Trust Series 2010-C1, Class X (I/O)

0.55% (1),(6)	08/10/43	950,869	447

JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3, Class XB (I/O)

0.50% (1),(6)	02/15/46	5,945,933	14,313

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $356,617)			385,711

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 21.8%

Federal Home Loan Mortgage Corp., Pool #G08681

3.50%	12/01/45	15,159	13,449

Federal Home Loan Mortgage Corp., Pool #G08698

3.50%	03/01/46	14,225	12,618

Federal Home Loan Mortgage Corp., Pool #G08716

3.50%	08/01/46	14,499	12,798

Federal Home Loan Mortgage Corp., Pool #G08721

3.00%	09/01/46	2,948	2,515

Federal Home Loan Mortgage Corp., Pool #G08722

3.50%	09/01/46	1,490	1,315

Federal Home Loan Mortgage Corp., Pool #G08732

3.00%	11/01/46	4,167	3,546

Federal Home Loan Mortgage Corp., Pool #G08762

4.00%	05/01/47	13,026	11,937

Federal Home Loan Mortgage Corp., Pool #G08833

5.00%	07/01/48	1,817	1,753

Federal Home Loan Mortgage Corp., Pool #QD7360

2.50%	02/01/52	44,573	35,345

Federal Home Loan Mortgage Corp., Pool #SD0231

3.00%	01/01/50	87,365	73,773

Federal Home Loan Mortgage Corp., Pool #SD8189

2.50%	01/01/52	42,851	34,044

Federal Home Loan Mortgage Corp., Pool #SD8199

2.00%	03/01/52	129,954	98,218

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	$163,478	$150,770

Federal Home Loan Mortgage Corp., Pool #ZT1703

4.00%	01/01/49	34,815	31,795

Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)

0.46% (-30 day USD SOFR Average + 5.786%) (2)	04/15/38	31,616	1,426

Federal National Mortgage Association, Pool #AB3679

3.50%	10/01/41	39,959	35,844

Federal National Mortgage Association, Pool #AB4045

3.50%	12/01/41	56,521	50,870

Federal National Mortgage Association, Pool #AT5914

3.50%	06/01/43	17,679	15,796

Federal National Mortgage Association, Pool #BD7081

4.00%	03/01/47	14,059	12,835

Federal National Mortgage Association, Pool #BV2994

2.50%	04/01/52	89,489	70,985

Federal National Mortgage Association, Pool #CA0996

3.50%	01/01/48	44,718	39,487

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	1,288	1,208

Federal National Mortgage Association, Pool #CB2610

2.00%	01/01/52	66,433	50,361

Federal National Mortgage Association, Pool #CB3347

2.00%	01/01/52	177,714	134,540

Federal National Mortgage Association, Pool #FM2870

3.00%	03/01/50	114,834	96,969

Federal National Mortgage Association, Pool #MA1527

3.00%	08/01/33	9,927	9,170

Federal National Mortgage Association, Pool #MA1652

3.50%	11/01/33	16,027	15,055

Federal National Mortgage Association, Pool #MA2705

3.00%	08/01/46	54,209	46,198

Federal National Mortgage Association, Pool #MA4204

2.00%	12/01/40	52,142	42,741

Federal National Mortgage Association, Pool #MA4563

2.50%	03/01/52	87,882	69,673

Federal National Mortgage Association, Pool #MA4733

4.50%	09/01/52	40,670	37,568

Federal National Mortgage Association, Pool #MA5008

4.50%	05/01/53	28,465	26,252

Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F)

0.61% (-30 day USD SOFR Average + 5.936%) (2)	06/25/37	31,922	1,366

Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F)

1.56% (-30 day USD SOFR Average + 6.886%) (2)	03/25/38	37,358	3,271

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2009-115, Class SB (I/O) (I/F)

0.81% (-30 day USD SOFR Average + 6.136%) (2)	01/25/40	$19,310	$1,277

Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F)

1.16% (-30 day USD SOFR Average + 6.486%) (2)	10/25/40	36,627	3,080

Government National Mortgage Association, Pool #MA3597

3.50%	04/20/46	9,138	8,187

Government National Mortgage Association, Pool #MA3662

3.00%	05/20/46	24,995	21,618

Government National Mortgage Association, Pool #MA3663

3.50%	05/20/46	1,317	1,180

Government National Mortgage Association, Pool #MA3803

3.50%	07/20/46	6,126	5,486

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	6,428	6,309

Government National Mortgage Association, Pool #MA4900

3.50%	12/20/47	27,784	24,769

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	11,480	10,845

Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC)

5.00%	11/16/41	30,888	5,368

Government National Mortgage Association, TBA

2.50% (7)	03/01/54	150,000	123,020

5.00% (7)	05/01/54	225,000	215,404

5.50% (7)	04/01/54	25,000	24,525

5.50% (7)	04/01/54	25,000	24,473

4.50% (7)	05/01/54	275,000	256,247

Uniform Mortgage-Backed Security, TBA

2.00% (7)	04/01/54	275,000	207,684

2.50% (7)	04/01/54	250,000	197,826

3.00% (7)	04/01/54	475,000	392,361

3.50% (7)	05/01/54	125,000	107,737

4.00% (7)	05/01/54	525,000	469,411

4.50% (7)	05/01/54	375,000	345,672

5.00% (7)	05/01/54	300,000	284,426

5.50% (7)	05/01/54	175,000	169,898

Total Residential Mortgage-Backed Securities — Agency

(Cost: $4,304,751)			4,152,294

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 7.3%

Banc of America Funding Trust Series 2005-C, Class A3

5.73% (1 mo. USD Term SOFR + 0.414%) (2)	05/20/35	$222	$222

BCMSC Trust Series 2000-A, Class A4

8.29% (6)	06/15/30	189,525	21,475

Bear Stearns ALT-A Trust Series 2004-8, Class M2

7.16% (1 mo. USD Term SOFR + 1.839%) (2)	09/25/34	102,093	95,454

Bear Stearns ALT-A Trust Series 2005-8, Class 11A1

5.97% (1 mo. USD Term SOFR + 0.654%) (2)	10/25/35	23,219	20,825

Deephaven Residential Mortgage Trust Series 2021-3, Class A1

1.19% (1),(6)	08/25/66	87,863	73,824

DSLA Mortgage Loan Trust Series 2004-AR1, Class A1A

6.27% (1 mo. USD Term SOFR + 0.954%) (2)	09/19/44	56,255	52,595

First Horizon Mortgage Pass-Through Trust Series 2005-AR4, Class 2A1

4.93% (6),(8)	10/25/35	13,262	12,231

GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ5, Class A1

2.00% (1),(6)	10/25/51	80,297	60,265

GS Mortgage-Backed Securities Corp. Trust Series 2022-PJ2, Class A4

2.50% (1),(6)	06/25/52	85,015	65,631

HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A3

5.73% (1 mo. USD Term SOFR + 0.414%) (2)	07/25/36	264,194	104,088

IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A2

3.99% (6)	09/25/35	41,791	33,252

IndyMac INDX Mortgage Loan Trust Series 2006-AR4, Class A1A

5.85% (1 mo. USD Term SOFR + 0.534%) (2),(8)	05/25/46	116,216	102,447

JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3

5.46%	09/25/29	160,101	95,307

JPMorgan Mortgage Trust Series 2005-A6, Class 7A1

5.04% (6)	08/25/35	8,521	6,922

JPMorgan Mortgage Trust Series 2021-8, Class A3

2.50% (1),(6)	12/25/51	98,848	76,252

Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A2B

5.73% (1 mo. USD Term SOFR + 0.414%) (2)	01/25/37	272,607	84,509

Merrill Lynch Alternative Note Asset Trust Series 2007-A3, Class A2D

6.09% (1 mo. USD Term SOFR + 0.774%) (2),(9)	04/25/37	1,251,739	57,432

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MFA Trust Series 2021-RPL1, Class A2

2.07% (1),(6)	07/25/60	$100,000	$78,364

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4

5.91% (1 mo. USD Term SOFR + 0.594%) (2)	06/25/36	225,489	115,105

Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE2, Class A2B

5.52% (1 mo. USD Term SOFR + 0.204%) (2)	01/25/37	140,059	64,778

MortgageIT Trust Series 2005-1, Class 1A1

6.07% (1 mo. USD Term SOFR + 0.754%) (2)	02/25/35	9,521	9,478

Ownit Mortgage Loan Trust Series 2006-3, Class A2D

5.97% (1 mo. USD Term SOFR + 0.654%) (2)	03/25/37	39,924	37,659

RESIMAC Premier Series 2021-1A, Class A1

6.13% (1 mo. USD Term SOFR + 0.814%) (1),(2)	07/10/52	50,125	50,121

Structured Adjustable Rate Mortgage Loan Trust Series 2004-18, Class 4A1

7.04% (6)	12/25/34	8,494	8,279

Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1

6.05% (1 mo. USD Term SOFR + 0.734%) (2)	09/25/45	20,608	17,918

Structured Asset Mortgage Investments II Trust Series 2006-AR3, Class 22A1

4.62% (6),(8)	05/25/36	106,087	52,364

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $1,980,819)			1,396,797

U.S. TREASURY SECURITIES — 5.6%

U.S. Treasury Bonds

4.25%	02/15/54	495,000	453,121

U.S. Treasury Notes

4.00%	02/15/34	629,000	595,634

4.88%	04/30/26	14,000	13,959

Total U.S. Treasury Securities

(Cost: $1,111,767)			1,062,714

Total Fixed Income Securities

(Cost: $22,649,923)			20,921,160

CONVERTIBLE SECURITIES (0.1% )

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%

Worldline SA (France)

0.00% (3),(5)	07/30/26	20,640	19,990

Total Convertible Securities
(Cost: $19,920)			19,990

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2024

Issues	Shares	Value

INVESTMENT COMPANIES — 1.7%

TCW Emerging Markets Income Fund — I Class (11)	51,928	$329,741

Total Investment Companies

(Cost: $369,648)		329,741

COMMON STOCK — 0.1%

TELECOMMUNICATIONS — 0.1%

Intelsat SA (9),(12)	344	12,599

Total Common Stock

(Cost: $31,880)		12,599

MONEY MARKET INVESTMENTS — 3.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.25% (10)	640,142	640,142

Total Money Market Investments

(Cost: $640,142)		640,142

Total Investments (115.0%)

(Cost: $23,711,513)		21,923,632

Liabilities In Excess Of Other Assets (-15.0%)		(2,866,222)

Net Assets (100.0%)		$19,057,410

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (13)
Citibank N.A.	AUD	114,701	07/12/24	$75,974	$74,635	$(1,339)
Goldman Sachs & Co.	BRL	381	07/12/24	75	73	(2)
Citibank N.A.	CAD	218,232	07/12/24	160,967	159,038	(1,929)
Goldman Sachs & Co.	CHF	90,000	07/12/24	100,411	98,912	(1,499)
Goldman Sachs & Co.	CLP	9,441,000	07/12/24	9,937	9,870	(67)
Goldman Sachs & Co.	CNH	5,885,201	07/12/24	816,470	814,154	(2,316)
Citibank N.A.	CZK	595,280	07/12/24	25,496	25,294	(202)
Goldman Sachs & Co.	DKK	250,000	07/12/24	36,544	35,975	(569)
Citibank N.A.	EUR	20,000	07/12/24	21,678	21,449	(229)
Citibank N.A.	GBP	23,000	07/12/24	28,610	28,811	201
Goldman Sachs & Co.	INR	12,222,000	07/12/24	146,378	146,127	(251)
State Street Bank & Trust Co.	JPY	311,537,000	07/12/24	2,081,670	2,001,083	(80,587)
Goldman Sachs & Co.	KRW	95,930,749	07/12/24	71,086	69,667	(1,419)
Goldman Sachs & Co.	MXN	769,000	07/12/24	46,381	44,635	(1,746)
Citibank N.A.	MXN	161,000	11/19/24	8,796	9,155	359
Goldman Sachs & Co.	MXN	3,826,000	11/19/24	207,921	217,558	9,637
Citibank N.A.	NOK	1,683,000	07/12/24	157,658	152,244	(5,414)
Goldman Sachs & Co.	NZD	39,000	07/12/24	23,053	23,078	25
Goldman Sachs & Co.	PEN	35,516	07/12/24	9,663	9,470	(193)
Goldman Sachs & Co.	PLN	20,273	07/12/24	5,148	5,006	(142)
Goldman Sachs & Co.	SEK	105,000	07/12/24	9,981	9,598	(383)
Citibank N.A.	THB	855,818	07/12/24	23,441	23,221	(220)

				$4,067,338	$3,979,053	$(88,285)

SELL (14)
Goldman Sachs & Co.	BRL	1,000,000	07/12/24	191,762	191,615	147
Goldman Sachs & Co.	COP	4,853,486	07/12/24	1,274	1,233	41
Bank of New York	EUR	176,000	07/12/24	190,724	188,750	1,974
Citibank N.A.	EUR	17,000	07/12/24	18,149	18,231	(82)
Goldman Sachs & Co.	EUR	52,676	07/12/24	57,513	56,492	1,021
Citibank N.A.	GBP	1,476,242	07/12/24	1,872,733	1,849,193	23,540
Bank of New York	GBP	33,000	07/12/24	41,759	41,337	422
Goldman Sachs & Co.	ILS	13,674	07/12/24	3,731	3,675	56
Citibank N.A.	JPY	3,060,000	07/12/24	19,880	19,655	225
State Street Bank & Trust Co.	JPY	4,423,000	07/12/24	29,553	28,410	1,143
Citibank N.A.	MXN	3,987,000	11/19/24	216,884	226,713	(9,829)
Goldman Sachs & Co.	MYR	298,804	07/12/24	62,959	62,889	70
Goldman Sachs & Co.	NZD	2,038,000	07/12/24	1,228,884	1,205,977	22,907
Goldman Sachs & Co.	RON	244,539	07/12/24	53,380	52,499	881
Goldman Sachs & Co.	SGD	14,327	07/12/24	10,675	10,540	135
Citibank N.A.	ZAR	552,501	07/12/24	29,435	29,168	267

				$4,029,295	$3,986,377	$42,918

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2024

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
12	2-Year Canadian Bond Futures	06/19/24	$900,553	$895,600	$(4,953)
22	2-Year U.S. Treasury Note Futures	06/28/24	4,502,122	4,458,437	(43,685)
2	5-Year Canadian Bond Futures	06/19/24	162,470	159,552	(2,918)
19	5-Year U.S. Treasury Note Futures	06/28/24	2,016,032	1,990,101	(25,931)
17	Euro SCHWATZ Futures	06/06/24	1,921,810	1,910,611	(11,199)
12	Euro-Bobl Future	06/06/24	1,514,670	1,493,913	(20,757)

			$11,017,657	$10,908,214	$(109,443)

Short Futures
10	10-Year U.S. Treasury Note Futures	06/18/24	$(1,138,974)	$(1,102,187)	$36,787
1	Euro-Bund Future	06/06/24	(140,755)	(139,088)	1,667
1	Long Gilt Futures	06/26/24	(121,933)	(119,931)	2,002

			$(1,401,662)	$(1,361,206)	$40,456

Centrally Cleared — Interest Rate Swap Agreements

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 400,000	02/27/26	Annual	12- Month Sterling Overnight Index Average	Annual	4.538%	$(2,080)	$(267)	$(2,347)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
DKK	Danish Krone.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona.
SGD	Singapore Dollar.
ZAR	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $2,424,493 or 12.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2024.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2024, the value of these securities amounted to $7,430,620 or 39.0% of net assets.
(4)	Perpetual maturity.
(5)	Security is not accruing interest.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2024.
(11)	Affiliated issuer.
(12)	Non-income producing security.
(13)	Fund buys foreign currency, sells U.S. Dollar.
(14)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2024

The summary of the TCW Global Bond Fund transactions in affiliated funds for the period ended April 30, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2024	Value at April 30, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Emerging Markets Income Fund—I Class
	$564,812	$12,818	$288,097	51,928	$329,741	$10,879	$—	$(91,281)	$131,489

Total					$329,741	$10,879	$—	$(91,281)	$131,489

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
Foreign Government Bonds	46.5%
Residential Mortgage-Backed Securities — Agency	21.8
Corporate Bonds	19.3
Residential Mortgage-Backed Securities — Non-Agency	7.3
Asset-Backed Securities	6.7
U.S. Treasury Securities	5.6
Money Market Investments	3.4
Commercial Mortgage-Backed Securities — Non-Agency	2.0
Investment Companies	1.7
Municipal Bonds	0.4
Convertible Corporate Bonds	0.1
Commercial Mortgage-Backed Securities — Agency	0.1
Common Stock	0.1
Other*	(15.0)

Total	100.0%

*	Includes futures, swap agreements, pending trades, written options interest receivable, fund share transactions and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Investments by Country (Unaudited)	April 30, 2024

Country	Percentage of Net Assets
United States	53.3%
Great Britain	14.2
New Zealand	6.4
Ireland	5.2
China	5.0
France	3.7
South Korea	2.8
Germany	2.5
Italy	2.4
Canada	2.0
Supranational	1.9
Brazil	1.5
Australia	1.3
Mexico	1.2
Hungary	1.1
Japan	1.1
Spain	1.1
Chile	1.0
Kazakhstan	1.0
Saudi Arabia	1.0
Malaysia	0.7
Luxembourg	0.6
Cayman Islands	0.5
Indonesia	0.5
Netherlands	0.5
Portugal	0.5
Bermuda	0.4
Romania	0.3
Singapore	0.3
Sweden	0.3
Poland	0.2
Thailand	0.2
Colombia	0.1
Israel	0.1
South Africa	0.1

Total	115.0%

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$8,858,826	$—	$8,858,826
Residential Mortgage-Backed Securities — Agency	—	4,152,294	—	4,152,294
Corporate Bonds *	—	3,688,169	—	3,688,169
Residential Mortgage-Backed Securities — Non-Agency	—	1,339,365	57,432	1,396,797
Asset-Backed Securities	—	1,283,528	—	1,283,528
U.S. Treasury Securities	1,062,714	—	—	1,062,714
Commercial Mortgage-Backed Securities — Non-Agency	—	385,711	—	385,711
Municipal Bonds	—	77,198	—	77,198
Commercial Mortgage-Backed Securities — Agency	—	15,923	—	15,923

Total Fixed Income Securities	1,062,714	19,801,014	57,432	20,921,160

Money Market Investments	640,142	—	—	640,142
Investment Companies	329,741	—	—	329,741
Convertible Securities *	—	19,990	—	19,990
Common Stock *	—	—	12,599	12,599

Total Investments	$2,032,597	$19,821,004	$70,031	$21,923,632

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	63,051	—	63,051
Futures Contracts
Interest Rate Risk	40,456	—	—	40,456

Total	$2,073,053	$19,884,055	$70,031	$22,027,139

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$(109,443)	$—	$—	$(109,443)
Futures Contracts
Interest Rate Risk	—	(108,418)	—	(108,418)
Swap Agreements
Interest Rate Risk	—	(2,347)	—	(2,347)

Total	$(109,443)	$(110,765)	$—	$(220,208)

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	April 30, 2024

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 93.2% of Net Assets

BANK LOANS — 13.9%

Auto Parts & Equipment — 0.4%

First Brands Group LLC 2021 Term Loan

10.59% (3 mo. USD Term SOFR + 5.000%) (1)	03/30/27	$195,496	$187,383

Beverages — 0.2%

Pegasus BidCo BV 2024 USD Term Loan

9.06% (3 mo. USD Term SOFR + 3.750%) (1)	07/12/29	83,790	84,157

Chemicals — 0.2%

Chemours Co. 2023 USD Term Loan B

8.82% (1 mo. USD Term SOFR + 3.500%) (1)	08/18/28	84,575	84,655

Commercial Services — 0.7%

Neptune Bidco U.S., Inc. 2022 USD Term Loan B

10.41% (3 mo. USD Term SOFR + 5.000%) (1)	04/11/29	90,594	85,278

Nielsen Consumer, Inc. 2023 USD Fifth Amendment Incremental Term Loan

11.57% (1 mo. USD Term SOFR + 6.250%) (1)	03/06/28	64,837	64,776

Ryan LLC Delayed Draw Term Loan

4.50% (1),(2)	11/14/30	9,524	9,601

Ryan LLC Term Loan

9.82% (1 mo. USD Term SOFR + 4.500%) (1)	11/14/30	90,476	91,211

VT Topco, Inc. 2024 Term Loan B

8.82% (1 mo. USD Term SOFR + 3.500%) (1)	08/09/30	74,813	75,195

			326,061

Distribution & Wholesale — 0.4%

Patriot Container Corp. 2018 2nd Lien Term Loan

13.17% (1 mo. USD Term SOFR + 7.750%) (1)	03/20/26	28,000	24,337

Veritiv Corp. Term Loan B

10.31% (3 mo. USD Term SOFR + 5.000%) (1)	11/30/30	150,000	150,206

			174,543

Diversified Financial Services — 0.4%

Jane Street Group LLC 2024 Term Loan B

7.93% (1 mo. USD Term SOFR + 2.500%) (1)	01/26/28	195,495	195,884

Engineering & Construction — 0.3%

Artera Services LLC 2024 Term Loan

9.81% (3 mo. USD Term SOFR + 4.500%) (1)	02/15/31	140,000	141,386

Issues	Maturity Date	Principal Amount	Value

Entertainment — 1.4%

Caesars Entertainment, Inc. 2024 Term Loan B1

8.07% (1 mo. USD Term SOFR + 2.750%) (1)	02/06/31	$280,000	$280,735

Light & Wonder International, Inc. 2024 Term Loan

8.07% (1 mo. USD Term SOFR + 2.750%) (1)	04/14/29	140,000	140,486

Ontario Gaming GTA LP Term Loan B

9.56% (3 mo. USD Term SOFR + 4.250%) (1)	08/01/30	207,480	208,863

			630,084

Food — 1.3%

B&G Foods, Inc. 2019 Term Loan B4

7.82% (1 mo. USD Term SOFR + 2.500%) (1)	10/10/26	82,920	82,964

Chobani LLC 2023 Incremental Term Loan

9.07% (1 mo. USD Term SOFR + 3.750%) (1)	10/25/27	124,688	125,525

Fiesta Purchaser, Inc. 2024 Term Loan B

9.32% (1 mo. USD Term SOFR + 4.000%) (1)	02/12/31	140,000	140,727

United Natural Foods, Inc. Term Loan B

0.00% (3)	10/22/25	230,000	227,988

			577,204

Gas — 0.3%

NGL Energy Partners LP 2024 Term Loan B

9.82% (1 mo. USD Term SOFR + 4.500%) (1)	02/02/31	140,000	140,752

Health Care-Products — 0.2%

Auris Luxembourg III SARL 2024 USD Term Loan B2

0.00% (3)	02/27/29	94,083	94,632

Health Care-Services — 0.3%

eResearchTechnology, Inc. 2020 1st Lien Term Loan

9.93% (1 mo. USD Term SOFR + 4.500%) (1)	02/04/27	125,754	126,339

Home Furnishings — 0.3%

AI Aqua Merger Sub, Inc. 2023 Incremental Term Loan

9.57% (1 mo. USD Term SOFR + 4.250%) (1),(2)	07/31/28	150,000	150,937

Insurance — 0.7%

Acrisure LLC 2021 Incremental Term Loan B

9.18% (1 mo. USD LIBOR + 3.750%) (1)	02/15/27	83,785	83,995

Asurion LLC 2020 Term Loan B8

8.68% (1 mo. USD Term SOFR + 3.250%) (1)	12/23/26	99,742	97,713

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

HUB International Ltd. 2024 Term Loan B

8.58% (3 mo. USD Term SOFR + 3.250%) (1)	06/20/30	$140,000	$140,866

			322,574

Internet — 1.1%

Magnite, Inc. 2024 Term Loan B

9.79% (3 mo. USD Term SOFR + 4.500%) (1)	02/06/31	392,000	393,838

MH Sub I LLC 2023 Term Loan

9.57% (1 mo. USD Term SOFR + 4.250%) (1)	05/03/28	88,688	88,507

			482,345

Machinery-Diversified — 1.0%

ASP Blade Holdings, Inc. Initial Term Loan

9.56% (3 mo. USD Term SOFR + 4.000%) (1)	10/13/28	548,141	479,560

Mining — 0.2%

Arsenal AIC Parent LLC 2024 Term Loan B

9.07% (1 mo. USD Term SOFR + 3.750%) (1)	08/18/30	99,501	100,371

Office/Business Equipment — 0.3%

Xerox Holdings Corp. 2023 Term Loan B

9.32% (1 mo. USD Term SOFR + 4.000%) (1)	11/17/29	148,125	148,532

Packaging & Containers — 1.3%

Plaze, Inc. 2020 Incremental Term Loan

11.25% (3 mo. USD Term SOFR + 2.750%) (1)	08/03/26	207,492	206,325

Proampac PG Borrower LLC 2023 Term Loan

9.33% (3 mo. USD Term SOFR + 4.500%) (1)	09/15/28	374,063	377,023

			583,348

Pharmaceuticals — 0.9%

Elanco Animal Health, Inc. Term Loan B

7.18% (1 mo. USD Term SOFR + 1.750%) (1)	08/01/27	256,947	256,808

Jazz Financing Lux SARL 2024 Term Loan B

8.43% (1 mo. USD Term SOFR + 3.000%) (1)	05/05/28	139,601	140,584

			397,392

Real Estate — 0.2%

Greystar Real Estate Partners LLC 2024 Term Loan B

8.58% (3 mo. USD Term SOFR + 3.250%) (1)	08/21/30	99,501	99,874

Issues	Maturity Date	Principal Amount		Value

Retail — 0.3%

Tacala LLC 2024 Term Loan

9.32% (1 mo. USD Term SOFR + 4.000%) (1)	01/31/31		$140,000	$140,778

Software — 0.7%

CT Technologies Intermediate Holdings, Inc. 2021 Term Loan B

9.68% (1 mo. USD Term SOFR + 4.250%) (1)	12/16/25		140,650	140,606

EagleView Technology Corp. 2018 Add On Term Loan B

9.06% (3 mo. USD Term SOFR + 3.500%) (1)	08/14/25		191,490	187,345

				327,951

Telecommunications — 0.6%

SBA Senior Finance II LLC 2024 Term Loan B

7.32% (1 mo. USD Term SOFR + 2.000%) (1)	01/25/31		257,351	258,476

Transportation — 0.2%

Genesee & Wyoming, Inc. 2024 Term Loan B

0.00% (3)	04/10/31		100,000	100,149

Total Bank Loans

(Cost: $6,371,898)				6,355,367

CORPORATE BONDS — 79.3%

Aerospace & Defense — 2.1%

Boeing Co.

6.53% (4)	05/01/34		160,000	161,266

General Electric Co.

6.05% (3 mo. USD Term SOFR + 0.742%) (1)	08/15/36		52,000	48,689

TransDigm, Inc.

4.63%	01/15/29		135,000	123,802

TransDigm, Inc.

6.38% (4)	03/01/29		547,000	543,986

TransDigm, Inc.

6.75% (4)	08/15/28		18,000	18,086

TransDigm, Inc.

6.88% (4)	12/15/30		70,000	70,531

				966,360

Agriculture — 0.9%

BAT Capital Corp. (United Kingdom)

5.28%	04/02/50		401,000	333,412

Imperial Brands Finance Netherlands BV (United Kingdom)

1.75% (5)	03/18/33	EUR	120,000	101,790

				435,202

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

Auto Manufacturers — 3.1%

Allison Transmission, Inc.

3.75% (4)	01/30/31	$100,000	$86,000

Ford Motor Credit Co. LLC

2.30%	02/10/25	315,000	307,727

3.66%	09/08/24	300,000	298,995

4.06%	11/01/24	755,000	747,895

			1,440,617

Banks — 2.0%

Bank of America Corp.

4.38% (5 yr. CMT + 2.760%) (1),(6)	01/27/27	225,000	207,209

Bank of New York Mellon Corp.

3.75% (5 yr. CMT + 2.630%) (1),(6)	12/20/26	285,000	255,431

JPMorgan Chase & Co.

3.65% (5 yr. CMT + 2.850%) (1),(6)	06/01/26	95,000	89,119

U.S. Bancorp

3.70% (5 yr. CMT + 2.541%) (1),(6)	01/15/27	400,000	344,152

			895,911

Beverages — 0.6%

Primo Water Holdings, Inc.

4.38% (4)	04/30/29	300,000	274,106

Chemicals — 1.6%

Axalta Coating Systems Dutch Holding B BV

7.25% (4)	02/15/31	150,000	153,764

Herens Holdco SARL(Luxembourg)

4.75% (4)	05/15/28	280,000	244,236

International Flavors & Fragrances, Inc.

5.00%	09/26/48	25,000	20,643

Olympus Water U.S. Holding Corp.

7.13% (4)	10/01/27	125,000	126,666

SCIH Salt Holdings, Inc.

4.88% (4)	05/01/28	70,000	65,450

SK Invictus Intermediate II SARL

5.00% (4)	10/30/29	136,000	118,682

			729,441

Commercial Services — 3.7%

Adtalem Global Education, Inc.

5.50% (4)	03/01/28	238,000	226,595

Block, Inc.

3.50%	06/01/31	125,000	105,938

Carriage Services, Inc.

4.25% (4)	05/15/29	277,000	244,236

Gartner, Inc.

3.75% (4)	10/01/30	80,000	69,784

4.50% (4)	07/01/28	296,000	278,621

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Prime Security Services Borrower LLC/Prime Finance, Inc., (144A)

3.38% (4)	08/31/27	$100,000	$91,320

5.75% (4)	04/15/26	270,000	266,846

Upbound Group, Inc.

6.38% (4)	02/15/29	205,000	197,825

Valvoline, Inc.

3.63% (4)	06/15/31	230,000	193,681

VT Topco, Inc.

8.50% (4)	08/15/30	40,000	41,448

			1,716,294

Computers — 1.2%

NCR Voyix Corp.

5.25% (4)	10/01/30	300,000	267,523

Science Applications International Corp.

4.88% (4)	04/01/28	275,000	260,023

			527,546

Diversified Financial Services — 1.7%

American Express Co.

3.55% (5 yr. CMT + 2.854%) (1),(6)	09/15/26	230,000	211,169

Charles Schwab Corp.

5.00% (5 yr. CMT + 3.256%) (1),(6)	06/01/27	265,000	248,304

GGAM Finance Ltd. (Ireland)

8.00% (4)	02/15/27	115,000	117,948

Jane Street Group/JSG Finance, Inc.

4.50% (4)	11/15/29	90,000	81,978

Macquarie Airfinance Holdings Ltd. (United Kingdom)

6.40% (4)	03/26/29	125,000	124,775

			784,174

Electric — 0.9%

FirstEnergy Corp.

2.65%	03/01/30	395,000	333,296

5.10%	07/15/47	96,000	80,315

			413,611

Electrical Components & Equipment — 0.2%

Energizer Holdings, Inc.

4.38% (4)	03/31/29	125,000	110,706

Electronics — 0.1%

Coherent Corp.

5.00% (4)	12/15/29	65,000	60,035

Engineering & Construction — 0.3%

Artera Services LLC

8.50% (4)	02/15/31	140,000	143,365

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Entertainment — 2.8%

Banijay Entertainment SASU (France)

8.13% (4)	05/01/29		$110,000	$112,647

Churchill Downs, Inc.

4.75% (4)	01/15/28		70,000	66,184

Churchill Downs, Inc.

5.75% (4)	04/01/30		57,000	54,393

Everi Holdings, Inc.

5.00% (4)	07/15/29		200,000	196,652

Live Nation Entertainment, Inc., (144A)

4.75% (4)	10/15/27		115,000	108,991

5.63% (4)	03/15/26		55,000	54,077

Penn Entertainment, Inc.

5.63% (4)	01/15/27		65,000	61,822

WarnerMedia Holdings, Inc.

5.14%	03/15/52		850,000	651,211

				1,305,977

Environmental Control — 0.6%

Madison IAQ LLC

4.13% (4)	06/30/28		150,000	139,875

Paprec Holding SA (France)

7.25% (4)	11/17/29	EUR	100,000	114,095

				253,970

Food — 3.3%

ELO SACA (France)

6.00% (5)	03/22/29	EUR	200,000	212,535

Nathan’s Famous, Inc.

6.63% (4)	11/01/25		$6,000	6,000

Pilgrim’s Pride Corp.

3.50%	03/01/32		875,000	723,074

Post Holdings, Inc.

5.63% (4)	01/15/28		205,000	199,137

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed

4.63% (4)	03/01/29		200,000	173,000

Smithfield Foods, Inc.

5.20% (4)	04/01/29		217,000	205,836

				1,519,582

Health Care-Products — 0.9%

Embecta Corp.

6.75% (4)	02/15/30		125,000	107,516

Hologic, Inc.

3.25% (4)	02/15/29		55,000	48,632

Teleflex, Inc.

4.25% (4)	06/01/28		260,000	240,523

				396,671

Issues	Maturity Date	Principal Amount		Value

Health Care-Services — 9.5%

CAB SELAS (France)

3.38% (5)	02/01/28	EUR	100,000	$94,463

Catalent Pharma Solutions, Inc.

3.50% (4)	04/01/30		$325,000	309,511

Centene Corp.

2.45%	07/15/28		185,000	161,583

2.63%	08/01/31		250,000	201,050

3.00%	10/15/30		75,000	62,935

4.25%	12/15/27		1,020,000	962,784

Ephios Subco 3 SARL (Luxembourg)

7.88% (4)	01/31/31	EUR	100,000	110,179

Fortrea Holdings, Inc.

7.50% (4)	07/01/30		$50,000	50,688

HealthEquity, Inc.

4.50% (4)	10/01/29		170,000	155,235

Heartland Dental LLC/Heartland Dental Finance Corp.

10.50% (4)	04/30/28		75,000	79,414

IQVIA, Inc.

5.00% (4)	05/15/27		228,000	221,231

Kedrion SpA (Italy)

6.50% (4)	09/01/29		135,000	122,107

ModivCare Escrow Issuer, Inc.

5.00% (4)	10/01/29		500,000	350,375

ModivCare, Inc.

5.88% (4)	11/15/25		160,000	156,217

Star Parent, Inc.

9.00% (4)	10/01/30		155,000	162,502

Tenet Healthcare Corp.

4.63%	06/15/28		290,000	273,438

5.13%	11/01/27		920,000	890,873

				4,364,585

Household Products/Wares — 0.8%

Central Garden & Pet Co.

4.13%	10/15/30		105,000	92,086

Spectrum Brands, Inc., (144A)

3.88% (4)	03/15/31		205,000	192,407

5.00% (4)	10/01/29		65,000	63,507

				348,000

Housewares — 0.8%
Newell Brands, Inc.

4.88%	06/01/25		349,000	343,887

Insurance — 1.3%

Acrisure LLC/Acrisure Finance, Inc.

4.25% (4)	02/15/29		155,000	139,271

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, (144A)

4.25% (4)	10/15/27		165,000	154,128

7.00% (4)	01/15/31		100,000	100,612

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

HUB International Ltd.

7.25% (4)	06/15/30	$115,000	$116,952

Panther Escrow Issuer LLC

7.13% (4)	06/01/31	70,000	70,409

			581,372

Internet — 1.7%

Cogent Communications Group, Inc.

7.00% (4)	06/15/27	100,000	98,825

Uber Technologies, Inc., (144A)

7.50% (4)	09/15/27	475,000	484,025

8.00% (4)	11/01/26	190,000	192,869

			775,719

Investment Companies — 0.9%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

4.38%	02/01/29	256,000	216,320

5.25%	05/15/27	45,000	41,322

9.75% (4)	01/15/29	135,000	139,970

			397,612

Iron & Steel — 0.3%

ATI, Inc.

5.13%	10/01/31	130,000	119,275

7.25%	08/15/30	30,000	30,750

			150,025

Lodging — 2.2%

Hilton Domestic Operating Co., Inc.

3.63% (4)	02/15/32	147,000	123,637

Wyndham Hotels & Resorts, Inc.

4.38% (4)	08/15/28	387,000	355,784

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.

5.25% (4)	05/15/27	540,000	526,527

			1,005,948

Machinery-Construction & Mining — 0.4%

BWX Technologies, Inc.

4.13% (4)	06/30/28	185,000	169,131

Media — 8.2%

Cable One, Inc.

4.00% (4)	11/15/30	500,000	384,375

CCO Holdings LLC/CCO Holdings Capital Corp., (144A)

4.25% (4)	02/01/31	155,000	121,425

4.50% (4)	08/15/30	65,000	52,912

CCO Holdings LLC/CCO Holdings Capital Corp.

4.75% (4)	03/01/30	170,000	141,532

CCO Holdings LLC/CCO Holdings Capital Corp.

5.13% (4)	05/01/27	355,000	333,395

Issues	Maturity Date	Principal Amount		Value

Media (Continued)

CCO Holdings LLC/CCO Holdings Capital Corp.

5.50% (4)	05/01/26		$692,000	$679,025

CSC Holdings LLC

6.50% (4)	02/01/29		735,000	548,854

7.50% (4)	04/01/28		385,000	208,632

CSC Holdings LLC

11.75% (4)	01/31/29		4,000	3,545

DISH DBS Corp.

5.25% (4)	12/01/26		350,000	275,890

7.38%	07/01/28		132,000	59,252

7.75%	07/01/26		30,000	19,012

Gray Television, Inc.

5.38% (4)	11/15/31		120,000	72,490

Nexstar Media, Inc.

4.75% (4)	11/01/28		140,000	124,509

Sirius XM Radio, Inc.

5.50% (4)	07/01/29		100,000	93,254

Tele Columbus AG (Germany)

10.00% (4)	03/19/29	EUR	202,781	138,333

VZ Secured Financing BV (Netherlands)

3.50% (5)	01/15/32	EUR	190,000	177,623

5.00% (4)	01/15/32		$410,000	346,487

				3,780,545

Oil & Gas — 0.5%

Sunoco LP

7.00% (4)	05/01/29		120,000	121,888

Transocean Titan Financing Ltd.

8.38% (4)	02/01/28		120,000	123,112

				245,000

Oil & Gas Services — 0.4%

USA Compression Partners LP/USA Compression Finance Corp.

7.13% (4)	03/15/29		200,000	198,854

Packaging & Containers — 5.0%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

5.25% (4)	08/15/27		320,000	164,000

5.25% (4)	08/15/27		55,000	28,107

Ball Corp.

6.88%	03/15/28		300,000	305,703

Berry Global, Inc.

4.88% (4)	07/15/26		60,000	58,773

Berry Global, Inc.

5.65% (4)	01/15/34		275,000	266,120

Clearwater Paper Corp.

4.75% (4)	08/15/28		264,000	240,095

Graphic Packaging International LLC

4.13%	08/15/24		725,000	719,512

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Packaging & Containers (Continued)

Sealed Air Corp.

4.00% (4)	12/01/27		$362,000	$335,089

Silgan Holdings, Inc.

4.13%	02/01/28		125,000	116,833

Trivium Packaging Finance BV (Netherlands)

5.50% (4)	08/15/26		55,000	54,106

				2,288,338

Pharmaceuticals — 3.4%

1375209 BC Ltd. (Canada)

9.00% (4)	01/30/28		390,000	383,302

180 Medical, Inc. (United Kingdom)

3.88% (4)	10/15/29		138,000	123,165

Bausch Health Cos., Inc. (Canada)

5.75% (4)	08/15/27		18,000	12,510

Bayer U.S. Finance LLC

6.50% (4)	11/21/33		220,000	219,285

Grifols SA (Spain)

3.20% (5)	05/01/25	EUR	100,000	106,642

3.88% (5)	10/15/28	EUR	100,000	84,847

Grifols SA (Spain)

4.75% (4)	10/15/28		$275,000	221,303

Option Care Health, Inc.

4.38% (4)	10/31/29		50,000	44,940

Prestige Brands, Inc.

3.75% (4)	04/01/31		215,000	183,108

Teva Pharmaceutical Finance Netherlands III BV

8.13%	09/15/31		150,000	162,219

				1,541,321

Pipelines — 3.3%

Energy Transfer LP

6.63% (3 mo. USD LIBOR + 4.155%) (1),(6)	02/15/28		240,000	221,358

Global Partners LP/GLP Finance Corp.

6.88%	01/15/29		125,000	122,440

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.38% (4)	02/15/32		20,000	20,334

Rockies Express Pipeline LLC

6.88% (4)	04/15/40		142,000	135,752

TransMontaigne Partners LP/TLP Finance Corp.

6.13%	02/15/26		362,000	348,425

Venture Global Calcasieu Pass LLC

4.13% (4)	08/15/31		285,000	249,637

Venture Global LNG, Inc.

9.50% (4)	02/01/29		240,000	258,173

9.88% (4)	02/01/32		160,000	170,750

				1,526,869

Issues	Maturity Date	Principal Amount		Value

Real Estate — 0.4%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (5)	05/04/28	EUR	100,000	$93,021

Cushman & Wakefield U.S. Borrower LLC

8.88% (4)	09/01/31		$95,000	98,852

				191,873

REIT — 5.3%

American Assets Trust LP

3.38%	02/01/31		475,000	380,385

GLP Capital LP/GLP Financing II, Inc.

5.25%	06/01/25		230,000	227,284

5.75%	06/01/28		473,000	467,571

Hudson Pacific Properties LP

3.25%	01/15/30		132,000	100,320

4.65%	04/01/29		140,000	118,093

Piedmont Operating Partnership LP

2.75%	04/01/32		50,000	35,284

VICI Properties LP

4.95%	02/15/30		600,000	570,420

VICI Properties LP/VICI Note Co., Inc.

3.88% (4)	02/15/29		24,000	21,792

4.63% (4)	06/15/25		512,000	504,402

				2,425,551

Retail — 3.7%

Ferrellgas LP/Ferrellgas Finance Corp.

5.88% (4)	04/01/29		368,000	350,520

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.

4.63% (4)	01/15/29		325,000	294,235

FirstCash, Inc.

5.63% (4)	01/01/30		165,000	155,917

LCM Investments Holdings II LLC

8.25% (4)	08/01/31		120,000	124,840

Lithia Motors, Inc.

3.88% (4)	06/01/29		95,000	84,047

Michaels Cos., Inc.

5.25% (4)	05/01/28		480,000	406,808

7.88% (4)	05/01/29		125,000	91,692

Papa John’s International, Inc.

3.88% (4)	09/15/29		194,000	169,129

				1,677,188

Software — 1.1%

Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL

8.75% (4)	05/01/29		115,000	115,309

Open Text Corp. (Canada)

6.90% (4)	12/01/27		85,000	87,019

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

RingCentral, Inc.

8.50% (4)	08/15/30		$165,000	$168,065

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.

3.88% (4)	02/01/29		165,000	146,149

				516,542

Telecommunications — 4.1%

Altice France SA

5.13% (4)	01/15/29		200,000	132,000

5.50% (4)	10/15/29		450,000	295,200

8.13% (4)	02/01/27		125,000	94,687

CommScope, Inc.

4.75% (4)	09/01/29		100,000	70,354

Consolidated Communications, Inc.

6.50% (4)	10/01/28		95,000	82,558

Frontier Communications Holdings LLC

5.00% (4)	05/01/28		192,000	176,809

8.63% (4)	03/15/31		100,000	101,095

Global Switch Finance BV (United Kingdom)

1.38% (5)	10/07/30	EUR	115,000	112,012

SES GLOBAL Americas Holdings, Inc. (Luxembourg)

5.30% (4)	03/25/44	EUR	559,000	408,665

Zayo Group Holdings, Inc.

4.00% (4)	03/01/27		$525,000	418,398

				1,891,778

Total Corporate Bonds

(Cost: $38,470,033)				36,393,706

Total Fixed Income Securities

(Cost: $44,841,931)				42,749,073

CONVERTIBLE SECURITIES (0.1%)

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%

Worldline SA (France)

0.00% (5),(7)	07/30/26	EUR	61,920	59,968

Total Convertible Corporate Bonds

(Cost: $59,956)				59,968

		Shares

WARRANTS — 0.0%

Entertainment — 0.0%

Cineworld Group PLC (8),(9)			42,717	—

Total Warrants

(Cost: $—)				—

Issues		Shares	Value

MONEY MARKET INVESTMENTS — 0.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.25% (10)		419,106	$419,106

Total Money Market Investments

(Cost: $419,106)			419,106

	Maturity Date	Principal Amount

Short Term Investments (5.4%)

U.S. TREASURY SECURITY — 5.4% (Cost: $2,475,095)

U.S. Treasury Bills

5.25% (11)	07/09/24	$2,500,000	2,474,770

Total Investments (99.6%)

(Cost: $47,796,088)			45,702,917

Excess Of Other Assets Over Liabilities (0.4%)			164,683

Net Assets (100.0%)			$45,867,600

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
32	2-Year U.S. Treasury Note Futures	06/28/24	$6,553,748	$6,485,000	$(68,748)
46	5-Year U.S. Treasury Note Futures	06/28/24	4,905,546	4,818,141	(87,405)

			$11,459,294	$11,303,141	$(156,153)

Short Futures
4	10-Year U.S. Treasury Note Futures	06/18/24	(445,641)	$(440,875)	$4,766
2	Euro SCHWATZ Futures	06/06/24	(225,998)	(224,778)	1,220
8	Euro-Bobl Future	06/06/24	(1,007,470)	(995,942)	11,528
4	U.S. Ultra Long Bond Futures	06/18/24	(510,902)	(478,250)	32,652

			$(2,190,011)	$(2,139,845)	$50,166

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (12)
Citibank N.A.	EUR	1,326,000	07/12/24	$1,448,310	$1,422,057	$26,253

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2024.
(2)	All or a portion is an unfunded loan commitment.
(3)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $22,909,978 or 50.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(5)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2024, the value of these securities amounted to $1,042,901 or 2.3% of net assets.
(6)	Perpetual maturity.
(7)	Security is not accruing interest.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Non-income producing security.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2024.
(11)	Rate shown represents yield-to-maturity.
(12)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
Corporate Bonds	79.3%
Bank Loans	13.9
U.S. Treasury Securities	5.4
Money Market Investments	0.9
Convertible Corporate Bonds	0.1
Warrants	0.0 **
Other*	0.4

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.
**	Amount rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$36,393,706	$—	$36,393,706
Bank Loans*	—	6,355,367	—	6,355,367

Total Fixed Income Securities	—	42,749,073	—	42,749,073

Short-Term Investments	2,474,770	—	—	2,474,770
Money Market Investments	419,106	—	—	419,106
Convertible Corporate Bonds*	—	59,968	—	59,968
Warrants*	—	—	—	—

Total Investments	$2,893,876	$42,809,041	$—	$45,702,917

Asset Derivatives
Futures Contracts
Interest Rate Risk	50,166	—	—	50,166
Forward Currency Exchange Contracts
Foreign Currency Risk	—	26,253	—	26,253

Total Investments	$2,944,042	$42,835,294	$—	$45,779,336

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(156,153)	$—	$—	$(156,153)

Total	$(156,153)	$—	$—	$(156,153)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	April 30, 2024

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 119.8% of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF68, Class A

5.93% (30 day USD SOFR Average + 0.604%) (1)	07/25/26	$35,224	$35,175

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ34, Class A1

0.68%	06/25/26	4,840	4,641

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KL05, Class X1HG (I/O)

1.37% (2)	12/25/27	500,000	15,530

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS06, Class X (I/O)

1.18% (2)	08/25/26	542,389	7,514

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS07, Class X (I/O)

0.73% (2)	09/25/25	234,586	1,880

Federal National Mortgage Association-Aces Series 2014-M11, Class 1A

3.18% (2)	08/25/24	12,015	11,890

Government National Mortgage Association Series 2008-92, Class E

5.56% (2)	03/16/44	3,485	3,462

Government National Mortgage Association Series 2010-159, Class D

4.56% (2)	09/16/44	5,261	5,178

Government National Mortgage Association Series 2011-165, Class IO (I/O)

0.00% (2)	10/16/51	205,953	2

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $126,012)			85,272

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 7.3%

BBCMS Trust Series 2015-SRCH, Class XB (I/O)

0.30% (2),(3)	08/10/35	2,000,000	12,027

BPR Trust Series 2022-OANA, Class A

7.22% (1 mo. USD Term SOFR + 1.898%)(1),(3)	04/15/37	25,000	25,096

BX Commercial Mortgage Trust Series 2021-VINO, Class A

6.09% (1 mo. USD Term SOFR + 0.767%)(1),(3)	05/15/38	29,559	29,382

BX Commercial Mortgage Trust Series 2021-XL2, Class A

6.12% (1 mo. USD Term SOFR + 0.803%)(1),(3)	10/15/38	22,271	22,071

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Citigroup Commercial Mortgage Trust Series 2014-GC23, Class XB (I/O)

0.28% (2)	07/10/47	$3,784,000	$331

Citigroup Commercial Mortgage Trust Series 2021-PRM2, Class A

6.39% (1 mo. USD Term SOFR + 1.064%)(1),(3)	10/15/38	23,000	22,799

COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)

1.29% (2)	10/15/45	200,220	1,452

COMM Mortgage Trust Series 2014-CR19, Class XA (I/O)

0.92% (2)	08/10/47	48,647	49

COMM Mortgage Trust Series 2014-CR20, Class A3

3.33%	11/10/47	14,611	14,520

COMM Mortgage Trust Series 2016-DC2, Class XA (I/O)

1.07% (2)	02/10/49	690,987	7,927

FS Rialto Issuer LLC Series 2019-FL1, Class A

6.63% (1 mo. USD Term SOFR + 1.314%) (1),(3)	12/16/36	58,377	58,389

Great Wolf Trust Series 2024-WOLF, Class A

6.86% (1 mo. USD Term SOFR + 1.542%) (1),(3)	03/15/39	23,000	23,044

GS Mortgage Securities Corp. Trust Series 2023-FUN, Class A

7.41% (1 mo. USD Term SOFR + 2.091%) (1),(3)	03/15/28	20,000	20,060

INTOWN Mortgage Trust Series 2022-STAY, Class A

7.81% (1 mo. USD Term SOFR + 2.489%) (1),(3)	08/15/39	23,000	23,105

JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class XA (I/O)

0.47% (2)	02/15/47	170,185	7

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A

2.95% (3),(2)	09/06/38	25,000	23,182

Manhattan West Mortgage Trust Series 2020-1MW, Class A

2.13% (3)	09/10/39	25,000	21,846

MF1 Ltd. Series 2020-FL4, Class A

7.13% (1 mo. USD Term SOFR + 1.814%) (1),(3)	11/15/35	6,462	6,474

NRTH Mortgage Trust Series 2024-PARK, Class A

6.97% (1 mo. USD Term SOFR + 1.641%) (1),(3)	03/15/41	23,000	23,065

SREIT Trust Series 2021-MFP, Class A

6.17% (1 mo. USD Term SOFR + 0.845%) (1),(3)	11/15/38	95,686	95,053

Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O)

0.73% (2)	07/15/58	1,355,869	5,939

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Westlake Automobile Receivables Trust Series 2022-2A, Class C

4.85% (3)	09/15/27	$50,000	$49,461

WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA (I/O)

1.11% (2)	08/15/47	1,115,312	1,197

WFRBS Commercial Mortgage Trust Series 2014-C24, Class A3

3.43%	11/15/47	34,532	34,292

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $635,628)			520,768

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 33.8%

Federal Home Loan Mortgage Corp. REMICS Series 3071, Class TF (PAC)

5.74% (30 day USD SOFR Average + 0.414%) (1)	04/15/35	3,074	3,070

Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA

5.74% (30 day USD SOFR Average + 0.414%) (1)	08/15/35	13,614	13,386

Federal Home Loan Mortgage Corp. REMICS Series 3318, Class F

5.69% (30 day USD SOFR Average + 0.364%) (1)	05/15/37	16,994	16,660

Federal Home Loan Mortgage Corp. REMICS Series 4231, Class FD

5.79% (30 day USD SOFR Average + 0.464%) (1)	10/15/32	15,887	15,736

Federal Home Loan Mortgage Corp. STRIPS Series 263, Class F5

5.94% (30 day USD SOFR Average + 0.614%) (1)	06/15/42	13,506	13,371

Federal National Mortgage Association, Pool #254548

5.50%	12/01/32	4,105	4,131

Federal National Mortgage Association, Pool #600187

7.00%	07/01/31	8,757	8,826

Federal National Mortgage Association, Pool #995364

6.00%	10/01/38	3,992	4,039

Federal National Mortgage Association, Pool #AL0851

6.00%	10/01/40	2,701	2,775

Federal National Mortgage Association REMICS Series 2003-11, Class FA

6.44% (30 day USD SOFR Average + 1.114%) (1)	09/25/32	5,207	5,258

Federal National Mortgage Association REMICS Series 2006-23, Class FP (PAC)

5.74% (30 day USD SOFR Average + 0.414%) (1)	04/25/36	8,453	8,284

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2007-64, Class FA

5.91% (30 day USD SOFR Average + 0.584%) (1)	07/25/37	$11,510	$11,442

Federal National Mortgage Association REMICS Series 2008-24, Class PF (PAC)

6.09% (30 day USD SOFR Average + 0.764%) (1)	02/25/38	2,586	2,597

Federal National Mortgage Association REMICS Series 2020-10, Class FA

5.94% (30 day USD SOFR Average + 0.614%) (1)	03/25/50	13,857	13,552

Federal National Mortgage Association REMICS Series 2017-10, Class FA

5.84% (30 day USD SOFR Average + 0.514%) (1)	03/25/47	29,727	29,492

Government National Mortgage Association, Pool #80022

3.75% (1 yr. CMT + 1.500%) (1)	12/20/26	2,436	2,405

Government National Mortgage Association, Pool #80636

3.63% (1 yr. CMT + 1.500%) (1)	09/20/32	2,646	2,599

Government National Mortgage Association, Pool #80757

3.63% (1 yr. CMT + 1.500%) (1)	10/20/33	1,139	1,110

Government National Mortgage Association, Pool #80797

3.63% (1 yr. CMT + 1.500%) (1)	01/20/34	12,609	12,284

Government National Mortgage Association, Pool #80937

3.88% (1 yr. CMT + 1.500%) (1)	06/20/34	5,668	5,636

Government National Mortgage Association REMICS Series 2024-51, Class F

6.33% (30 day USD SOFR Average + 1.000%) (1)	03/20/54	124,865	124,663

Government National Mortgage Association REMICS Series 2023-113, Class FD

6.50% (30 day USD SOFR Average + 1.350%) (1)	08/20/53	46,845	46,841

Government National Mortgage Association REMICS Series 2023-116, Class FL

6.48% (30 day USD SOFR Average + 1.150%) (1)	08/20/53	47,540	47,636

Government National Mortgage Association REMICS Series 2024-51, Class PF

6.33% (30 day USD SOFR Average + 1.000%) (1)	03/20/54	124,885	124,544

Government National Mortgage Association REMICS Series 2024-51, Class TF

6.33% (30 day USD SOFR Average + 1.000%) (1)	03/20/54	74,932	74,727

Government National Mortgage Association, TBA

5.00% (4)	02/01/54	100,000	95,735

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

5.50% (4)	02/01/54	$50,000	$48,946

4.50% (4)	04/01/53	125,000	116,476

Uniform Mortgage-Backed Security, TBA

4.00% (4)	11/01/37	275,000	261,255

4.50% (4)	09/01/37	350,000	338,761

5.00% (4)	11/01/37	350,000	343,841

4.00% (4)	03/01/52	175,000	156,470

4.50% (4)	02/01/53	150,000	138,269

5.00% (4)	01/01/54	100,000	94,809

5.50% (4)	01/01/54	75,000	72,813

3.50% (4)	02/01/37	175,000	162,627

Total Residential Mortgage-Backed Securities — Agency

(Cost: $2,440,353)			2,425,066

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 7.4%

ABFC Trust Series 2002-WF2, Class A2

6.56% (1 mo. USD Term SOFR + 1.239%) (1)	05/25/32	7,920	7,893

BNC Mortgage Loan Trust Series 2006-2, Class A4

5.75% (1 mo. USD Term SOFR + 0.434%) (1)	11/25/36	19,435	18,609

Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR31, Class 6A1

6.25% (2)	11/25/32	6,609	6,440

Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1M1

6.83% (30 day USD SOFR Average + 1.500%) (1),(3)	10/25/43	35,318	35,439

First Franklin Mortgage Loan Trust Series 2004-FF5, Class A3C

6.43% (1 mo. USD Term SOFR + 1.114%) (1)	08/25/34	6,893	6,149

JPMorgan Mortgage Acquisition Trust Series 2007-CH4, Class A5

5.67% (1 mo. USD Term SOFR + 0.354%) (1)	05/25/37	22,905	22,613

JPMorgan Mortgage Trust Series 2018-8, Class A3

4.00% (2),(3)	01/25/49	38,265	34,152

Morgan Stanley Capital I, Inc. Trust Series 2006-NC2, Class A2D

6.01% (1 mo. USD Term SOFR + 0.694%) (1)	02/25/36	17,693	17,483

Nationstar Home Equity Loan Trust Series 2007-A, Class M1

5.70% (1 mo. USD Term SOFR + 0.384%) (1)	03/25/37	45,558	44,690

New Century Home Equity Loan Trust Series 2005-1, Class M1

6.11% (1 mo. USD Term SOFR + 0.789%) (1)	03/25/35	20,309	20,465

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

NovaStar Mortgage Funding Trust Series 2005-1, Class M5

6.51% (1 mo. USD Term SOFR + 1.194%) (1)	06/25/35	$10,210	$10,135

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-2, Class M5

6.41% (1 mo. USD Term SOFR + 1.089%) (1)	04/25/35	7,854	7,883

Ownit Mortgage Loan Trust Series 2006-3, Class A2D

5.97% (1 mo. USD Term SOFR + 0.654%) (1)	03/25/37	24,753	23,349

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WHQ2, Class M4

7.01% (1 mo. USD Term SOFR + 1.689%) (1)	02/25/35	24,225	23,483

PRPM LLC Series 2021-6, Class A1

1.79% (3)	07/25/26	25,772	24,874

Residential Accredit Loans, Inc. Trust Series 2002-QS16, Class A2

5.98% (1 mo. USD Term SOFR + 0.664%) (1),(5)	10/25/17	20	2

Residential Asset Securities Corporation Trust Series 2005-EMX1, Class M1

6.08% (1 mo. USD Term SOFR + 0.759%) (1)	03/25/35	719	718

Residential Asset Securities Corporation Trust Series 2006-KS3, Class M1

5.93% (1 mo. USD Term SOFR + 0.444%) (1)	04/25/36	19,158	18,857

Soundview Home Loan Trust Series 2005-OPT1, Class M2

6.11% (1 mo. USD Term SOFR + 0.789%) (1)	06/25/35	10,955	10,688

Structured Asset Investment Loan Trust Series 2005-11, Class A3

6.03% (1 mo. USD Term SOFR + 0.714%) (1)	01/25/36	9,909	9,565

Structured Asset Investment Loan Trust Series 2005-HE3, Class M1

6.15% (1 mo. USD Term SOFR + 0.834%) (1)	09/25/35	22,513	22,138

VOLT XCIV LLC Series 2021-NPL3, Class A1

5.24% (3)	02/27/51	76,145	74,804

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-4, Class M3

6.18% (1 mo. USD Term SOFR + 0.864%) (1)	12/25/35	94,402	92,816

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $537,814)			533,245

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

CORPORATE BONDS — 23.4%

Aerospace & Defense — 0.3%

BAE Systems Holdings, Inc. (United Kingdom)

3.85% (3)	12/15/25	$20,000	$19,434

General Electric Co.

5.91% (3 mo. USD Term SOFR + 0.642%) (1)	05/05/26	5,000	5,009

			24,443

Agriculture — 0.7%

BAT Capital Corp. (United Kingdom)

3.56%	08/15/27	35,000	32,854

Imperial Brands Finance PLC (United Kingdom)

4.25% (3)	07/21/25	20,000	19,601

			52,455

Banks — 11.9%

Bank of America Corp.

1.73% (Secured Overnight Financing Rate + 0.960%) (1)	07/22/27	95,000	87,155

2.55% (Secured Overnight Financing Rate + 1.050%) (1)	02/04/28	45,000	41,448

3.42% (3 mo. USD Term SOFR + 1.302%) (1)	12/20/28	5,000	4,636

Citigroup, Inc.

1.46% (Secured Overnight Financing Rate + 0.770%) (1)	06/09/27	70,000	64,109

3.52% (3 mo. USD Term SOFR + 1.413%) (1)	10/27/28	10,000	9,332

DNB Bank ASA (Norway)

0.86% (1 yr. CMT + 0.330%) (1),(3)	09/30/25	30,000	29,361

Goldman Sachs Group, Inc.

1.95% (Secured Overnight Financing Rate + 0.913%) (1)	10/21/27	50,000	45,645

5.84% (Secured Overnight Financing Rate + 0.486%) (1)	10/21/24	10,000	10,008

HSBC Holdings PLC (United Kingdom)

1.59% (SOFR + 1.290%) (1)	05/24/27	25,000	22,910

2.25% (Secured Overnight Financing Rate + 1.100%) (1)	11/22/27	75,000	68,626

JPMorgan Chase & Co.

1.04% (3 mo. USD Term SOFR + 0.695%) (1)	02/04/27	75,000	69,161

2.07% (Secured Overnight Financing Rate + 1.015%) (1)	06/01/29	5,000	4,364

2.08% (Secured Overnight Financing Rate + 1.850%) (1)	04/22/26	40,000	38,575

Lloyds Banking Group PLC (United Kingdom)

1.63% (1 yr. CMT + 0.850%) (1)	05/11/27	30,000	27,553

3.57% (3 mo. USD LIBOR + 1.205%) (1)	11/07/28	20,000	18,541

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Morgan Stanley

0.79% (Secured Overnight Financing Rate + 0.525%) (1)	05/30/25	$75,000	$74,650

1.51% (SOFR + 0.858%) (1)	07/20/27	20,000	18,265

PNC Financial Services Group, Inc.

5.58% (Secured Overnight Financing Rate + 1.841%) (1)	06/12/29	5,000	4,979

6.62% (Secured Overnight Financing Rate Index + 1.730%) (1)	10/20/27	30,000	30,664

U.S. Bancorp

4.65% (Secured Overnight Financing Rate + 1.230%) (1)	02/01/29	20,000	19,295

6.79% (Secured Overnight Financing Rate + 1.880%) (1)	10/26/27	45,000	46,187

Wells Fargo & Co.

2.16% (3 mo. USD Term SOFR + 1.012%) (1)	02/11/26	80,000	77,741

2.39% (Secured Overnight Financing Rate + 2.100%) (1)	06/02/28	35,000	31,828

5.57% (Secured Overnight Financing Rate + 1.740%) (1)	07/25/29	10,000	9,980

			855,013

Biotechnology — 0.4%

Amgen, Inc.

5.15%	03/02/28	30,000	29,742

Chemicals — 0.5%

International Flavors & Fragrances, Inc.

1.83% (3)	10/15/27	35,000	30,713

3.47% (3)	12/01/50	5,000	3,164

			33,877

Commercial Services — 0.4%

Global Payments, Inc.

4.45%	06/01/28	30,000	28,613

Diversified Financial Services — 0.3%

American Express Co.

2.25%	03/04/25	20,000	19,461

Electric — 0.8%

Alliant Energy Finance LLC

5.95% (3)	03/30/29	25,000	25,293

FirstEnergy Pennsylvania Electric Co.

4.00% (3)	04/15/25	30,000	29,437

			54,730

Food — 0.4%

JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL

5.13%	02/01/28	30,000	29,171

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

Health Care-Products — 0.4%

Thermo Fisher Scientific, Inc.

1.22%	10/18/24	$25,000	$24,507

Health Care-Services — 0.6%

HCA, Inc.

5.25%	04/15/25	10,000	9,949

5.25%	06/15/26	35,000	34,647

			44,596

Insurance — 1.9%

Athene Global Funding

6.05% (Secured Overnight Financing Rate Index + 0.700%) (1),(3)	05/24/24	30,000	30,017

Guardian Life Global Funding

5.74% (3)	10/02/28	35,000	35,614

Metropolitan Life Global Funding I

3.45% (3)	12/18/26	30,000	28,579

Willis North America, Inc.

4.65%	06/15/27	45,000	43,760

			137,970

Packaging & Containers — 0.3%

Amcor Flexibles North America, Inc.

4.00%	05/17/25	25,000	24,504

Pharmaceuticals — 0.8%

Bayer U.S. Finance II LLC

3.38% (3)	07/15/24	10,000	9,943

4.25% (3)	12/15/25	30,000	29,157

Becton Dickinson & Co.

3.73%	12/15/24	20,000	19,739

			58,839

REIT — 2.7%

American Tower Corp.

3.60%	01/15/28	35,000	32,639

Crown Castle, Inc.

3.80%	02/15/28	20,000	18,674

Extra Space Storage LP

3.88%	12/15/27	15,000	14,096

5.70%	04/01/28	15,000	15,001

GLP Capital LP/GLP Financing II, Inc.

5.75%	06/01/28	35,000	34,598

Healthcare Realty Holdings LP

3.63%	01/15/28	15,000	13,660

Kilroy Realty LP

3.45%	12/15/24	40,000	39,394

LXP Industrial Trust

6.75%	11/15/28	5,000	5,135

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

VICI Properties LP/VICI Note Co., Inc.

5.75% (3)	02/01/27	$20,000	$19,845

			193,042

Savings & Loans — 0.7%

Nationwide Building Society (United Kingdom)

2.97% (Secured Overnight Financing Rate + 1.290%) (1),(3)	02/16/28	50,000	46,232

Software — 0.3%

Open Text Corp. (Canada)

6.90% (3)	12/01/27	20,000	20,475

Total Corporate Bonds

(Cost: $1,685,178)			1,677,670

MUNICIPAL BONDS — 1.0%

City & County of Denver Airport System Revenue, Revenue Bond

1.12%	11/15/24	10,000	9,773

City of Baltimore, General Obligation Unlimited

5.00%	10/15/25	25,000	24,815

Commonwealth of Massachusetts, Revenue Bond

4.11%	07/15/31	16,486	15,775

New York City Transitional Finance Authority Future Tax Secured Revenue

2.31%	11/01/26	25,000	23,361

Total Municipal Bonds

(Cost: $77,085)			73,724

U.S. TREASURY SECURITIES — 34.2%

U.S. Treasury Notes

4.50%	04/15/27	376,000	372,225

4.63%	04/30/29	250,000	249,053

4.88%	04/30/26	1,842,000	1,836,568

Total U.S. Treasury Securities

(Cost: $2,465,027)			2,457,846

ASSET-BACKED SECURITIES — 9.9%

AMMC CLO XI Ltd. Series 2012-11A, Class A1R2

6.60% (3 mo. USD Term SOFR + 1.272%) (1),(3)	04/30/31	23,977	24,012

Apidos CLO XXII Ltd. Series 2015-22A, Class A1R

6.65% (3 mo. USD Term SOFR + 1.322%) (1),(3)	04/20/31	33,835	33,850

Barings CLO Ltd. Series 2018-4A, Class A1R

6.48% (3 mo. USD Term SOFR + 1.150%) (1),(3)	10/15/30	40,000	40,010

Carvana Auto Receivables Trust Series 2022-P3, Class A3

4.61%	11/10/27	50,000	49,433

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Dryden 58 CLO Ltd. Series 2018-58A, Class A1

6.58% (3 mo. USD Term SOFR + 1.262%) (1),(3)	07/17/31	$42,462	$42,515

Exeter Automobile Receivables Trust Series 2021-1A, Class D

1.08%	11/16/26	30,010	29,303

Flatiron CLO 17 Ltd. Series 2017-1A, Class AR

6.55% (3 mo. USD Term SOFR + 1.242%) (1),(3)	05/15/30	12,228	12,237

GoldenTree Loan Management U.S. CLO 4 Ltd. Series 2019-4A, Class ARR

6.47% (3 mo. USD Term SOFR + 1.150%) (1),(3)	04/24/31	40,000	40,097

LCM XXIV Ltd. Series 24A, Class AR

6.57% (3 mo. USD Term SOFR + 1.242%) (1),(3)	03/20/30	11,850	11,860

Madison Park Funding XVII Ltd. Series 2015-17A, Class AR2

6.59% (3 mo. USD Term SOFR + 1.262%) (1),(3)	07/21/30	24,634	24,671

Navient Private Education Refi Loan Trust Series 2020-BA, Class A2

2.12% (3)	01/15/69	91,943	83,985

Navient Private Education Refi Loan Trust Series 2021-BA, Class A

0.94% (3)	07/15/69	49,861	43,083

Navient Private Education Refi Loan Trust Series 2021-CA, Class A

1.06% (3)	10/15/69	55,738	48,405

Octagon Investment Partners 35 Ltd. Series 2018-1A, Class A1A

6.65% (3 mo. USD Term SOFR + 1.322%) (1),(3)	01/20/31	35,757	35,801

Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR

6.73% (3 mo. USD Term SOFR + 1.400%) (1),(3)	04/15/31	40,000	40,014

Rockford Tower CLO Ltd. Series 2018-2A, Class A

6.75% (3 mo. USD Term SOFR + 1.422%) (1),(3)	10/20/31	37,631	37,722

Santander Drive Auto Receivables Trust Series 2022-2, Class C

3.76%	07/16/29	45,000	43,559

SoFi Professional Loan Program LLC Series 2017-F, Class A2FX

2.84% (3)	01/25/41	31,461	30,677

SoFi Professional Loan Program LLC Series 2019-A, Class A2FX

3.69% (3)	06/15/48	35,207	33,973

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

U.S. Small Business Administration Series 2005-20B, Class 1

4.63%	02/01/25		$5,959	$5,919

Total Asset-Backed Securities

(Cost: $721,514)				711,126

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6% (Cost: $130,323)

U.S. International Development Finance Corp.

1.49%	08/15/31		129,730	113,956

Total Fixed Income Securities

(Cost: $8,818,934)				8,598,673

CONVERTIBLE SECURITIES (0.1% )

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%

Worldline SA (France)

0.00% (6),(7)	07/30/25	EUR	4,778	5,684

Total Convertible Securities

(Cost: $4,891)				5,684

		Shares
MONEY MARKET INVESTMENTS — 3.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.25% (8)			254,258	254,258

Total Money Market Investments

(Cost: $254,258)				254,258

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 2.1%

U.S. Treasury Securities — 2.1% (Cost: $149,367)

U.S. Treasury Bills

5.16% (9)	05/30/24		$150,000	149,362

Total Investments (125.5%)

(Cost: $9,227,450)				9,007,977

Liabilities In Excess Of Other Assets (-25.5%)				(1,828,279)

Net Assets (100.0%)				$7,179,698

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2024

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (10)
BANK OF AMERICA	EUR	4,400	07/12/24	$4,805	$4,719	$86

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
11	2-Year U.S. Treasury Note Futures	06/28/24	$2,251,210	$2,229,219	$(21,991)
12	5-Year U.S. Treasury Note Futures	06/28/24	(1,280,739)	(1,256,906)	23,833

			$970,471	$972,313	$1,842

Short Futures
5	10-Year U.S. Treasury Note Futures	06/18/24	$(569,541)	$(551,094)	$18,447

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2024.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $1,584,100 or 22.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of April 30, 2024.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2024, the value of these securities amounted to $5,684 or 0.1% of net assets.
(7)	Security is not accruing interest.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2024.
(9)	Rate shown represents yield-to-maturity.
(10)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
U.S. Treasury Securities	36.3%
Residential Mortgage-Backed Securities — Agency	33.8
Corporate Bonds	23.4
Asset-Backed Securities	9.9
Residential Mortgage-Backed Securities — Non-Agency	7.4
Commercial Mortgage-Backed Securities — Non-Agency	7.3
Money Market Investments	3.5
U.S. Government Agency Obligations	1.6
Commercial Mortgage-Backed Securities — Agency	1.2
Municipal Bonds	1.0
Convertible Corporate Bonds	0.1
Other*	(25.5)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
U.S. Treasury Securities	$2,457,846	$—	$—	$2,457,846
Residential Mortgage-Backed Securities — Agency	—	2,425,066	—	2,425,066
Corporate Bonds*	—	1,677,670	—	1,677,670
Asset-Backed Securities	—	711,126	—	711,126
Residential Mortgage-Backed Securities — Non-Agency	—	533,245	—	533,245
Commercial Mortgage-Backed Securities — Non-Agency	—	520,768	—	520,768
U.S. Government Agency Obligations	—	113,956	—	113,956
Commercial Mortgage-Backed Securities — Agency	—	85,272	—	85,272
Municipal Bonds	—	73,724	—	73,724

Total Fixed Income Securities	2,457,846	6,140,827	—	8,598,673

Money Market Investments	254,258	—	—	254,258
Short-Term Investments	149,362	—	—	149,362
Convertible Securities	—	5,684	—	5,684

Total Investments	$2,861,466	$6,146,511	$—	$9,007,977

Asset Derivatives
Futures Contracts
Interest Rate Risk	42,280	—	—	42,280
Forward Currency Exchange Contracts
Foreign Currency Risk	—	86	—	86

Total Investments	$2,903,746	$6,146,597	$—	$9,050,343

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(21,991)	$—	$—	$(21,991)

Total	$(21,991)	$—	$—	$(21,991)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 121.7% of Net Assets

ASSET-BACKED SECURITIES — 9.6%

AMSR Trust Series 2020-SFR2, Class E2

4.28% (1)	07/17/37	$7,713,000	$7,462,577

AMSR Trust Series 2020-SFR3, Class F

3.55% (1)	09/17/37	2,682,000	2,549,715

AMSR Trust Series 2020-SFR3, Class G

4.99% (1)	09/17/37	6,402,000	6,178,485

Apidos CLO XXXVII Ltd. Series 2021-37A, Class B

7.19% (3 mo. USD Term SOFR + 1.862%) (1),(2)	10/22/34	6,795,000	6,801,795

Carvana Auto Receivables Trust Series 2021-N3, Class R

0.00% (1),(3)	06/12/28	25,650	2,613,773

Carvana Auto Receivables Trust Series 2023-P1, Class R

0.00% (1),(3)	03/11/30	2,950	435,897

CIFC Funding Ltd. Series 2022-2A, Class INCB

0.00% (1),(4),(5)	04/19/35	3,300,000	2,494,216

Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2

3.30% (1)	12/26/51	4,000,000	3,632,830

CoreVest American Finance Ltd. Series 2020-1, Class XA (I/O)

2.66% (1),(4)	03/15/50	27,308,861	847,085

CoreVest American Finance Ltd. Series 2020-1, Class XB (I/O)

2.20% (1),(4)	03/15/50	38,948,500	3,026,820

CoreVest American Finance Ltd. Series 2020-4, Class XA (I/O)

4.01% (1),(4)	12/15/52	35,746,366	1,750,725

CoreVest American Finance Ltd. Series 2020-4, Class XB (I/O)

2.97% (1),(4)	12/15/52	27,500,000	1,792,401

CoreVest American Finance Ltd. Series 2021-1, Class XA (I/O)

3.04% (1),(4)	04/15/53	56,550,730	2,496,653

FirstKey Homes Trust Series 2021-SFR3, Class E1

2.99% (1)	12/17/38	5,500,000	4,960,684

FirstKey Homes Trust Series 2022-SFR3, Class E1

3.50% (1)	07/17/38	8,950,000	8,207,715

Flexential Issuer Series 2021-1A, Class A2

3.25% (1)	11/27/51	7,580,000	6,909,651

GCI Funding I LLC Series 2021-1, Class A

2.38% (1)	06/18/46	20,865,284	18,267,583

Global SC Finance II SRL Series 2014-1A, Class A2

3.09% (1)	07/17/29	406,943	403,116

HOA Funding LLC Series 2021-1A, Class A2

4.72% (1)	08/20/51	6,171,750	4,822,618

HPS Loan Management Ltd. Series 10A-16, Class A2RR

7.24% (3 mo. USD Term SOFR + 1.912%) (1),(2)	04/20/34	8,000,000	8,008,160

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (1)	01/17/73	$4,799,063	$4,396,316

Madison Park Funding XXXVIII Ltd. Series 2021-38A, Class B

7.23% (3 mo. USD Term SOFR + 1.912%) (1),(2)	07/17/34	10,000,000	10,019,410

New Residential Mortgage Loan Trust Series 2022-SFR2, Class E1

4.00% (1)	09/04/39	5,750,000	5,064,204

OHA Credit Funding 3 Ltd. Series 2019-3A, Class BR

7.24% (3 mo. USD Term SOFR + 1.912%) (1),(2)	07/02/35	6,000,000	6,007,200

OHA Credit Funding 9 Ltd. Series 2021-9A, Class B

7.29% (3 mo. USD Term SOFR + 1.962%) (1),(2)	07/19/35	7,500,000	7,509,750

Progress Residential Trust Series 2020-SFR2, Class F

6.15% (1)	06/17/37	9,332,000	9,210,506

Progress Residential Trust Series 2020-SFR3, Class F

2.80% (1)	10/17/27	3,299,000	3,094,376

Progress Residential Trust Series 2021-SFR1, Class H

5.00% (1)	04/17/38	4,890,000	4,419,624

Progress Residential Trust Series 2021-SFR11, Class F

4.42% (1)	01/17/39	2,874,000	2,482,547

Progress Residential Trust Series 2021-SFR2, Class G

4.25% (1)	04/19/38	8,369,000	7,659,898

Progress Residential Trust Series 2021-SFR3, Class G

4.25% (1)	05/17/26	3,400,000	3,106,279

Progress Residential Trust Series 2021-SFR7, Class F

3.83% (1)	08/17/40	8,970,000	7,626,009

Stack Infrastructure Issuer LLC Series 2023-2A, Class A2

5.90% (1)	07/25/48	5,400,000	5,289,280

Vantage Data Centers Issuer LLC Series 2020-1A, Class A2

1.65% (1)	09/15/45	8,800,000	8,232,073

Total Asset-Backed Securities

(Cost: $205,109,488)			177,779,971

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K038, Class X3 (I/O)

2.66% (4)	06/25/42	69,731,081	105

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K040, Class X3 (I/O)

2.09% (4)	11/25/42	77,991,835	554,275

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K042, Class X3 (I/O)

1.66% (4)	01/25/43	$76,625,000	$671,564

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K045, Class X3 (I/O)

1.55% (4)	04/25/43	126,630,757	1,431,390

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K046, Class X3 (I/O)

1.56% (4)	04/25/43	94,964,072	1,248,469

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $34,475,649)			3,905,803

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 13.2%

1345 Avenue of the Americas & Park Avenue Plaza Trust Series 2005-1, Class A3

5.28% (1)	08/10/35	9,834,081	9,368,838

Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class AS

7.14% (1 mo. USD Term SOFR + 1.814%) (1),(2)	11/15/36	11,800,000	11,676,767

BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F

3.72% (1),(4)	04/14/33	4,500,000	4,206,693

BBCMS Mortgage Trust Series 2024-5C25, Class B

6.15% (4)	03/15/57	5,625,000	5,572,124

BBCMS Mortgage Trust Series 2024-C24, Class AS

5.87%	02/15/57	6,000,000	5,953,800

Benchmark Mortgage Trust Series 2019-B13, Class AM

3.18%	08/15/57	5,000,000	4,248,701

Benchmark Mortgage Trust Series 2019-B14, Class 225C

3.40% (1),(4)	12/15/62	8,734,000	516,517

Benchmark Mortgage Trust Series 2019-B14, Class 225D

3.40% (1),(4)	12/15/62	20,303,000	373,388

BMO Mortgage Trust Series 2024-5C3, Class AS

6.29% (4)	02/15/57	4,540,000	4,563,275

BMO Mortgage Trust Series 2024-C8, Class AS

5.91% (4)	03/15/57	4,011,000	3,966,323

BPR Trust Series 2021-WILL, Class A

7.19% (1 mo. USD Term SOFR + 1.864%) (1),(2)	06/15/38	4,559,549	4,561,603

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BX Commercial Mortgage Trust Series 2020-VIV4, Class A

2.84% (1)	03/09/44	$15,285,000	$12,932,780

BX Trust Series 2019-OC11, Class A

3.20% (1)	12/09/41	8,000,000	6,981,622

BX Trust Series 2019-OC11, Class B

3.61% (1)	12/09/41	1,196,000	1,040,249

BX Trust Series 2019-OC11, Class C

3.86% (1)	12/09/41	1,080,000	938,502

CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D

7.37% (1 mo. USD Term SOFR + 2.047%) (1),(2)	12/15/37	6,425,000	6,418,170

CAMB Commercial Mortgage Trust Series 2021-CX2, Class C

2.86% (1),(4)	11/10/46	5,000,000	3,829,956

Citigroup Commercial Mortgage Trust Series 2020-555, Class A

2.65% (1)	12/10/41	9,400,000	7,864,710

COMM Mortgage Trust Series 2020-CX, Class B

2.45% (1)	11/10/46	6,000,000	4,700,126

CSMC Trust Series 2021-B33, Class A2

3.17% (1)	10/10/43	5,140,000	4,210,898

CSMC Trust Series 2021-BPNY, Class A

9.15% (1 mo. USD Term SOFR + 3.829%) (1),(2)	08/15/26	18,864,000	16,525,419

DBGS Mortgage Trust Series 2018-BIOD, Class E

7.32% (1 mo. USD Term SOFR + 1.996%) (1),(2)	05/15/35	9,137,627	9,013,609

DBGS Mortgage Trust Series 2018-C1, Class AM

4.78% (4)	10/15/51	5,136,000	4,652,150

DOLP Trust Series 2021-NYC, Class A

2.96% (1)	05/10/41	14,175,000	11,520,864

Grace Trust Series 2020-GRCE, Class A

2.35% (1)	12/10/40	13,360,000	10,635,976

Houston Galleria Mall Trust Series 2015-HGLR, Class D

3.98% (1)	03/05/37	9,500,000	8,966,884

Hudson Yards Mortgage Trust Series 2019-55HY, Class A

3.04% (1),(4)	12/10/41	1,750,000	1,494,426

JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A

3.40% (1)	06/05/39	6,865,000	6,030,040

Life Mortgage Trust Series 2021-BMR, Class G

8.39% (1 mo. USD Term SOFR + 3.064%) (1),(2)	03/15/38	7,863,761	7,654,805

MKT Mortgage Trust Series 2020-525M, Class C

3.04% (1),(4)	02/12/40	4,900,000	3,255,664

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MKT Mortgage Trust Series 2020-525M, Class D

3.04% (1),(4)	02/12/40		$7,500,000	$4,674,080

Morgan Stanley Capital I Trust Series 2019-H7, Class C

4.13%	07/15/52		4,000,000	3,387,372

Morgan Stanley Capital I Trust Series 2020-CNP, Class A

2.51% (1),(4)	04/05/42		18,000,000	14,281,736

One Bryant Park Trust Series 2019-OBP, Class A

2.52% (1)	09/15/54		6,870,000	5,702,467

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A

3.66% (1),(4)	01/05/43		18,047,000	14,656,685

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (1),(4)	01/05/43		1,370,000	1,098,137

SLG Office Trust Series 2021-OVA, Class E

2.85% (1)	07/15/41		4,800,000	3,545,251

SLG Office Trust Series 2021-OVA, Class G

2.85% (1)	07/15/41		16,460,000	10,902,049

Taurus U.K. DAC Series 2021-UK4X, Class C

6.97% (Sterling Overnight Index Average + 1.750%) (2),(6)	08/17/31	GBP	824,919	1,028,132

Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XB

0.68% (4)	11/15/49		$106,409,000	1,312,055

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $295,611,692)				244,262,843

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 67.7%

Federal Home Loan Mortgage Corp., Pool #A91162

5.00%	02/01/40		8,497,358	8,260,085

Federal Home Loan Mortgage Corp., Pool #A92195

5.00%	05/01/40		2,291,827	2,227,589

Federal Home Loan Mortgage Corp., Pool #G01959

5.00%	12/01/35		42,108	41,191

Federal Home Loan Mortgage Corp., Pool #G08710

3.00%	06/01/46		905,219	772,526

Federal Home Loan Mortgage Corp., Pool #G08833

5.00%	07/01/48		2,031,682	1,960,573

Federal Home Loan Mortgage Corp., Pool #G08840

5.00%	08/01/48		341,035	329,703

Federal Home Loan Mortgage Corp., Pool #G08848

4.50%	11/01/48		1,390,870	1,306,686

Federal Home Loan Mortgage Corp., Pool #G08849

5.00%	11/01/48		2,314,477	2,233,667

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G60238

3.50%	10/01/45	$3,030,666	$2,698,362

Federal Home Loan Mortgage Corp., Pool #G60440

3.50%	03/01/46	21,524,254	19,169,297

Federal Home Loan Mortgage Corp., Pool #G67709

3.50%	03/01/48	6,632,298	5,877,063

Federal Home Loan Mortgage Corp., Pool #G67717

4.00%	11/01/48	24,773,812	22,718,461

Federal Home Loan Mortgage Corp., Pool #N70081

5.50%	07/01/38	1,328,468	1,284,389

Federal Home Loan Mortgage Corp., Pool #P51350

5.00%	03/01/36	1,151,702	1,133,878

Federal Home Loan Mortgage Corp., Pool #QD7213

2.00%	02/01/52	5,457,258	4,124,554

Federal Home Loan Mortgage Corp., Pool #QE0312

2.00%	04/01/52	11,340,812	8,571,299

Federal Home Loan Mortgage Corp., Pool #QG0601

4.50%	04/01/53	19,241,296	17,756,374

Federal Home Loan Mortgage Corp., Pool #RA8693

4.50%	04/01/53	9,273,223	8,551,307

Federal Home Loan Mortgage Corp., Pool #SD7513

3.50%	04/01/50	13,092,563	11,565,490

Federal Home Loan Mortgage Corp., Pool #SD8147

2.50%	05/01/51	14,275,706	11,390,171

Federal Home Loan Mortgage Corp., Pool #SD8194

2.50%	02/01/52	2,617,942	2,077,904

Federal Home Loan Mortgage Corp., Pool #SD8199

2.00%	03/01/52	7,214,713	5,452,825

Federal Home Loan Mortgage Corp., Pool #SD8211

2.00%	05/01/52	24,114,159	18,244,041

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	17,215,132	15,876,951

Federal Home Loan Mortgage Corp., Pool #SD8328

4.50%	06/01/53	10,277,390	9,474,924

Federal Home Loan Mortgage Corp., Pool #ZT1491

3.50%	11/01/48	7,342,086	6,483,179

Federal Home Loan Mortgage Corp. REMICS Series 2647, Class OV (P/O)

0.00% (5)	07/15/33	430,813	330,416

Federal Home Loan Mortgage Corp. REMICS Series 3149, Class OD (P/O) (PAC)

0.00% (5)	05/15/36	2,003,604	1,604,703

Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)

0.97% (-30 day USD SOFR Average + 6.296%) (2)	05/15/37	277,586	17,085

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3376, Class SX (I/O) (I/F)

0.60% (-30 day USD SOFR Average + 5.926%) (2)	10/15/37	$1,187,924	$55,661

Federal Home Loan Mortgage Corp. REMICS Series 3410, Class IS (I/O) (I/F)

0.83% (-30 day USD SOFR Average + 6.156%) (2)	02/15/38	1,606,225	80,867

Federal Home Loan Mortgage Corp. REMICS Series 3424, Class BI (I/O) (I/F)

1.36% (-30 day USD SOFR Average + 6.686%) (2)	04/15/38	1,875,733	159,849

Federal Home Loan Mortgage Corp. REMICS Series 3519, Class SH (I/O) (I/F)

0.06% (-30 day USD SOFR Average + 5.386%) (2)	07/15/37	137,327	7,233

Federal Home Loan Mortgage Corp. REMICS Series 3531, Class SC (I/O) (I/F)

0.86% (-30 day USD SOFR Average + 6.186%) (2)	05/15/39	2,495,580	54,491

Federal Home Loan Mortgage Corp. REMICS Series 3541, Class SA (I/O) (I/F)

1.31% (-30 day USD SOFR Average + 6.636%) (2)	06/15/39	976,769	84,758

Federal Home Loan Mortgage Corp. REMICS Series 3550, Class GS (I/O) (I/F)

1.31% (-30 day USD SOFR Average + 6.636%) (2)	07/15/39	2,240,145	191,409

Federal Home Loan Mortgage Corp. REMICS Series 3788, Class SB (I/O) (I/F)

1.04% (-30 day USD SOFR Average + 6.366%) (2)	01/15/41	3,284,633	302,788

Federal Home Loan Mortgage Corp. REMICS Series 3885, Class PO (P/O) (PAC)

0.00% (5)	11/15/33	699,252	580,599

Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F)

1.17% (-30 day USD SOFR Average + 6.496%) (2)	04/15/42	1,215,105	100,471

Federal Home Loan Mortgage Corp. REMICS Series 4135, Class DZ

3.00%	11/15/42	4,395,986	3,720,413

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 4351, Class MB (PAC)

4.00%	04/15/44	$16,805,054	$15,345,340

Federal Home Loan Mortgage Corp. REMICS Series 4604, Class PB (PAC)

3.00%	01/15/46	2,149,709	1,887,811

Federal Home Loan Mortgage Corp. REMICS Series 4772, Class ZA

4.00%	07/15/47	5,522,426	4,838,396

Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA

3.00%	01/15/49	1,048,809	891,974

Federal Home Loan Mortgage Corp. REMICS Series 5210, Class LB

3.00%	08/25/50	16,601,979	12,081,881

Federal Home Loan Mortgage Corp. REMICS Series 5224, Class DZ

4.00%	04/25/52	6,845,464	5,760,527

Federal Home Loan Mortgage Corp. STRIPS Series 277, Class 30

3.00%	09/15/42	8,244,615	7,219,571

Federal National Mortgage Association, Pool #310033

6.00%	07/01/47	362,454	365,895

Federal National Mortgage Association, Pool #555424

5.50%	05/01/33	1,082,362	1,087,417

Federal National Mortgage Association, Pool #734384

5.50%	07/01/33	137,435	135,470

Federal National Mortgage Association, Pool #934103

5.00%	07/01/38	122,388	115,461

Federal National Mortgage Association, Pool #995573

6.00%	01/01/49	937,787	934,361

Federal National Mortgage Association, Pool #AA3303

5.50%	06/01/38	1,507,932	1,506,585

Federal National Mortgage Association, Pool #AB6210

3.00%	09/01/42	17,080,300	14,719,478

Federal National Mortgage Association, Pool #AS7241

3.50%	05/01/46	5,594,060	4,955,377

Federal National Mortgage Association, Pool #AS9454

4.00%	04/01/47	679,249	618,649

Federal National Mortgage Association, Pool #BM5979

3.50%	09/01/45	5,620,522	5,077,061

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #BQ6913

2.00%	12/01/51	$20,214,548	$15,306,347

Federal National Mortgage Association, Pool #BQ7056

2.00%	01/01/52	43,321,078	32,802,489

Federal National Mortgage Association, Pool #BU7102

2.50%	12/01/51	10,629,132	8,445,180

Federal National Mortgage Association, Pool #BV4119

2.50%	03/01/52	15,159,442	12,018,347

Federal National Mortgage Association, Pool #BV7761

2.50%	03/01/52	13,070,865	10,398,079

Federal National Mortgage Association, Pool #BV8459

3.00%	04/01/52	18,042,649	14,925,803

Federal National Mortgage Association, Pool #BV8464

3.00%	04/01/52	18,511,559	15,313,709

Federal National Mortgage Association, Pool #BV8515

3.00%	05/01/52	14,667,356	12,151,716

Federal National Mortgage Association, Pool #BW9886

4.50%	10/01/52	17,978,231	16,591,289

Federal National Mortgage Association, Pool #CA1540

4.00%	04/01/48	10,594,052	9,701,716

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	4,898,881	4,595,811

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	4,488,880	4,211,175

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	4,678,402	4,388,972

Federal National Mortgage Association, Pool #CB0610

2.50%	05/01/51	15,907,908	12,757,694

Federal National Mortgage Association, Pool #CB3151

2.00%	03/01/52	40,611,610	30,883,468

Federal National Mortgage Association, Pool #FM2342

3.50%	12/01/46	3,368,035	3,045,775

Federal National Mortgage Association, Pool #FM9515

2.50%	11/01/51	19,765,195	15,659,685

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #FS0139

2.50%	01/01/52	$26,458,070	$21,195,156

Federal National Mortgage Association, Pool #FS6925

2.50%	12/01/51	23,453,998	18,592,880

Federal National Mortgage Association, Pool #MA2995

4.00%	05/01/47	2,877,451	2,624,293

Federal National Mortgage Association, Pool #MA4152

2.00%	10/01/40	10,255,734	8,429,005

Federal National Mortgage Association, Pool #MA4547

2.00%	02/01/52	11,167,030	8,450,645

Federal National Mortgage Association, Pool #MA4579

3.00%	04/01/52	33,642,922	27,833,756

Federal National Mortgage Association, Pool #MA4933

3.50%	02/01/53	19,484,150	16,813,609

Federal National Mortgage Association, Pool #MA5071

5.00%	07/01/53	2,891,948	2,742,735

Federal National Mortgage Association, Pool #MA5107

5.50%	08/01/53	15,789,648	15,337,630

Federal National Mortgage Association REMICS Series 1995-21, Class C (P/O)

0.00% (5)	05/25/24	219	219

Federal National Mortgage Association REMICS Series 2004-52, Class SW (I/O) (I/F)

1.66% (-30 day USD SOFR Average + 6.986%) (2)	07/25/34	253,403	5,934

Federal National Mortgage Association REMICS Series 2005-74, Class CP (I/F) (PAC)

4.79% (-30 day USD SOFR Average + 24.330%) (2)	05/25/35	18,045	17,856

Federal National Mortgage Association REMICS Series 2007-103, Class AI (I/O) (I/F)

1.06% (-30 day USD SOFR Average + 6.386%) (2)	03/25/37	2,278,371	127,114

Federal National Mortgage Association REMICS Series 2007-20, Class SI (I/O) (I/F)

1.01% (-30 day USD SOFR Average + 6.336%) (2)	03/25/37	504,598	27,834

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2007-21, Class SE (I/O) (I/F)

1.00% (-30 day USD SOFR Average + 6.326%) (2)	03/25/37	$347,167	$19,618

Federal National Mortgage Association REMICS Series 2007-56, Class SG (I/O) (I/F)

0.97% (-30 day USD SOFR Average + 6.296%) (2)	06/25/37	469,343	13,536

Federal National Mortgage Association REMICS Series 2007-58, Class SV (I/O) (I/F)

1.31% (-30 day USD SOFR Average + 6.636%) (2)	06/25/37	2,403,581	142,177

Federal National Mortgage Association REMICS Series 2007-65, Class S (I/O) (I/F)

1.16% (-30 day USD SOFR Average + 6.486%) (2)	07/25/37	225,992	13,184

Federal National Mortgage Association REMICS Series 2008-1, Class AI (I/O) (I/F)

0.81% (-30 day USD SOFR Average + 6.136%) (2)	05/25/37	1,889,688	71,581

Federal National Mortgage Association REMICS Series 2008-13, Class SB (I/O) (I/F)

0.80% (-30 day USD SOFR Average + 6.126%) (2)	03/25/38	1,970,503	153,895

Federal National Mortgage Association REMICS Series 2008-23, Class SB (I/O) (I/F)

1.41% (-30 day USD SOFR Average + 6.736%) (2)	04/25/38	2,030,998	71,449

Federal National Mortgage Association REMICS Series 2008-35, Class SD (I/O) (I/F)

1.01% (-30 day USD SOFR Average + 6.336%) (2)	05/25/38	205,752	2,001

Federal National Mortgage Association REMICS Series 2008-66, Class SG (I/O) (I/F)

0.63% (-30 day USD SOFR Average + 5.956%) (2)	08/25/38	4,404,939	284,651

Federal National Mortgage Association REMICS Series 2008-68, Class SA (I/O) (I/F)

0.53% (-30 day USD SOFR Average + 5.856%) (2)	08/25/38	1,357,619	40,740

Federal National Mortgage Association REMICS Series 2009-3, Class SH (I/O) (I/F)

0.01% (-30 day USD SOFR Average + 5.336%) (2)	06/25/37	485,206	17,590

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2009-47, Class SV (I/O) (I/F)

1.31% (-30 day USD SOFR Average + 6.636%) (2)	07/25/39	$282,139	$10,683

Federal National Mortgage Association REMICS Series 2009-51, Class SA (I/O) (I/F)

1.31% (-30 day USD SOFR Average + 6.636%) (2)	07/25/39	1,602,773	82,160

Federal National Mortgage Association REMICS Series 2009-6, Class SD (I/O) (I/F)

0.11% (-30 day USD SOFR Average + 5.436%) (2)	02/25/39	338,365	6,802

Federal National Mortgage Association REMICS Series 2009-72, Class JS (I/O) (I/F)

1.81% (-30 day USD SOFR Average + 7.136%) (2)	09/25/39	257,751	22,543

Federal National Mortgage Association REMICS Series 2011-131, Class ST (I/O)

1.10% (-30 day USD SOFR Average + 6.426%) (2)	12/25/41	12,713,974	1,190,722

Federal National Mortgage Association REMICS Series 2011-149, Class Z

4.50%	01/25/42	1,928,789	1,825,678

Federal National Mortgage Association REMICS Series 2012-128, Class UY (PAC)

2.50%	11/25/42	11,738,000	9,595,327

Federal National Mortgage Association REMICS Series 2012-19, Class ZN

3.50%	01/25/42	2,957,706	2,568,572

Federal National Mortgage Association REMICS Series 2012-34, Class EB

4.00%	04/25/42	2,000,000	1,788,162

Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O)

0.00% (5)	10/25/43	2,877,156	2,065,337

Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O)

0.00% (5)	10/25/43	6,257,706	4,486,348

Federal National Mortgage Association REMICS Series 2015-65, Class LZ

3.50%	09/25/45	1,624,522	1,313,434

Federal National Mortgage Association REMICS Series 2018-52, Class PZ (PAC)

4.00%	07/25/48	1,528,058	1,374,936

Federal National Mortgage Association REMICS Series 2018-54, Class KY (PAC)

3.50%	08/25/48	1,550,000	1,321,132

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2019-57, Class LT

2.50%	10/25/49	$6,928,235	$5,669,627

Government National Mortgage Association, Pool #MA6080

3.00%	08/20/49	180,480	150,615

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	2,629,343	2,194,243

Government National Mortgage Association, Pool #MA7418

2.50%	06/20/51	32,416,069	26,638,988

Government National Mortgage Association, Pool #MA7589

2.50%	09/20/51	15,828,658	12,999,439

Government National Mortgage Association REMICS Series 2011-70, Class BO (P/O)

0.00% (5)	05/20/41	3,306,702	2,490,656

Government National Mortgage Association REMICS Series 2014-57, Class PS

0.77% (-1 mo. USD Term SOFR + 6.086%) (2)	04/20/44	12,482,830	1,021,969

Government National Mortgage Association REMICS Series 2015-162, Class ZG

4.00%	11/20/45	3,998,183	3,483,061

Government National Mortgage Association REMICS Series 2015-42, Class ZB

3.00%	03/20/45	20,944,968	17,950,963

Government National Mortgage Association REMICS Series 2015-43, Class DM

2.50%	03/20/45	16,508,572	13,851,641

Government National Mortgage Association REMICS Series 2015-44, Class Z

3.00%	03/20/45	14,173,645	11,615,240

Government National Mortgage Association REMICS Series 2015-92, Class MT

3.00%	01/20/45	3,760,000	3,067,928

Government National Mortgage Association REMICS Series 2016-51, Class DZ

3.00%	04/20/46	11,551,766	9,016,878

Government National Mortgage Association REMICS Series 2017-116, Class ZL

3.00%	06/20/47	10,295,493	7,490,948

Government National Mortgage Association REMICS Series 2017-117, Class ZN

3.00%	08/20/47	1,125,518	833,117

Government National Mortgage Association REMICS Series 2017-14, Class Z

3.00%	01/20/47	1,553,285	1,134,819

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2017-57, Class Z

4.00%	04/20/47	$5,317,828	$4,230,374

Government National Mortgage Association REMICS Series 2018-113, Class GZ

3.00%	05/20/47	9,587,190	7,925,047

Government National Mortgage Association REMICS Series 2018-153, Class ZG

3.50%	11/20/48	4,924,373	4,103,328

Government National Mortgage Association REMICS Series 2018-77, Class JY

3.50%	06/20/48	1,996,184	1,724,456

Government National Mortgage Association REMICS Series 2018-78, Class NZ

3.50%	06/20/48	5,824,156	4,930,533

Government National Mortgage Association REMICS Series 2018-97, Class DZ

3.50%	07/20/48	2,824,142	2,334,552

Government National Mortgage Association REMICS Series 2019-90, Class SJ (I/O)

0.67% (-1 mo. USD Term SOFR + 5.986%) (2)	07/20/49	9,526,065	789,023

Government National Mortgage Association, TBA

2.50% (7)	12/01/51	20,050,000	16,443,658

5.00% (7)	06/01/53	39,400,000	37,719,628

5.50% (7)	07/01/53	3,900,000	3,825,934

5.50% (7)	07/01/53	11,725,000	11,477,869

4.50% (7)	05/01/53	40,300,000	37,551,789

Uniform Mortgage-Backed Security, TBA

2.00% (7)	12/01/51	95,975,000	72,481,597

2.50% (7)	12/01/51	46,775,000	37,013,179

3.00% (7)	02/01/52	42,375,000	35,002,722

3.50% (7)	03/01/52	21,350,000	18,401,493

4.00% (7)	05/01/52	107,875,000	96,452,842

4.50% (7)	03/01/53	51,225,000	47,218,771

5.00% (7)	02/01/53	29,375,000	27,850,037

5.50% (7)	02/01/54	18,675,000	18,130,511

Total Residential Mortgage-Backed Securities — Agency

(Cost: $1,397,828,284)			1,253,510,140

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 28.4%

ABFC Trust Series 2007-WMC1, Class A2A

6.18% (1 mo. USD Term SOFR + 0.864%) (2)	06/25/37	9,029,415	6,989,135

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2C

5.95% (1 mo. USD Term SOFR + 0.634%) (2)	03/25/37	$10,630,441	$4,258,021

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D

6.19% (1 mo. USD Term SOFR + 0.874%) (2)	03/25/37	5,713,749	2,175,088

Argent Securities Trust Series 2006-W4, Class A2C

5.75% (1 mo. USD Term SOFR + 0.434%) (2)	05/25/36	16,561,858	4,018,230

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M2

6.12% (1 mo. USD Term SOFR + 0.804%) (2)	11/25/35	7,603,398	6,340,111

Banc of America Funding Trust Series 2004-B, Class 3A1

4.39% (4),(8)	12/20/34	138,800	109,643

Banc of America Funding Trust Series 2006-3, Class 4A14

6.00% (8)	03/25/36	240,381	187,004

Banc of America Funding Trust Series 2006-3, Class 5A3

5.50% (8)	03/25/36	976,400	832,773

Banc of America Funding Trust Series 2006-D, Class 2A1

3.50% (4),(8)	05/20/36	43,929	38,205

Banc of America Funding Trust Series 2006-D, Class 3A1

4.56% (4),(8)	05/20/36	1,257,027	1,148,109

Bear Stearns ALT-A Trust Series 2005-2, Class 2A4

4.12% (4)	04/25/35	1,051	939

Bear Stearns ALT-A Trust Series 2005-4, Class 23A1

5.26% (4)	05/25/35	1,846,382	1,766,658

Bear Stearns ALT-A Trust Series 2006-4, Class 32A1

4.27% (4),(8)	07/25/36	291,293	139,222

Bear Stearns ARM Trust Series 2004-12, Class 1A1

5.55% (4)	02/25/35	174,596	158,726

Bear Stearns ARM Trust Series 2005-10, Class A3

5.97% (4)	10/25/35	1,203,381	1,123,702

Bear Stearns ARM Trust Series 2006-2, Class 2A1

4.18% (4),(8)	07/25/36	611,726	514,677

Bear Stearns ARM Trust Series 2007-1, Class 2A1

5.70% (4),(8)	02/25/47	97,775	81,689

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3

5.50% (4)	09/25/35	677,518	610,487

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A4

5.40% (4)	09/25/35	1,448,649	1,304,112

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1

5.87% (1 mo. USD Term SOFR + 0.554%) (2)	08/25/36	$8,255,956	$7,410,478

Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1

5.79% (1 mo. USD Term SOFR + 0.474%) (2)	10/25/36	246,778	211,891

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B

3.56%	02/25/37	2,163,142	1,276,620

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C

3.56%	02/25/37	7,440,792	4,272,598

C-BASS Trust Series 2006-CB9, Class A4

5.89% (1 mo. USD Term SOFR + 0.574%) (2)	11/25/36	11,386,150	5,094,010

Chase Mortgage Finance Trust Series 2006-A1, Class 2A1

5.12% (4),(8)	09/25/36	286,280	243,834

Chase Mortgage Finance Trust Series 2007-A1, Class 8A1

5.78% (4)	02/25/37	974,940	935,549

ChaseFlex Trust Series 2005-1, Class 1A5

6.50%	02/25/35	2,085,842	1,592,098

CHL Mortgage Pass-Through Trust Series 2005-HYB5, Class 4A1

5.66% (4)	09/20/35	8,420	7,219

CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1

4.75% (4)	09/25/47	3,300	2,475

CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1

3.73% (4),(8)	03/25/37	29,398	22,746

CIM Trust Series 2019-R3, Class A

2.63% (1),(4)	06/25/58	9,086,064	8,098,282

CIM Trust Series 2020-R1, Class A1

2.85% (1),(4)	10/27/59	17,792,601	15,259,664

CIM Trust Series 2020-R3, Class A1A

4.00% (1),(4)	01/26/60	12,096,619	11,200,096

CIM Trust Series 2020-R6, Class A1A

2.25% (1),(4)	12/25/60	10,306,105	8,878,269

CIM Trust Series 2020-R7, Class A1A

2.25% (1),(4)	12/27/61	16,118,025	13,898,190

CIM Trust Series 2021-NR2, Class A1

5.57% (1)	07/25/59	10,259,592	10,118,513

CIM Trust Series 2021-NR3, Class A1

5.57% (1)	06/25/57	4,618,633	4,557,626

CIM Trust Series 2021-R3, Class A1A

1.95% (1),(4)	06/25/57	12,087,410	10,583,844

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CIM Trust Series 2023-NR1, Class A1

6.00% (1)	06/25/62	$11,887,509	$11,668,981

CIM Trust Series 2023-NR2, Class A1

6.00% (1)	06/25/62	7,889,849	7,710,805

CIM Trust Series 2023-R1, Class A1A

5.40% (1),(4)	04/25/62	7,349,131	6,951,464

CIM Trust Series 2023-R1, Class A1B

5.40% (1),(4)	04/25/62	13,400,000	11,336,314

Citigroup Mortgage Loan Trust, Inc. Series 2006-AR5, Class 1A1A

5.64% (4),(8)	07/25/36	1,534,991	1,091,592

Citigroup Mortgage Loan Trust, Inc. Series 2007-12, Class 2A1

6.50% (1),(4),(8)	10/25/36	2,162,804	1,103,759

CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A6

6.00% (8)	05/25/37	7,373,996	6,469,477

Conseco Finance Corp. Series 1999-2, Class A7

6.44%	12/01/30	667,160	665,778

Conseco Finance Securitizations Corp. Series 2000-4, Class A5

7.97%	05/01/32	45,277,023	7,950,478

Countrywide Alternative Loan Trust Series 2005-84, Class 1A1

4.76% (4)	02/25/36	82,613	76,046

Countrywide Alternative Loan Trust Series 2005-J1, Class 2A1

5.50%	02/25/25	610	610

Countrywide Alternative Loan Trust Series 2007-19, Class 1A34

6.00%	08/25/37	11,221,649	5,386,715

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-11, Class 1A1

6.50% (8)	12/25/35	1,451,547	690,031

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-12, Class 1A1

6.50%	01/25/36	6,002,942	1,423,920

CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1

6.00%	10/25/21	609,368	166,059

CSMC Mortgage-Backed Trust Series 2006-9, Class 5A1

5.50%	11/25/36	64,637	1

CSMC Trust Series 2021-NQM5, Class A1

0.94% (1),(4)	05/25/66	3,988,359	3,123,460

CSMC Trust Series 2021-RP11, Class A1 (I/O)

1.51% (1),(4),(9),(10)	10/25/61	11,076,607	621,588

CSMC Trust Series 2021-RP11, Class B1

3.76% (1),(4)	10/25/61	2,355,654	1,179,367

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CSMC Trust Series 2022-RPL1, Class A1 (I/O)

0.49% (1),(4),(9),(10)	04/25/61	$9,978,902	$166,566

CSMC Trust Series 2022-RPL1, Class B1

4.64% (1),(4)	04/25/61	2,117,379	1,266,270

CSMCM Trust Series 2021-RP11, Class CERT

3.78% (1)	10/27/61	533,678	409,632

CSMCM Trust Series 2022-RPL1, Class CERT

4.23% (1)	04/25/61	510,878	425,658

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6

5.81% (1 mo. USD Term SOFR + 0.494%) (2)	02/25/37	147,063	124,323

DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A

6.01% (1 mo. USD Term SOFR + 0.694%) (2)	10/19/45	1,551,285	1,357,800

DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A

5.57% (1 mo. USD Term SOFR + 0.254%) (2)	03/19/37	3,900,090	3,191,486

Fieldstone Mortgage Investment Trust Series 2007-1, Class 2A2

5.98% (1 mo. USD Term SOFR + 0.384%) (2)	04/25/47	2,383,555	1,695,514

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C

5.75% (1 mo. USD Term SOFR + 0.434%) (2)	12/25/37	8,999,987	7,946,182

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C

5.71% (1 mo. USD Term SOFR + 0.394%) (2)	01/25/38	3,055,564	1,579,628

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D

5.87% (1 mo. USD Term SOFR + 0.554%) (2)	01/25/38	14,955,747	7,731,637

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1

5.71% (1 mo. USD Term SOFR + 0.394%) (2)	03/25/37	31,587,370	15,840,709

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C

5.73% (1 mo. USD Term SOFR + 0.414%) (2)	03/25/37	$34,083,649	$16,471,414

GS Mortgage-Backed Securities Trust Series 2022-PJ6, Class A3

2.50% (1),(4)	01/25/53	5,478,148	4,229,088

GSAA Trust Series 2005-7, Class AF5

5.11%	05/25/35	41,138	39,040

GSR Mortgage Loan Trust Series 2004-9, Class 3A1

4.94% (4)	08/25/34	960,040	883,487

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2

5.95% (1 mo. USD Term SOFR + 0.634%) (2)	08/25/46	$42,649,434	$10,285,325

GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1

5.03% (4)	05/25/37	1,459,889	814,905

HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12

6.00% (8)	09/25/37	494,488	365,981

Impac CMB Trust Series 2005-1, Class 1A1

5.95% (1 mo. USD Term SOFR + 0.634%) (2),(8)	04/25/35	332,652	313,348

Impac CMB Trust Series 2005-5, Class A2

5.87% (1 mo. USD Term SOFR + 0.334%) (2),(8)	08/25/35	1,776,123	1,613,209

Impac Secured Assets Trust Series 2006-3, Class A1

5.77% (1 mo. USD Term SOFR + 0.454%) (2)	11/25/36	3,046,800	2,711,825

IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1

3.42% (4)	11/25/37	1,471,328	1,193,476

IndyMac INDX Mortgage Loan Trust Series 2004-AR9, Class 4A

5.02% (4)	11/25/34	144,943	131,105

IndyMac INDX Mortgage Loan Trust Series 2005-AR23, Class 2A1

4.56% (4)	11/25/35	1,509,182	1,187,581

IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1

3.68% (4)	12/25/35	1,136,635	918,047

IndyMac INDX Mortgage Loan Trust Series 2005-AR7, Class 2A1

3.29% (4)	06/25/35	749,352	599,585

IndyMac INDX Mortgage Loan Trust Series 2006-AR39, Class A1

5.79% (1 mo. USD Term SOFR + 0.474%) (2)	02/25/37	4,074,900	3,403,144

IndyMac INDX Mortgage Loan Trust Series 2006-AR6, Class 2A1A

5.83% (1 mo. USD Term SOFR + 0.514%) (2)	06/25/46	6,507,228	5,260,179

IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1

3.11% (4)	06/25/37	11,229	9,509

JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1

4.41% (4)	05/25/36	2,950,002	1,704,723

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Alternative Loan Trust Series 2006-A4, Class A8

4.07% (4),(8)	09/25/36	$184,029	$204,157

JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF4

5.76%	10/25/36	3,556,931	2,116,565

JPMorgan Mortgage Acquisition Trust Series 2006-WMC4, Class A3

5.55% (1 mo. USD Term SOFR + 0.234%) (2)	12/25/36	24,410,972	12,326,023

JPMorgan Mortgage Trust Series 2005-A6, Class 7A1

5.04% (4)	08/25/35	84,192	68,391

JPMorgan Mortgage Trust Series 2006-A2, Class 5A3

6.09% (4)	11/25/33	271,766	265,148

JPMorgan Mortgage Trust Series 2006-A4, Class 1A4

4.66% (4)	06/25/36	175,502	127,149

JPMorgan Mortgage Trust Series 2006-A7, Class 2A4R

4.37% (4),(8)	01/25/37	7,123	5,357

JPMorgan Mortgage Trust Series 2006-S2, Class 2A2

5.88%	06/25/21	26,498	—

JPMorgan Mortgage Trust Series 2022-INV1, Class A8

3.00% (1),(4)	03/25/52	6,674,888	5,041,593

JPMorgan Mortgage Trust Series 2024-3, Class A8

3.00% (1),(4)	05/25/54	10,800,000	8,140,156

JPMortgage Trust Series 2021-4, Class A8

2.50% (1),(4)	08/25/51	10,544,878	7,909,102

Lehman Mortgage Trust Series 2006-4, Class 4A1

6.00%	08/25/21	518,790	347,214

Lehman XS Trust Series 2006-10N, Class 1A3A

5.85% (1 mo. USD Term SOFR + 0.534%) (2)	07/25/46	5,866,404	5,273,881

Lehman XS Trust Series 2006-12N, Class A31A

5.83% (1 mo. USD Term SOFR + 0.514%) (2)	08/25/46	1,714,509	1,638,895

LHOME Mortgage Trust Series 2021-RTL3, Class A1

3.36% (1)	09/25/26	6,137,373	6,099,992

MASTR Alternative Loan Trust Series 2005-4, Class 1A1

6.50%	05/25/35	3,959,294	3,205,666

MASTR Alternative Loan Trust Series 2006-2, Class 2A1

5.83% (1 mo. USD Term SOFR + 0.514%) (2),(9)	03/25/36	65,446	6,999

MASTR Asset Securitization Trust Series 2006-3, Class 2A1

5.88% (1 mo. USD Term SOFR + 0.564%) (2)	10/25/36	28,197	5,287

MASTR Asset-Backed Securities Trust Series 2006-AB1, Class A4

6.22%	02/25/36	179,481	145,777

MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1

6.22% (4)	10/25/32	3,071	2,961

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A2C

5.89% (1 mo. USD Term SOFR + 0.574%) (2)	01/25/37	$1,465,664	$446,413

Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3

5.75% (1 mo. USD Term SOFR + 0.434%) (2)	01/25/37	753,937	233,721

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2B

5.77% (1 mo. USD Term SOFR + 0.454%) (2)	04/25/37	32,545,465	12,770,453

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C

5.93% (1 mo. USD Term SOFR + 0.614%) (2)	04/25/37	18,161,921	7,164,851

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2D

6.11% (1 mo. USD Term SOFR + 0.794%) (2)	04/25/37	4,637,168	1,836,337

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C

5.91% (1 mo. USD Term SOFR + 0.594%) (2)	05/25/37	4,103,838	3,022,555

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B

5.69% (1 mo. USD Term SOFR + 0.374%) (2)	06/25/37	781,577	769,236

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3

5.75% (1 mo. USD Term SOFR + 0.434%) (2)	07/25/37	11,165,649	9,841,330

Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1

7.43% (1 yr. CMT + 2.400%) (2),(8)	08/25/36	444,501	382,760

Mid-State Capital Corp. Trust Series 2005-1, Class A

5.75%	01/15/40	831,767	817,228

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC8, Class M2

6.39% (1 mo. USD Term SOFR + 1.074%) (2)	09/25/34	366,485	360,744

Morgan Stanley Home Equity Loan Trust Series 2006-2, Class A4

5.99% (1 mo. USD Term SOFR + 0.674%) (2)	02/25/36	197,133	195,012

Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A6

6.26%	01/25/47	2,057,895	608,030

Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 2A1

5.67% (1 mo. USD Term SOFR + 0.354%) (2)	04/25/37	2,623,962	713,324

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MortgageIT Trust Series 2005-4, Class A1

5.99% (1 mo. USD Term SOFR + 0.674%) (2)	10/25/35	$420,111	$417,253

Oakwood Mortgage Investors, Inc. Series 1999-E, Class A1

7.61% (4)	03/15/30	4,970,077	2,647,871

Ownit Mortgage Loan Trust Series 2006-6, Class A2C

5.75% (1 mo. USD Term SOFR + 0.434%) (2)	09/25/37	13,916,718	5,799,601

PRET LLC Series 2022-RN1, Class A1

3.72% (1)	07/25/51	7,455,404	7,300,171

PRKCM Trust Series 2021-AFC2, Class A1

2.07% (1),(4)	11/25/56	5,477,092	4,566,743

PRPM LLC Series 2021-9, Class A1

2.36% (1)	10/25/26	6,296,552	6,090,599

PRPM LLC Series 2022-1, Class A1

3.72% (1)	02/25/27	11,508,287	11,268,128

PRPM LLC Series 2022-3, Class A1

5.56% (1)	06/25/27	14,392,324	14,216,330

RAAC Trust Series 2005-SP1, Class 4A1

7.00%	09/25/34	750,112	581,574

Residential Accredit Loans, Inc. Trust Series 2005-QA13, Class 2A1

5.30% (4),(8)	12/25/35	353,317	301,615

Residential Accredit Loans, Inc. Trust Series 2005-QA7, Class A21

5.15% (4),(8)	07/25/35	860,342	804,100

Residential Accredit Loans, Inc. Trust Series 2005-QA8, Class CB21

5.20% (4),(8)	07/25/35	2,430,975	1,344,526

Residential Accredit Loans, Inc. Trust Series 2006-QA1, Class A21

5.25% (4),(8)	01/25/36	8,933	6,398

Residential Accredit Loans, Inc. Trust Series 2006-QA2, Class 1A1

5.68% (1 mo. USD Term SOFR + 0.364%) (2),(8)	02/25/36	10,421	7,073

Residential Accredit Loans, Inc. Trust Series 2006-QS10, Class AV (I/O)

0.55% (4),(9)	08/25/36	16,872,103	295,171

Residential Accredit Loans, Inc. Trust Series 2006-QS5, Class A5

6.00% (8)	05/25/36	1,934,356	1,521,656

Residential Accredit Loans, Inc. Trust Series 2006-QS6, Class 1AV (I/O)

0.77% (4),(9)	06/25/36	23,041,747	471,784

Residential Accredit Loans, Inc. Trust Series 2006-QS7, Class AV (I/O)

0.72% (4),(9)	06/25/36	4,638,150	78,742

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Residential Accredit Loans, Inc. Trust Series 2007-QS1, Class 2AV (I/O)

0.17% (4),(9)	01/25/37	$1,189,265	$5,868

Residential Accredit Loans, Inc. Trust Series 2007-QS2, Class AV (I/O)

0.30% (4),(9)	01/25/37	8,125,549	76,027

Residential Accredit Loans, Inc. Trust Series 2007-QS3, Class AV (I/O)

0.35% (4),(9)	02/25/37	37,757,244	468,711

Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 3AV (I/O)

0.36% (4),(9)	03/25/37	4,443,455	48,806

Residential Accredit Loans, Inc. Trust Series 2007-QS5, Class AV (I/O)

0.28% (4),(9)	03/25/37	5,614,387	65,613

Residential Accredit Loans, Inc. Trust Series 2007-QS6, Class A45

5.75% (8)	04/25/37	1,282,910	989,407

Residential Accredit Loans, Inc. Trust Series 2007-QS8, Class AV (I/O)

0.43% (4),(9)	06/25/37	9,187,154	158,557

Residential Asset Securitization Trust Series 2007-A3, Class 1A4

5.75%	04/25/37	2,282,003	1,011,414

RFMSI Trust Series 2005-SA5, Class 2A

5.07% (4),(8)	11/25/35	7,027	5,944

RFMSI Trust Series 2006-S9, Class A3 (PAC)

5.75% (8)	09/25/36	287,912	209,966

RFMSI Trust Series 2007-S2, Class A9

6.00% (8)	02/25/37	2,845,178	2,116,676

RFMSI Trust Series 2007-SA2, Class 2A2

5.39% (4),(8)	04/25/37	8,375	6,789

Roc Mortgage Trust Series 2021-RTL1, Class A1

3.49% (1),(4)	08/25/26	9,249,130	9,222,073

Saxon Asset Securities Trust Series 2007-2, Class A2C

5.67% (1 mo. USD Term SOFR + 0.354%) (2)	05/25/47	10,013,031	6,880,364

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2

2.85%	01/25/36	2,665,061	2,108,052

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2C

6.11% (1 mo. USD Term SOFR + 0.794%) (2)	02/25/37	7,338,295	3,010,161

Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B

5.71% (1 mo. USD Term SOFR + 0.394%) (2)	01/25/37	11,022,119	9,247,215

Sequoia Mortgage Trust Series 2003-8, Class A1

6.07% (1 mo. USD Term SOFR + 0.754%) (2)	01/20/34	226,863	217,868

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Soundview Home Loan Trust Series 2007-OPT3, Class 2A4

5.68% (1 mo. USD Term SOFR + 0.364%) (2)	08/25/37	$4,000,000	$3,526,564

STARM Mortgage Loan Trust Series 2007-1, Class 1A1

6.18% (4)	02/25/37	1,336,110	644,253

STARM Mortgage Loan Trust Series 2007-2, Class 2A1

5.57% (4)	04/25/37	86,685	49,786

STARM Mortgage Loan Trust Series 2007-3, Class 1A1

5.68% (4)	06/25/37	2,271	1,412

Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A

5.58% (4)	09/25/34	341,236	327,825

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A

6.37% (4)	10/25/34	761,810	740,806

Structured Adjustable Rate Mortgage Loan Trust Series 2006-2, Class 5A1

5.22% (4),(8)	03/25/36	195,214	145,920

Structured Adjustable Rate Mortgage Loan Trust Series 2006-5, Class 1A1

5.19% (4),(8)	06/25/36	1,322,287	1,186,710

Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A5

5.87% (1 mo. USD Term SOFR + 0.554%) (2)	09/25/47	11,665,755	9,960,648

Towd Point Mortgage Trust Series 2018-2, Class B1

3.76% (1),(4)	03/25/58	13,050,000	10,681,924

WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1

5.34% (4)	01/25/35	2,005,563	1,890,184

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1

4.72% (4)	12/25/35	333,777	295,717

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR18, Class 1A1

5.02% (4)	01/25/36	724,515	636,953

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR11, Class 1A

6.05% (1 yr. MTA + 0.960%) (2),(8)	09/25/46	1,829,541	1,417,970

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR17, Class 1A1A

4.39% (1 yr. MTA + 0.810%) (2)	12/25/46	1,850,770	1,530,331

Washington Mutual Asset-Backed Certificates WMABS Trust Series 2006-HE1, Class 2A4

5.99% (1 mo. USD Term SOFR + 0.674%) (2)	04/25/36	283,980	282,962

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A1

5.53% (1 mo. USD Term SOFR + 0.214%) (2)	02/25/37	$15,285,132	$4,412,800

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-1, Class 3A2

5.75% (8)	02/25/36	458,555	400,018

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-5, Class 1A1

6.00% (1 mo. USD Term SOFR + 0.714%) (2),(8)	07/25/36	998,315	661,223

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1

6.58% (4)	11/25/30	15,256	15,167

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3

6.07% (1 mo. USD Term SOFR + 0.754%) (2)	03/25/37	5,521,000	4,908,738

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11, Class A6

5.71% (4),(8)	08/25/36	811,249	739,736

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $578,598,278)			527,066,154

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6% (Cost: $32,115,563)

Federal National Mortgage Association

1.55%	08/24/35	43,500,000	29,830,734

U.S. TREASURY SECURITIES — 1.0%

U.S. Treasury Bonds

4.25%	02/15/54	2,150,000	1,968,102

U.S. Treasury Notes

4.00%	02/15/34	5,695,000	5,392,906

4.63%	04/30/29	10,575,000	10,534,931

Total U.S. Treasury Securities

(Cost: $17,917,428)			17,895,939

Total Fixed Income Securities

(Cost: $2,561,656,382)			2,254,251,584

		Shares

MONEY MARKET INVESTMENTS — 3.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.25% (11)		57,710,482	57,710,482

Total Money Market Investments

(Cost: $57,710,482)			57,710,482

Issues	Maturity Date	Principal Amount	Value

SHORT TERM INVESTMENTS — 1.3%

U.S. Treasury Securities — 1.3% (Cost: $23,760,915)

U.S. Treasury Bills

5.25% (12)	07/09/24	$24,000,000	$23,757,790

Total Investments (126.1%)

(Cost: $2,643,127,779)			2,335,719,856

Liabilities In Excess Of Other Assets (-26.1%)			(482,709,893)

Net Assets (100.0%)			$1,853,009,963

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2024

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
993	U.S. Ultra Long Bond Futures	06/18/24	$125,792,100	$118,725,562	$(7,066,538)
1,246	5-Year U.S. Treasury Note Futures	06/28/24	132,722,774	130,508,766	(2,214,008)
927	2-Year U.S. Treasury Note Futures	06/28/24	189,625,496	187,862,344	(1,763,152)

			$448,140,370	$437,096,672	$(11,043,698)

Short Futures
852	10-Year U.S. Treasury Note Futures	06/18/24	(96,861,037)	$(93,906,375)	$2,954,662

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (13)
Citibank N.A.	GBP	817,000	07/12/24	$1,037,990	$1,023,403	$14,587

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
GBP	British Pound Sterling.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $610,683,129 or 33.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2024.
(3)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Security is not accruing interest.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2024, the value of these securities amounted to $1,028,132 or 0.1% of net assets.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(10)	Restricted security (Note 11).
(11)	Rate disclosed is the 7-day net yield as of April 30, 2024.
(12)	Rate shown represents yield-to-maturity.
(13)	Fund buys foreign currency, sells U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Agency	67.7%
Residential Mortgage-Backed Securities — Non-Agency	28.4
Commercial Mortgage-Backed Securities — Non-Agency	13.2
Asset-Backed Securities	9.6
Money Market Investments	3.1
U.S. Treasury Securities	2.3
U.S. Government Agency Obligations	1.6
Commercial Mortgage-Backed Securities — Agency	0.2
Other*	(26.1)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$1,253,510,140	$—	$1,253,510,140
Residential Mortgage-Backed Securities — Non-Agency	—	524,601,722	2,464,432	527,066,154
Commercial Mortgage-Backed Securities — Non-Agency	—	244,262,843	—	244,262,843
Asset-Backed Securities	—	177,779,971	—	177,779,971
U.S. Government Agency Obligations	—	29,830,734	—	29,830,734
U.S. Treasury Securities	17,895,939	—	—	17,895,939
Commercial Mortgage-Backed Securities — Agency	—	3,905,803	—	3,905,803

Total Fixed Income Securities	17,895,939	2,233,891,213	2,464,432	2,254,251,584

Money Market Investments	57,710,482	—	—	57,710,482
Short-Term Investments	23,757,790	—	—	23,757,790

Total Investments	$99,364,211	$2,233,891,213	$2,464,432	$2,335,719,856

Asset Derivatives
Futures Contracts
Interest Rate Risk	2,954,662	—	—	2,954,662
Forward Currency Exchange Contracts
Foreign Currency Risk	—	14,587	—	14,587

Total Investments	$102,318,873	$2,233,905,800	$2,464,432	$2,338,689,105

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(11,043,698)	$—	$—	$(11,043,698)

Total	$(11,043,698)	$—	$—	$(11,043,698)

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2024

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)	TCW Global Bond Fund
ASSETS
Investments, at Value (2)	$1,086,161,858	$10,222,083	$21,593,891
Investment in Affiliated Issuers, at Value	—	—	329,741	(3)
Foreign Currency, at Value	794	—	1,704	(4)
Cash	14,870,000	—	—
Receivable for Sale of When-Issued Securities	26,010,094	—	26,586
Receivable for Fund Shares Sold	634,976	2,752	142
Interest and Dividends Receivable	4,705,197	55,541	154,205
Receivable from Investment Advisor	54,194	22,726	17,557
Unrealized Appreciation on Forward Currency Exchange Contracts	300,144	—	63,051
Cash Collateral Held for Brokers	7,054,682	—	96,604
Receivable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	80,905	—	—
Cash Collateral on Deposit	—	1,586,000	—
Prepaid Expenses	56,781	29,186	23,343

Total Assets	1,139,929,625	11,918,288	22,306,824

LIABILITIES
Distributions Payable	161,680	—	1,460
Payable for Securities Purchased	16,804,595	25,000	110,049
Payable for Purchase of When-Issued Securities	186,297,595	—	2,910,828
Payable for Fund Shares Redeemed	1,495,901	—	11,785
Disbursements in Excess of Available Cash	—	—	236
Accrued Directors’ Fees and Expenses	16,750	16,955	16,956
Deferred Accrued Directors’ Fees and Expenses	761	761	761
Accrued Management Fees	335,002	4,942	8,433
Accrued Distribution Fees	31,231	936	1,876
Interest Payable on Swap Agreements	—	571	—
Payable for Daily Variation Margin on Open Futures Contracts	444,566	4,104	14,245
Payable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	—	—	531
Open Swap Agreements, at Value	—	137,995	—
Collateral Pledged by Brokers	310,000	—	—
Unrealized Depreciation on Forward Currency Exchange Contracts	12,989	—	108,418
Transfer Agent Fees Payable	181,565	18,530	4,943
Administration Fee Payable	107,552	13,987	—
Audit Fees Payable	53,975	23,987	42,928
Accounting Fees Payable	144,046	54,885	—
Custodian Fees Payable	108,693	87,714	6,802
Legal Fees Payable	—	360	25
Other Accrued Expenses	18,375	22,950	9,138

Total Liabilities	206,525,276	413,677	3,249,414

NET ASSETS	$933,404,349	$11,504,611	$19,057,410

NET ASSETS CONSIST OF:
Paid-in Capital	$1,217,851,537	$17,442,557	$23,601,941
Accumulated Earnings (Loss)	(284,447,188)	(5,937,946)	(4,544,531)

NET ASSETS	$933,404,349	$11,504,611	$19,057,410

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$661,832,776	$7,324,546	$10,581,957

N Class Share	$139,939,056	$4,180,065	$8,475,453

Plan Class Share	$131,632,517	$—	$—

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	70,904,027	1,243,653	1,336,749

N Class Share	15,028,506	709,377	1,070,827

Plan Class Share	14,029,668	—	—

NET ASSET VALUE PER SHARE: (6)
I Class Share	$9.33	$5.89	$7.92

N Class Share	$9.31	$5.89	$7.91

Plan Class Share	$9.38	$—	$—

(1)	Consolidated Statement of Assets and Liabilities (See Note 2).
(2)

The identified cost for the TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund at April 30, 2024 was $1,146,645,098, $10,488,681 and $23,341,865, respectively.

(3)	The identified cost for the TCW Global Bond Fund at April 30, 2024 was $369,648.
(4)	The identified cost for the TCW Core Fixed Income Fund and the TCW Global Bond Fund at April 30, 2024 was $47 and $1,752, respectively.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2024

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
ASSETS
Investments, at Value (1)	$45,702,917	$9,007,977	$2,335,719,856
Cash	—	78,425	8,502
Receivable for Securities Sold	295,906	59,876	20,757
Receivable for Sale of When-Issued Securities	—	120,670	51,268,808
Receivable for Fund Shares Sold	7,335	50	2,612,424
Interest and Dividends Receivable	594,070	29,067	8,279,686
Receivable from Investment Advisor	12,415	15,324	184,309
Unrealized Appreciation on Forward Currency Exchange Contracts	26,253	86	14,587
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—	4,260	—
Cash Collateral Held for Brokers	130,000	68,000	16,379,798
Prepaid Expenses	24,936	14,453	59,537

Total Assets	46,793,832	9,398,188	2,414,548,264

LIABILITIES
Distributions Payable	4,109	541	2,893,622
Payable for Securities Purchased	693,763	137,538	18,979,148
Payable for Purchase of When-Issued Securities	—	1,979,418	530,409,894
Unfunded Loan Payable	9,524	—	—
Payable for Fund Shares Redeemed	84,535	2,007	5,350,030
Accrued Directors’ Fees and Expenses	16,948	16,958	16,457
Deferred Accrued Directors’ Fees and Expenses	761	761	761
Accrued Management Fees	18,439	2,287	666,173
Accrued Distribution Fees	1,560	—	77,134
Payable for Daily Variation Margin on Open Futures Contracts	13,229	—	1,197,642
Collateral Pledged by Brokers	—	—	30,000
Transfer Agent Fees Payable	13,751	3,700	506,745
Administration Fee Payable	—	—	295,862
Audit Fees Payable	49,748	71,445	163,411
Accounting Fees Payable	1,196	—	407,670
Custodian Fees Payable	12,880	—	296,021
Legal Fees Payable	—	94	—
Other Accrued Expenses	5,789	3,741	247,731

Total Liabilities	926,232	2,218,490	561,538,301

NET ASSETS	$45,867,600	$7,179,698	$1,853,009,963

NET ASSETS CONSIST OF:
Paid-in Capital	$54,884,773	$7,973,456	$2,772,999,797
Accumulated Earnings (Loss)	(9,017,173)	(793,758)	(919,989,834)

NET ASSETS	$45,867,600	$7,179,698	$1,853,009,963

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$39,348,835	$7,179,698	$1,504,691,523

N Class Share	$6,518,765	$—	$344,220,783

Plan Class Share	$—	$—	$4,097,657

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	6,583,359	874,856	198,235,846

N Class Share	1,083,800	—	43,953,588

Plan Class Share	—	—	537,141

NET ASSET VALUE PER SHARE: (3)
I Class Share	$5.98	$8.21	$7.59

N Class Share	$6.01	$—	$7.83

Plan Class Share	$—	$—	$7.63

(1)	The identified cost for the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2024 was $47,796,088, $9,227,450 and $2,643,127,779, respectively.
(2)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2024

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)	TCW Global Bond Fund
INVESTMENT INCOME
Income:
Dividends	$841,600	$50,575	$8,226
Dividends from Investment in Affiliated Issuers	—	—	10,879
Interest	21,532,971	326,405	466,589 (2)

Total	22,374,571	376,980	485,694

Expenses:
Management Fees	2,012,283	66,076	47,026
Accounting Services Fees	54,703	18,447	836
Administration Fees	48,631	4,831	710
Transfer Agent Fees:
I Class	236,454	10,817	3,764
N Class	87,925	7,097	4,301
Plan Class	7,540	—	—
Custodian Fees	52,926	35,694	13,267
Professional Fees	65,620	21,063	33,734
Directors’ Fees and Expenses	23,198	23,198	23,198
Registration Fees:
I Class	13,953	7,696	7,205
N Class	8,719	7,723	7,192
Plan Class	8,616	—	—
Distribution Fees:
N Class	186,514	6,117	10,738
Compliance Expense	582	582	582
Shareholder Reporting Expense	3,940	1,383	954
Other	41,807	3,857	2,826

Total	2,853,411	214,581	156,333

Less Expenses Borne by Investment Advisor:
I Class	(135,036)	(99,970)	(47,167)
N Class	(157,368)	(62,371)	(47,336)
Plan Class	(31,883)	—	—

Net Expenses	2,529,124	52,240	61,830

Net Investment Income	19,845,447	324,740	423,864

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	2,877,009	(131,921)	(160,866)
Investments in Affiliated Issuers	—	—	(91,281)
Foreign Currency	14,095	—	6,591
Forward Currency Exchange Contracts	(461,963)	—	(135,517)
Futures Contracts	(803,755)	(51,387)	(30,949)
Options Written	—	—	593
Swap Agreements	75,005	(878,505)	(2,742)
Change in Unrealized Appreciation (Depreciation) on:
Investments	38,228,122	426,179	895,524
Foreign Currency	4,489	—	1,521
Forward Currency Exchange Contracts	329,800	—	(36,675)
Futures Contracts	(1,797,846)	14,684	(99,245)
Investments in Affiliated Issuers	—	—	131,489
Options Written	—	—	(948)
Swap Agreements	(337,564)	134,995	9,448
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	38,127,392	(485,955)	486,943

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,972,839	$(161,215)	$910,807

(1)	Consolidated Statement of Asset and Liabilities (See Note 2).
(2)	Net of foreign taxes withheld of $134 for the TCW Global Bond Fund.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2024

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
INVESTMENT INCOME
Income:
Dividends	$20,050	$14,190	$1,051,329
Interest	1,793,317	203,761	69,789,370

Total	1,813,367	217,951	70,840,699

Expenses:
Management Fees	118,545	14,874	4,506,176
Accounting Services Fees	5,840	461	148,592
Administration Fees	2,480	203	127,006
Transfer Agent Fees:
I Class	25,733	6,656	995,156
N Class	6,701	—	204,924
Plan Class	—	—	3,169
Custodian Fees	7,157	5,122	115,807
Professional Fees	11,474	42,550	167,721
Directors’ Fees and Expenses	23,198	23,198	23,198
Registration Fees:
I Class	7,599	9,023	15,556
N Class	7,557	—	12,378
Plan Class	—	—	7,374
Distribution Fees:
N Class	9,119	—	472,041
Compliance Expense	582	582	582
Shareholder Reporting Expense	2,617	—	8,277
Other	3,547	1,375	106,686

Total	232,149	104,044	6,914,643

Less Expenses Borne by Investment Advisor:
I Class	(59,754)	(85,345)	(733,796)
N Class	(18,399)	—	(254,313)
Plan Class	—	—	(10,909)

Net Expenses	153,996	18,699	5,915,625

Net Investment Income	1,659,371	199,252	64,925,074

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(886,363)	90,939	(20,157,936)
Foreign Currency	(240)	2	41,884
Forward Currency Exchange Contracts	(4,420)	56	(410,803)
Futures Contracts	(47,035)	3,669	340,344
Change in Unrealized Appreciation (Depreciation) on:
Investments	3,508,320	32,905	101,451,244
Foreign Currency	(177)	—	2,788
Forward Currency Exchange Contracts	27,363	86	13,430
Futures Contracts	(108,293)	(24,084)	20,489,249

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	2,489,155	103,573	101,770,200

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,148,526	$302,825	$166,695,274

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Core Fixed Income Fund		TCW Enhanced Commodity Strategy Fund(1)
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net Investment Income	$19,845,447	$43,975,538	$324,740	$1,008,447
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	1,700,391	(89,866,308)	(1,061,813)	(1,852,542)
Change in Unrealized Appreciation on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	36,427,001	43,978,185	575,858	(243,982)

Increase (Decrease) in Net Assets Resulting from Operations	57,972,839	(1,912,585)	(161,215)	(1,088,077)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(22,961,486)	(37,334,973)	(360,367)	(881,140)

NET CAPITAL SHARE TRANSACTIONS
I Class	(48,463,402)	(199,744,870)	(8,290,314)	(12,030,846)
N Class	(16,993,006)	(12,226,897)	(1,749,369)	(4,625,785)
Plan Class	(70,841,142)	122,792,145	—	—

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(136,297,550)	(89,179,622)	(10,039,683)	(16,656,631)

Decrease in Net Assets	(101,286,197)	(128,427,180)	(10,561,265)	(18,625,848)
NET ASSETS
Beginning of period	1,034,690,546	1,163,117,726	22,065,876	40,691,724

End of period	$933,404,349	$1,034,690,546	$11,504,611	$22,065,876

(1)	Consolidated Statement of Assets and Liabilities (See Note 2).

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Global Bond Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net Investment Income	$423,864	$788,506	$1,659,371	$3,456,716
Net Realized Loss on Investments, Futures Contracts, Options Written, Swap Contracts and Foreign Currency Transactions	(414,171)	(918,473)	(938,058)	(2,916,003)
Change in Unrealized Appreciation on Investments, Futures Contracts, Options Written, Foreign Currency Transactions and Swap Contracts	901,114	417,168	3,427,213	2,391,711

Increase in Net Assets Resulting from Operations	910,807	287,201	4,148,526	2,932,424

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(302,771)	(482,626)	(1,553,914)	(3,588,507)
Return of Capital	—	(143,424)	—	—

Total Distributions to Shareholders	(302,771)	(626,050)	(1,553,914)	(3,588,507)

NET CAPITAL SHARE TRANSACTIONS
I Class	415,224	1,381,823	(10,213,466)	(3,103,885)
N Class	232,540	378,629	(177,139)	(2,611,642)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	647,764	1,760,452	(10,390,605)	(5,715,527)

Increase (Decrease) in Net Assets	1,255,800	1,421,603	(7,795,993)	(6,371,610)
NET ASSETS
Beginning of period	17,801,610	16,380,007	53,663,593	60,035,203

End of period	$19,057,410	$17,801,610	$45,867,600	$53,663,593

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net Investment Income	$199,252	$239,423	$64,925,074	$151,304,125
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	94,666	(147,073)	(20,186,511)	(151,179,049)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency Transactions	8,907	223,360	121,956,711	(19,667,214)

Increase (Decrease) in Net Assets Resulting from Operations	302,825	315,710	166,695,274	(19,542,138)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(218,510)	(255,948)	(73,220,381)	(162,939,921)

NET CAPITAL SHARE TRANSACTIONS
I Class	(1,857,078)	623,198	(725,617,365)	(291,133,572)
N Class	—	—	(57,839,881)	(90,384,369)
Plan Class	—	—	1,582,640	1,155,401

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(1,857,078)	623,198	(781,874,606)	(380,362,540)

Increase (Decrease) in Net Assets	(1,772,763)	682,960	(688,399,713)	(562,844,599)
NET ASSETS
Beginning of period	8,952,461	8,269,501	2,541,409,676	3,104,254,275

End of period	$7,179,698	$8,952,461	$1,853,009,963	$2,541,409,676

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2024, the Company consisted of 16 no-load mutual funds (each series a “Fund” and collectively the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. The Fund may also invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Enhanced Commodity Strategy Fund	Seeks total return which exceeds that of its commodity benchmark by investing primarily in commodity-linked derivative instruments backed by a portfolio of fixed income instruments. The average duration of the fixed income instruments held by the Fund is not expected to exceed 3 years, under normal market conditions. The Fund may invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”). The Fund may invest up to 15% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 5% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 5% of its assets in emerging market securities.

TCW Global Bond Fund	Seeks total return by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets in securities of issuers located outside the United States. The Fund does not limit its investments to a particular credit or ratings category and may invest up to 35% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Funds, Inc.

April 30, 2024

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies

TCW High Yield Bond Fund	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in high yield/below investment grade bonds (commonly known as “junk bonds”). The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks) and bank loans of companies in the high yield universe. The Fund is expected to be reorganized into the TCW High Yield Bond ETF, a newly-created series of TCW ETF Trust, in September 2024.

TCW Short Term Bond Fund	Seeks to maximize current income by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of debt securities of varying maturities, including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers. The Fund may invest up to 10% of its net assets in below investment grade bonds (commonly known as “junk bonds”). Under normal market conditions, the portfolio managers seek to construct an investment portfolio with a dollar-weighted average duration of no more than two years.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. At least 50% of the Fund’s net assets will be invested in securitized obligations guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s Investors Service, Inc., AA- or higher by S&P Global Ratings or the equivalent by any other nationally recognized statistical organization; other obligations of the U.S. government or its agencies, instrumentalities or sponsored corporations; and money market instruments. Under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than eight years.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

All of the Funds currently offer two classes of shares: I Class and N Class, except for the TCW Short Term Bond Fund, which only offers I Class shares, and the TCW Core Fixed Income Fund and TCW Total Return Bond Fund, which also offer Plan Class shares. The three classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation: The TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the TCW Enhanced Commodity Strategy Fund (the “Parent”) in order to effect certain investments for the Parent consistent with the Parent’s investment objectives and policies as specified in its prospectus and statement of additional information. The accompanying financial statements are consolidated and include the accounts of the Subsidiary. The Parent’s investment in the Subsidiary will normally not exceed 25% of the value of the Parent’s total assets tested at the time of making an investment. The net assets of the Subsidiary at April 30, 2024 were $2,553,801 or 22.20% of the Parent’s consolidated net assets. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

TCW Funds, Inc.

April 30, 2024

Note 2 — Significant Accounting Policies (Continued)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

TCW Funds, Inc.

April 30, 2024

Note 2 — Significant Accounting Policies (Continued)

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of April 30, 2024 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW CORE FIXED INCOME FUND	ASSET-BACKED SECURITIES	TOTAL
Balance as of October 31, 2023	$3,702,701	$3,702,701
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	52,654	52,654
Purchases	—	—
Sales	(148,573)	(148,573)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of April 30, 2024	$3,606,782	$3,606,782

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2024 was $52,654 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW GLOBAL BOND FUND	COMMON STOCK	RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY	TOTAL
Balance as of October 31, 2023	$8,462	$53,009	$61,471
Accrued Discounts (Premiums)	—	14,943	14,943
Realized Gain (Loss)	(95)	—	(95)
Change in Unrealized Appreciation (Depreciation)*	4,233	(10,520)	(6,287)
Purchases	—	—	—
Sales	(1)	—	(1)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of April 30, 2024	$12,599	$57,432	$70,031

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2024 was $(6,287) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW TOTAL RETURN BOND FUND	RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY	TOTAL
Balance as of October 31, 2023	$1,717,528	1,717,528
Accrued Discounts (Premiums)	(99,315)	(99,315)
Realized Gain (Loss)	9,038	9,038
Change in Unrealized Appreciation (Depreciation)*	97,951	97,951
Purchases	792,304	792,304
Sales	(53,074)	(53,074)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of April 30, 2024	$2,464,432	2,464,432

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2024 was $97,951 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2024 are as follows:

Description	Fair Value at 4/30/2024	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Core Fixed Income Fund
Asset-Backed Securities	$3,606,782	Broker Quote	Offered Quote	$ 88.008	$88.008	Increase
TCW Global Bond Fund
Common Stock	$12,599	Third-Party Vendor	Vendor Prices	$ 36.626	$36.626	Increase
Residential Mortgage-Backed Securities — Non-Agency	$57,432	Third-Party Vendor	Vendor Prices	$ 4.588	$ 4.588	Increase
TCW High Yield Bond Fund
Common Stock	$0	Broker Quote	Offered Quote	$ 0.000	$ 0.000	Increase
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	$2,464,432	Third-Party Vendor	Vendor Prices	$ 0.493 – $10.695	$ 1.867	Increase

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

TCW Funds, Inc.

April 30, 2024

Note 2 — Significant Accounting Policies (Continued)

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

For the period ended April 30, 2024, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swap Agreements (1)	$—	$—	$—	$771,044	$771,044
Futures Contracts (2)	—	—	—	462,213	462,213
Forward Currency Exchange Contracts	—	—	300,144	—	300,144

Total Value	$—	$—	$300,144	$1,233,257	$1,533,401

Liability Derivatives
Forward Currency Exchange Contracts	$—	$—	$(12,989)	$—	$(12,989)
Futures Contracts (2)	—	—	—	(3,777,662)	(3,777,662)

Total Value	$—	$—	$(12,989)	$(3,777,662)	$(3,790,651)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$(461,963)	$—	$(461,963)
Futures Contracts	—	—	—	(803,755)	(803,755)
Swap Agreements	—	—	—	75,005	75,005

Net Realized Gain (Loss)	$—	$—	$(461,963)	$(728,750)	$(1,190,713)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$329,800	$—	$329,800
Futures Contracts	—	—	—	(1,797,846)	(1,797,846)
Swap Agreements	—	—	—	(337,564)	(337,564)

Net Change in Appreciation (Depreciation)	$—	$—	$329,800	$(2,135,410)	$(1,805,610)

Number of Contracts or Notional Amounts (5)
Forward Currency Exchange Contracts	$ —	$ —	$22,029,834	$ —	$22,029,834
Futures Contracts	—	—	—	2,152	2,152
Swap Agreements	$ —	$ —	$ —	$8,888,000	$8,888,000

TCW Funds, Inc.

April 30, 2024

Note 2 — Significant Accounting Policies (Continued)

TCW Enhanced Commodity Strategy Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (2)	$—	$786	$—	$—	$786

Total Value	$—	$786	$—	$—	$786

Liability Derivatives
Swap Agreements	$—	$(137,995)	$—	$—	$(137,995)

Total Value	$—	$(137,995)	$—	$—	$(137,995)

Statement of Operations:
Net Realized Gain (Loss)
Futures Contracts	$—	$(51,387)	$—	$—	$(51,387)
Swap Agreements	—	(878,505)	—	—	(878,505)

Net Realized Gain (Loss)	$—	$(929,892)	$—	$—	$(929,892)

Net Change in Appreciation (Depreciation)
Futures Contracts	—	(14,684)	—	—	(14,684)
Swap Agreements	—	134,995	—	—	134,995

Net Change in Appreciation (Depreciation)	$—	$120,311	$—	$—	$120,311

Number of Contracts or Notional Amounts (5)
Futures Contracts	—	25	—	—	25
Swap Agreements	$ —	$ 14,018,714	$ —	$ —	$14,018,714

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (2)	$—	$—	$—	$40,456	$40,456
Forward Currency Exchange Contracts	—	—	63,051	—	63,051

Total Value	$—	$—	$63,051	$40,456	$103,507

Liability Derivatives
Forward Currency Exchange Contracts	$—	$—	$(108,418)	$—	$(108,418)
Swap Agreements (1)	—	—	—	(2,347)	(2,347)
Futures Contracts (2)	—	—	—	(109,443)	(109,443)

Total Value	$—	$—	$(108,418)	$(111,790)	$(220,208)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$(135,517)	$—	$(135,517)
Futures Contracts (2)	—	—	—	(30,949)	(30,949)
Investments (3)	—	—	(385)	—	(385)
Options Written	—	—	593	—	593
Swap Agreements	—	—	—	(2,742)	(2,742)

Net Realized Gain (Loss)	$—	$—	$(135,309)	$(33,691)	$(169,000)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$(36,675)	$—	$(36,675)
Futures Contracts	—	—	—	(99,245)	(99,245)
Investments (4)	—	—	2,349	—	2,349
Options Written	—	—	(948)	—	(948)
Swap Agreements	—	—	—	9,448	9,448

Net Change in Appreciation (Depreciation)	$—	$—	$(35,274)	$(89,797)	$(125,071)

Number of Contracts or Notional Amounts (5)
Forward Currency Exchange Contracts	$ —	$ —	$9,303,485	$ —	$9,303,485
Options Purchased	$ —	$ —	$190,000	$ —	$190,000
Options Written	$ —	$ —	$190,000	$ —	$190,000
Futures Contracts	—	—	—	80	80
Swap Agreements	$ —	$ —	$ —	$440,000	$440,000

TCW Funds, Inc.

April 30, 2024

Note 2 — Significant Accounting Policies (Continued)

TCW High Yield Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (2)	$—	$—	$—	$50,166	$50,166
Forward Currency Exchange Contracts	—	—	26,253	—	26,253

Total Value	$—	$—	$26,253	$50,166	$76,419

Liability Derivatives
Futures Contracts (2)	$—	$—	$—	$(156,153)	$(156,153)

Total Value	$—	$—	$—	$(156,153)	$(156,153)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$(4,420)	$—	$(4,420)
Futures Contracts	—	—	—	(47,035)	(47,035)

Net Realized Gain (Loss)	$—	$—	$(4,420)	$(47,035)	$(51,455)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$27,363	$—	$27,363
Futures Contracts	—	—	—	(108,293)	(108,293)

Net Change in Appreciation (Depreciation)	$—	$—	$27,363	$(108,293)	$(80,930)

Number of Contracts or Notional Amounts (5)
Forward Currency Exchange Contracts	$ —	$ —	$1,317,510	$ —	$1,317,510
Futures Contracts	—	—	—	75	75

TCW Short Term Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (2)	$—	$—	$—	$42,280	$42,280
Forward Currency Exchange Contracts	—	—	86	—	86

Total Value	$—	$—	$86	$42,280	$42,366

Liability Derivatives
Futures Contracts (2)	$—	$—	$—	$(21,991)	$(21,991)

Total Value	$—	$—	$—	$(21,991)	$(21,991)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$56	$—	$56
Futures Contracts	—	—	—	3,669	3,669

Net Realized Gain (Loss)	$—	$—	$56	$3,669	$3,725

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$86	$—	$86
Futures Contracts	—	—	—	(24,084)	(24,084)

Net Change in Appreciation (Depreciation)	$—	$—	$86	$(24,084)	$(23,998)

Number of Contracts or Notional Amounts (5)
Forward Currency Exchange Contracts	$ —	$ —	$4,832	$ —	$4,832
Futures Contracts	—	—	—	27	27

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Total Return Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (2)	$—	$—	$—	$2,954,662	$2,954,662
Forward Currency Exchange Contracts	—	—	14,587	—	14,587

Total Value	$—	$—	$14,587	$2,954,662	$2,969,249

Liability Derivatives
Futures Contracts (2)	$—	$—	$—	$(11,043,698)	$(11,043,698)

Total Value	$—	$—	$—	$(11,043,698)	$(11,043,698)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$(410,803)	$—	$(410,803)
Futures Contracts	—	—	—	340,344	340,344

Net Realized Gain (Loss)	$—	$—	$(410,803)	$340,344	$(70,459)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$13,430	$—	$13,430
Futures Contracts	—	—	—	20,489,249	20,489,249

Net Change in Appreciation (Depreciation)	$—	$—	$13,430	$20,489,249	$20,502,679

Number of Contracts or Notional Amounts (5)
Forward Currency Exchange Contracts	$ —	$ —	$17,973,418	$ —	$17,973,418
Futures Contracts	—	—	—	4,853	4,853

(1)

Includes cumulative appreciation (depreciation) of swap agreements as reported in the Schedule of Investments. Only variation margin on April 30, 2024 is reported within the Statement of Assets and Liabilities.

(2)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2024 is reported within the Statement of Assets and Liabilities.

(3)	Represents realized loss for purchased options during the period.
(4)	Represents change in unrealized appreciation (depreciation) for purchased options during the period.
(5)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended on April 30, 2024.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing

TCW Funds, Inc.

April 30, 2024

Note 2 — Significant Accounting Policies (Continued)

broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to- market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following table presents TCW Core Fixed Income Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivative Assets (Liabilities) Available for Offset	Net Amount of Derivative Assets (2)
Citibank N.A.
Foreign Currency Exchange Contracts	$300,144	$(300,144)	$—	$—

Total	$300,144	$(300,144)	$—	$—

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

TCW Funds, Inc.

April 30, 2024

Note 2 — Significant Accounting Policies (Continued)

The following table presents TCW Core Fixed Income Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2024:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged (1)	Derivative (Assets) Liabilities Available for Offset	Net Amount of Derivative Liabilities (2)
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	12,989	—	—	12,989

Total	$12,989	$—	$—	$12,989

(1)	Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

The following table presents TCW Enhanced Commodity Strategy Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2024:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged (1)	Derivative (Assets) Liabilities Available for Offset	Net Amount of Derivative Liabilities (2)
Citigroup
Total Return Swaps	$137,995	$(137,995)	$—	$—

Total	$137,995	$(137,995)	$—	$—

(1)	Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

The following table presents TCW Global Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)		Derivative Assets (Liabilities) Available for Offset		Net Amount of Derivative Assets (2)
Bank of New York Mellon
Foreign Currency Exchange Contracts	$2,396	$		$		$2,396
Citibank N.A.
Foreign Currency Exchange Contracts	24,592		—		(19,244)	5,348
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	34,920		—		(8,587)	26,333
State Street Bank & Trust Co.
Foreign Currency Exchange Contracts	1,143		—		(1,143)	—

Total	$63,051		$—		$(28,974)	$34,077

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following table presents TCW Global Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2024:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Received (1)	Derivative (Assets) Liabilities Available for Offset	Net Amount of Derivative Assets (2)
Citibank N.A.
Foreign Currency Exchange Contracts	$19,244	$—	$(19,244)	$—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	8,587	—	(8,587)	—
State Street Bank & Trust Co.
Foreign Currency Exchange Contracts	80,587	—	(1,143)	79,444

Total	$108,418	$—	$(28,974)	$79,444

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW High Yield Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivative Assets (Liabilities) Available for Offset	Net Amount of Derivative Assets (2)
Citibank N.A.
Foreign Currency Exchange Contracts	$26,253	$—	$—	$26,253

Total	$26,253	$—	$—	$26,253

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW Short Term Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivative Assets (Liabilities) Available for Offset	Net Amount of Derivative Assets (2)
Bank of America
Foreign Currency Exchange Contracts	$86	$—	$—	$86

Total	$86	$—	$—	$86

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

TCW Funds, Inc.

April 30, 2024

Note 2 — Significant Accounting Policies (Continued)

The following table presents TCW Total Return Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivative Assets (Liabilities) Available for Offset	Net Amount of Derivative Assets (2)
Citibank N.A.
Foreign Currency Exchange Contracts	$14,587	$—	$—	$14,587

Total	$14,587	$—	$—	$14,587

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

Note 3 — Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation- related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon

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April 30, 2024

Note 3 — Portfolio Investments (Continued)

price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2024.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2024.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended April 30, 2024.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2024.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund

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Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund entered into forward currency exchange contracts during the period ended April 30, 2024 to hedge against the foreign currency exposure within the Funds. Outstanding forward currency exchange contracts at April 30, 2024 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund utilized futures during the period ended April 30, 2024 to help manage interest rate duration of those Funds. Futures contracts outstanding at April 30, 2024 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any

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April 30, 2024

Note 3 — Portfolio Investments (Continued)

transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the

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Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended April 30, 2024, none of the Funds held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap

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April 30, 2024

Note 3 — Portfolio Investments (Continued)

agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2024, the TCW Core Fixed Income Fund and the TCW Global Bond Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk); the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 4 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed Securities Risk: Each Fund may invest in mortgage-backed securities. The values of some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities

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Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest only, principal only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Commodities Risk: The TCW Enhanced Commodity Strategy Fund has exposure to commodity markets through its investments in total return swap agreements. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and

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April 30, 2024

Note 4 — Risk Considerations (Continued)

changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs.

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

LIBOR Risk: The London Interbank Offered Rate (“LIBOR”) was a leading benchmark or reference rate for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset backed and mortgage-related securities, interest rate swaps and other derivatives. In July 2017, the United Kingdom’s Financial Conduct Authority (FCA), which regulates LIBOR, announced the gradual phase out of the LIBOR rate, with nearly all LIBOR rate publications having ceased as of June 30, 2023 (some LIBOR rates continue to be published, but only on a temporary and synthetic basis). Alternatives to LIBOR have been established and others may be developed. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has identified the Secured Overnight Financing Rate (SOFR) as the preferred alternative rate to LIBOR. SOFR is a relatively new index calculated by short-term repurchase agreements, backed by Treasury securities. There remains uncertainty surrounding the nature of any replacement rates. The transition to a new reference rate may result in (i) increased volatility or illiquidity in markets for instruments or contracts that previously relied on or still rely on LIBOR, (ii) a reduction in the value of certain instruments or contracts held by a Fund, (iii) reduced effectiveness of related Fund transactions, such as hedging, (iv) additional tax, accounting and regulatory risks, or (v) costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments or contracts using an alternative rate will have the same volume or liquidity.

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. A Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

For more information on risks related to investing in the Funds, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2024, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$2,692,627	$(68,187,659)	$(65,495,032)	$1,151,656,890
TCW Enhanced Commodity Strategy Fund	45,433	(1,145,095)	(1,099,662)	11,321,745
TCW Global Bond Fund	296,832	(2,058,393)	(1,761,561)	23,685,193
TCW High Yield Bond Fund	716,408	(2,690,831)	(1,974,423)	47,677,340
TCW Short Term Bond Fund	148,171	(271,143)	(122,972)	9,130,949
TCW Total Return Bond Fund	92,655,923	(345,427,088)	(252,771,165)	2,588,491,021

At October 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Core Fixed Income Fund	$10,087,880	$—	$10,087,880
TCW Enhanced Commodity Strategy Fund	102,686	—	102,686
TCW Global Bond Fund	—	—	—
TCW High Yield Bond Fund	410,784	—	410,784
TCW Short Term Bond Fund	92,917	—	92,917
TCW Total Return Bond Fund	39,003,960	—	39,003,960

During the year ended October 31, 2023, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Core Fixed Income Fund	$37,334,974	$—	$—	$37,334,974
TCW Enhanced Commodity Strategy Fund	881,140	—	—	881,140
TCW Global Bond Fund	482,626	—	143,424	626,050
TCW High Yield Bond Fund	3,588,507	—	—	3,588,507
TCW Short Term Bond Fund	255,948	—	—	255,948
TCW Total Return Bond Fund	162,939,921	—	—	162,939,921

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April 30, 2024

Note 5 — Federal Income Taxes (Continued)

At October 31, 2023, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	No Expiration Short-Term Capital Losses	No Expiration Long-Term Capital Losses	Total
TCW Core Fixed Income Fund	$167,486,537	$51,454,479	$218,941,016
TCW Enhanced Commodity Strategy Fund	273,525	235,319	508,844
TCW Global Bond Fund	1,222,502	1,034,200	2,256,702
TCW High Yield Bond Fund	2,738,705	3,497,076	6,235,781
TCW Short Term Bond Fund	703,223	80,659	783,882
TCW Total Return Bond Fund	497,984,987	188,619,639	686,604,626

The Funds did not have any unrecognized tax benefits at April 30, 2024, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2024. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.50%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.40%

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Core Fixed Income Fund
I Class	0.49	% (1)
N Class	0.70	% (1)
P Class	0.44	% (1)
TCW Enhanced Commodity Strategy Fund
I Class	0.70	% (1)
N Class	0.75	% (1)
TCW Global Bond Fund
I Class	0.60	% (1)
N Class	0.70	% (1)
TCW High Yield Bond Fund
I Class	0.55	% (1)
N Class	0.80	% (1)
TCW Short Term Bond Fund
I Class	0.44	% (1)
TCW Total Return Bond Fund
I Class	0.49	% (1)
N Class	0.70	% (1)
P Class	0.44	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Fund Management Fees and Other Expenses (Continued)

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement will be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisory may not receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

At April 30, 2024, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2027	Expires 10/31/2026
TCW Core Fixed Income Fund	$249,536	$366,979
TCW Enhanced Commodity Strategy	37,471	95,294
TCW Global Bond Fund	29,749	61,859
TCW High Yield Bond Fund	51,977	97,660
TCW Total Return Bond Fund	791,593	491,126

Total	1,160,326	1,112,918

Directors’ Fees: Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2024 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$32,284,887	$165,821,293	$2,420,539,470	$2,484,009,547
TCW Enhanced Commodity Strategy Fund	598,109	8,127,202	—	1,095,003
TCW Global Bond Fund	5,754,156	5,943,718	26,083,192	25,478,028
TCW High Yield Bond Fund	17,594,259	25,959,686	1,946,611	2,366,494
TCW Short Term Bond Fund	772,327	1,003,626	33,743,431	34,509,112
TCW Total Return Bond Fund	148,763,874	547,330,409	4,737,427,277	5,398,958,747

TCW Funds, Inc.

April 30, 2024

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Core Fixed Income Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	7,130,864	$68,413,743	28,990,684	$282,929,164
Shares Issued upon Reinvestment of Dividends	1,873,424	17,997,871	2,768,894	26,888,376
Shares Redeemed	(14,043,542)	(134,875,016)	(52,807,381)	(509,562,410)

Net Decrease	(5,039,254)	$(48,463,402)	(21,047,803)	$(199,744,870)

N Class	Shares	Amount	Shares	Amount
Shares Sold	1,694,331	$16,291,899	4,704,564	$46,067,032
Shares Issued upon Reinvestment of Dividends	300,528	2,878,960	424,979	4,116,606
Shares Redeemed	(3,785,889)	(36,163,865)	(6,490,795)	(62,410,535)

Net Decrease	(1,791,030)	$(16,993,006)	(1,361,252)	$(12,226,897)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	3,174,619	$30,764,614	13,818,064	$135,059,962
Shares Issued upon Reinvestment of Dividends	432,433	4,169,641	399,058	3,876,958
Shares Redeemed	(10,750,942)	(105,775,397)	(1,666,445)	(16,144,775)

Net Decrease	(7,143,890)	$(70,841,142)	12,550,677	$122,792,145

TCW Enhanced Commodity Strategy Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	227,264	$1,340,168	1,049,472	$6,520,090
Shares Issued upon Reinvestment of Dividends	41,087	237,077	104,547	632,883
Shares Redeemed	(1,729,509)	(9,867,559)	(3,101,352)	(19,183,819)

Net Decrease	(1,461,158)	$(8,290,314)	(1,947,333)	$(12,030,846)

N Class	Shares	Amount	Shares	Amount
Shares Sold	43,595	$250,447	327,975	$2,032,850
Shares Issued upon Reinvestment of Dividends	20,564	118,734	39,750	240,597
Shares Redeemed	(371,073)	(2,118,550)	(1,114,734)	(6,899,232)

Net Decrease	(306,914)	$(1,749,369)	(747,009)	$(4,625,785)

TCW Global Bond Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	57,692	$472,446	146,270	$1,191,951
Shares Issued upon Reinvestment of Dividends	23,432	190,212	37,595	307,452
Shares Redeemed	(29,581)	(247,434)	(14,400)	(117,580)

Net Increase	51,543	$415,224	169,465	$1,381,823

N Class	Shares	Amount	Shares	Amount
Shares Sold	18,155	$149,019	69,280	$569,669
Shares Issued upon Reinvestment of Dividends	19,515	158,339	33,676	275,386
Shares Redeemed	(9,202)	(74,818)	(57,900)	(466,426)

Net Increase	28,468	$232,540	45,056	$378,629

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW High Yield Bond Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	612,948	$3,693,450	2,443,292	$14,436,986
Shares Issued upon Reinvestment of Dividends	261,764	1,566,817	513,380	3,021,019
Shares Redeemed	(2,561,715)	(15,473,733)	(3,478,640)	(20,561,890)

Net Decrease	(1,687,003)	$(10,213,466)	(521,968)	$(3,103,885)

N Class	Shares	Amount	Shares	Amount
Shares Sold	283,838	$1,695,990	297,220	$1,769,166
Shares Issued upon Reinvestment of Dividends	38,588	232,748	74,380	440,416
Shares Redeemed	(350,132)	(2,105,877)	(809,680)	(4,821,224)

Net Decrease	(27,706)	$(177,139)	(438,080)	$(2,611,642)

TCW Short Term Bond Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	54,845	$452,744	515,161	$4,241,328
Shares Issued upon Reinvestment of Dividends	29,592	244,476	27,821	228,485
Shares Redeemed	(308,366)	(2,554,298)	(467,308)	(3,846,615)

Net Increase (Decrease)	(223,929)	$(1,857,078)	75,674	$623,198

TCW Total Return Bond Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	35,658,508	$279,972,135	117,980,752	$957,348,605
Shares Issued upon Reinvestment of Dividends	5,709,493	44,571,853	10,300,195	83,844,031
Shares Redeemed	(134,025,257)	(1,050,161,353)	(163,662,241)	(1,332,326,208)

Net Decrease	(92,657,256)	$(725,617,365)	(35,381,294)	$(291,133,572)

N Class	Shares	Amount	Shares	Amount
Shares Sold	2,458,994	$19,781,032	9,841,693	$80,908,674
Shares Issued upon Reinvestment of Dividends	1,643,725	13,251,812	2,719,199	22,844,296
Shares Redeemed	(11,225,941)	(90,872,725)	(23,227,636)	(194,137,339)

Net Decrease	(7,123,222)	$(57,839,881)	(10,666,744)	$(90,384,369)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	356,755	$2,797,074	455,426	$3,710,979
Shares Issued upon Reinvestment of Dividends	2,031	15,955	9,716	80,407
Shares Redeemed	(155,253)	(1,230,389)	(321,785)	(2,635,985)

Net Increase	203,533	$1,582,640	143,357	$1,155,401

Note 10 — Affiliate Ownership

As of April 30, 2024, affiliates of the Funds and Advisor owned 47.20% and 82.70% of the net assets of the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund, respectively.

TCW Funds, Inc.

April 30, 2024

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at April 30, 2024 are listed below.

TCW Enhanced Commodity Strategy Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class XCL (I/O), 0.43%, due 09/15/39	7/15/16	$543	$1,073	0.01%

TCW Total Return Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
CSMC Trust Series 2021-RP11, Class A1, 1.51%, due 10/25/1961	2/16/24	609,213	621,588	0.03%
CSMC Trust Series 2022-RPL1, Class A1,0.49%, due, 4/25/1961	2/16/24	159,662	166,566	0.01%

		$768,875	$788,154	0.04%

Note 12 — Commitments and Contingencies

The TCW High Yield Bond Fund had the following unfunded commitments and unrealized gain by investment as of April 30, 2024:

TCW High Yield Bond Fund
Unfunded Commitments	Maturity	Amount	Unrealized Gain
AI Aqua Merger Sub, Inc. 2023 Incremental Term Loan	07/31/28	$150,937	$938
Ryan, LLC Delayed Draw Term Loan	11/14/30	9,601	2,460

		160,538	3,398

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

Note 13 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10% plus 1.25% or the Overnight Bank Funding Rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2024. The Funds pay the Bank a commitment fee equal to 0.25%

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 13 — Committed Line Of Credit (Continued)

per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 14 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine whether to specify highly liquid investment minimum (and, if so, at what level), limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

On March 4, 2024, the Board reviewed the Program Administrator’s written annual report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the calendar year ended December 31, 2023 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 15 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may

TCW Funds, Inc.

April 30, 2024

Note 15 — Indemnifications (Continued)

contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 16 — New Accounting Pronouncements

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021- 01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848).” ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which deferred the sunset day of this guidance to December 31, 2024. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. There have been no impacts to date.

Note 17 — Subsequent Events

As approved by the Board on April 8, 2024, the TCW High Yield Bond Fund, a series of the Trust, is expected to be reorganized into the TCW High Yield Bond ETF, a newly-created series of TCW ETF Trust, in September 2024.

TCW Core Fixed Income Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022		2021	2020	2019
Net Asset Value per Share, Beginning of period	$9.08		$9.39	$11.56		$11.98	$11.41	$10.52

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.36	0.20		0.11	0.20	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0.28		(0.36)	(2.17)		(0.09)	0.61	0.89

Total from Investment Operations	0.47		—	(1.97)		0.02	0.81	1.19

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.31)	(0.17)		(0.14)	(0.24)	(0.30)
Distributions from Return of Capital	—		—	(0.03)		(0.04)	—	—
Distributions from Net Realized Gain	—		—	(0.00	) (2)	(0.26)	—	—

Total Distributions	(0.22)		(0.31)	(0.20)		(0.44)	(0.24)	(0.30)

Net Asset Value per Share, End of period	$9.33		$9.08	$9.39		$11.56	$11.98	$11.41

Total Return	5.11	% (3)	(0.29%)	(17.10%)		0.19%	7.14%	11.48%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$661,833		$689,215	$911,213		$1,471,072	$1,344,787	$946,896

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.53	% (4)	0.50%	0.53%		0.51%	0.51%	0.51%

After Expense Reimbursement	0.49	% (4)	0.49%	0.49%		0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	3.96	% (4)	3.69%	1.90%		0.94%	1.66%	2.69%

Portfolio Turnover Rate	225.52	% (3)	442.34%	473.72%		469.87%	371.22%	214.76%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022		2021	2020	2019
Net Asset Value per Share, Beginning of period	$9.05		$9.38	$11.53		$11.95	$11.38	$10.49

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.35	0.19		0.09	0.18	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.29		(0.39)	(2.16)		(0.09)	0.60	0.90

Total from Investment Operations	0.47		(0.04)	(1.97)		0.00	0.78	1.17

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.29)	(0.15)		(0.12)	(0.21)	(0.28)
Distributions from Net Realized Gain	—		—	(0.00	) (2)	(0.26)	—	—
Distributions from Return of Capital	—		—	(0.03)		(0.04)	—	—

Total Distributions	(0.21)		(0.29)	(0.18)		(0.42)	(0.21)	(0.28)

Net Asset Value per Share, End of period	$9.31		$9.05	$9.38		$11.53	$11.95	$11.38

Total Return	5.16	% (3)	(0.56%)	(17.22%)		0.00%	6.92%	11.27%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$139,939		$152,264	$170,497		$223,562	$241,938	$240,107

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.84	% (4)	0.80%	0.82%		0.80%	0.80%	0.81%

After Expense Reimbursement	0.63	% (4)	0.64%	0.64%		0.65%	0.67%	0.70%

Ratio of Net Investment Income to Average Net Assets	3.82	% (4)	3.56%	1.77%		0.78%	1.53%	2.48%

Portfolio Turnover Rate	225.52	% (3)	442.34%	473.72%		469.87%	371.22%	214.76%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — Plan Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,					February 28, 2020 (Commencement of Operations) through October 31, 2020
			2023		2022		2021
Net Asset Value per Share, Beginning of period	$9.13		$9.44		$11.61		$12.06	$11.72

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.37		0.25		0.11	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.28		(0.37)		(2.21)		(0.11)	0.29

Total from Investment Operations	0.47		(0,00	) (2)	(1.96)		0.00	0.47

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.31)		(0.18)		(0.14)	(0.13)
Distributions from Net Realized Gain	—		—		(0.00	) (2)	(0.26)	N/A
Return of capital	—		—		(0.03)		(0.05)	N/A

Total distributions	(0.22)		(0.31)		(0.21)		(0.45)	(0.13)

Net Asset Value per Share, End of period	$9.38		$9.13		$9.44		$11.61	$12.06

Total Return	5.13	% (3)	(0.11%)		(17.07%)		(0.01%)	3.98	% (4)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$131,633		$193,212		$81,408		$867	$0.00	(5)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.48	% (6)	0.48%		0.51%		7.54%	14,703.31	% (6)

After Expense Reimbursement	0.44	% (6)	0.44%		0.44%		0.44%	0.44	% (6)

Ratio of Net Investment Income to Average Net Assets	4.00	% (6)	3.83%		2.46%		0.97%	2.20	% (6)

Portfolio Turnover Rate	225.52	% (3)	442.34%		473.72%		469.87%	371.22	% (4)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(4)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.
(5)	Amount Rounds to less than $1,000.
(6)	Annualized.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$5.93		$6.34	$6.32	$4.36	$4.84	$5.01

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.21	0.12	0.05	0.10	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		(0.42)	0.28	2.02	(0.41)	(0.20)

Total from Investment Operations	0.11		(0.21)	0.40	2.07	(0.31)	(0.03)

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.20)	(0.38)	(0.09)	(0.15)	(0.14)
Distributions from Net Realized Gain	—		—	—	(0.02)	(0.02)	—

Total Distributions	(0.15)		(0.20)	(0.38)	(0.11)	(0.17)	(0.14)

Net Asset Value per Share, End of period	$5.89		$5.93	$6.34	$6.32	$4.36	$4.84

Total Return	1.84	% (2)	(3.32%)	6.82%	48.18%	(5.82%)	(0.96%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$7,325		$16,040	$29,511	$1,983	$693	$740

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.77	% (3)	1.59%	1.73%	15.84%	16.92%	17.82%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	4.47	% (3)	3.37%	1.70%	0.84%	2.29%	3.45%

Portfolio Turnover Rate	5.76	% (2)	13.65%	53.15%	32.09%	54.50%	122.23%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$5.93		$6.34	$6.31	$4.35	$4.84	$5.01

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.20	0.12	0.04	0.10	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)		(0.41)	0.29	2.03	(0.42)	(0.20)

Total from Investment Operations	0.10		(0.21)	0.41	2.07	(0.32)	(0.03)

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.20)	(0.38)	(0.09)	(0.15)	(0.14)
Distributions from Net Realized Gain	—		—	—	(0.02)	(0.02)	—

Total Distributions	(0.14)		(0.20)	(0.38)	(0.11)	(0.17)	(0.14)

Net Asset Value per Share, End of period	$5.89		$5.93	$6.34	$6.31	$4.35	$4.84

Total Return	1.74	% (2)	(3.37%)	6.93%	48.21%	(5.90%)	(1.16%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$4,180		$6,026	$11,181	$911	$472	$504

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	3.30	% (3)	2.09%	2.26%	16.76%	17.60%	19.14%

After Expense Reimbursement	0.75	% (3)	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of Net Investment Income to Average Net Assets	4.43	% (3)	3.31%	1.79%	0.82%	2.24%	3.57%

Portfolio Turnover Rate	5.76	% (2)	13.65%	53.15%	32.09%	54.50%	122.23%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$7.65		$7.75	$10.18	$10.66	$10.26	$9.45

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.36	0.24	0.20	0.25	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.22		(0.17)	(2.50)	(0.20)	0.54	0.73

Total from Investment Operations	0.40		0.19	(2.26)	—	0.79	0.97

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.22)	(0.03)	(0.20)	(0.15)	(0.16)
Distributions from Return of Capital	—		(0.07)	(0.13)	(0.06)	—	—
Distributions from Net Realized Gain	—		—	(0.01)	(0.22)	(0.24)	—

Total Distributions	(0.13)		(0.29)	(0.17)	(0.48)	(0.39)	(0.16)

Net Asset Value per Share, End of period	$7.92		$7.65	$7.75	$10.18	$10.66	$10.26

Total Return	5.18	% (2)	2.22%	(22.45%)	(0.18%)	7.99%	10.42%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$10,582		$9,830	$8,650	$24,332	$10,822	$9,384

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.49	% (3)	1.66%	1.67%	1.15%	1.66%	1.79%

After Expense Reimbursement	0.60	% (3)	0.60%	0.60%	0.60%	0.60%	0.66%

Ratio of Net Investment Income to Average Net Assets	4.47	% (3)	4.40%	2.59%	1.87%	2.40%	2.48%

Portfolio Turnover Rate	148.26	% (2)	221.66%	208.60%	245.94%	228.14%	83.18%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$7.65		$7.75	$10.17	$10.66	$10.26	$9.45

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.35	0.26	0.19	0.24	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.21		(0.17)	(2.52)	(0.21)	0.55	0.72

Total from Investment Operations	0.39		0.18	(2.26)	(0.02)	0.79	0.96

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.22)	(0.03)	(0.19)	(0.15)	(0.15)
Distributions from Net Realized Gain	—		—	(0.01)	(0.22)	(0.24)	—
Distributions from Return of Capital	—		(0.06)	(0.12)	(0.06)	—	—

Total Distributions	(0.13)		(0.28)	(0.16)	(0.47)	(0.39)	(0.15)

Net Asset Value per Share, End of period	$7.91		$7.65	$7.75	$10.17	$10.66	$10.26

Total Return	5.00	% (2)	2.12%	(22.45%)	(0.38%)	7.93%	10.32%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$8,475		$7,971	$7,730	$10,742	$10,972	$8,282

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.80	% (3)	1.95%	2.15%	1.53%	1.94%	2.09%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.74%

Ratio of Net Investment Income to Average Net Assets	4.37	% (3)	4.29%	2.80%	1.77%	2.29%	2.39%

Portfolio Turnover Rate	148.26	% (2)	221.66%	208.60%	245.94%	228.14%	83.18%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$5.72		$5.80	$6.89	$6.66	$6.49	$6.15

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.35	0.28	0.23	0.24	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.25		(0.06)	(0.94)	0.24	0.19	0.36

Total from Investment Operations	0.44		0.29	(0.66)	0.47	0.43	0.63

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.37)	(0.30)	(0.24)	(0.26)	(0.29)
Distributions from Net Realized Gain	—		—	(0.13)	—	—	—

Total Distributions	(0.18)		(0.37)	(0.43)	(0.24)	(0.26)	(0.29)

Net Asset Value per Share, End of period	$5.98		$5.72	$5.80	$6.89	$6.66	$6.49

Total Return	7.52	% (2)	4.95%	(9.97%)	7.18%	6.88%	10.44%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$39,349		$47,270	$50,992	$96,223	$85,990	$19,563

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.81	% (3)	0.88%	0.84%	0.76%	0.97%	1.68%

After Expense Reimbursement	0.55	% (3)	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of Net Investment Income to Average Net Assets	6.33	% (3)	5.95%	4.46%	3.36%	3.67%	4.18%

Portfolio Turnover Rate	41.14	% (2)	62.85%	94.04%	82.13%	111.34%	121.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$5.75		$5.84	$6.93	$6.70	$6.54	$6.19

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.34	0.27	0.22	0.23	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.25		(0.08)	(0.94)	0.23	0.18	0.38

Total from Investment Operations	0.43		0.26	(0.67)	0.45	0.41	0.63

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.35)	(0.29)	(0.22)	(0.25)	(0.28)
Distributions from Net Realized Gain	—		—	(0.13)	—	—	—

Total Distributions	(0.17)		(0.35)	(0.42)	(0.22)	(0.25)	(0.28)

Net Asset Value per Share, End of period	$6.01		$5.75	$5.84	$6.93	$6.70	$6.54

Total Return	7.54	% (2)	4.51%	(10.24%)	7.05%	6.61%	10.16%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$6,519		$6,393	$9,043	$15,048	$17,805	$9,923

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.30	% (3)	1.37%	1.27%	1.14%	1.47%	2.05%

After Expense Reimbursement	0.80	% (3)	0.80%	0.80%	0.80%	0.80%	0.80%

Ratio of Net Investment Income to Average Net Assets	6.10	% (3)	5.67%	4.25%	3.11%	3.46%	3.96%

Portfolio Turnover Rate	41.14	% (2)	62.85%	94.04%	82.13%	111.34%	121.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$8.15		$8.08	$8.60	$8.60	$8.59	$8.54

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.24	0.10	0.29	0.16	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.08		0.08	(0.41)	(0.19)	(0.01)	0.07

Total from Investment Operations	0.27		0.32	(0.31)	0.10	0.15	0.32

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.25)	(0.15)	(0.10)	(0.11)	(0.27)
Distributions from Return of Capital	—		—	(0.06)	—	(0.03)	—

Total Distributions	(0.21)		(0.25)	(0.21)	(0.10)	(0.14)	(0.27)

Net Asset Value per Share, End of period	$8.21		$8.15	$8.08	$8.60	$8.60	$8.59

Total Return	3.36	% (2)	4.01%	(3.61%)	1.16%	1.70%	3.83%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$7,180		$8,952	$8,270	$18,061	$7,698	$5,644

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.45	% (3)	2.63%	2.40%	2.77%	2.77%	3.37%

After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%

Ratio of Net Investment Income to Average Net Assets	4.69	% (3)	2.91%	1.21%	3.35%	1.83%	2.94%

Portfolio Turnover Rate	368.27	% (2)	632.23%	542.69%	369.54%	191.22%	248.19%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$7.39		$7.96	$10.14	$10.46	$10.07	$9.46

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.43	0.33	0.21	0.26	0.34
Net Realized and Unrealized Gain (Loss) on Investments	0.23		(0.53)	(2.28)	(0.25)	0.44	0.68

Total from Investment Operations	0.46		(0.10)	(1.95)	(0.04)	0.70	1.02

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.47)	(0.23)	(0.20)	(0.31)	(0.41)
Distributions from Return of Capital	—		—	—	(0.01)	—	—
Distributions from Net Realized Gain	—		—	—	(0.07)	—	—

Total Distributions	(0.26)		(0.47)	(0.23)	(0.28)	(0.31)	(0.41)

Net Asset Value per Share, End of period	$7.59		$7.39	$7.96	$10.14	$10.46	$10.07

Total Return	6.14	% (2)	(1.51%)	(19.58%)	(0.40%)	7.08%	10.82%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$1,504,692		$2,149,490	$2,595,866	$4,264,583	$5,737,736	$4,898,103

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.57	% (3)	0.50%	0.55%	0.52%	0.55%	0.62%

After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	5.80	% (3)	5.28%	3.59%	2.07%	2.50%	3.47%

Portfolio Turnover Rate	175.61	% (2)	303.12%	386.85%	493.39%	269.04%	177.80%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$7.62		$8.21	$10.46	$10.78	$10.37	$9.76

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.22		0.43	0.33	0.19	0.23	0.32
Net Realized and Unrealized Gain (Loss) on Investments	0.25		(0.56)	(2.37)	(0.25)	0.47	0.69

Total from Investment Operations	0.47		(0.13)	(2.04)	(0.06)	0.70	1.01

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.46)	(0.21)	(0.18)	(0.29)	(0.40)
Distributions from Net Realized Gain	—		—	—	(0.07)	—	—
Distributions from Return of Capital	—		—	—	(0.01)	—	—

Total Distributions	(0.26)		(0.46)	(0.21)	(0.26)	(0.29)	(0.40)

Net Asset Value per Share, End of period	$7.83		$7.62	$8.21	$10.46	$10.78	$10.37

Total Return	5.94	% (2)	(1.75%)	(19.70%)	(0.58%)	6.86%	10.46%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$344,221		$389,444	$506,866	$818,608	$1,844,170	$963,512

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.83	% (3)	0.77%	0.79%	0.81%	0.79%	0.88%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.73%	0.79%

Ratio of Net Investment Income to Average Net Assets	5.58	% (3)	5.07%	3.40%	1.83%	2.21%	3.16%

Portfolio Turnover Rate	175.61	% (2)	303.12%	386.85%	493.39%	269.04%	177.80%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — Plan Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,			February 28, 2020 (Commencement of Operations) through October 31, 2020
			2023	2022	2021
Net Asset Value per Share, Beginning of period	$7.42		$8.00	$10.19	$10.50	$10.33

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.44	0.36	0.22	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.23		(0.55)	(2.31)	(0.24)	0.13

Total from Investment Operations	0.46		(0.11)	(1.95)	(0.02)	0.33

Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.47)	(0.24)	(0.21)	(0.16)
Distributions from Net Realized Gain	—		—	—	(0.07)	N/A
Return of capital	—		—	—	(0.01)	N/A

Total distributions	(0.25)		(0.47)	(0.24)	(0.29)	(0.16)

Net Asset Value per Share, End of period	$7.63		$7.42	$8.00	$10.19	$10.50

Total Return	6.16	% (2)	(1.68%)	(19.43%)	(0.25%)	3.22	% (3)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$4,098		$2,476	$1,522	$571	$0	(4)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.27	% (5)	1.32%	2.98%	6.69%	14,761.71	% (5)

After Expense Reimbursement	0.44	% (5)	0.44%	0.44%	0.44%	0.44	% (5)

Ratio of Net Investment Income to Average Net Assets	5.90	% (5)	5.31%	3.88%	2.13%	2.84	% (5)

Portfolio Turnover Rate	175.61	% (2)	303.12%	386.85%	493.39%	269.04	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.
(4)	Amount Rounds to less than $1,000.
(5)	Annualized.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024 (182 days).

Actual Expenses: The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2023 to April 30, 2024)
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,051.10	0.49%	$2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.49%	2.46

N Class Shares
Actual	$1,000.00	$1,051.60	0.63%	$3.21
Hypothetical (5% return before expenses)	1,000.00	1,021.73	0.63%	3.17

Plan Class Shares
Actual	$1,000.00	$1,051.30	0.44%	$2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.44%	2.21

TCW Enhanced Commodity Strategy Fund
I Class Shares
Actual	$1,000.00	$1,018.40	0.70%	$3.51
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70%	3.52

N Class Shares
Actual	$1,000.00	$1,017.40	0.75%	$3.76
Hypothetical (5% return before expenses)	1,000.00	1,021.13	0.75%	3.77

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2023 to April 30, 2024)
TCW Global Bond Fund
I Class Shares
Actual	$1,000.00	$1,051.80	0.60%	$3.06
Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.60%	3.02

N Class Shares
Actual	$1,000.00	$1,050.00	0.70%	$3.57
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70%	3.52

TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,075.20	0.55%	$2.84
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.55%	2.77

N Class Shares
Actual	$1,000.00	$1,075.40	0.80%	$4.13
Hypothetical (5% return before expenses)	1,000.00	1,020.89	0.80%	4.02

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,033.60	0.44%	$2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.44%	2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,061.40	0.49%	$2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.49%	2.46

N Class Shares
Actual	$1,000.00	$1,059.40	0.70%	$3.58
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70%	3.52

Plan Class Shares
Actual	$1,000.00	$1,061.60	0.44%	$2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.44%	2.21

TCW Funds, Inc.

Special Meeting of Shareholders to Approve Directors — Voting Results (Unaudited)

On February 15, 2024, the Corporation held a Special Meeting of Shareholders to elect nine Directors of the Corporation. Shareholders of record on January 5, 2024 were entitled to vote on the proposal to elect Directors. All Funds voted together. Each nominee for Director named below was elected and will hold office until his or her successor has been duly elected and qualified. The following votes were recorded:

PROPOSAL: Election of Directors.

Director Nominee	Shares Voted For	Shares Withheld
Patrick C. Haden	778,061,060	5,620,273
Martin Luther King III	778,550,805	6,106,575
Megan McClellan	779,047,346	5,392,670
Peter McMillan	777,261,038	5,676,943
Patrick Moore	779,274,376	5,718,850
Victoria B. Rogers	778,911,008	5,469,537
Robert G. Rooney	780,047,992	5,788,337
Michael Swell	780,102,419	5,562,293
Andrew Tarica	778,119,775	5,585,230

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

TCW Funds, Inc.

515 South Flower Street

Los Angeles, California 90071

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, California 90071

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, Massachusetts 02114-2016

DISTRIBUTOR

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, California 90071

DIRECTORS

Patrick C. Haden

Director and Vice Chairman of the Board

Martin Luther King III

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Robert Rooney

Director

Michael Swell

Director

Andrew Tarica

Director and Chairman of the Board

Megan McClellan

Director

Patrick Moore

Director

OFFICERS

Megan McClellan

President and Principal Executive Officer

Drew Bowden

Executive Vice President

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

FUNDarEQ1022

INTERNATIONAL FUNDS

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Funds, Inc.

To Our Valued Shareholders

Megan McClellan President, Principal Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2024. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our Fund family. As of April 30, 2024, the TCW Funds held total assets of approximately $8.1 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2024 for the TCW Funds’ International fixed income funds.

The International Markets

The economic and inflation outlook in Emerging Markets (EM) remains benign as global growth continues to exhibit unexpected resilience, China’s unbalanced recovery gains steam, and EM inflation gradually decelerates. Several large EM countries, such as India and Brazil, are still growing at a robust pace, while others are beginning to turn after brief economic slowdowns or shallow recessions. In our view, Emerging Markets is heading into a more supportive medium-term environment due to looser monetary policies in major economies, a potentially weaker U.S. dollar, and the return of large EM economies to trend growth and inflation targets.

Further, while debt/GDP and deficit levels continue to rise in developed markets, many EM countries have established a track record of more prudent macro policies including more conservative fiscal management, gradual reduction of subsidies, and a growing commitment to monetary orthodoxy via inflation targeting. Many countries have established or are in ongoing programs with the IMF (International Monetary Fund), some have obtained substantial financial support from regional peers, and others have instituted more orthodox policies post elections to tackle macroeconomic imbalances. As such, EM ratings upgrades are forecast to outpace downgrades for the first time in a decade; countries such as Argentina, Benin, Brazil, Ivory Coast, Jamaica, Qatar, Turkey and Uruguay are among those recently upgraded.

In addition, as global economic risks have risen, EM’s strategic importance to the developed world has also increased. The de-risking of supply chains and the resulting regionalization of trade; the strategic demand for base metals to fuel the climate transition and the growth of AI; the structural growth of the EM middle class; and the demographic challenges facing the developed world are all making the DM world more dependent on alliances with EM countries. Credit metrics in the emerging world, both sovereign and corporate, have improved relative to the developed economies. Further, dominant positioning in commodities and a demographic advantage relative to DM are enabling EM partners to play a more prominent role in this world of shifting alliances.

In our view, these factors have transformed the EM opportunity from one of convergence with the developed world to one of strategic opportunity and diversification. The role for Emerging Markets in the global economy is increasing, and thus the asset class can serve as an important source of diversification in a fixed income portfolio. The broad nature of an index with more than 70 countries enables an investor to construct a portfolio to take advantage of select themes and benefit from the rising importance of the Emerging Markets in a multi-polar world.

We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

Megan McClellan

President, Principal Executive Officer and Director

1

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2024	Total Return Annualized as of April 30, 2024(1)(2)					Inception Date
			1-Year	5-Year	10-Year	Since Inception
TCW Emerging Markets Income Fund
I Class	$6.35	11.76%	9.80%	(0.12)%	2.05%	7.37	%(3)	09/04/96	(4)
N Class	$8.20	11.87%	9.69%	(0.21)%	1.86%	5.59%		02/27/04
Plan Class	$6.35	11.99%	9.88%	N/A	N/A	(1.66)%		02/28/20
TCW Emerging Markets Local Currency Income Fund
I Class	$7.16	4.77%	1.59%	(0.79)%	(0.67)%	0.23%		12/14/10
N Class	$7.15	4.90%	1.67%	(0.80)%	(0.68)%	0.20%		12/14/10

(1)	Past performance is not indicative of future performance.
(2)

The Funds’ Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

(3)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(4)	Inception date of the predecessor entity.

2

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	April 30, 2024

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 97.3% of Net Assets

Angola — 2.2%

Angola Government International Bonds

8.00% (1)	11/26/29	$9,730,000	$8,869,868

8.25% (2)	05/09/28	33,245,000	31,468,470

8.75% (2)	04/14/32	17,435,000	15,814,364

9.13% (1)	11/26/49	29,419,000	24,561,041

Total Angola

(Cost: $75,898,424)			80,713,743

Argentina — 2.4%

Argentina Republic Government International Bonds

0.75%	07/09/30	42,584,288	24,707,404

3.50%	07/09/41	65,354,176	28,700,871

3.63%	07/09/35	38,076,132	17,563,756

4.25%	01/09/38	36,873,346	18,794,345

Total Argentina

(Cost: $69,118,544)			89,766,376

Azerbaijan — 0.2% (Cost: $8,775,162)

Republic of Azerbaijan International Bonds

3.50% (1)	09/01/32	10,405,000	8,619,892

Bahamas — 1.0%

Bahamas Government International Bonds

6.00% (1)	11/21/28	9,377,000	8,361,471

8.95% (1)	10/15/32	31,029,000	29,934,455

Total Bahamas

(Cost: $36,722,449)			38,295,926

Bahrain — 2.7%

Bahrain Government International Bonds

5.63% (1)	05/18/34	30,422,000	26,818,894

6.75% (1)	09/20/29	34,614,000	34,534,388

7.50% (2)	02/12/36	11,400,000	11,361,525

7.75% (2)	04/18/35	16,799,000	17,140,020

CBB International Sukuk Programme Co. WLL

6.00% (2)	02/12/31	12,025,000	11,923,539

Total Bahrain

(Cost: $99,871,227)			101,778,366

Benin — 0.3% (Cost: $12,591,219)

Benin Government International Bonds

7.96% (2)	02/13/38	13,010,000	12,339,985

Brazil — 3.3%

Acu Petroleo Luxembourg SARL

7.50% (2)	07/13/35	21,688,311	20,841,111

Aegea Finance SARL

9.00% (2)	01/20/31	13,675,000	14,319,969

Banco BTG Pactual SA

6.25% (2)	04/08/29	3,760,000	3,732,947

Brazil Government International Bonds

5.00%	01/27/45	19,110,000	14,451,938

7.13%	05/13/54	8,514,000	8,149,565

Issues	Maturity Date	Principal Amount	Value

Brazil (Continued)

CSN Resources SA

4.63% (2)	06/10/31	$2,647,000	$2,083,384

8.88% (2)	12/05/30	8,928,000	8,927,107

Minerva Luxembourg SA

8.88% (2)	09/13/33	10,000,000	10,296,250

Nexa Resources SA

6.75% (2)	04/09/34	2,300,000	2,310,810

Samarco Mineracao SA

9.50% (2)	06/30/31	41,868,698	38,288,296

Total Brazil

(Cost: $118,067,742)			123,401,377

Chile — 3.4%

AES Andes SA

6.30% (2)	03/15/29	10,765,000	10,640,880

7.13% (5 yr. USD Swap + 4.644%) (2),(3)	03/26/79	19,856,000	19,762,925

Corp. Nacional del Cobre de Chile

3.00% (1)	09/30/29	15,025,000	13,014,655

3.70% (1)	01/30/50	5,320,000	3,478,048

5.13% (1)	02/02/33	17,562,000	16,257,143

6.30% (1)	09/08/53	30,568,000	29,057,941

6.44% (1)	01/26/36	28,576,000	28,430,262

Engie Energia Chile SA

6.38% (2)	04/17/34	6,175,000	6,108,464

Total Chile

(Cost: $128,329,001)			126,750,318

China — 1.0%

Fortune Star BVI Ltd.

5.00% (1)	05/18/26	18,199,000	16,219,859

5.05% (1)	01/27/27	2,810,000	2,400,126

Melco Resorts Finance Ltd.

5.38% (1)	12/04/29	20,605,000	18,410,567

Total China

(Cost: $37,034,107)			37,030,552

Colombia — 3.8%

Colombia Government International Bonds

7.38%	09/18/37	25,325,000	24,172,712

7.50%	02/02/34	20,540,000	20,188,766

8.00%	11/14/35	16,785,000	16,960,370

8.75%	11/14/53	23,375,000	24,172,821

Ecopetrol SA

5.88%	05/28/45	7,700,000	5,500,996

8.38%	01/19/36	27,480,000	26,731,762

Gran Tierra Energy, Inc.

9.50% (2)	10/15/29	24,801,000	23,352,622

Total Colombia

(Cost: $141,398,832)			141,080,049

See accompanying Notes to Financial Statements.

3

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Costa Rica — 1.0%

Costa Rica Government International Bonds

6.13% (1)	02/19/31	$8,000,000	$7,970,400

6.55% (2)	04/03/34	8,900,000	9,037,060

7.30% (2)	11/13/54	17,800,000	18,578,750

Total Costa Rica

(Cost: $33,708,640)			35,586,210

Dominican Republic — 2.8%

Dominican Republic International Bonds

4.50% (2)	01/30/30	21,011,000	18,815,351

4.88% (2)	09/23/32	25,189,000	22,115,932

5.50% (2)	02/22/29	32,515,000	31,016,342

6.40% (1)	06/05/49	13,761,000	12,470,218

6.85% (1)	01/27/45	21,715,000	20,716,110

Total Dominican Republic

(Cost: $102,095,070)			105,133,953

Ecuador — 1.7%

Ecuador Government International Bonds

0.00% (1),(4)	07/31/30	8,264,000	4,517,929

2.50% (1)	07/31/40	35,604,553	17,820,079

3.50% (1)	07/31/35	3,717,000	2,040,633

3.50% (2)	07/31/35	44,320,699	24,332,063

6.00% (1)	07/31/30	19,690,489	13,852,259

Total Ecuador

(Cost: $46,164,455)			62,562,963

Egypt — 2.9%

Egypt Government International Bonds

5.88% (1)	02/16/31	27,212,000	21,365,502

7.05% (2)	01/15/32	30,455,000	24,845,189

7.30% (1)	09/30/33	30,725,000	24,724,023

7.50% (1)	02/16/61	18,886,000	12,867,032

8.50% (1)	01/31/47	31,961,000	24,555,636

Total Egypt

(Cost: $83,815,155)			108,357,382

El Salvador — 1.3%

El Salvador Government International Bonds

0.25% (2)	04/17/30	14,295,000	428,850

6.38% (1)	01/18/27	3,244,000	2,883,916

7.12% (1)	01/20/50	8,644,000	5,596,990

7.65% (1)	06/15/35	7,578,000	5,491,945

8.25% (1)	04/10/32	19,051,000	15,250,326

8.63% (1)	02/28/29	1,836,000	1,614,762

9.25% (2)	04/17/30	14,295,000	12,803,125

9.50% (1)	07/15/52	5,750,000	4,553,257

Total El Salvador

(Cost: $51,287,910)			48,623,171

Issues	Maturity Date	Principal Amount	Value

Ethiopia — 0.2% (Cost: $7,698,000)

Ethiopia International Bonds

6.63% (1),(5)	12/11/24	$10,775,000	$7,633,010

Gabon — 0.7%

Gabon Government International Bonds

6.63% (1)	02/06/31	22,201,000	17,538,790

6.95% (1)	06/16/25	10,042,000	9,699,944

Total Gabon

(Cost: $27,117,844)			27,238,734

Ghana — 1.2%

Ghana Government International Bonds

0.00% (1),(4),(5)	04/07/25	16,293,000	6,572,596

6.38% (1),(5)	02/11/27	17,400,000	8,416,380

7.63% (1),(5)	05/16/29	25,718,000	12,521,451

7.75% (1),(5)	04/07/29	14,812,000	7,228,256

8.13% (1),(5)	03/26/32	11,386,000	5,544,982

8.63% (1),(5)	04/07/34	8,146,000	3,973,619

Total Ghana

(Cost: $41,484,298)			44,257,284

Guatemala — 1.0%

Guatemala Government Bonds

3.70% (2)	10/07/33	11,900,000	9,427,031

4.90% (1)	06/01/30	5,831,000	5,435,585

5.38% (1)	04/24/32	10,000,000	9,321,000

6.60% (2)	06/13/36	12,917,000	12,693,552

Total Guatemala

(Cost: $37,381,943)			36,877,168

Hungary — 2.2%

Hungary Government International Bonds

5.50% (1)	06/16/34	15,750,000	15,016,050

5.50% (2)	03/26/36	11,335,000	10,614,094

6.75% (2)	09/25/52	16,390,000	16,912,431

Magyar Export-Import Bank Zrt

6.13% (2)	12/04/27	10,617,000	10,650,178

MVM Energetika Zrt

7.50% (1)	06/09/28	28,075,000	28,915,510

Total Hungary

(Cost: $81,767,809)			82,108,263

India — 0.3% (Cost: $11,440,887)

Indiabulls Housing Finance Ltd.

9.70% (2)	07/03/27	11,448,000	11,082,809

Indonesia — 3.0%

Freeport Indonesia PT

5.32% (2)	04/14/32	24,445,000	23,105,414

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT

5.45% (2)	05/15/30	12,436,000	12,055,259

See accompanying Notes to Financial Statements.

4

TCW Emerging Markets Income Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

Indonesia (Continued)

Indonesia Government International Bonds

2.85%	02/14/30	$12,250,000	$10,688,125

4.40%	03/10/29	10,025,000	9,624,000

4.70%	02/10/34	19,420,000	18,329,538

Perusahaan Penerbit SBSN Indonesia III

5.60% (2)	11/15/33	27,900,000	28,231,313

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

4.88% (1)	07/17/49	13,023,000	10,391,721

Total Indonesia

(Cost: $111,138,064)			112,425,370

Israel — 1.9%

Energean Israel Finance Ltd.

4.88% (1)	03/30/26	28,037,112	26,427,782

Israel Government International Bonds

5.38%	03/12/29	11,131,000	10,908,937

5.50%	03/12/34	13,309,000	12,720,742

5.75%	03/12/54	13,310,000	12,035,740

Leviathan Bond Ltd.

6.75% (1)	06/30/30	10,972,000	9,824,614

Total Israel

(Cost: $72,798,871)			71,917,815

Ivory Coast — 0.7%

Ivory Coast Government International Bonds

6.13% (1)	06/15/33	11,952,000	10,388,368

7.63% (2)	01/30/33	11,075,000	10,632,000

8.25% (2)	01/30/37	4,525,000	4,338,117

Total Ivory Coast

(Cost: $26,134,977)			25,358,485

Jamaica — 0.4%

Jamaica Government International Bonds

7.88%	07/28/45	4,300,000	4,939,609

8.00%	03/15/39	7,240,000	8,387,540

Total Jamaica

(Cost: $13,695,594)			13,327,149

Jordan — 1.4%

Jordan Government International Bonds

7.38% (1)	10/10/47	13,380,000	11,473,350

7.50% (2)	01/13/29	14,100,000	13,959,000

7.75% (2)	01/15/28	25,320,000	25,351,650

Total Jordan

(Cost: $50,367,442)			50,784,000

Kazakhstan — 1.4%

KazMunayGas National Co. JSC

4.75% (1)	04/19/27	22,805,000	21,901,101

5.38% (1)	04/24/30	4,910,000	4,688,456

5.75% (1)	04/19/47	28,525,000	23,764,891

Total Kazakhstan

(Cost: $48,734,990)			50,354,448

Issues	Maturity Date	Principal Amount	Value

Kenya — 1.4%

Republic of Kenya Government International Bonds

6.30% (1)	01/23/34	$19,916,000	$15,787,413

7.00% (1)	05/22/27	20,557,000	19,864,229

8.25% (1)	02/28/48	5,700,000	4,812,510

9.75% (2)	02/16/31	10,450,000	10,518,578

Total Kenya

(Cost: $47,589,643)			50,982,730

Lebanon — 0.2%

Lebanon Government International Bonds

6.00% (1),(5)	01/27/23	19,185,000	1,266,210

6.10% (1),(5)	10/04/22	16,000,000	1,049,600

6.20% (1),(5)	02/26/25	6,110,000	400,816

6.60% (1),(5)	11/27/26	9,575,000	630,035

6.65% (1),(5)	04/22/24	12,700,000	838,200

8.25% (5),(6)	05/17/34	22,875,000	1,498,313

Total Lebanon

(Cost: $5,791,625)			5,683,174

Mexico — 6.8%

BBVA Bancomer SA

5.13% (5 yr. CMT + 2.650%) (1),(3)	01/18/33	11,061,000	10,126,346

Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy

7.88% (2)	02/15/39	8,000,000	8,384,800

Cemex SAB de CV

5.13% (5 yr. CMT + 4.534%) (2),(3),(7)	06/08/26	16,993,000	16,347,266

Mexico Government International Bonds

6.34%	05/04/53	24,080,000	22,514,800

6.35%	02/09/35	50,015,000	49,889,962

Petroleos Mexicanos

5.95%	01/28/31	50,688,000	40,048,589

6.38%	01/23/45	10,692,000	6,686,616

6.50%	03/13/27	14,260,000	13,364,200

6.63%	06/15/35	37,188,000	27,606,512

6.70%	02/16/32	40,365,000	33,163,884

6.75%	09/21/47	20,280,000	12,960,246

7.69%	01/23/50	15,818,000	11,078,927

Total Mexico

(Cost: $251,782,488)			252,172,148

Montenegro — 0.1% (Cost: $3,650,000)

Montenegro Government International Bonds

7.25% (2)	03/12/31	3,650,000	3,664,828

Morocco — 1.1%

Morocco Government International Bonds

5.95% (2)	03/08/28	10,506,000	10,449,362

6.50% (2)	09/08/33	7,969,000	7,992,540

See accompanying Notes to Financial Statements.

5

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Morocco (Continued)

OCP SA

6.75% (2)	05/02/34	$12,430,000	$12,258,342

7.50% (2)	05/02/54	10,630,000	10,344,053

Total Morocco

(Cost: $40,904,490)			41,044,297

Mozambique — 0.3% (Cost: $11,512,482)

Mozambique International Bonds

9.00% (1)	09/15/31	15,380,000	12,902,282

Nigeria — 2.9%

Nigeria Government International Bonds

6.13% (2)	09/28/28	28,851,000	25,567,756

7.14% (1)	02/23/30	15,425,000	13,578,967

7.38% (1)	09/28/33	7,790,000	6,476,606

7.63% (1)	11/28/47	14,940,000	11,140,086

7.70% (2)	02/23/38	24,804,000	19,626,165

8.25% (1)	09/28/51	13,300,000	10,463,176

8.38% (1)	03/24/29	23,100,000	21,979,650

Total Nigeria

(Cost: $109,494,068)			108,832,406

Oman — 3.2%

Mazoon Assets Co. SAOC

5.50% (2)	02/14/29	15,200,000	14,973,368

Oman Government International Bonds

6.00% (1)	08/01/29	59,535,000	59,669,787

6.25% (2)	01/25/31	43,875,000	44,464,571

Total Oman

(Cost: $118,742,762)			119,107,726

Pakistan — 1.3%

Pakistan Government International Bonds

6.00% (2)	04/08/26	24,338,000	21,974,293

6.88% (1)	12/05/27	12,960,000	11,160,504

7.38% (1)	04/08/31	10,185,000	8,108,065

8.88% (1)	04/08/51	10,800,000	8,287,920

Total Pakistan

(Cost: $35,681,609)			49,530,782

Panama — 3.7%

Panama Government International Bonds

3.16%	01/23/30	46,328,000	37,853,440

4.50%	04/16/50	47,489,000	30,649,401

6.40%	02/14/35	33,904,000	31,188,289

7.50%	03/01/31	10,100,000	10,249,480

7.88%	03/01/57	15,200,000	14,908,160

8.00%	03/01/38	12,188,000	12,473,656

Total Panama

(Cost: $147,303,539)			137,322,426

Issues	Maturity Date	Principal Amount	Value

Paraguay — 0.7%

Paraguay Government International Bonds

4.95% (1)	04/28/31	$7,975,000	$7,500,488

6.00% (2)	02/09/36	9,640,000	9,417,075

6.10% (1)	08/11/44	10,748,000	9,962,052

Total Paraguay

(Cost: $26,875,508)			26,879,615

Peru — 1.2%

Cia de Minas Buenaventura SAA

5.50% (1)	07/23/26	19,230,000	18,474,261

Peru Government International Bonds

2.78%	01/23/31	32,407,000	27,059,845

Total Peru

(Cost: $46,395,446)			45,534,106

Philippines — 1.6%

Philippines Government International Bonds

2.95%	05/05/45	11,583,000	7,649,731

3.20%	07/06/46	30,289,000	20,622,231

3.56%	09/29/32	34,245,000	29,800,902

Total Philippines

(Cost: $64,678,273)			58,072,864

Poland — 2.4%

Republic of Poland Government International Bonds

4.63%	03/18/29	24,213,000	23,581,041

4.88%	10/04/33	49,174,000	46,995,592

5.50%	04/04/53	4,061,000	3,861,142

5.50%	03/18/54	15,889,000	14,949,960

Total Poland

(Cost: $92,153,015)			89,387,735

Qatar — 1.3%

QatarEnergy

2.25% (1)	07/12/31	34,162,000	27,848,862

3.30% (1)	07/12/51	33,400,000	22,264,440

Total Qatar

(Cost: $53,517,988)			50,113,302

Romania — 2.3%

Romania Government International Bonds

5.88% (2)	01/30/29	24,950,000	24,475,950

6.00% (2)	05/25/34	12,066,000	11,571,294

6.38% (2)	01/30/34	16,550,000	16,214,697

7.13% (2)	01/17/33	18,160,000	18,789,970

7.63% (2)	01/17/53	15,248,000	16,295,538

Total Romania

(Cost: $85,945,947)			87,347,449

Saudi Arabia — 4.5%

Greensaif Pipelines Bidco SARL

6.13% (2)	02/23/38	62,260,000	61,481,750

See accompanying Notes to Financial Statements.

6

TCW Emerging Markets Income Fund

April 30, 2024

Issues	Maturity Date	Principal Amount	Value

Saudi Arabia (Continued)

Saudi Government International Bonds

4.75% (2)	01/16/30	$47,111,000	$45,513,937

5.75% (2)	01/16/54	30,067,000	28,124,672

TMS Issuer SARL

5.78% (1)	08/23/32	31,300,000	31,573,875

Total Saudi Arabia

(Cost: $171,200,513)			166,694,234

Senegal — 0.7%

Senegal Government International Bonds

6.25% (1)	05/23/33	15,285,000	12,944,866

6.75% (1)	03/13/48	16,250,000	11,976,965

Total Senegal

(Cost: $25,071,667)			24,921,831

South Africa — 2.8%

Eskom Holdings SOC Ltd.

8.45% (1)	08/10/28	29,778,000	29,442,998

Republic of South Africa Government International Bonds

4.85%	09/30/29	30,179,000	26,923,078

5.00%	10/12/46	21,800,000	14,384,621

5.65%	09/27/47	12,310,000	8,743,793

5.88%	06/22/30	7,079,000	6,539,226

Sasol Financing USA LLC

8.75% (2)	05/03/29	8,010,000	8,102,616

Stillwater Mining Co.

4.50% (1)	11/16/29	11,640,000	9,179,653

Total South Africa

(Cost: $103,941,194)			103,315,985

Sri Lanka — 1.0%

Sri Lanka Government International Bonds

6.20% (1),(5)	05/11/27	8,600,000	4,903,439

6.75% (1),(5)	04/18/28	30,528,000	17,400,960

7.55% (1),(5)	03/28/30	24,110,000	13,599,845

Total Sri Lanka

(Cost: $38,014,616)			35,904,244

Turkey — 5.7%

Akbank TAS

9.37% (5 yr. CMT + 5.270%) (2),(3),(7)	03/14/29	24,525,000	24,364,055

Hazine Mustesarligi Varlik Kiralama AS

8.51% (2)	01/14/29	46,775,000	49,376,859

Istanbul Metropolitan Municipality

10.50% (2)	12/06/28	17,015,000	18,268,155

Sisecam U.K. PLC

8.63% (2)	05/02/32	8,700,000	8,829,326

Turkiye Government International Bonds

5.75%	05/11/47	9,953,000	7,391,595

9.13%	07/13/30	41,825,000	45,157,930

9.38%	03/14/29	16,925,000	18,373,272

Issues	Maturity Date	Principal Amount		Value

Turkey (Continued)

Turkiye Vakiflar Bankasi TAO

10.12% (5 yr. CMT + 5.493%) (2),(3),(7)	04/24/29		$17,400,000	$17,476,299

Yapi ve Kredi Bankasi AS

9.25% (5 yr. CMT + 5.278%) (2),(3)	01/17/34		10,935,000	11,225,461

9.74% (5 yr. CMT + 5.499%) (2),(3),(7)	04/04/29		13,420,000	13,440,130

Total Turkey

(Cost: $205,791,613)				213,903,082

Ukraine — 1.4%

NAK Naftogaz Ukraine via Kondor Finance PLC

7.13% (1),(5)	07/19/26	EUR	2,780,000	1,976,723

7.63% (1),(5)	11/08/28		$7,242,000	4,779,720

Ukraine Government International Bonds

6.88% (1),(5)	05/21/31		21,983,000	5,570,492

7.25% (1),(5)	03/15/35		58,686,000	14,665,631

7.38% (1),(5)	09/25/34		8,850,000	2,221,350

7.75% (1),(5)	09/01/27		27,243,000	7,818,741

7.75% (1),(5)	09/01/28		11,500,000	3,282,675

7.75% (1),(5)	09/01/29		17,950,000	5,097,800

7.75% (1),(5)	08/01/41		14,662,000	7,908,683

Total Ukraine

(Cost: $58,296,813)				53,321,815

United Arab Emirates — 3.4%

Abu Dhabi Government International Bonds

3.13% (1)	09/30/49		14,995,000	9,899,699

Finance Department Government of Sharjah

4.00% (1)	07/28/50		14,200,000	8,879,438

6.13% (2)	03/06/36		11,200,000	10,920,762

6.50% (2)	11/23/32		37,035,000	37,475,716

Galaxy Pipeline Assets Bidco Ltd.

2.63% (2)	03/31/36		19,706,000	15,526,357

2.94% (2)	09/30/40		22,839,554	17,595,592

MDGH GMTN RSC Ltd.

4.38% (1)	11/22/33		12,475,000	11,464,525

5.50% (1)	04/28/33		5,900,000	5,924,874

5.88% (1)	05/01/34		7,105,000	7,301,276

Total United Arab Emirates

(Cost: $131,040,886)				124,988,239

Uruguay — 0.4%

Uruguay Government International Bonds

4.98%	04/20/55		10,880,000	9,626,624

5.10%	06/18/50		4,655,000	4,257,929

Total Uruguay

(Cost: $13,836,426)				13,884,553

See accompanying Notes to Financial Statements.

7

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Uzbekistan — 0.4%

Republic of Uzbekistan International Bonds

3.70% (1)	11/25/30	$6,875,000	$5,575,625

3.90% (1)	10/19/31	6,450,000	5,156,743

5.38% (1)	02/20/29	6,600,000	6,061,687

Total Uzbekistan

(Cost: $17,144,224)			16,794,055

Venezuela — 0.7%

Venezuela Government International Bonds

8.25% (1),(5),(6)	10/13/24	24,647,300	4,436,514

9.25% (5),(6)	09/15/27	60,955,000	13,093,133

9.25% (1),(5),(6)	05/07/28	49,048,000	9,628,123

Total Venezuela

(Cost: $43,831,351)			27,157,770

Zambia — 1.4%

First Quantum Minerals Ltd.

8.63% (2)	06/01/31	38,075,000	36,900,322

Zambia Government International Bonds

5.38% (1),(5)	09/20/49	25,550,000	16,827,230

Total Zambia

(Cost: $50,889,826)			53,727,552

Total Fixed Income Securities

(Cost: $3,575,716,668)			3,626,596,028

PURCHASED OPTIONS (8) (0.1%)

(Cost: $7,627,698)			3,630,419

Issues	Maturity Date	Shares		Value

MONEY MARKET INVESTMENTS (1.6% )

State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.25% (9)			61,156,860	$61,156,860

Total Money Market Investments

(Cost: $61,156,860)				61,156,860

		Principal Amount

SHORT-TERM INVESTMENT — 0.9%

Egypt Treasury Bills

0.00% (4)	12/10/24	EGP	224,725,000	4,046,929

0.00% (4)	12/17/24	EGP	355,450,000	6,369,463

0.00% (4)	03/11/25	EGP	1,230,000,000	21,045,210

Total Short-term Investment

(Cost: $30,326,529)				31,461,602

Total Investments (99.9%)

(Cost: $3,674,827,755)				3,722,844,909

Excess Of Other Assets Over Liabilities (0.1%)				3,654,063

Net Assets (100.0%)				$3,726,498,972

Purchased Options — OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
BRL Call / USD Put	Bank of America	BRL	4.87	12/20/24	43,930,000	$43,930,000	$305,972	$1,549,982	$(1,244,010)
COP Call / USD Put	Bank of America	COP	3,933	12/20/24	43,930,000	43,930,000	1,069,037	1,597,735	(528,698)
HUF Call / USD Put	BNP Paribas S.A.	HUF	346.4	12/20/24	43,930,000	43,930,000	371,252	1,645,178	(1,273,926)
MXN Call / USD Put	Goldman Sachs International	MXN	16.83	12/20/24	43,930,000	43,930,000	550,004	972,171	(422,167)
ZAR Call / USD Put	JP Morgan Chase Bank	ZAR	18.61	12/20/24	43,930,000	43,930,000	1,334,154	1,862,632	(528,478)

							$3,630,419	$7,627,698	$(3,997,279)

See accompanying Notes to Financial Statements.

8

TCW Emerging Markets Income Fund

April 30, 2024

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Goldman Sachs & Co.	KRW	95,970,287,760	07/16/24	$73,520,000	$69,711,613	$(3,808,387)
JP Morgan Chase Bank	PLN	292,467,907	07/16/24	73,470,000	72,220,474	(1,249,526)

				$146,990,000	$141,932,087	$(5,057,913)

SELL (11)
Bank of America	KRW	36,598,712,980	07/16/24	$26,881,170	$26,584,846	$296,324
BNP Paribas S.A.	PLN	292,467,907	07/16/24	72,031,108	72,220,474	(189,366)
Deutsche Bank AG	KRW	59,371,574,780	07/16/24	43,569,072	43,126,767	442,305

				$142,481,350	$141,932,087	$549,263

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
650	10-Year U.S. Treasury Note Futures	06/18/24	$(71,529,367)	$(69,834,375)	$1,694,992

Notes to the Schedule of Investments:

BRL	Brazilian Real.
COP	Colombian Peso.
HUF	Hungarian Forint.
EGP	Egyptian Pound.
EUR	Euro Currency.
KRW	South Korean Won.
MXN	Mexican Peso.
PLN	Polish Zloty.
USD	U.S. Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2024, the value of these securities amounted to $1,304,029,738 or 35.0% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $1,319,690,633 or 35.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2024.
(4)	Security is not accruing interest.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Perpetual maturity.
(8)	See options table for description of purchased options.
(9)	Rate disclosed is the 7-day net yield as of April 30, 2024.
(10)	Fund buys foreign currency, sells U.S. Dollar.
(11)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

9

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets

Foreign Government Bonds	67.4%

Oil & Gas	9.2

Mining	5.2

Pipelines	3.9

Electric	3.5

Banks	2.1

Money Market Investments	1.6

Iron & Steel	1.3

Chemicals	0.8

Short-Term Investments	0.8

Building Materials	0.7

Investment Companies	0.7

Entertainment	0.5

Lodging	0.5

Municipal Bonds	0.5

Diversified Financial Services	0.4

Water	0.4

Food	0.3

Purchased Options	0.1

Total	99.9%

See accompanying Notes to Financial Statements.

10

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$2,484,831,849	$28,656,082	$2,513,487,931
Oil & Gas	—	343,970,942	—	343,970,942
Mining	—	192,263,768	—	192,263,768
Pipelines	—	147,018,686	—	147,018,686
Electric	—	128,620,665	—	128,620,665
Banks	—	76,632,290	—	76,632,290
Iron & Steel	—	49,298,788	—	49,298,788
Chemicals	—	30,705,010	—	30,705,010
Building Materials	—	25,176,591	—	25,176,591
Investment Companies	—	24,690,675	—	24,690,675
Lodging	—	18,619,984	—	18,619,984
Entertainment	—	18,410,568	—	18,410,568
Government Regional/Local	—	18,268,155	—	18,268,155
Diversified Financial Services	—	14,815,756	—	14,815,756
Water	—	14,319,969	—	14,319,969
Food	—	10,296,250	—	10,296,250

Total Fixed Income Securities	—	3,597,939,946	28,656,082	3,626,596,028

Money Markets Investments	61,156,860	—	—	61,156,860
Short Term Investments	—	31,461,602	—	31,461,602
Purchased Options	—	3,630,419	—	3,630,419

Total Investments	$61,156,860	$3,633,031,967	$28,656,082	$3,722,844,909

Asset Derivatives
Futures Contracts
Interest Rate Risk	1,694,992	—	—	1,694,992
Forward Currency Exchange Contracts
Foreign Currency Risk	—	738,629	—	738,629

Total	$62,851,852	$3,633,770,596	$28,656,082	$3,725,278,530

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(5,247,279)	$—	$(5,247,279)

Total	$—	$(5,247,279)	$—	$(5,247,279)

See accompanying Notes to Financial Statements.

11

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 91.1% of Net Assets

Brazil — 14.3%

Brazil Notas do Tesouro Nacional Series F

10.00%	01/01/25	BRL	9,626,000	$1,853,333

10.00%	01/01/27	BRL	12,171,000	2,301,111

10.00%	01/01/29	BRL	12,647,000	2,325,176

10.00%	01/01/31	BRL	15,881,000	2,841,008

Total Brazil

(Cost: $9,342,615)				9,320,628

Chile — 0.8%

Bonos de la Tesoreria de la Republica en pesos

5.00% (1)	10/01/28	CLP	185,000,000	187,219

5.00%	03/01/35	CLP	225,000,000	217,755

6.00% (1)	04/01/33	CLP	115,000,000	118,683

Total Chile

(Cost: $661,753)				523,657

Colombia — 5.3%

Colombia TES Series B

6.25%	07/09/36	COP	1,032,300,000	184,684

7.00%	06/30/32	COP	4,219,700,000	884,183

7.75%	09/18/30	COP	3,405,000,000	778,368

Colombia TES

7.25%	10/18/34	COP	2,414,100,000	492,810

13.25%	02/09/33	COP	3,875,700,000	1,142,703

Total Colombia

(Cost: $3,268,953)				3,482,748

Czech Republic — 5.4%

Czech Republic Government Bonds

0.95% (1)	05/15/30	CZK	8,260,000	290,420

1.75%	06/23/32	CZK	12,650,000	445,395

2.00%	10/13/33	CZK	14,540,000	508,942

2.50% (1)	08/25/28	CZK	12,710,000	504,156

3.50%	05/30/35	CZK	33,590,000	1,324,338

5.00%	09/30/30	CZK	9,940,000	440,323

Total Czech Republic

(Cost: $3,607,800)				3,513,574

Hungary — 3.0%

Hungary Government Bonds

2.25%	04/20/33	HUF	515,190,000	965,701

3.00%	10/27/27	HUF	139,470,000	333,416

4.75%	11/24/32	HUF	113,730,000	264,642

5.50%	06/24/25	HUF	144,230,000	387,168

Total Hungary

(Cost: $2,126,197)				1,950,927

Issues	Maturity Date	Principal Amount		Value

India — 3.1%

India Government Bonds

7.17%	04/17/30	INR	5,000,000	$59,769

7.18%	08/14/33	INR	162,000,000	1,939,175

Total India

(Cost: $2,029,868)				1,998,944

Indonesia — 11.4%

Indonesia Treasury Bonds

6.38%	04/15/32	IDR	10,683,000,000	625,672

6.63%	02/15/34	IDR	34,107,000,000	2,009,922

6.88%	04/15/29	IDR	14,516,000,000	882,593

7.00%	09/15/30	IDR	7,675,000,000	469,327

7.00%	02/15/33	IDR	11,241,000,000	682,166

7.50%	08/15/32	IDR	13,628,000,000	853,803

7.50%	06/15/35	IDR	5,097,000,000	320,322

8.38%	09/15/26	IDR	9,076,000,000	572,032

8.38%	03/15/34	IDR	2,788,000,000	185,352

8.38%	04/15/39	IDR	3,673,000,000	250,156

9.00%	03/15/29	IDR	8,841,000,000	584,234

Total Indonesia

(Cost: $7,953,217)				7,435,579

Malaysia — 9.4%

Malaysia Government Bonds

2.63%	04/15/31	MYR	6,372,000	1,232,209

3.52%	04/20/28	MYR	4,811,000	999,612

3.58%	07/15/32	MYR	1,641,000	334,664

3.76%	05/22/40	MYR	1,670,000	334,315

3.88%	03/14/25	MYR	4,898,000	1,030,672

3.91%	07/15/26	MYR	2,368,000	499,897

4.76%	04/07/37	MYR	4,135,000	924,299

4.89%	06/08/38	MYR	3,505,000	794,859

Total Malaysia

(Cost: $6,263,296)				6,150,527

Mexico — 8.8%

Mexico Bonos

5.00%	03/06/25	MXN	5,545,700	310,224

7.00%	09/03/26	MXN	18,700,000	1,015,201

7.75%	05/29/31	MXN	19,913,900	1,036,572

7.75%	11/13/42	MXN	15,714,700	745,020

8.00%	05/24/35	MXN	3,049,800	155,493

8.50%	03/01/29	MXN	12,872,800	709,237

8.50%	05/31/29	MXN	11,295,400	622,561

8.50%	11/18/38	MXN	15,963,000	830,601

10.00%	11/20/36	MXN	5,370,000	316,745

Total Mexico

(Cost: $5,780,844)				5,741,654

See accompanying Notes to Financial Statements.

12

TCW Emerging Markets Local Currency Income Fund

April 30, 2024

Issues	Maturity Date	Principal Amount		Value

Peru — 1.9%

Peru Government Bonds

5.40%	08/12/34	PEN	1,518,000	$350,871

6.15%	08/12/32	PEN	1,013,000	255,828

7.30% (1)	08/12/33	PEN	1,046,000	281,971

Peru Government International Bonds

6.90% (1)	08/12/37	PEN	1,341,000	339,902

Total Peru

(Cost: $1,211,515)				1,228,572

Poland — 5.9%

Republic of Poland Government Bonds

0.75%	04/25/25	PLN	2,235,000	530,097

1.25%	10/25/30	PLN	5,070,000	964,431

1.75%	04/25/32	PLN	3,847,000	715,854

2.50%	07/25/27	PLN	1,924,000	435,697

2.75%	10/25/29	PLN	2,036,000	438,093

3.25%	07/25/25	PLN	2,265,000	546,717

6.00%	10/25/33	PLN	901,000	227,237

Total Poland

(Cost: $3,727,796)				3,858,126

Romania — 4.2%

Romania Government Bonds

3.25%	06/24/26	RON	1,800,000	366,014

4.15%	01/26/28	RON	2,715,000	543,047

4.75%	02/24/25	RON	1,065,000	226,634

5.80%	07/26/27	RON	2,130,000	451,038

6.70%	02/25/32	RON	5,490,000	1,174,061

Total Romania

(Cost: $2,672,176)				2,760,794

South Africa — 8.5%

Republic of South Africa Government Bonds

6.25%	03/31/36	ZAR	17,391,184	581,133

8.25%	03/31/32	ZAR	25,407,410	1,122,824

8.50%	01/31/37	ZAR	20,692,338	821,513

8.75%	01/31/44	ZAR	36,929,555	1,391,648

8.88%	02/28/35	ZAR	8,436,303	360,507

9.00%	01/31/40	ZAR	20,774,186	824,321

10.50%	12/21/26	ZAR	7,549,440	410,445

Total South Africa

(Cost: $6,129,825)				5,512,391

Supranational — 2.0% (Cost: $1,292,110)

International Bank for Reconstruction & Development

6.85%	04/24/28	INR	108,500,000	1,282,650

Thailand — 7.1%

Thailand Government Bonds

1.59%	12/17/35	THB	9,353,000	220,783

1.60%	12/17/29	THB	36,345,000	930,299

Issues	Maturity Date	Principal Amount		Value

Thailand (Continued)

2.00%	12/17/31	THB	15,198,000	$390,766

2.25%	03/17/27	THB	33,777,000	907,389

3.30%	06/17/38	THB	22,106,000	613,075

3.35%	06/17/33	THB	28,729,000	809,776

3.45%	06/17/43	THB	28,127,000	776,338

Total Thailand

(Cost: $4,911,439)				4,648,426

Total Fixed Income Securities

(Cost: $60,979,405)				59,409,197

PURCHASED OPTIONS (2) (0.1%)

(Cost: $45,363)				51,535

		Shares

MONEY MARKET INVESTMENTS — 2.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.25% (3)			1,426,685	1,426,685

Total Money Market Investments

(Cost: $1,426,685)				1,426,685

		Principal Amount

SHORT TERM INVESTMENTS — 4.0%

Short-Term Investment — 4.0%

Egypt — 4.0%

Egypt Treasury Bills

0.00% (4)	06/11/24	EGP	36,800,000	747,536

0.00% (4)	09/10/24	EGP	39,200,000	747,991

0.00% (4)	09/17/24	EGP	35,750,000	679,213

0.00% (4)	12/10/24	EGP	8,925,000	160,724

0.00% (4)	12/17/24	EGP	14,100,000	252,664

Total Egypt

(Cost: $2,534,560)				2,588,128

Nigeria — 0.1% (Cost: $35,669)

Nigeria Treasury Bills

0.00% (4)	03/27/25	NGN	51,000,000	30,641

Total Short Term Investments

(Cost: $2,570,229)				2,618,769

Total Investments (97.4%)

(Cost: $65,021,681)				63,506,186

Excess Of Other Assets Over Liabilities (2.6%)				1,677,924

Net Assets (100.0%)				$65,184,110

See accompanying Notes to Financial Statements.

13

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Purchased Options — OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
EUR Put / USD Call	Barclays Capital	EUR	1.04	7/11/24	$5,050,000	$5,050,000	$51,535	$45,362	$6,173

Written Options — OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
EUR Put / USD Call	Barclays Capital	EUR	1.07	7/11/24	$(5,050,000)	$(5,050,000)	$(12,989)	$(12,763)	$(226)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (5)
Bank of America	CZK	14,646,701	09/18/24	$626,865	$623,269	$(3,596)
Bank of America	EGP	14,048,834	12/11/24	291,288	274,279	(17,009)
Bank of America	KRW	1,965,000,000	06/07/24	1,501,089	1,424,319	(76,770)
Bank of America	MXN	9,691,192	07/15/24	571,600	562,238	(9,362)
Bank of America	THB	62,167,070	07/11/24	1,706,035	1,686,625	(19,410)
Bank of America	ZAR	8,614,671	07/15/24	450,735	454,678	3,943
BNP Paribas S.A.	BRL	3,450,425	06/12/24	687,500	663,327	(24,173)
BNP Paribas S.A.	TRY	16,728,407	03/03/25	348,557	377,456	28,899
Citibank N.A.	CLP	627,527,127	07/22/24	647,803	656,020	8,217
Deutsche Bank AG	PLN	3,496,690	09/18/24	888,861	862,740	(26,121)
Deutsche Bank AG	TRY	16,834,081	10/28/24	402,200	428,663	26,463
ING Baring U.S. Capital Markets	PLN	1,952,711	06/11/24	498,593	482,378	(16,215)
JP Morgan Chase Bank	CLP	1,328,525,000	06/13/24	1,375,000	1,389,065	14,065
JP Morgan Chase Bank	EGP	25,537,845	12/11/24	524,319	498,583	(25,736)
JP Morgan Chase Bank	KRW	1,061,499,961	06/07/24	798,408	769,422	(28,986)
JP Morgan Chase Bank	THB	242,357,400	05/02/24	6,640,656	6,539,595	(101,061)
JP Morgan Chase Bank	TRY	36,520,000	09/18/24	1,000,000	971,906	(28,094)
JP Morgan Chase Bank	TRY	48,770,298	10/28/24	1,229,400	1,241,888	12,488
JP Morgan Chase Bank	TRY	9,810,949	03/03/25	206,459	221,371	14,912
JP Morgan Chase Bank	ZAR	28,979,512	07/15/24	1,511,660	1,529,525	17,865
Morgan Stanley & Co.	MYR	2,415,096	06/20/24	517,817	507,590	(10,227)
Morgan Stanley & Co.	TRY	23,342,580	09/18/24	640,400	621,216	(19,184)

				$23,065,245	$22,786,153	$(279,092)

See accompanying Notes to Financial Statements.

14

TCW Emerging Markets Local Currency Income Fund

April 30, 2024

Forward Currency Contracts (Continued)

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (6)
Bank of America	THB	124,317,214	05/20/24	$3,387,390	$3,358,937	$28,453
Barclays Capital	MYR	594,449	06/20/24	124,900	124,938	(38)
Barclays Capital	THB	37,609,348	05/20/24	1,026,176	1,016,170	10,006
BNP Paribas S.A.	EUR	625,819	06/12/24	687,500	670,251	17,249
BNP Paribas S.A.	TRY	10,395,713	09/18/24	269,278	276,661	(7,383)
Goldman Sachs & Co.	BRL	3,450,425	06/12/24	669,725	663,327	6,398
JP Morgan Chase Bank	EGP	39,586,680	12/11/24	785,998	772,862	13,136
JP Morgan Chase Bank	KRW	3,026,499,961	06/07/24	2,217,541	2,193,741	23,800
JP Morgan Chase Bank	PEN	5,070,313	06/13/24	1,375,000	1,352,258	22,742
JP Morgan Chase Bank	THB	37,292,614	05/20/24	1,016,217	1,007,612	8,605
Morgan Stanley & Co.	THB	242,357,400	05/02/24	6,660,000	6,539,595	120,405
Morgan Stanley & Co.	THB	37,259,597	05/20/24	1,016,217	1,006,720	9,497
Standard Chartered Bank	PEN	3,841,649	05/17/24	1,030,900	1,024,899	6,001
Standard Chartered Bank	ZAR	37,594,183	07/15/24	1,985,329	1,984,203	1,126

				$22,252,171	$21,992,174	$259,997

Notes to the Schedule of Investments:

BRL	Brazilian Real.
CLP	Chilean Peso.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
EUR	Euro Currency.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
INR	Indian Rupee.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NGN	Nigeria Naira.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
THB	Thai Baht.
TRY	Turkish New Lira.
TWD	Taiwan Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2024, the value of these securities amounted to $1,722,351 or 2.6% of net assets.
(2)	See options table for description of purchased options.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2024.
(4)	Security is not accruing interest.
(5)	Fund buys foreign currency, sells U.S. Dollar.
(6)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

15

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	April 30, 2024

Sector	Percentage of Net Assets
Foreign Government Bonds	89.2%
Short-Term Investments	4.0
Money Market Investments	2.2
Multi-National	1.9
Purchased Options	0.1

Total	97.4%

See accompanying Notes to Financial Statements.

16

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2024

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$58,126,547	$—	$58,126,547
Multi-National	—	1,282,650	—	1,282,650

Total Fixed Income Securities	—	59,409,197	—	59,409,197

Short Term Investments		2,618,769		2,618,769
Money Market Fund	1,426,685	—	—	1,426,685
Purchased Options	—	51,535	—	51,535

Total Investments	$1,426,685	$62,079,501	$—	$63,506,186

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	394,270	—	394,270

Total	$1,426,685	$62,473,771	$—	$63,900,456

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(413,365)	$—	$(413,365)
Written Options
Foreign Currency Risk	—	(12,989)	—	(12,989)

Total	$—	$(426,354)	$—	$(426,354)

See accompanying Notes to Financial Statements.

17

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2024

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund
ASSETS
Investments, at Value (1)	$3,722,844,909	$63,506,186
Foreign Currency, at Value (2)	3,422	188,770
Cash	805	—
Receivable for Fund Shares Sold	5,382,296	130,364
Interest and Dividends Receivable	56,858,942	1,416,635
Receivable from Investment Advisor	175,887	19,404
Unrealized Appreciation on Forward Currency Exchange Contracts	738,629	394,270
Receivable for Daily Variation Margin on Open Financial Futures Contracts	335,114	—
Cash Collateral Held for Brokers	6,680,000	440,000
Prepaid Expenses	79,046	49,317

Total Assets	3,793,099,050	66,144,946

LIABILITIES
Distributions Payable	3,892,572	2,358
Payable for Securities Purchased	44,046,789	—
Payable for Fund Shares Redeemed	6,830,935	172,291
Accrued Capital Gain Withholding Taxes	—	1,524
Accrued Directors’ Fees and Expenses	16,221	16,939
Deferred Accrued Directors’ Fees and Expenses	761	761
Accrued Management Fees	2,471,509	43,765
Accrued Distribution Fees	103,031	2,906
Options Written, at Value	—	12,989	(3)
Collateral Pledged by Brokers	2,000,000	140,000
Unrealized Depreciation on Forward Currency Exchange Contracts	5,247,279	413,365
Transfer Agent Fees Payable	492,419	41,328
Administration Fee Payable	386,240	6,802
Audit Fees Payable	41,426	25,087
Accounting Fees Payable	545,351	15,726
Custodian Fees Payable	456,472	41,544
Legal Fees Payable	—	538
Other Accrued Expenses	69,073	22,913

Total Liabilities	66,600,078	960,836

NET ASSETS	$3,726,498,972	$65,184,110

NET ASSETS CONSIST OF:
Paid-in Capital	$6,084,741,821	$125,202,790
Accumulated Earnings (Loss)	(2,358,242,849)	(60,018,680)

NET ASSETS	$3,726,498,972	$65,184,110

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$2,120,093,170	$52,427,564

N Class Share	$461,340,874	$12,756,546

Plan Class Share	$1,145,064,928	$—

See accompanying Notes to Financial Statements.

18

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited) (Continued)	April 30, 2024

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund
CAPITAL SHARES OUTSTANDING: (4)
I Class Share	333,667,368	7,318,134

N Class Share	56,248,489	1,784,965

Plan Class Share	180,368,681	—

NET ASSET VALUE PER SHARE: (5)
I Class Share	$6.35	$7.16

N Class Share	$8.20	$7.15

Plan Class Share	$6.35	$—

(1)	The identified cost for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund at April 30, 2024 was $3,674,827,755 and $65,021,681, respectively.
(2)	The identified cost for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund at April 30, 2024 was $3,426 and $193,041, respectively.
(3)	Premium received $12,763.
(4)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

19

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2024

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund
INVESTMENT INCOME
Income:
Dividends	$1,855,273	$55,501
Interest	148,776,250 (1)	3,043,590 (1)

Total	150,631,523	3,099,091

Expenses:
Management Fees	13,826,550	318,274
Accounting Services Fees	198,249	6,729
Administration Fees	164,922	5,891
Transfer Agent Fees:
I Class	969,507	39,401
N Class	236,585	11,298
Plan Class	69,123	—
Custodian Fees	167,284	18,250
Professional Fees	112,615	22,141
Directors’ Fees and Expenses	23,198	23,198
Registration Fees:
I Class	30,643	7,031
N Class	9,879	7,771
Plan Class	17,019	—
Distribution Fees:
N Class	593,919	17,687
Compliance Expense	582	582
Shareholder Reporting Expense	8,153	2,442
Other	159,987	6,033

Total	16,588,215	486,728

Less Expenses Borne by Investment Advisor:
I Class	(383,547)	(79,847)
N Class	(468,118)	(41,499)
Plan Class	(265,205)	—

Net Expenses	15,471,345	365,382

Net Investment Income	135,160,178	2,733,709

See accompanying Notes to Financial Statements.

20

TCW Funds, Inc.

Statements of Operations (Unaudited) (Continued)	Six Months Ended April 30, 2024

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	$(27,278,818	) (2)	$(2,210,749	) (2)
Foreign Currency	16,873		(81,391)
Forward Currency Exchange Contracts	88,397		217,440
Futures Contracts	107,507		—
Options Written	—		45,356
Change in Unrealized Appreciation on:
Investments	304,287,812		5,593,183	(3)
Foreign Currency	(72)		43,196
Forward Currency Exchange Contracts	(4,508,650)		369,626
Futures Contracts	1,694,992		—
Options Written	—		(37,188)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	274,408,041		3,939,473

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$409,568,219		$6,673,182

(1)	Net of foreign taxes withheld of $233,183 and $36,428 for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.
(2)	Net of capital gain withholding taxes of $4,284 and $4,524 for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.
(3)	Net of capital gain withholding taxes of $1,524 for the TCW Emerging Markets Local Currency Income Fund.

See accompanying Notes to Financial Statements.

21

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net Investment Income	$135,160,178	$263,440,484	$2,733,709	$8,380,169
Net Realized Loss on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	(27,066,041)	(351,637,357)	(2,029,344)	(5,266,985)
Change in Unrealized Appreciation on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	301,474,082	419,836,488	5,968,817	14,295,354

Increase in Net Assets Resulting from Operations	409,568,219	331,639,615	6,673,182	17,408,538

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(102,515,405)	(208,679,952)	(2,282,886)	(4,696,848)

NET CAPITAL SHARE TRANSACTIONS
I Class	(156,451,115)	(488,084,644)	(58,398,942)	(2,663,384)
N Class	(21,460,591)	43,962,199	(1,496,018)	(30,598,395)
Plan Class	57,921,333	(66,215,732)	—	—

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(119,990,373)	(510,338,177)	(59,894,960)	(33,261,779)

Increase (Decrease) in Net Assets	187,062,441	(387,378,514)	(55,504,664)	(20,550,089)
NET ASSETS
Beginning of period	3,539,436,531	3,926,815,045	120,688,774	141,238,863

End of period	$3,726,498,972	$3,539,436,531	$65,184,110	$120,688,774

See accompanying Notes to Financial Statements.

22

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2024

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2024, the Company consisted of 16 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries. The Fund generally invests in at least four emerging market countries.
Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation through investment in debt securities denominated in the local currencies of various emerging market countries; invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in emerging market countries denominated in the local currencies of an issuer, and in derivative instruments that provide investment exposure to such securities.

The TCW Emerging Markets Local Currency Income Fund currently offers two classes of shares: I Class and N Class. The TCW Emerging Markets Income Fund offers I Class, N Class and Plan Class shares. The three classes of a Fund are substantially the same except that the Class N shares are subject to a distribution fee (see Note 7).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

23

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a

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Note 2 — Significant Accounting Policies (Continued)

particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of April 30, 2024 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW EMERGING MARKETS INCOME FUND	FOREIGN GOVERNMENT BONDS	TOTAL
Balance as of October 31, 2023	$31,765,863	$31,765,863
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	(6,739,613)	(6,739,613)
Change in Unrealized Appreciation (Depreciation)*	7,059,252	7,059,252
Purchases	1,532,625	1,532,625
Sales	(4,962,045)	(4,962,045)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of April 30, 2024	$28,656,082	$28,656,082

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2024 was $7,059,252 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

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TCW Funds, Inc.

April 30, 2024

Note 2 — Significant Accounting Policies (Continued)

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2024 are as follows:

Description	Fair Value at 4/30/2024	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Emerging Markets Income Fund
Sovereign	$28,656,082	Third-Party Vendor	Vendor Prices	$6.550–$21.479	$18.191	Increase

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

27

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2024, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Income Fund

	Equity Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$—	$1,694,992	$1,694,992
Forward Currency Exchange Contracts	—	—	738,629	—	738,629
Investments (2)	—	—	3,630,419	—	3,630,419

Total Value	$—	$—	$4,369,048	$1,694,992	$6,064,040

Liability Derivatives
Forward Currency Exchange Contracts	$—	$—	$(5,247,279)	$—	$(5,247,279)

Total Value	$—	$—	$(5,247,279)	$—	$(5,247,279)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$88,397	$—	$88,397
Futures Contracts	—	—	—	107,507	107,507

Net Realized Gain (Loss)	$—	$—	$88,397	$107,507	$195,904

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$(4,508,650)	$—	$(4,508,650)
Futures Contracts	—	—	—	1,694,992	1,694,992
Investments (4)	—	—	(3,997,279)	—	(3,997,279)

Net Change in Appreciation (Depreciation)	$—	$—	$(8,505,929)	$1,694,992	$(6,810,937)

Number of Contracts or Notional Amounts (5)
Forward Currency Exchange Contracts	$ —	$ —	$151,624,601	$ —	$151,624,601
Options Purchased	$ —	$ —	$219,650,000	$ —	$219,650,000
Futures Contracts	—	—	—	650	650

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Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Local Currency Income Fund

	Equity Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Currency Exchange Contracts	$—	$—	$394,270	$—	$394,270
Investments (2)	—	—	51,535	—	51,535

Total Value	$—	$—	$445,805	$—	$445,805

Liability Derivatives
Forward Currency Exchange Contracts	$—	$—	$(413,365)	$—	$(413,365)
Options Written	—	—	(12,989)	—	(12,989)

Total Value	$—	$—	$(426,354)	$—	$(426,354)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$217,440	$—	$217,440
Investments (3)	—	—	(125,819)	—	(125,819)
Options Written	—	—	45,356	—	45,356

Net Realized Gain (Loss)	$—	$—	$136,977	$—	$136,977

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$369,626	$—	$369,626
Investments (4)	—	—	90,165	—	90,165
Options Written	—	—	(37,188)	—	(37,188)

Net Change in Appreciation (Depreciation)	$—	$—	$422,603	$—	$422,603

Number of Contracts or Notional Amounts (5)
Forward Currency Exchange Contracts	$ —	$ —	$45,949,959	$ —	$45,949,959
Options Purchased	$ —	$ —	$4,327,333	$ —	$4,327,333
Options Written	$ —	$ —	$5,116,000	$ —	$5,116,000

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2024 is reported within the Statement of Assets and Liabilities.

(2)	Represents purchased options, at value.
(3)	Represents realized gain (loss) for purchased options.
(4)	Represents change in unrealized appreciation (depreciation) for purchased options during the period.
(5)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2024.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin

29

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations,

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TCW Funds, Inc.

April 30, 2024

Note 2 — Significant Accounting Policies (Continued)

representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

31

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following table presents TCW Emerging Markets Income Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivative Assets (Liabilities) Available for Offset	Net Amount of Derivative Assets (2)
Bank of America Foreign Currency Exchange Contracts	$296,324	$(296,324)	$—	$—
Bank of America Purchased Options	1,375,009	(1,375,009)	—	—
BNP Paribas S.A Purchased Options	371,252	—	(189,366)	181,886
Deutsche Bank AG Foreign Currency Exchange Contracts	442,305	—	—	442,305
Goldman Sachs & Co. Purchased Options	550,004	—	(550,004)	—
JPMorgan Chase Bank Purchased Options	1,334,154		(1,249,526)	84,628

Total	$4,369,048	$(1,671,333)	$(1,988,896)	$708,819

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW Emerging Markets Income Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2024:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Received (1)	Derivative (Assets) Liabilities Available for Offset	Net Amount of Derivative Liabilities (2)
BNP Paribas S.A. Foreign Currency Exchange Contracts	$189,366	$—	$(189,366)	$—
Goldman Sachs & Co. Foreign Currency Exchange Contracts	3,808,387	(3,258,383)	(550,004)	—
JPMorgan Chase Bank Foreign Currency Exchange Contracts	1,249,526	—	(1,249,526)	—

Total	$5,247,279	$(3,258,383)	$(1,988,896)	$—

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

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TCW Funds, Inc.

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Note 2 — Significant Accounting Policies (Continued)

The following table presents TCW Emerging Markets Local Currency Income Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivative Assets (Liabilities) Available for Offset	Net Amount of Derivative Assets (2)
Bank of America Foreign Currency Exchange Contracts	$32,396	$—	$(32,396)	$—
Barclays Capital Purchased Options	51,535	—	(12,989)	38,546
Barclays Capital Foreign Currency Exchange Contracts	10,006	—	(38)	9,968
BNP Paribas S.A. Foreign Currency Exchange Contracts	46,148	—	(31,556)	14,592
Citibank N.A. Foreign Currency Exchange Contracts	8,217	—	—	8,217
Deutsche Bank AG Foreign Currency Exchange Contracts	26,463	—	(26,121)	342
Goldman Sachs & Co. Foreign Currency Exchange Contracts	6,398	—	—	6,398
JPMorgan Chase Bank Foreign Currency Exchange Contracts	127,613	—	(127,613)	—
Morgan Stanley & Co. Foreign Currency Exchange Contracts	129,902	(100,491)	(29,411)	—
Standard Chartered Foreign Currency Exchange Contracts	7,127	—	—	7,127

Total	$445,805	$(100,491)	$(260,124)	$85,190

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

33

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following table presents TCW Emerging Markets Local Currency Income Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2024:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Received (1)	Derivative (Assets) Liabilities Available for Offset	Net Amount of Derivative Liabilities (2)
Bank of America Foreign Currency Exchange Contracts	$126,147	$—	$(32,396)	$93,751
Barclays Capital Written Options	12,989	—	(12,989)	—
Barclays Capital Foreign Currency Exchange Contracts	38	—	(38)	—
BNP Paribas S.A. Foreign Currency Exchange Contracts	31,556	—	(31,556)	—
Deutsche Bank AG Foreign Currency Exchange Contracts	26,121	—	(26,121)	—
ING Baring U.S. Capital Markets Foreign Currency Exchange Contracts	16,215	—	(16,215)	—
JPMorgan Chase Bank Foreign Currency Exchange Contracts	183,877	(56,264)	(127,613)	—
Morgan Stanley & Co. Foreign Currency Exchange Contracts	29,411	—	(29,411)	—

Total	$426,354	$(56,264)	$(276,339)	$93,751

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery, and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The

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Note 3 — Portfolio Investments (Continued)

MRA permits each Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2024.

Participation Notes: The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. None of the Funds held participation notes as of April 30, 2024.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2024.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at April 30, 2024 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts outstanding at April 30, 2024, are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the

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Note 3 — Portfolio Investments (Continued)

Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2024, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund entered into options to hedge the currency exposure of the Funds.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

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Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. There were no swap agreements outstanding at April 30, 2024.

Note 4 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

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April 30, 2024

Note 4 — Risk Considerations (Continued)

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

LIBOR Risk: The London Interbank Offered Rate (“LIBOR”) was a leading benchmark or reference rate for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset backed and mortgage-related securities, interest rate swaps and other derivatives. In July 2017, the United Kingdom’s Financial Conduct Authority (FCA), which regulates LIBOR, announced the gradual phase out of the LIBOR rate, with nearly all LIBOR rate publications having ceased as of June 30, 2023 (some LIBOR rates continue to be published, but only on a temporary and synthetic basis). Alternatives to LIBOR have been established and others may be developed. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has identified the Secured Overnight Financing Rate (SOFR) as the preferred alternative rate to LIBOR. SOFR is a relatively new index calculated by short-term repurchase agreements, backed by Treasury securities. There remains uncertainty surrounding the nature of any replacement rates. The transition to a new reference rate may result in (i) increased volatility or illiquidity in markets for instruments or contracts that previously relied on or still rely on LIBOR, (ii) a reduction in the value of certain instruments or contracts held by a Fund, (iii) reduced effectiveness of related Fund transactions, such as hedging, (iv) additional tax, accounting and regulatory risks, or (v) costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments or contracts using an alternative rate will have the same volume or liquidity.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

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Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign and Developing/Emerging Markets Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest. The Funds are also subject to risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, and political changes or diplomatic developments, which can all negatively impact the securities markets and cause a Fund to lose value. As one current example, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, European Union and other countries, which has adversely affected European and global energy and financial markets and thus could affect the value of a Fund’s investments.

Non-U.S. Sovereign Debt Risk: Each Fund may invest a significant portion of its assets in non-U.S. sovereign debt. These investments can involve a high degree of risk. Legal protections available with respect to corporate issuers (e.g., bankruptcy, liquidation and reorganization laws) do not generally apply to governmental entities or sovereign debt. Accordingly, creditor seniority rights, claims to collateral and similar rights may provide limited protection and may be unenforceable. The governmental entity that controls the repayment of a non-U.S. sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A Fund may have limited recourse to compel payment in the event of a default. Changes to the financial condition or credit rating of a non-U.S. government may cause the value of a non-U.S. sovereign debt obligation to decline. During periods of economic uncertainty, the market prices of non-U.S. sovereign debt may be more volatile than prices of corporate debt obligations. Investing in non-U.S. sovereign debt obligations is generally subject to heightened risk as compared to investing in U.S. government debt obligations. Several countries have defaulted on their sovereign debt obligations in the past or encountered downgrades of their sovereign debt obligations, and those and other countries may also default on or experience downgrades or further downgrades of their sovereign debt obligations in the future.

For more information on risks related to investing in the Funds, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

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April 30, 2024

Note 5 — Federal Income Taxes (Continued)

At April 30, 2024, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Emerging Markets Income Fund	$167,695,627	$(126,997,469)	$40,698,158	$3,682,146,751
TCW Emerging Markets Local Currency Income Fund	1,172,952	(3,856,206)	(2,683,254)	66,189,440

At October 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Emerging Markets Income Fund	$1,802,569	$—	$1,802,569
TCW Emerging Markets Local Currency Income Fund	1,177,419	—	1,177,419

During the year ended October 31, 2023, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital gain	Total Distributions
TCW Emerging Markets Income Fund	$208,679,952	$—	—	$208,679,952
TCW Emerging Markets Local Currency Income Fund	4,696,848	—	—	4,696,848

At October 31, 2023, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Emerging Markets Income Fund	$1,404,547,010	$970,359,821	$2,374,906,831
TCW Emerging Markets Local Currency Income Fund	32,156,015	22,653,190	54,809,205

The Funds did not have any unrecognized tax benefits at April 30, 2024, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2024. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Emerging Markets Income Fund
I Class	0.85	% (1)
N Class	0.95	% (1)
Plan Class	0.77	% (1)
TCW Emerging Markets Local Currency Income Fund
I Class	0.85	% (1)
N Class	0.90	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

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Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Fund Management Fees and Other Expenses (Continued)

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement will be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisor may not receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

At April 30, 2024, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2027	Expires 10/31/2026
TCW Emerging Markets Income Fund	$726,152	$1,030,033
TCW Emerging Markets Local Currency Income Fund	82,191	225,798

Total	808,343	1,255,831

Directors’ Fees: Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2024 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Emerging Markets Income Fund	$2,361,954,646	$2,459,149,829	$—	$—
TCW Emerging Markets Local Currency Income Fund	46,252,961	104,798,825	—	—

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April 30, 2024

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	44,887,299	$283,349,416	155,379,245	$946,777,138
Shares Issued upon Reinvestment of Dividends	8,361,598	52,499,239	16,484,865	99,967,408
Shares Redeemed	(78,950,687)	(492,299,770)	(253,454,288)	(1,534,829,190)

Net Decrease	(25,701,790)	$(156,451,115)	(81,590,178)	$(488,084,644)

N Class	Shares	Amount	Shares	Amount
Shares Sold	4,307,948	$35,078,130	15,090,614	$119,272,021
Shares Issued upon Reinvestment of Dividends	1,829,880	14,839,799	2,938,551	23,013,683
Shares Redeemed	(8,715,373)	(71,378,520)	(12,491,675)	(98,323,505)

Net Increase (Decrease)	(2,577,545)	$(21,460,591)	5,537,490	$43,962,199

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	21,521,962	$136,214,282	38,757,199	$235,169,525
Shares Issued upon Reinvestment of Dividends	3,795,494	23,839,366	5,624,869	34,094,725
Shares Redeemed	(16,236,669)	(102,132,315)	(55,895,176)	(335,479,982)

Net Decrease	9,080,787	$57,921,333	(11,513,108)	$(66,215,732)

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,043,036	$7,758,030	3,211,839	$23,179,638
Shares Issued upon Reinvestment of Dividends	328,802	2,413,375	471,364	3,408,057
Shares Redeemed	(9,242,335)	(68,570,347)	(4,123,910)	(29,251,079)

Net Decrease	(7,870,497)	$(58,398,942)	(440,707)	$(2,663,384)

N Class	Shares	Amount	Shares	Amount
Shares Sold	55,435	$410,088	749,949	$5,375,271
Shares Issued upon Reinvestment of Dividends	63,103	463,266	132,939	952,940
Shares Redeemed	(323,340)	(2,369,372)	(5,020,848)	(36,926,606)

Net Decrease	(204,802)	$(1,496,018)	(4,137,960)	$(30,598,395)

Note 10 — Affiliate Ownership

As of April 30, 2024, affiliates of the Fund and Advisor owned 5.67% of the net assets of the TCW Emerging Markets Local Currency Income Fund.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2024.

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Notes to Financial Statements (Unaudited) (Continued)

Note 12 — Committed Line of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10% plus 1.25% or the Overnight Bank Funding Rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2024. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 13 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine whether to specify highly liquid investment minimum (and, if so, at what level), limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

On March 4, 2024, the Board reviewed the Program Administrator’s written annual report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the calendar year ended December 31, 2023 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 14 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will

44

TCW Funds, Inc.

April 30, 2024

Note 14 — Indemnifications (Continued)

indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 15 — New Accounting Pronouncements

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021- 01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848).” ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which deferred the sunset day of this guidance to December 31, 2024. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. There have been no impacts to date.

45

TCW Emerging Markets Income Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$5.84		$5.67	$7.87	$7.93	$8.33	$7.77

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.41	0.33	0.35	0.39	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.45		0.09	(2.22)	(0.02)	(0.46)	0.54

Total from Investment Operations	0.68		0.50	(1.89)	0.33	(0.07)	1.00

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.33)	(0.28)	(0.37)	(0.33)	(0.44)
Distributions from Return of Capital	—		—	(0.03)	(0.02)	—	—

Total Distributions	(0.17)		(0.33)	(0.31)	(0.39)	(0.33)	(0.44)

Net Asset Value per Share, End of period	$6.35		$5.84	$5.67	$7.87	$7.93	$8.33

Total Return	11.76	% (2)	8.72%	(24.47%)	4.04%	(0.69%)	13.13%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$2,120,093		$2,097,432	$2,500,689	$4,720,489	$5,877,348	$5,668,552

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.89	% (3)	0.85%	0.90%	0.85%	0.85%	0.84%

After Expense Reimbursement	0.85	% (3)	0.82%	0.85%	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	7.32	% (3)	6.80%	4.79%	4.23%	4.95%	5.62%

Portfolio Turnover Rate	65.51	% (2)	152.31%	119.10%	150.31%	135.46%	136.47%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

46

TCW Emerging Markets Income Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$7.53		$7.32	$10.16	$10.23	$10.72	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.29		0.53	0.41	0.44	0.49	0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.60		0.10	(2.86)	(0.03)	(0.57)	0.69

Total from Investment Operations	0.89		0.63	(2.45)	0.41	(0.08)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.42)	(0.36)	(0.46)	(0.41)	(0.54)
Distributions from Return of Capital	—		—	(0.03)	(0.02)	—	—

Total Distributions	(0.22)		(0.42)	(0.39)	(0.48)	(0.41)	(0.54)

Net Asset Value per Share, End of period	$8.20		$7.53	$7.32	$10.16	$10.23	$10.72

Total Return	11.87	% (2)	8.48%	(24.57%)	3.97%	(0.69%)	12.85%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$461,341		$443,173	$390,155	$546,887	$261,520	$320,492

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.15	% (3)	1.15%	1.17%	1.13%	1.14%	1.14%

After Expense Reimbursement	0.95	% (3)	0.95%	0.95%	0.95%	0.98%	1.05%

Ratio of Net Investment Income to Average Net Assets	7.22	% (3)	6.70%	4.72%	4.20%	4.82%	5.41%

Portfolio Turnover Rate	65.51	% (2)	152.31%	119.10%	150.31%	135.46%	136.47%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

47

TCW Emerging Markets Income Fund

Financial Highlights — Plan Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,			March 2, 2020 (Commencement of Operations) through October 31, 2020
			2023	2022	2021
Net Asset Value per Share, Beginning of period	$5.83		$5.67	$7.86	$7.93	$8.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.42	0.33	0.36	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.47		0.07	(2.20)	(0.04)	(0.48)

Total from Investment Operations	0.70		0.49	(1.87)	0.32	(0.22)

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.33)	(0.29)	(0.37)	(0.19)
Return of capital	—		—	(0.03)	(0.02)	—

Total distributions	(0.18)		(0.33)	(0.32)	(0.39)	(0.19)

Net Asset Value per Share, End of period	$6.35		$5.83	$5.67	$7.86	$7.93

Total Return	11.99	% (2)	8.63%	(24.41%)	4.12%	(2.59	%) (3)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$1,145,065		$998,832	$1,035,971	$1,996,103	$489,106

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.82	% (4)	0.82%	0.81%	0.80%	0.79	% (4)

After Expense Reimbursement	0.77	% (4)	0.77%	0.77%	0.77%	0.77	% (4)

Ratio of Net Investment Income to Average Net Assets	7.41	% (4)	6.87%	4.86%	4.43%	4.96	% (4)

Portfolio Turnover Rate	65.51	% (2)	152.31%	119.10%	150.31%	135.46	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	For the period March 2, 2020 (Commencement of Operations) through October 31, 2020.
(4)	Annualized.

See accompanying Notes to Financial Statements.

48

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$7.03		$6.50	$8.47	$8.57	$9.17	$8.14

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.24		0.43	0.35	0.37	0.42	0.58
Net Realized and Unrealized Gain (Loss) on Investments	0.10		0.35	(2.06)	(0.25)	(0.89)	0.57

Total from Investment Operations	0.34		0.78	(1.71)	0.12	(0.47)	1.15

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.25)	(0.10)	(0.22)	(0.09)	(0.12)
Distributions from Return of Capital	—		—	(0.16)	—	(0.04)	—

Total Distributions	(0.21)		(0.25)	(0.26)	(0.22)	(0.13)	(0.12)

Net Asset Value per Share, End of period	$7.16		$7.03	$6.50	$8.47	$8.57	$9.17

Total Return	4.77	% (2)	11.92%	(20.57%)	1.34%	(5.26%)	14.26%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$52,428		$106,740	$101,530	$200,019	$192,679	$220,968

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.08	% (3)	0.97%	1.02%	0.96%	0.97%	1.03%

After Expense Reimbursement	0.85	% (3)	0.85%	0.85%	0.85%	0.85%	0.88%

Ratio of Net Investment Income to Average Net Assets	6.48	% (3)	5.90%	4.65%	4.14%	4.90%	6.66%

Portfolio Turnover Rate	57.23	% (2)	123.83%	122.49%	117.18%	135.99%	127.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

49

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31,
			2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of period	$7.01		$6.48	$8.44	$8.55	$9.15	$8.13

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.42	0.34	0.36	0.42	0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.12		0.35	(2.04)	(0.25)	(0.89)	0.57

Total from Investment Operations	0.35		0.77	(1.70)	0.11	(0.47)	1.14

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.24)	(0.10)	(0.22)	(0.09)	(0.12)
Distributions from Return of Capital	—		—	(0.16)	—	(0.04)	—

Total Distributions	(0.21)		(0.24)	(0.26)	(0.22)	(0.13)	(0.12)

Net Asset Value per Share, End of period	$7.15		$7.01	$6.48	$8.44	$8.55	$9.15

Total Return	4.90	% (2)	11.89%	(20.66%)	1.30%	(5.28%)	14.14%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$12,757		$13,949	$39,709	$39,546	$25,329	$28,011

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.49	% (3)	1.31%	1.38%	1.32%	1.35%	1.40%

After Expense Reimbursement	0.90	% (3)	0.90%	0.90%	0.90%	0.90%	0.92%

Ratio of Net Investment Income to Average Net Assets	6.23	% (3)	5.83%	4.64%	4.05%	4.84%	6.63%

Portfolio Turnover Rate	57.23	% (2)	123.83%	122.49%	117.18%	135.99%	127.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2024 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

50

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024 (182 days).

Actual Expenses: The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2023 to April 30, 2024)
TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$1,117.60	0.85%	$4.48
Hypothetical (5% return before expenses)	1,000.00	1,020.64	0.85%	4.27

N Class Shares
Actual	$1,000.00	$1,118.70	0.95%	$5.00
Hypothetical (5% return before expenses)	1,000.00	1,020.14	0.95%	4.77

Plan Class Shares
Actual	$1,000.00	$1,119.90	0.77%	$4.06
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.77%	3.87

TCW Emerging Markets Local Currency Income Fund
I Class Shares
Actual	$1,000.00	$1,047.70	0.85%	$4.33
Hypothetical (5% return before expenses)	1,000.00	1,020.64	0.85%	4.27

N Class Shares
Actual	$1,000.00	$1,049.00	0.90%	$4.59
Hypothetical (5% return before expenses)	1,000.00	1,020.39	0.90%	4.52

51

TCW Funds, Inc.

Special Meeting of Shareholders to Approve Directors — Voting Results (Unaudited)

On February 15, 2024, the Corporation held a Special Meeting of Shareholders to elect nine Directors of the Corporation. Shareholders of record on January 5, 2024 were entitled to vote on the proposal to elect Directors. All Funds voted together. Each nominee for Director named below was elected and will hold office until his or her successor has been duly elected and qualified. The following votes were recorded:

PROPOSAL: Election of Directors.

Director Nominee	Shares Voted For	Shares Withheld
Patrick C. Haden	778,061,060	5,620,273
Martin Luther King III	778,550,805	6,106,575
Megan McClellan	779,047,346	5,392,670
Peter McMillan	777,261,038	5,676,943
Patrick Moore	779,274,376	5,718,850
Victoria B. Rogers	778,911,008	5,469,537
Robert G. Rooney	780,047,992	5,788,337
Michael Swell	780,102,419	5,562,293
Andrew Tarica	778,119,775	5,585,230

52

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

53

TCW Funds, Inc.

515 South Flower Street

Los Angeles, California 90071

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, California 90071

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

DISTRIBUTOR

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, California 90071

DIRECTORS

Patrick C. Haden

Director and Vice Chairman of the Board

Martin Luther King III

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Robert Rooney

Director

Michael Swell

Director

Andrew Tarica

Director and Chairman of the Board

Megan McClellan

Director

Patrick Moore

Director

OFFICERS

Megan McClellan

President and Principal Executive Officer

Drew Bowden

Executive Vice President

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TO COME

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)

/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	June 27, 2024

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
Treasurer and Principal Financial and Accounting Officer

Date	June 27, 2024